NATIONWIDE

VLI SEPARATE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
3,901 shares (cost $44,841)	$ 45,802
VP Inflation Protection Fund - Class I (ACVIP1)
81,288 shares (cost $861,443)	847,830
Asset Allocation Fund - Class 2 (AMVAA2)
143,388 shares (cost $2,970,353)	3,163,139
Bond Fund - Class 2 (AMVBD2)
6,485,040 shares (cost $71,976,762)	71,011,185
Global Small Capitalization Fund - Class 2 (AMVGS2)
97,940 shares (cost $2,329,453)	2,511,190
Growth Fund - Class 2 (AMVGR2)
310,939 shares (cost $19,379,185)	24,825,392
International Fund - Class 2 (AMVI2)
230,579 shares (cost $4,533,194)	4,678,457
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
66,829 shares (cost $508,555)	497,207
Large Cap Core V.I. Fund - Class II (MLVLC2)
86,742 shares (cost $2,567,281)	2,885,891
Global Allocation V.I. Fund - Class II (MLVGA2)
682,268 shares (cost $11,222,163)	11,039,090
VP S&P 500 Index Portfolio (CVSPIP)
3,997 shares (cost $475,560)	451,937
Value Portfolio (DAVVL)
255,179 shares (cost $3,114,762)	2,888,625
VIP Emerging Markets Series: Service Class (DWVEMS)
58,983 shares (cost $1,246,754)	1,148,983
VIP Small Cap Value Series: Service Class (DWVSVS)
368,933 shares (cost $14,223,806)	14,786,816
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,534,092 shares (cost $290,022,524)	428,938,790
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
284,881 shares (cost $7,922,676)	13,095,979
Floating-Rate Income Fund (ETVFR)
7,290,469 shares (cost $68,536,554)	66,999,408
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
645,786 shares (cost $12,352,874)	11,985,783
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
3,146 shares (cost $36,959)	37,183
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
856,988 shares (cost $3,825,761)	4,953,393
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
32,264 shares (cost $408,075)	396,849
Mid Cap Value Portfolio: Class 1 (JPMMV1)
937,765 shares (cost $9,289,523)	10,699,901
Balanced Portfolio: Service Shares (JABS)
763,241 shares (cost $22,906,229)	25,164,070
Flexible Bond Portfolio: Service Shares (JAFBS)
338,958 shares (cost $4,443,664)	4,399,671
Forty Portfolio: Service Shares (JACAS)
1,139,013 shares (cost $42,131,109)	44,660,688
Global Technology Portfolio: Service Shares (JAGTS)
1,793,223 shares (cost $11,239,724)	15,349,987

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Overseas Portfolio: Service Shares (JAIGS)
927,306 shares (cost $35,602,184)	$29,256,512
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
106,167 shares (cost $1,941,561)	1,952,409
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,349,536 shares (cost $28,930,402)	26,936,729
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
42,325 shares (cost $864,764)	1,101,295
Investors Growth Stock Series - Initial Class (MIGIC)
216,410 shares (cost $2,453,312)	3,471,211
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
32,737 shares (cost $616,576)	534,270
New Discovery Series - Service Class (MNDSC)
71,588 shares (cost $1,281,384)	1,095,292
Research International Series - Service Class (MVRISC)
215,570 shares (cost $2,583,600)	2,832,586
Value Series - Initial Class (MVFIC)
492,423 shares (cost $7,226,299)	10,015,888
Value Series - Service Class (MVFSC)
1,385,506 shares (cost $22,410,922)	27,779,399
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2,827,689 shares (cost $50,926,478)	60,625,657
Core Plus Fixed Income Portfolio - Class I (MSVFI)
160,860 shares (cost $1,648,079)	1,717,988
Emerging Markets Debt Portfolio - Class I (MSEM)
4,801,141 shares (cost $40,557,953)	38,169,069
Global Real Estate Portfolio - Class II (VKVGR2)
453,849 shares (cost $4,394,733)	4,797,181
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
1,042,212 shares (cost $12,388,470)	13,267,353
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
41,676 shares (cost $1,115,280)	1,280,700
U.S. Real Estate Portfolio - Class I (MSVRE)
1,014,621 shares (cost $15,718,087)	20,424,323
NVIT International Index Fund Class I (NVIX)
1,268,369 shares (cost $12,578,655)	11,440,688
NVIT Bond Index Fund Class I (NVBX)
5,421,330 shares (cost $58,585,773)	57,954,016
NVIT Cardinal Managed Growth Class I (NCPG)
4,169 shares (cost $44,607)	43,315
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
1 shares (cost $6)	6
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,135,875 shares (cost $32,120,015)	40,923,357
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
324,101 shares (cost $6,228,072)	8,070,117
American Funds NVIT Bond Fund - Class II (GVABD2)
134,021 shares (cost $1,519,462)	1,545,266
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
212,285 shares (cost $5,205,759)	6,534,147
American Funds NVIT Growth Fund - Class II (GVAGR2)
115,334 shares (cost $6,522,694)	9,693,862
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
56,498 shares (cost $2,196,355)	3,335,092
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,201,300 shares (cost $22,372,267)	21,288,648

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Emerging Markets Fund - Class I (GEM)
1,283,074 shares (cost $14,583,256)	$14,126,639
NVIT International Equity Fund - Class I (GIG)
1,528,763 shares (cost $15,806,575)	15,746,263
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
24,228 shares (cost $197,976)	247,609
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,654,567 shares (cost $14,293,091)	16,793,857
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
21,115 shares (cost $321,305)	348,822
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
381,853 shares (cost $3,973,481)	4,162,192
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
14,552,259 shares (cost $150,166,427)	172,735,316
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
592,278 shares (cost $6,776,264)	7,154,713
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
516,472 shares (cost $5,651,008)	5,500,422
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
617,195 shares (cost $6,808,382)	7,424,850
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
640,501 shares (cost $6,658,786)	7,122,374
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
334,858 shares (cost $3,821,183)	3,837,473
NVIT Core Bond Fund - Class I (NVCBD1)
90,726 shares (cost $1,014,252)	990,728
NVIT Core Plus Bond Fund - Class I (NVLCP1)
214,595 shares (cost $2,443,646)	2,457,109
NVIT Nationwide Fund - Class I (TRF)
7,755,341 shares (cost $72,327,921)	113,383,078
NVIT Government Bond Fund - Class I (GBF)
5,757,068 shares (cost $66,765,731)	63,730,747
American Century NVIT Growth Fund - Class I (CAF)
762,652 shares (cost $9,906,786)	17,014,777
NVIT International Index Fund - Class II (GVIX2)
381,146 shares (cost $3,735,537)	3,430,313
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
1,894,606 shares (cost $18,308,347)	24,497,251
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
127,179 shares (cost $1,802,468)	1,967,458
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
37,369 shares (cost $646,268)	665,922
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,052,253 shares (cost $11,052,087)	10,974,997
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
5,240,469 shares (cost $51,357,275)	70,012,660
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
6,235,469 shares (cost $66,369,575)	86,485,955
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,405,438 shares (cost $14,615,677)	16,724,712
NVIT Mid Cap Index Fund - Class I (MCIF)
3,216,653 shares (cost $61,902,202)	80,705,832
NVIT Money Market Fund - Class I (SAM)
56,186,717 shares (cost $56,186,717)	56,186,717
NVIT Money Market Fund - Class V (SAM5)
166,552,616 shares (cost $166,552,616)	166,552,616

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,449,629 shares (cost $17,455,800)	$16,076,385
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
530,250 shares (cost $5,936,463)	5,344,921
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
888,122 shares (cost $9,024,144)	11,927,482
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
664,343 shares (cost $6,435,235)	7,832,602
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,759,777 shares (cost $25,888,131)	34,718,000
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
77,558 shares (cost $948,041)	915,964
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,283,746 shares (cost $13,031,808)	15,199,550
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
714,193 shares (cost $11,642,962)	14,983,777
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,497,680 shares (cost $26,920,153)	39,613,202
NVIT Multi-Manager Small Company Fund - Class I (SCF)
1,956,691 shares (cost $35,054,749)	45,884,409
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,266,674 shares (cost $11,447,427)	11,552,064
NVIT Short Term Bond Fund - Class I (NVSTB1)
2,433,580 shares (cost $25,639,257)	25,333,568
NVIT Short Term Bond Fund - Class II (NVSTB2)
182,679 shares (cost $1,916,310)	1,894,377
NVIT Large Cap Growth Fund - Class I (NVOLG1)
5,824,110 shares (cost $93,858,901)	132,440,271
Templeton NVIT International Value Fund - Class III (NVTIV3)
37,280 shares (cost $478,883)	452,207
Invesco NVIT Comstock Value Fund - Class I (EIF)
744,627 shares (cost $8,156,563)	12,375,705
NVIT Real Estate Fund - Class I (NVRE1)
4,633,982 shares (cost $39,046,196)	39,249,828
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2,221 shares (cost $26,545)	25,809
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
192 shares (cost $2,212)	2,189
NVIT Small Cap Index Fund Class II (NVSIX2)
17,533 shares (cost $244,562)	243,005
NVIT S&P 500 Index Fund Class I (GVEX1)
113,876 shares (cost $1,564,962)	1,629,560
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
9 shares (cost $106)	106
VPS Growth and Income Portfolio - Class A (ALVGIA)
776,035 shares (cost $19,049,549)	23,312,077
VPS International Value Portfolio - Class A (ALVIVA)
627,515 shares (cost $8,482,167)	8,490,275
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
911,781 shares (cost $18,445,698)	20,013,603
VP Capital Appreciation Fund - Class I (ACVCA)
102,209 shares (cost $1,458,612)	1,606,730
VP Income & Growth Fund - Class I (ACVIG)
2,307,688 shares (cost $15,779,121)	23,330,726
VP Inflation Protection Fund - Class II (ACVIP2)
1,203,805 shares (cost $13,818,643)	12,507,537

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VP International Fund - Class I (ACVI)
185,272 shares (cost $1,660,492)	$1,849,010
VP Mid Cap Value Fund - Class I (ACVMV1)
674,372 shares (cost $11,158,656)	13,379,537
VP Ultra(R) Fund - Class I (ACVU1)
99,119 shares (cost $1,181,522)	1,598,789
VP Value Fund - Class I (ACVV)
2,726,490 shares (cost $21,859,913)	25,656,269
MidCap Stock Portfolio - Initial Shares (DVMCS)
149,182 shares (cost $2,825,108)	3,435,651
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,106,472 shares (cost $75,690,358)	93,959,083
Appreciation Portfolio - Initial Shares (DCAP)
564,295 shares (cost $22,950,617)	27,938,261
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
22,342 shares (cost $823,956)	1,067,514
International Value Portfolio - Initial Shares (DVIV)
522,431 shares (cost $5,453,697)	5,511,650
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
40,155 shares (cost $655,526)	713,554
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
8,943 shares (cost $118,293)	155,608
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
142,754 shares (cost $845,220)	792,283
Quality Bond Fund II - Primary Shares (FQB)
2,450,734 shares (cost $27,687,530)	27,987,381
VIP Contrafund(R) Portfolio - Service Class (FCS)
1,615,880 shares (cost $44,592,293)	60,159,209
VIP Energy Portfolio - Service Class 2 (FNRS2)
393,971 shares (cost $8,519,800)	8,025,179
VIP Equity-Income Portfolio - Service Class (FEIS)
2,610,999 shares (cost $49,126,020)	63,133,958
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
201,920 shares (cost $2,288,763)	2,509,862
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
1,761,012 shares (cost $20,983,891)	22,435,298
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
768,479 shares (cost $9,013,066)	9,982,543
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
94,226 shares (cost $1,010,445)	1,039,315
VIP Growth Opportunities Portfolio - Service Class (FGOS)
90,197 shares (cost $2,138,604)	3,017,989
VIP Growth Portfolio - Service Class (FGS)
1,404,012 shares (cost $54,225,583)	88,902,055
VIP High Income Portfolio - Service Class (FHIS)
2,282,639 shares (cost $13,030,096)	12,531,687
VIP High Income Portfolio - Service Class R (FHISR)
739,036 shares (cost $4,187,300)	4,035,139
VIP Index 500 Portfolio - Initial Class (FIP)
167,178 shares (cost $24,624,581)	34,793,004
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
12,002,276 shares (cost $154,512,409)	151,948,813
VIP Mid Cap Portfolio - Service Class (FMCS)
1,342,573 shares (cost $43,618,703)	50,265,918
VIP Overseas Portfolio - Service Class (FOS)
516,756 shares (cost $8,731,080)	9,627,164

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Overseas Portfolio - Service Class R (FOSR)
603,802 shares (cost $9,337,597)	$11,224,675
VIP Value Strategies Portfolio - Service Class (FVSS)
368,026 shares (cost $3,910,966)	5,579,275
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
7,879 shares (cost $91,900)	91,633
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
727,007 shares (cost $9,052,192)	9,131,209
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
831,899 shares (cost $10,334,243)	10,931,158
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
302,939 shares (cost $5,152,639)	5,646,788
Franklin Income Securities Fund - Class 2 (FTVIS2)
419,414 shares (cost $6,582,235)	6,710,624
Rising Dividends Securities Fund - Class 1 (FTVRDI)
578,870 shares (cost $13,270,952)	17,151,914
Small Cap Value Securities Fund - Class 1 (FTVSVI)
468,817 shares (cost $7,097,642)	10,693,717
Small Cap Value Securities Fund - Class 2 (FTVSV2)
506,357 shares (cost $10,359,817)	11,301,889
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
21,004 shares (cost $479,881)	464,395
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
346,835 shares (cost $3,435,453)	3,190,880
Templeton Foreign Securities Fund - Class 1 (TIF)
80,102 shares (cost $1,190,329)	1,228,769
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,661,585 shares (cost $26,366,025)	25,006,854
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
745,200 shares (cost $13,936,492)	13,406,145
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
99,874 shares (cost $743,422)	741,068
Mid Cap Value- Institutional Shares (GVMCE)
3,643,039 shares (cost $56,469,158)	63,498,167
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
2,906 shares (cost $43,887)	39,720
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
164,443 shares (cost $1,434,203)	1,264,569
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
403,548 shares (cost $9,120,736)	9,039,481
Baron Growth Opportunities Fund Service Class (BNCAI)
219,440 shares (cost $9,180,422)	10,321,128
Short Duration Bond Portfolio - I Class Shares (AMTB)
352,019 shares (cost $3,906,313)	3,752,523
Guardian Portfolio - I Class Shares (AMGP)
44,602 shares (cost $1,043,308)	1,074,471
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
117,253 shares (cost $3,159,078)	2,872,704
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
71,632 shares (cost $1,020,843)	1,174,049
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
302,080 shares (cost $4,211,126)	5,398,173
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
93,979 shares (cost $1,628,854)	1,685,051
Socially Responsive Portfolio - I Class Shares (AMSRS)
105,375 shares (cost $1,566,864)	2,516,357

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
244,973 shares (cost $11,307,463)	$15,891,428
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,934,228 shares (cost $63,292,279)	76,402,019
International Growth Fund/VA - Non-Service Shares (OVIG)
1,346,398 shares (cost $3,376,765)	3,110,180
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
953,498 shares (cost $20,558,442)	32,047,055
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
271,123 shares (cost $6,138,238)	7,201,018
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
338,159 shares (cost $15,583,920)	26,653,659
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
4,015,260 shares (cost $21,738,298)	21,280,876
All Asset Portfolio - Administrative Class (PMVAAA)
2,641,890 shares (cost $29,538,279)	27,369,980
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
7,641 shares (cost $43,454)	37,137
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
130,655 shares (cost $1,435,556)	1,375,793
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
210,504 shares (cost $2,288,755)	2,536,568
Low Duration Portfolio - Administrative Class (PMVLDA)
6,104,920 shares (cost $65,097,823)	64,590,053
Real Return Portfolio - Administrative Class (PMVRRA)
7,495,095 shares (cost $104,091,409)	96,012,168
Total Return Portfolio - Administrative Class (PMVTRA)
15,083,410 shares (cost $171,565,696)	168,934,192
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
37,990 shares (cost $938,163)	824,014
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
566,880 shares (cost $5,930,259)	5,470,388
VT Growth & Income Fund: Class IB (PVGIB)
41,448 shares (cost $852,587)	1,082,633
VT International Equity Fund: Class IB (PVTIGB)
84,234 shares (cost $977,844)	1,111,887
VT Small Cap Value Fund: Class IB (PVTSCB)
44,566 shares (cost $781,693)	736,676
VT Voyager Fund: Class IB (PVTVB)
29,036 shares (cost $1,210,837)	1,598,166
VI Growth and Income Fund - Series I Shares (ACGI)
210,528 shares (cost $4,901,599)	5,294,786
VI American Franchise Fund - Series I Shares (ACEG)
20,205 shares (cost $826,729)	1,108,829
VI Value Opportunities Fund - Series I Shares (AVBVI)
55,316 shares (cost $411,244)	544,306
VI High Yield Fund - Series I Shares (AVHY1)
2,802,313 shares (cost $15,843,346)	15,496,788
VI International Growth Fund - Series I Shares (AVIE)
1,682,119 shares (cost $51,993,240)	58,655,475
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
31,469 shares (cost $461,668)	442,459
Micro-Cap Portfolio - Investment Class (ROCMC)
992,014 shares (cost $11,371,930)	11,279,201
Variable Fund - Multi-Hedge Strategies (RVARS)
33,172 shares (cost $757,204)	789,837

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Equity Income Portfolio - II (TREI2)
2,469,604 shares (cost $58,172,626)	$73,939,933
Health Sciences Portfolio - II (TRHS2)
858,930 shares (cost $23,921,942)	31,136,213
Limited-Term Bond Portfolio (TRLT1)
3,509,529 shares (cost $17,218,875)	17,126,501
Mid-Cap Growth Portfolio - II (TRMCG2)
1,269,532 shares (cost $30,896,788)	34,378,929
New America Growth Portfolio (TRNAG1)
1,731,507 shares (cost $43,461,267)	43,114,533
Personal Strategy Balanced Portfolio (TRPSB1)
200,062 shares (cost $4,265,871)	4,113,275
Blue Chip Growth Portfolio (TRBCGP)
1,335,732 shares (cost $25,909,155)	27,676,372
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,081,757 shares (cost $13,901,585)	14,008,756
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,223,499 shares (cost $36,834,946)	31,040,162
Variable Insurance Fund - Balanced Portfolio (VVB)
296,725 shares (cost $6,165,223)	7,118,427
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
879,369 shares (cost $12,418,385)	16,400,239
Variable Insurance Fund - International Portfolio (VVI)
208,293 shares (cost $3,867,698)	4,297,090
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
731,509 shares (cost $12,349,623)	16,451,636
Variable Insurance Fund - REIT Index Portfolio (VVREI)
682,648 shares (cost $8,300,309)	9,673,127
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
475,789 shares (cost $5,095,311)	5,057,637
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
171,957 shares (cost $4,009,965)	4,151,044
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
1,322,956 shares (cost $15,943,720)	15,968,084
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,368,772 shares (cost $14,864,493)	14,876,220
Variable Insurance Portfolios - Growth (WRGP)
282,915 shares (cost $3,283,619)	3,418,436
Variable Insurance Portfolios - High Income (WRHIP)
11,380,581 shares (cost $45,899,629)	43,822,064
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
448,363 shares (cost $4,710,639)	4,862,276
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
834,758 shares (cost $7,116,825)	8,001,318
Variable Insurance Portfolios - Science and Technology (WRSTP)
680,375 shares (cost $16,369,127)	17,025,165
Advantage VT Discovery Fund (SVDF)
497,109 shares (cost $13,397,839)	15,266,229
Advantage VT Opportunity Fund - Class 2 (SVOF)
319,626 shares (cost $6,988,887)	9,224,417
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
640,360 shares (cost $5,913,940)	6,377,982

Total Investments	$4,739,479,698

Other Accounts Receivable	780,840
Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	480
Accounts Receivable-NVIT Money Market Fund - Class I (SAM)	161,421

(Continued)

NW VLI SEPARATE ACCT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Accounts Payable-VP International Fund - Class I (ACVI)	$(10,769)
Accounts Payable-VP Inflation Protection Fund - Class I (ACVIP1)	(1,920)
Accounts Payable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(1,013)
Accounts Payable-Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	(2,338)
Accounts Payable-Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	(12,038)
Accounts Payable-VIP Contrafund(R) Portfolio - Service Class (FCS)	(175,202)
Accounts Payable-VIP Growth Opportunities Portfolio - Service Class (FGOS)	(119,239)
Accounts Payable-VIP Growth Portfolio - Service Class (FGS)	(113,318)
Accounts Payable-NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	(4)
Accounts Payable-TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	(4)
Accounts Payable-Loring Ward NVIT Moderate Fund - Class P (NVLMP)	(5)
Accounts Payable-Templeton NVIT International Value Fund - Class III (NVTIV3)	(298)
Accounts Payable-Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	(77,210)
Accounts Payable-Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	(26,905)

$4,739,882,176

Contract Owners’ Equity:
Accumulation units	4,739,882,176

Total Contract Owners’ Equity (note 8)	$4,739,882,176

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	ALVDAA	ACVIP1	AMVAA2	AMVBD2	AMVGS2	AMVGR2	AMVI2
Reinvested dividends	$75,131,782	293	8,824	49,374	1,142,364	3,153	197,469	62,626
Asset charges (note 3)	(5,955,966)	-	(1,450)	(7,656)	(15,418)	(5,583)	(55,744)	(9,290)

Net investment income (loss)	69,175,816	293	7,374	41,718	1,126,946	(2,430)	141,725	53,336

Realized gain (loss) on investments	164,268,990	11,869	(2,979)	408,358	116	266,876	941,972	193,992
Change in unrealized gain (loss) on investments	(131,795,881)	(6,662)	(4,858)	(479,810)	(962,810)	(220,582)	(319,946)	(384,005)

Net gain (loss) on investments	32,473,109	5,207	(7,837)	(71,452)	(962,694)	46,294	622,026	(190,013)

Reinvested capital gains	156,000,821	2,030	13,501	217,971	23	12,354	1,199,477	-

Net increase (decrease) in contract owners’ equity resulting from operations	$257,649,746	7,530	13,038	188,237	164,275	56,218	1,963,228	(136,677)

Investment Activity:	BRVHYI	MLVLC2	MLVGA2	CVSPIP	DAVVL	DWVEMS	DWVSVS	DSIF
Reinvested dividends	$6,811	22,261	228,678	7,043	26,913	3,334	37,812	6,888,851
Asset charges (note 3)	(310)	(5,307)	-	(130)	(2,972)	(2,070)	(30,501)	(559,803)

Net investment income (loss)	6,501	16,954	228,678	6,913	23,941	1,264	7,311	6,329,048

Realized gain (loss) on investments	(1)	213,602	106,099	174	104,347	3,847	574,571	12,600,863
Change in unrealized gain (loss) on investments	(11,348)	(252,528)	(977,571)	(23,623)	(537,504)	(106,929)	(987,218)	25,451,260

Net gain (loss) on investments	(11,349)	(38,926)	(871,472)	(23,449)	(433,157)	(103,082)	(412,647)	38,052,123

Reinvested capital gains	2,610	337,641	846,120	37,320	582,501	3,136	962,455	4,302,749

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,238)	315,669	203,326	20,784	173,285	(98,682)	557,119	48,683,920

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	DSRG	ETVFR	FTVGB1	GVGMNS	IVKMG1	IVBRA1	JPMMV1	JABS
Reinvested dividends	$131,323	1,667,900	444,601	15	-	-	60,088	357,721
Asset charges (note 3)	(1,040)	(60,837)	(15,215)	-	(3,517)	-	(17,595)	(41,255)

Net investment income (loss)	130,283	1,607,063	429,386	15	(3,517)	-	42,493	316,466

Realized gain (loss) on investments	554,171	14,840	(45,831)	995	257,214	(77)	355,721	348,980
Change in unrealized gain (loss) on investments	42,892	(1,575,323)	(367,092)	(580)	98,049	(11,226)	468,058	566,921

Net gain (loss) on investments	597,063	(1,560,483)	(412,923)	415	355,263	(11,303)	823,779	915,901

Reinvested capital gains	858,879	-	-	344	-	8,315	409,988	581,544

Net increase (decrease) in contract owners’ equity resulting from operations	$1,586,225	46,580	16,463	774	351,746	(2,988)	1,276,260	1,813,911

Investment Activity:	JAFBS	JACAS	JAGTS	JAIGS	JAMVS	LZREMS	LOVMCV	MIGIC
Reinvested dividends	$57,391	13,759	-	2,018,852	68,910	478,475	4,710	18,472
Asset charges (note 3)	(2,599)	(31,241)	(5,252)	(19,365)	(4,314)	(57,490)	(2,755)	-

Net investment income (loss)	54,792	(17,482)	(5,252)	1,999,487	64,596	420,985	1,955	18,472

Realized gain (loss) on investments	3,400	1,940,895	1,271,107	(2,696,527)	121,721	(411,394)	223,550	378,879
Change in unrealized gain (loss) on investments	(43,993)	(12,114,412)	(850,920)	(5,919,021)	(190,410)	(1,824,609)	(86,265)	(216,992)

Net gain (loss) on investments	(40,593)	(10,173,517)	420,187	(8,615,548)	(68,689)	(2,236,003)	137,285	161,887

Reinvested capital gains	-	13,587,607	873,123	2,485,570	162,184	255,607	-	198,422

Net increase (decrease) in contract owners’ equity resulting from operations	$14,199	3,396,608	1,288,058	(4,130,491)	158,091	(1,559,411)	139,240	378,781

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	MNDIC	MNDSC	MVRISC	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM
Reinvested dividends	$-	-	42,496	156,890	391,063	1,102,023	47,808	2,161,628
Asset charges (note 3)	-	(3,199)	(8,261)	-	(61,309)	(130,399)	-	(41,700)

Net investment income (loss)	-	(3,199)	34,235	156,890	329,754	971,624	47,808	2,119,928

Realized gain (loss) on investments	42,779	237,622	385,806	1,145,109	3,858,805	2,723,214	37,057	2,955
Change in unrealized gain (loss) on investments	(222,400)	(624,227)	(651,455)	(600,505)	(2,255,213)	(3,182,137)	43,893	(1,338,232)

Net gain (loss) on investments	(179,621)	(386,605)	(265,649)	544,604	1,603,592	(458,923)	80,950	(1,335,277)

Reinvested capital gains	122,045	277,161	-	317,434	917,522	-	-	297,415

Net increase (decrease) in contract owners’ equity resulting from operations	$(57,576)	(112,643)	(231,414)	1,018,928	2,850,868	512,701	128,758	1,082,066

Investment Activity:	VKVGR2	MSVMG	MSVEG	MSVRE	NVIX	NVBX	NCPG	NVAMV1
Reinvested dividends	$26,581	-	-	255,334	252,553	1,290,753	1,140	806,692
Asset charges (note 3)	(8,747)	(29,279)	(3,269)	(40,975)	(11,735)	(25,100)	-	-

Net investment income (loss)	17,834	(29,279)	(3,269)	214,359	240,818	1,265,653	1,140	806,692

Realized gain (loss) on investments	35,599	226,531	170,796	1,092,973	(45,074)	1,537	(4)	1,346,695
Change in unrealized gain (loss) on investments	444,934	(1,831,183)	(183,638)	3,397,062	(1,137,967)	(631,757)	(1,292)	(1,640,942)

Net gain (loss) on investments	480,533	(1,604,652)	(12,842)	4,490,035	(1,183,041)	(630,220)	(1,296)	(294,247)

Reinvested capital gains	-	1,857,615	86,300	-	-	-	572	4,487,169

Net increase (decrease) in contract owners’ equity resulting from operations	$498,367	223,684	70,189	4,704,394	(942,223)	635,433	416	4,999,614

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG
Reinvested dividends	$75,892	18,967	47,202	42,607	25,692	1,254,124	170,610	544,539
Asset charges (note 3)	-	-	-	-	-	(28,383)	(13,786)	(13,339)

Net investment income (loss)	75,892	18,967	47,202	42,607	25,692	1,225,741	156,824	531,200

Realized gain (loss) on investments	649,323	16,804	459,878	842,576	160,206	378,296	(187,711)	1,308,154
Change in unrealized gain (loss) on investments	(349,691)	26,171	(370,537)	(144,348)	105,627	(1,117,148)	(492,917)	(2,029,710)

Net gain (loss) on investments	299,632	42,975	89,341	698,228	265,833	(738,852)	(680,628)	(721,556)

Reinvested capital gains	12,475	13,492	-	-	29,410	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$387,999	75,434	136,543	740,835	320,935	486,889	(523,804)	(190,356)

Investment Activity:	NVIE6	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1
Reinvested dividends	$10,101	151,018	3,042	86,589	4,082,608	172,543	121,095	181,709
Asset charges (note 3)	-	-	-	(107)	(163,306)	(244)	(388)	(43)

Net investment income (loss)	10,101	151,018	3,042	86,482	3,919,302	172,299	120,707	181,666

Realized gain (loss) on investments	6,374	564,758	206,595	235,539	604,671	452,247	95,343	80,944
Change in unrealized gain (loss) on investments	(18,097)	(2,305,020)	(159,138)	(343,408)	(1,470,444)	(517,837)	(191,744)	(117,258)

Net gain (loss) on investments	(11,723)	(1,740,262)	47,457	(107,869)	(865,773)	(65,590)	(96,401)	(36,314)

Reinvested capital gains	-	2,663,751	-	177,391	4,167,905	208,736	152,576	170,866

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,622)	1,074,507	50,499	156,004	7,221,434	315,445	176,882	316,218

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX2
Reinvested dividends	$177,055	91,191	27,682	57,910	1,270,489	1,303,192	58,792	193,710
Asset charges (note 3)	(203)	(1,002)	-	-	(70,325)	(94,971)	(1,994)	(10,472)

Net investment income (loss)	176,852	90,189	27,682	57,910	1,200,164	1,208,221	56,798	183,238

Realized gain (loss) on investments	281,263	110,618	(10,997)	(5,830)	1,218,553	(2,603,576)	894,053	1,549,338
Change in unrealized gain (loss) on investments	(745,384)	(154,284)	23,730	56,522	10,195,924	4,554,110	848,874	(1,707,618)

Net gain (loss) on investments	(464,121)	(43,666)	12,733	50,692	11,414,477	1,950,534	1,742,927	(158,280)

Reinvested capital gains	572,239	95,015	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$284,970	141,538	40,415	108,602	12,614,641	3,158,755	1,799,725	24,958

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$408,881	33,429	11,039	203,393	1,194,175	1,444,114	298,239	838,014
Asset charges (note 3)	(10,992)	-	-	(6,044)	(22,218)	(19,082)	(3,600)	(97,503)

Net investment income (loss)	397,889	33,429	11,039	197,349	1,171,957	1,425,032	294,639	740,511

Realized gain (loss) on investments	3,350,387	47,171	18,725	104,948	2,901,232	42,660	593,906	5,556,452
Change in unrealized gain (loss) on investments	(2,469,109)	(4,838)	(12,386)	(234,771)	(489,962)	2,507,673	(445,026)	(3,502,944)

Net gain (loss) on investments	881,278	42,333	6,339	(129,823)	2,411,270	2,550,333	148,880	2,053,508

Reinvested capital gains	-	7,644	9,215	335,347	-	-	304,000	4,079,802

Net increase (decrease) in contract owners’ equity resulting from operations	$1,279,167	83,406	26,593	402,873	3,583,227	3,975,365	747,519	6,873,821

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SAM	SAM5	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV1
Reinvested dividends	$-	-	179,215	117,613	57,639	98,161	-	12,174
Asset charges (note 3)	(15,321)	(436,405)	-	-	(1,575)	(1,415)	(198)	(459)

Net investment income (loss)	(15,321)	(436,405)	179,215	117,613	56,064	96,746	(198)	11,715

Realized gain (loss) on investments	-	-	(4,042)	(162,801)	521,601	317,657	1,924,525	7,215
Change in unrealized gain (loss) on investments	-	-	(1,379,414)	(471,896)	(263,944)	(402,869)	(4,727,274)	(45,369)

Net gain (loss) on investments	-	-	(1,383,456)	(634,697)	257,657	(85,212)	(2,802,749)	(38,154)

Reinvested capital gains	-	-	880,947	-	845,125	753,267	4,135,968	77,864

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,321)	(436,405)	(323,294)	(517,084)	1,158,846	764,801	1,333,021	51,425

Investment Activity:	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1
Reinvested dividends	$196,599	-	210,486	79,688	359,346	292,055	18,322	946,776
Asset charges (note 3)	-	(5,532)	(19,386)	(47,748)	(3,341)	(55,704)	-	-

Net investment income (loss)	196,599	(5,532)	191,100	31,940	356,005	236,351	18,322	946,776

Realized gain (loss) on investments	663,126	993,741	3,193,137	7,970,575	174,953	(10,197)	4,357	5,151,205
Change in unrealized gain (loss) on investments	(1,866,716)	(2,657,653)	(4,239,147)	(15,184,198)	(108,645)	11,379	(13,312)	(8,774,176)

Net gain (loss) on investments	(1,203,590)	(1,663,912)	(1,046,010)	(7,213,623)	66,308	1,182	(8,955)	(3,622,971)

Reinvested capital gains	3,178,359	2,037,109	3,638,018	7,427,497	-	-	-	13,853,078

Net increase (decrease) in contract owners’ equity resulting from operations	$2,171,368	367,665	2,783,108	245,814	422,313	237,533	9,367	11,176,883

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	NOTMG3
Reinvested dividends	$19,386	212,768	1,049,298	454	25	2,062	28,126	1
Asset charges (note 3)	(1,118)	(1,018)	(16,738)	-	-	-	-	-

Net investment income (loss)	18,268	211,750	1,032,560	454	25	2,062	28,126	1

Realized gain (loss) on investments	16,612	339,078	1,270,084	403	1	1,528	51,359	195
Change in unrealized gain (loss) on investments	(101,576)	511,336	(2,123,562)	(787)	(23)	(6,587)	37,399	(160)

Net gain (loss) on investments	(84,964)	850,414	(853,478)	(384)	(22)	(5,059)	88,758	35

Reinvested capital gains	21,106	-	8,602,715	802	20	8,393	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	$(45,590)	1,062,164	8,781,797	872	23	5,396	116,884	37

Investment Activity:	ALVGIA	ALVIVA	ALVSVA	ACVCA	ACVIG	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$302,485	329,025	132,425	-	440,286	165,181	61,572	135,153
Asset charges (note 3)	(33,986)	(15,714)	(15,143)	(1,724)	(9,016)	-	(6,035)	(6,902)

Net investment income (loss)	268,499	313,311	117,282	(1,724)	431,270	165,181	55,537	128,251

Realized gain (loss) on investments	1,506,475	(68,109)	914,367	1,732	307,053	(267,212)	500,852	762,328
Change in unrealized gain (loss) on investments	63,603	(845,738)	(1,483,561)	148,118	1,782,768	196,472	(712,911)	128,910

Net gain (loss) on investments	1,570,078	(913,847)	(569,194)	149,850	2,089,821	(70,740)	(212,059)	891,238

Reinvested capital gains	-	-	2,184,267	-	-	311,644	-	731,729

Net increase (decrease) in contract owners’ equity resulting from operations	$1,838,577	(600,536)	1,732,355	148,126	2,521,091	406,085	(156,522)	1,751,218

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ACVU1	ACVV	DVMCS	DVSCS	DCAP	DSC	DVIV	SVSSVB
Reinvested dividends	$5,276	339,842	21,165	475,016	554,437	-	176,581	8,044
Asset charges (note 3)	(2,195)	(41,113)	(4,775)	(155,161)	(26,244)	-	(18,384)	(1,371)

Net investment income (loss)	3,081	298,729	16,390	319,855	528,193	-	158,197	6,673

Realized gain (loss) on investments	78,170	2,603,403	81,392	4,404,244	4,403,783	177,342	1,021,463	172,809
Change in unrealized gain (loss) on investments	55,624	(302,187)	208,273	(4,953,887)	(3,422,113)	(154,774)	(1,585,073)	(166,400)

Net gain (loss) on investments	133,794	2,301,216	289,665	(549,643)	981,670	22,568	(563,610)	6,409

Reinvested capital gains	-	-	11,487	4,511,317	859,878	-	-	8,555

Net increase (decrease) in contract owners’ equity resulting from operations	$136,875	2,599,945	317,542	4,281,529	2,369,741	22,568	(405,413)	21,637

Investment Activity:	SVSLVB	FVCA2P	FQB	FCS	FNRS2	FEIS	FF10S	FF20S
Reinvested dividends	$2,092	13,782	1,092,004	503,263	62,586	1,719,214	38,444	351,654
Asset charges (note 3)	(352)	-	(26,206)	(136,802)	-	(41,561)	(704)	(28,952)

Net investment income (loss)	1,740	13,782	1,065,798	366,461	62,586	1,677,653	37,740	322,702

Realized gain (loss) on investments	6,054	841	588,287	7,799,788	514,600	(76,600)	18,067	933,065
Change in unrealized gain (loss) on investments	6,338	(173,158)	(598,804)	(2,331,541)	(1,887,387)	3,073,824	11,784	(806,719)

Net gain (loss) on investments	12,392	(172,317)	(10,517)	5,468,247	(1,372,787)	2,997,224	29,851	126,346

Reinvested capital gains	-	150,975	-	1,177,951	104,674	896,837	39,338	356,445

Net increase (decrease) in contract owners’ equity resulting from operations	$14,132	(7,560)	1,055,281	7,012,659	(1,205,527)	5,571,714	106,929	805,493

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FF30S	FFINS	FGOS	FGS	FHIS	FHISR	FIP	FIGBS
Reinvested dividends	$144,815	14,891	3,298	81,474	735,139	234,363	552,258	3,242,445
Asset charges (note 3)	(9,139)	(2,437)	(3,344)	(64,229)	(16,436)	-	(71,461)	(110,677)

Net investment income (loss)	135,676	12,454	(46)	17,245	718,703	234,363	480,797	3,131,768

Realized gain (loss) on investments	159,089	44,702	91,155	2,544,798	99,956	12,368	2,019,039	(99,725)
Change in unrealized gain (loss) on investments	(73,921)	(30,142)	170,613	6,313,633	(670,174)	(202,096)	1,952,240	(373,491)

Net gain (loss) on investments	85,168	14,560	261,768	8,858,431	(570,218)	(189,728)	3,971,279	(473,216)

Reinvested capital gains	171,942	11,517	2,758	-	-	-	30,656	23,761

Net increase (decrease) in contract owners’ equity resulting from operations	$392,786	38,531	264,480	8,875,676	148,485	44,635	4,482,732	2,682,313

Investment Activity:	FMCS	FOS	FOSR	FVSS	FF05S	FF15S	FF25S	FF40S
Reinvested dividends	$79,857	127,928	149,760	51,427	1,380	139,774	182,261	83,760
Asset charges (note 3)	(39,572)	(11,133)	-	(1,515)	(95)	(18,066)	(23,186)	(12,350)

Net investment income (loss)	40,285	116,795	149,760	49,912	1,285	121,708	159,075	71,410

Realized gain (loss) on investments	3,043,024	524,334	(41,746)	333,311	28	554,771	409,542	347,708
Change in unrealized gain (loss) on investments	(1,293,403)	(1,556,691)	(1,146,051)	(55,378)	(140)	(478,667)	(296,706)	(248,729)

Net gain (loss) on investments	1,749,621	(1,032,357)	(1,187,797)	277,933	(112)	76,104	112,836	98,979

Reinvested capital gains	1,149,842	2,851	3,172	-	461	130,641	193,642	85,456

Net increase (decrease) in contract owners’ equity resulting from operations	$2,939,748	(912,711)	(1,034,865)	327,845	1,634	328,453	465,553	255,845

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVIS2	FTVRDI	FTVSVI	FTVSV2	FTVMD2	FTVDM2	TIF	TIF2
Reinvested dividends	$333,305	262,919	92,357	69,897	9,877	54,255	29,394	466,460
Asset charges (note 3)	-	-	-	(22,731)	(1,002)	-	-	(42,804)

Net investment income (loss)	333,305	262,919	92,357	47,166	8,875	54,255	29,394	423,656

Realized gain (loss) on investments	387,455	1,134,666	430,393	699,439	6,903	1,240	25,815	594,107
Change in unrealized gain (loss) on investments	(414,549)	(268,523)	(1,232,457)	(1,516,876)	(27,197)	(244,573)	(205,899)	(4,501,055)

Net gain (loss) on investments	(27,094)	866,143	(802,064)	(817,437)	(20,294)	(243,333)	(180,084)	(3,906,948)

Reinvested capital gains	-	325,868	803,503	842,839	30,567	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$306,211	1,454,930	93,796	72,568	19,148	(189,078)	(150,690)	(3,483,292)

Investment Activity:	FTVGI2	FTVFA2	GVMCE	GVCSE	GVGOPS	SBVSG	BNCAI	AMTB
Reinvested dividends	$782,608	20,231	622,405	297	-	-	18,446	66,390
Asset charges (note 3)	(18,069)	-	(139,427)	(32)	(1,981)	(16,686)	(20,415)	-

Net investment income (loss)	764,539	20,231	482,978	265	(1,981)	(16,686)	(1,969)	66,390

Realized gain (loss) on investments	(1,185,673)	(11,436)	6,162,866	(73)	59,857	534,587	639,012	(29,536)
Change in unrealized gain (loss) on investments	449,607	7,638	(9,413,680)	(4,167)	(211,422)	(1,036,828)	(249,467)	(14,875)

Net gain (loss) on investments	(736,066)	(3,798)	(3,250,814)	(4,240)	(151,565)	(502,241)	389,545	(44,411)

Reinvested capital gains	-	617	10,364,851	5,582	239,061	914,902	55,379	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,473	17,050	7,597,015	1,607	85,515	395,975	442,955	21,979

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	AMGP	AMCG	AMTP	AMRI	AMFAS	AMSRS	OVGR	OVGS
Reinvested dividends	$4,978	-	8,581	53,447	-	8,965	75,729	846,565
Asset charges (note 3)	(1,772)	(5,978)	(1,028)	(12,730)	(1,989)	-	(36,134)	(96,750)

Net investment income (loss)	3,206	(5,978)	7,553	40,717	(1,989)	8,965	39,595	749,815

Realized gain (loss) on investments	105,425	249,506	20,837	143,151	615,917	437,717	2,183,808	4,237,273
Change in unrealized gain (loss) on investments	(183,782)	(1,131,079)	72,463	330,527	(749,617)	(212,015)	(327,253)	(6,801,382)

Net gain (loss) on investments	(78,357)	(881,573)	93,300	473,678	(133,700)	225,702	1,856,555	(2,564,109)

Reinvested capital gains	174,821	1,067,675	-	141,577	147,915	-	412,312	3,453,772

Net increase (decrease) in contract owners’ equity resulting from operations	$99,670	180,124	100,853	655,972	12,226	234,667	2,308,462	1,639,478

Investment Activity:	OVIG	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVRSA	PMVFBA
Reinvested dividends	$31,160	260,958	54,635	-	846,800	1,490,481	53	41,979
Asset charges (note 3)	(5,777)	(11,181)	-	(13,281)	-	(56,764)	-	(980)

Net investment income (loss)	25,383	249,777	54,635	(13,281)	846,800	1,433,717	53	40,999

Realized gain (loss) on investments	3,155	945,920	859,479	1,090,889	(35,539)	95,831	(3,544)	(90,952)
Change in unrealized gain (loss) on investments	(295,421)	1,356,012	(1,049,947)	372,504	(420,887)	(1,463,732)	(6,317)	133,478

Net gain (loss) on investments	(292,266)	2,301,932	(190,468)	1,463,393	(456,426)	(1,367,901)	(9,861)	42,526

Reinvested capital gains	54,842	630,794	877,758	-	-	-	-	3,808

Net increase (decrease) in contract owners’ equity resulting from operations	$(212,041)	3,182,503	741,925	1,450,112	390,374	65,816	(9,808)	87,333

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PMVLGA	PMVLDA	PMVRRA	PMVTRA	PIVEMI	PIHYB1	PVGIB	PVTIGB
Reinvested dividends	$48,661	728,769	1,403,783	6,849,134	7,062	281,464	11,151	10,438
Asset charges (note 3)	(5,277)	(128,705)	(205,810)	(634,290)	(1,183)	(10,855)	-	-

Net investment income (loss)	43,384	600,064	1,197,973	6,214,844	5,879	270,609	11,151	10,438

Realized gain (loss) on investments	(50,276)	347,712	(375,101)	(2,453,928)	41,922	57,018	115,015	46,820
Change in unrealized gain (loss) on investments	457,232	(519,240)	2,004,889	11,902,154	(157,367)	(547,339)	(28,407)	(136,789)

Net gain (loss) on investments	406,956	(171,528)	1,629,788	9,448,226	(115,445)	(490,321)	86,608	(89,969)

Reinvested capital gains	-	-	-	-	5,637	216,569	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$450,340	428,536	2,827,761	15,663,070	(103,929)	(3,143)	97,759	(79,531)

Investment Activity:	PVTSCB	PVTVB	ACGI	ACEG	AVBVI	AVHY1	AVIE	AVMCCI
Reinvested dividends	$1,381	12,777	90,381	457	7,907	496,660	935,671	570
Asset charges (note 3)	(989)	-	(11,627)	-	(719)	(24,910)	(128,142)	(3,008)

Net investment income (loss)	392	12,777	78,754	457	7,188	471,750	807,529	(2,438)

Realized gain (loss) on investments	(8,730)	217,303	520,619	77,339	47,848	302,831	2,262,537	146,761
Change in unrealized gain (loss) on investments	(46,073)	(113,593)	(713,774)	8,013	(20,511)	(700,699)	(2,963,874)	(245,696)

Net gain (loss) on investments	(54,803)	103,710	(193,155)	85,352	27,337	(397,868)	(701,337)	(98,935)

Reinvested capital gains	68,349	32,785	587,759	-	-	-	-	163,516

Net increase (decrease) in contract owners’ equity resulting from operations	$13,938	149,272	473,358	85,809	34,525	73,882	106,192	62,143

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ROCMC	RVARS	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1
Reinvested dividends	$-	-	1,089,393	-	206,487	-	-	69,009
Asset charges (note 3)	(33,142)	-	(160,277)	(26,405)	(39,696)	(69,963)	(82,845)	(8,487)

Net investment income (loss)	(33,142)	-	929,116	(26,405)	166,791	(69,963)	(82,845)	60,522

Realized gain (loss) on investments	2,086,954	5,608	4,887,583	2,472,225	(23,978)	510,221	2,964,721	175,013
Change in unrealized gain (loss) on investments	(3,532,392)	31,979	(1,017,940)	1,860,254	(84,132)	(426,557)	(5,225,005)	(325,000)

Net gain (loss) on investments	(1,445,438)	37,587	3,869,643	4,332,479	(108,110)	83,664	(2,260,284)	(149,987)

Reinvested capital gains	898,163	-	-	2,200,628	-	3,703,344	6,100,244	280,636

Net increase (decrease) in contract owners’ equity resulting from operations	$(580,417)	37,587	4,798,759	6,506,702	58,681	3,717,045	3,757,115	191,171

Investment Activity:	TRBCGP	VWEM	VWHA	VVB	VVDV	VVI	VVMCI	VVREI
Reinvested dividends	$-	73,990	39,161	133,781	359,087	73,626	151,732	251,478
Asset charges (note 3)	(34,148)	(11,555)	(55,764)	(13,077)	(33,614)	(10,376)	(33,607)	(17,383)

Net investment income (loss)	(34,148)	62,435	(16,603)	120,704	325,473	63,250	118,125	234,095

Realized gain (loss) on investments	799,474	229,245	(2,957,193)	130,841	597,417	169,458	710,661	211,471
Change in unrealized gain (loss) on investments	613,789	(2,083,461)	(4,524,491)	896	(83,044)	(539,502)	642,374	1,338,599

Net gain (loss) on investments	1,413,263	(1,854,216)	(7,481,684)	131,737	514,373	(370,044)	1,353,035	1,550,070

Reinvested capital gains	-	1,689,114	-	312,639	631,646	-	600,860	341,411

Net increase (decrease) in contract owners’ equity resulting from operations	$1,379,115	(102,667)	(7,498,287)	565,080	1,471,492	(306,794)	2,072,020	2,125,576

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	VVSTC	VVSCG	VVHGB	WRASP	WRGP	WRHIP	WRMCG	WRRESP
Reinvested dividends	$73,371	12,550	213,967	77,906	16,835	2,295,503	-	55,065
Asset charges (note 3)	(10,004)	(8,766)	(20,743)	(6,434)	(5,896)	(74,461)	(4,692)	(3,989)

Net investment income (loss)	63,367	3,784	193,224	71,472	10,939	2,221,042	(4,692)	51,076

Realized gain (loss) on investments	(347)	54,739	14,190	374,807	126,041	691,815	138,981	89,230
Change in unrealized gain (loss) on investments	(14,394)	(494,524)	293,818	(3,378,624)	(443,216)	(3,088,798)	(49,812)	1,080,802

Net gain (loss) on investments	(14,741)	(439,785)	308,008	(3,003,817)	(317,175)	(2,396,983)	89,169	1,170,032

Reinvested capital gains	22,419	565,603	31,188	2,065,017	748,240	346,314	143,929	317,731

Net increase (decrease) in contract owners’ equity resulting from operations	$71,045	129,602	532,420	(867,328)	442,004	170,373	228,406	1,538,839

Investment Activity:	WRSTP	SVDF	SVOF	WFVSCG	OVGS3	FTVDM3	TIF3	FTVGI3
Reinvested dividends	$-	-	5,841	-	-	-	-	-
Asset charges (note 3)	(25,619)	(18,913)	(22,569)	(9,341)	-	-	-	-

Net investment income (loss)	(25,619)	(18,913)	(16,728)	(9,341)	-	-	-	-

Realized gain (loss) on investments	2,006,514	996,564	1,171,379	331,507	6,146,666	(178,966)	1,775,372	(33,906)
Change in unrealized gain (loss) on investments	(2,971,725)	(2,879,436)	(168,935)	(1,095,771)	(6,116,637)	71,446	(1,643,703)	134,201

Net gain (loss) on investments	(965,211)	(1,882,872)	1,002,444	(764,264)	30,029	(107,520)	131,669	100,295

Reinvested capital gains	1,491,163	1,921,854	-	582,586	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$500,333	20,069	985,716	(191,019)	30,029	(107,520)	131,669	100,295

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	CVSSE	HIBF3	GEM3	GIG3	GVIX6	NVMIG3	GVDIV3	ACVVS1
Reinvested dividends	$378	243,100	38,274	86,236	26,047	194,083	128,266	-
Asset charges (note 3)	(173)	-	-	-	-	-	-	(939)

Net investment income (loss)	205	243,100	38,274	86,236	26,047	194,083	128,266	(939)

Realized gain (loss) on investments	13,924	128,895	143,427	820,978	258,867	5,975,888	417,375	208,032
Change in unrealized gain (loss) on investments	(41,847)	(21,354)	(469,408)	(829,620)	(261,062)	(5,991,197)	(581,553)	(421,378)

Net gain (loss) on investments	(27,923)	107,541	(325,981)	(8,642)	(2,195)	(15,309)	(164,178)	(213,346)

Reinvested capital gains	25,252	-	-	-	-	-	-	177,380

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,466)	350,641	(287,707)	77,594	23,852	178,774	(35,912)	(36,905)

Investment Activity:	OGGO
Reinvested dividends	$-
Asset charges (note 3)	(7,440)

Net investment income (loss)	(7,440)

Realized gain (loss) on investments	245,602
Change in unrealized gain (loss) on investments	(1,093,736)

Net gain (loss) on investments	(848,134)

Reinvested capital gains	1,263,769

Net increase (decrease) in contract owners’ equity resulting from operations	$408,195

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		ALVDAA		ACVIP1		AMVAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$69,175,816	61,115,655	293	596	7,374	1,204	41,718	41,128
Realized gain (loss) on investments	164,268,990	118,719,940	11,869	150	(2,979)	(623)	408,358	113,919
Change in unrealized gain (loss) on investments	(131,795,881)	449,973,712	(6,662)	7,617	(4,858)	(8,755)	(479,810)	512,408
Reinvested capital gains	156,000,821	62,745,732	2,030	581	13,501	109	217,971	-

Net increase (decrease) in contract owners’ equity resulting from operations	257,649,746	692,555,039	7,530	8,944	13,038	(8,065)	188,237	667,455

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	236,172,929	259,006,635	5,923	5,298	18,691	21	255,811	699,553
Transfers between funds	-	-	(140,452)	166,287	422,500	414,959	340,345	223,354
Surrenders (note 6)	(242,494,312)	(255,195,018)	-	-	(14)	(2,059)	(1,521,482)	(317,090)
Death Benefits (note 4)	(23,966,871)	(17,857,720)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(10,167,050)	(11,810,948)	-	-	-	-	(43,870)	(3,877)
Deductions for surrender charges (note 2d)	(359,613)	(913,903)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,404,127)	(105,254,809)	(4,568)	(2,717)	(9,411)	(1,815)	(61,448)	(33,190)
Asset charges (note 3):
FPVUL & VEL contracts	(5,763,905)	(5,540,769)	(332)	(185)	(14)	-	(1,122)	(765)
MSP contracts	(303,965)	(288,779)	-	-	-	-	-	-
SL contracts or LSFP contracts	(711,618)	(704,778)	-	-	-	-	-	-
Adjustments to maintain reserves	42,074	151,627	8	(3)	1,917	2	14	(1)

Net equity transactions	(154,956,458)	(138,408,462)	(139,421)	168,680	433,669	411,108	(1,031,752)	567,984

Net change in contract owners’ equity	102,693,288	554,146,577	(131,891)	177,624	446,707	403,043	(843,515)	1,235,439
Contract owners’ equity beginning of period	4,637,188,888	4,083,042,311	177,696	72	403,043	-	4,006,660	2,771,221

Contract owners’ equity end of period	$4,739,882,176	4,637,188,888	45,805	177,696	849,750	403,043	3,163,145	4,006,660

CHANGES IN UNITS:
Beginning units	250,893,361	255,557,179	15,430	7	43,953	-	293,121	250,210
Units purchased	65,435,424	36,012,059	835	15,686	46,488	44,563	44,305	72,151
Units redeemed	(64,866,726)	(40,704,136)	(12,457)	(263)	(990)	(418)	(117,926)	(29,227)

Ending units	251,462,059	250,893,361	3,808	15,430	89,451	43,953	219,500	293,121

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMVBD2		AMVGS2		AMVGR2		AMVI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,126,946	1,265	(2,430)	16,904	141,725	152,004	53,336	34,060
Realized gain (loss) on investments	116	2,804	266,876	100,399	941,972	573,259	193,992	108,318
Change in unrealized gain (loss) on investments	(962,810)	(5,926)	(220,582)	383,222	(319,946)	4,654,794	(384,005)	398,267
Reinvested capital gains	23	785	12,354	-	1,199,477	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	164,275	(1,072)	56,218	500,525	1,963,228	5,380,057	(136,677)	540,645

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,305	7,748	109,646	88,767	585,106	223,734	650,131	359,864
Transfers between funds	70,884,778	(155,633)	(21,390)	273,471	(688,929)	784,028	769,397	847,615
Surrenders (note 6)	(702)	-	(36,383)	(50,683)	(316,220)	(385,110)	(30,493)	(108,000)
Death Benefits (note 4)	(846)	(816)	(5,065)	(2,882)	(51,152)	(49,742)	(2,344)	(14,005)
Net policy repayments (loans) (note 5)	(8,720)	-	(128)	-	(40,511)	(11)	(161)	(21,638)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(104,838)	(8,374)	(30,518)	(32,797)	(287,046)	(220,368)	(70,671)	(42,340)
Asset charges (note 3):
FPVUL & VEL contracts	(85)	(236)	(278)	(334)	(10)	(4)	(178)	(138)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	7	(5)	7	(11)	43	(7)	7

Net equity transactions	70,772,899	(157,304)	15,879	275,549	(798,773)	352,570	1,315,674	1,021,365

Net change in contract owners’ equity	70,937,174	(158,376)	72,097	776,074	1,164,455	5,732,627	1,178,997	1,562,010
Contract owners’ equity beginning of period	74,024	232,400	2,439,091	1,663,017	23,660,929	17,928,302	3,499,457	1,937,447

Contract owners’ equity end of period	$71,011,198	74,024	2,511,188	2,439,091	24,825,384	23,660,929	4,678,454	3,499,457

CHANGES IN UNITS:
Beginning units	6,226	19,064	202,172	176,306	1,752,402	1,723,465	312,711	210,084
Units purchased	5,690,932	871	45,182	39,528	75,936	234,057	129,417	122,238
Units redeemed	(10,356)	(13,709)	(43,145)	(18,322)	(129,923)	(218,207)	(11,631)	(19,717)

Ending units	5,686,802	6,226	204,209	202,172	1,698,415	1,752,402	430,497	312,711

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	BRVHYI		MLVLC2		MLVGA2		CVSPIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,501	-	16,954	19,835	228,678	106,699	6,913	-
Realized gain (loss) on investments	(1)	-	213,602	295,813	106,099	212,457	174	-
Change in unrealized gain (loss) on investments	(11,348)	-	(252,528)	438,986	(977,571)	663,957	(23,623)	-
Reinvested capital gains	2,610	-	337,641	-	846,120	375,334	37,320	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,238)	-	315,669	754,634	203,326	1,358,447	20,784	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	118,739	219,276	542,862	436,995	-	-
Transfers between funds	501,787	-	(191,876)	(490,876)	786,293	482,356	432,164	-
Surrenders (note 6)	-	-	(2,660)	(132,407)	(326,661)	(990,252)	-	-
Death Benefits (note 4)	-	-	(6,594)	-	(3,520)	(83,686)	-	-
Net policy repayments (loans) (note 5)	-	-	(40,802)	(4,475)	(162,898)	(14,078)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(107)	(4,109)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	-	(42,614)	(38,187)	(395,318)	(383,159)	(1,022)	-
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(315)	(225)	(30,377)	(28,702)	-	-
MSP contracts	-	-	-	-	(904)	(853)	-	-
SL contracts or LSFP contracts	-	-	-	-	(5,427)	(5,248)	-	-
Adjustments to maintain reserves	(4)	-	(17)	(83)	7	(17)	7	-

Net equity transactions	501,783	-	(166,139)	(446,977)	403,950	(590,753)	431,149	-

Net change in contract owners’ equity	499,545	-	149,530	307,657	607,276	767,694	451,933	-
Contract owners’ equity beginning of period	-	-	2,736,351	2,428,694	10,431,814	9,664,120	-	-

Contract owners’ equity end of period	$499,545	-	2,885,881	2,736,351	11,039,090	10,431,814	451,933	-

CHANGES IN UNITS:
Beginning units	-	-	154,703	182,994	640,899	680,130	-	-
Units purchased	51,392	-	15,863	27,105	80,975	67,595	40,998	-
Units redeemed	-	-	(24,996)	(55,473)	(56,746)	(106,825)	(88)	-

Ending units	51,392	-	145,570	154,703	665,128	640,899	40,910	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DAVVL		DWVEMS		DWVSVS		DSIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$23,941	19,178	1,264	(4)	7,311	27,385	6,329,048	5,432,176
Realized gain (loss) on investments	104,347	164,657	3,847	257	574,571	416,972	12,600,863	805,544
Change in unrealized gain (loss) on investments	(537,504)	393,976	(106,929)	9,158	(987,218)	1,405,694	25,451,260	77,274,259
Reinvested capital gains	582,501	179,246	3,136	-	962,455	429,548	4,302,749	3,349,248

Net increase (decrease) in contract owners’ equity resulting from operations	173,285	757,057	(98,682)	9,411	557,119	2,279,599	48,683,920	86,861,227

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	237,703	365,752	424,361	24,618	614,538	445,195	15,161,188	16,746,529
Transfers between funds	(62,252)	(1,076,318)	434,132	391,187	3,124,620	4,377,861	28,695,837	6,846,391
Surrenders (note 6)	(65,043)	(95,541)	-	(441)	(169,859)	(56,995)	(10,898,444)	(16,569,865)
Death Benefits (note 4)	-	(11,932)	-	-	(22,967)	(21,669)	(3,263,570)	(948,006)
Net policy repayments (loans) (note 5)	(21,076)	(22,034)	-	-	(17,113)	(657)	535,516	(723,713)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(6,204)	(17,927)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,194)	(31,394)	(31,676)	(3,922)	(194,410)	(121,437)	(8,662,526)	(8,017,830)
Asset charges (note 3):
FPVUL & VEL contracts	(2,584)	(3,025)	(3)	(1)	(1,024)	(169)	(444,718)	(407,815)
MSP contracts	-	-	-	-	-	-	(13,309)	(12,864)
SL contracts or LSFP contracts	-	-	-	-	-	-	(66,814)	(59,267)
Adjustments to maintain reserves	(15)	13	(13)	9	(288)	16	1,824	4,911

Net equity transactions	50,539	(874,479)	826,801	411,450	3,333,497	4,622,145	21,038,780	(3,159,456)

Net change in contract owners’ equity	223,824	(117,422)	728,119	420,861	3,890,616	6,901,744	69,722,700	83,701,771
Contract owners’ equity beginning of period	2,664,799	2,782,221	420,861	-	10,896,188	3,994,444	359,230,963	275,529,192

Contract owners’ equity end of period	$2,888,623	2,664,799	1,148,980	420,861	14,786,804	10,896,188	428,953,663	359,230,963

CHANGES IN UNITS:
Beginning units	214,206	298,582	37,049	-	804,104	391,672	18,495,758	18,671,915
Units purchased	35,230	34,929	76,259	37,445	315,265	526,933	2,560,916	1,455,191
Units redeemed	(29,968)	(119,304)	(2,803)	(397)	(83,764)	(106,323)	(1,353,424)	(1,629,337)

Ending units	219,468	214,206	110,505	37,049	1,035,605	804,104	19,703,250	18,495,758

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DSRG		ETVFR		FTVGB1		GVGMNS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$130,283	135,000	1,607,063	808,663	429,386	-	15	18
Realized gain (loss) on investments	554,171	546,427	14,840	62,177	(45,831)	-	995	110
Change in unrealized gain (loss) on investments	42,892	2,546,040	(1,575,323)	(201,264)	(367,092)	-	(580)	786
Reinvested capital gains	858,879	-	-	157,038	-	-	344	1,009

Net increase (decrease) in contract owners’ equity resulting from operations	1,586,225	3,227,467	46,580	826,614	16,463	-	774	1,923

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	734,687	806,893	457,558	308,320	806,237	-	1,959	1,273
Transfers between funds	152,139	(149,495)	41,628,564	9,253,803	11,555,040	-	(5,176)	39,524
Surrenders (note 6)	(835,854)	(748,744)	(159,888)	(16,689)	(282,316)	-	-	-
Death Benefits (note 4)	(38,505)	(45,948)	(11,025)	(988)	(5,592)	-	-	-
Net policy repayments (loans) (note 5)	15,302	51,171	(517)	(23,115)	781	-	35	(921)
Deductions for surrender charges (note 2d)	(27)	(1)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(678,461)	(675,967)	(474,054)	(202,510)	(103,776)	-	(1,970)	(914)
Asset charges (note 3):
FPVUL & VEL contracts	(53,563)	(48,758)	(320)	(99)	(1,014)	-	(189)	(80)
MSP contracts	(1,603)	(1,370)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,912)	(1,818)	-	-	-	-	-	-
Adjustments to maintain reserves	1,438	2,629	(73)	(37)	(41)	-	(6)	(3)

Net equity transactions	(706,359)	(811,408)	41,440,245	9,318,685	11,969,319	-	(5,347)	38,879

Net change in contract owners’ equity	879,866	2,416,059	41,486,825	10,145,299	11,985,782	-	(4,573)	40,802
Contract owners’ equity beginning of period	12,228,151	9,812,092	25,512,559	15,367,260	-	-	41,751	949

Contract owners’ equity end of period	$13,108,017	12,228,151	66,999,384	25,512,559	11,985,782	-	37,178	41,751

CHANGES IN UNITS:
Beginning units	609,225	657,466	2,302,534	1,438,087	-	-	3,565	92
Units purchased	50,005	53,238	3,795,995	886,216	1,259,402	-	173	3,645
Units redeemed	(79,640)	(101,479)	(75,928)	(21,742)	(81,237)	-	(684)	(172)

Ending units	579,590	609,225	6,022,601	2,302,534	1,178,165	-	3,054	3,565

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IVKMG1		IVBRA1		JPMMV1		JABS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,517)	12,815	-	-	42,493	30,609	316,466	314,159
Realized gain (loss) on investments	257,214	96,972	(77)	-	355,721	122,182	348,980	182,155
Change in unrealized gain (loss) on investments	98,049	1,082,813	(11,226)	-	468,058	859,020	566,921	1,810,550
Reinvested capital gains	-	-	8,315	-	409,988	42,386	581,544	766,071

Net increase (decrease) in contract owners’ equity resulting from operations	351,746	1,192,600	(2,988)	-	1,276,260	1,054,197	1,813,911	3,072,935

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	145,854	183,463	684	-	675,911	394,715	2,038,225	4,022,552
Transfers between funds	876,549	(18,926)	400,155	-	2,631,355	3,206,837	1,732,017	301,587
Surrenders (note 6)	(569,942)	(188,114)	-	-	(193,230)	(15,162)	(471,573)	(676,165)
Death Benefits (note 4)	(5,032)	(30,411)	-	-	(17,732)	(279)	(68,217)	(365,340)
Net policy repayments (loans) (note 5)	(33,760)	(58,188)	681	-	(19,026)	(4,971)	55,340	(146,642)
Deductions for surrender charges (note 2d)	(1,052)	(1,200)	-	-	-	-	-	(170)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(116,698)	(108,869)	(1,434)	-	(118,796)	(54,729)	(432,912)	(386,524)
Asset charges (note 3):
FPVUL & VEL contracts	(9,551)	(8,960)	(249)	-	(1,104)	(305)	(13,864)	(13,481)
MSP contracts	(348)	(298)	-	-	-	-	(28)	(35)
SL contracts or LSFP contracts	(1,736)	(1,181)	-	-	-	-	(1,449)	(1,340)
Adjustments to maintain reserves	12	48	(1)	-	(2)	2	(45)	(106)

Net equity transactions	284,296	(232,636)	399,836	-	2,957,376	3,526,108	2,837,494	2,734,336

Net change in contract owners’ equity	636,042	959,964	396,848	-	4,233,636	4,580,305	4,651,405	5,807,271
Contract owners’ equity beginning of period	4,317,352	3,357,388	-	-	6,466,290	1,885,985	20,512,662	14,705,391

Contract owners’ equity end of period	$4,953,394	4,317,352	396,848	-	10,699,926	6,466,290	25,164,067	20,512,662

CHANGES IN UNITS:
Beginning units	321,052	341,791	-	-	258,597	99,517	821,725	703,225
Units purchased	86,962	36,853	38,647	-	144,257	162,364	186,612	216,043
Units redeemed	(66,751)	(57,592)	(172)	-	(30,380)	(3,370)	(74,586)	(97,540)

Ending units	341,263	321,052	38,475	-	372,474	258,597	933,751	821,725

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAFBS		JACAS		JAGTS		JAIGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$54,792	-	(17,482)	217,830	(5,252)	(5,753)	1,999,487	1,180,277
Realized gain (loss) on investments	3,400	-	1,940,895	5,214,102	1,271,107	1,744,544	(2,696,527)	(66,965)
Change in unrealized gain (loss) on investments	(43,993)	-	(12,114,412)	6,203,993	(850,920)	2,212,702	(5,919,021)	4,098,191
Reinvested capital gains	-	-	13,587,607	-	873,123	-	2,485,570	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,199	-	3,396,608	11,635,925	1,288,058	3,951,493	(4,130,491)	5,211,503

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	16,707	-	1,841,493	3,053,217	566,188	863,085	1,172,636	1,861,885
Transfers between funds	4,560,442	-	(3,563,449)	(4,530,409)	249,618	(75,240)	(4,863,723)	(3,930,118)
Surrenders (note 6)	(180,920)	-	(1,942,928)	(3,312,953)	(673,745)	(1,641,583)	(2,026,381)	(4,027,551)
Death Benefits (note 4)	-	-	(129,029)	(135,465)	(16,862)	(41,887)	(104,631)	(123,020)
Net policy repayments (loans) (note 5)	277	-	(207,808)	(528,321)	(4,775)	132,405	130,476	(261,080)
Deductions for surrender charges (note 2d)	-	-	(1,480)	(5,651)	(268)	(3,440)	(2,469)	(19,960)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,035)	-	(1,320,000)	(1,371,183)	(524,785)	(526,335)	(1,033,278)	(1,200,397)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(98,382)	(96,547)	(42,699)	(38,559)	(84,943)	(91,958)
MSP contracts	-	-	(2,905)	(2,565)	(1,074)	(892)	(3,142)	(3,014)
SL contracts or LSFP contracts	-	-	(8,418)	(7,940)	(3,043)	(2,764)	(9,250)	(10,175)
Adjustments to maintain reserves	6	-	43	(2,202)	89	65	20	199

Net equity transactions	4,385,477	-	(5,432,863)	(6,940,019)	(451,356)	(1,335,145)	(6,824,685)	(7,805,189)

Net change in contract owners’ equity	4,399,676	-	(2,036,255)	4,695,906	836,702	2,616,348	(10,955,176)	(2,593,686)
Contract owners’ equity beginning of period	-	-	46,697,005	42,001,099	14,513,340	11,896,992	40,211,611	42,805,297

Contract owners’ equity end of period	$4,399,676	-	44,660,750	46,697,005	15,350,042	14,513,340	29,256,435	40,211,611

CHANGES IN UNITS:
Beginning units	-	-	2,806,731	3,302,617	1,724,013	1,913,179	2,331,866	2,835,962
Units purchased	450,289	-	278,492	172,583	185,830	201,694	107,366	135,954
Units redeemed	(14,362)	-	(612,115)	(676,434)	(243,623)	(390,912)	(511,448)	(641,843)

Ending units	435,927	-	2,473,108	2,806,731	1,666,220	1,724,013	1,927,784	2,331,866

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAMVS		LZREMS		LOVMCV		MIGIC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$64,596	14,987	420,985	292,977	1,955	3,068	18,472	22,963
Realized gain (loss) on investments	121,721	200,961	(411,394)	(465,062)	223,550	51,099	378,879	173,828
Change in unrealized gain (loss) on investments	(190,410)	193,295	(1,824,609)	(292,362)	(86,265)	273,931	(216,992)	632,754
Reinvested capital gains	162,184	32,727	255,607	142,641	-	-	198,422	114,868

Net increase (decrease) in contract owners’ equity resulting from operations	158,091	441,970	(1,559,411)	(321,806)	139,240	328,098	378,781	944,413

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	74,515	188,148	1,055,115	1,427,478	8,738	55,364	146,268	171,860
Transfers between funds	(140,927)	(738,669)	4,879,606	1,418,887	(101,818)	51,854	(430,420)	127,854
Surrenders (note 6)	(12,872)	(61,098)	(793,103)	(778,427)	(372,497)	(69,739)	(168,220)	(379,936)
Death Benefits (note 4)	-	(6,193)	(149,282)	(91,665)	(716)	(537)	(11,856)	(22,724)
Net policy repayments (loans) (note 5)	1,241	(3,740)	(14,276)	(48,097)	(12,633)	(2,054)	(40,003)	(93,056)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(407)	(2,036)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,245)	(39,279)	(302,398)	(267,251)	(14,737)	(13,322)	(146,128)	(155,249)
Asset charges (note 3):
FPVUL & VEL contracts	(172)	(185)	(1,941)	(2,134)	(33)	(31)	(14,794)	(14,880)
MSP contracts	-	-	-	-	-	-	(75)	(66)
SL contracts or LSFP contracts	-	-	-	-	-	-	(690)	(799)
Adjustments to maintain reserves	(4)	293	59	(376)	20	(63)	14	(1)

Net equity transactions	(114,464)	(660,723)	4,673,780	1,658,415	(493,676)	21,472	(666,311)	(369,033)

Net change in contract owners’ equity	43,627	(218,753)	3,114,369	1,336,609	(354,436)	349,570	(287,530)	575,380
Contract owners’ equity beginning of period	1,908,778	2,127,531	23,822,313	22,485,704	1,455,733	1,106,163	3,758,750	3,183,370

Contract owners’ equity end of period	$1,952,405	1,908,778	26,936,682	23,822,313	1,101,297	1,455,733	3,471,220	3,758,750

CHANGES IN UNITS:
Beginning units	135,589	189,721	2,130,245	1,981,197	84,220	83,197	156,129	172,283
Units purchased	41,292	42,067	587,603	321,811	649	7,769	6,409	11,393
Units redeemed	(48,817)	(96,435)	(186,180)	(170,098)	(27,595)	(6,771)	(33,168)	(27,547)

Ending units	128,064	135,589	2,531,668	2,130,245	57,274	84,220	129,370	156,129

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MNDIC		MNDSC		MVRISC		MVFIC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	-	(3,199)	(3,253)	34,235	60,968	156,890	117,226
Realized gain (loss) on investments	42,779	25,650	237,622	15,697	385,806	75,131	1,145,109	860,687
Change in unrealized gain (loss) on investments	(222,400)	137,455	(624,227)	420,231	(651,455)	545,587	(600,505)	1,914,460
Reinvested capital gains	122,045	4,994	277,161	14,331	-	-	317,434	30,323

Net increase (decrease) in contract owners’ equity resulting from operations	(57,576)	168,099	(112,643)	447,006	(231,414)	681,686	1,018,928	2,922,696

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,080	43,092	251,407	121,765	107,797	243,208	392,472	536,026
Transfers between funds	(170,468)	609,436	(283,240)	938,884	(800,616)	90,946	(835,842)	(33,869)
Surrenders (note 6)	(34,313)	(64,897)	(82,639)	-	(38,695)	(82,739)	(648,349)	(596,523)
Death Benefits (note 4)	-	-	-	-	(105,769)	-	(2,328)	(17,287)
Net policy repayments (loans) (note 5)	(5,585)	(20,205)	(803,170)	(5,591)	(533,375)	(5)	(186,313)	(192,046)
Deductions for surrender charges (note 2d)	(5)	-	-	-	-	-	(2,266)	(9,946)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,194)	(16,694)	(30,259)	(16,842)	(56,609)	(59,082)	(306,262)	(313,173)
Asset charges (note 3):
FPVUL & VEL contracts	(2,309)	(1,772)	(48)	(24)	(268)	(215)	(25,315)	(24,736)
MSP contracts	-	-	-	-	-	-	(1,078)	(962)
SL contracts or LSFP contracts	-	-	-	-	-	-	(7,559)	(6,990)
Adjustments to maintain reserves	3	2	(20)	11	(3)	8	(11)	(19)

Net equity transactions	(205,791)	548,962	(947,969)	1,038,203	(1,427,538)	192,121	(1,622,851)	(659,525)

Net change in contract owners’ equity	(263,367)	717,061	(1,060,612)	1,485,209	(1,658,952)	873,807	(603,923)	2,263,171
Contract owners’ equity beginning of period	797,640	80,579	2,155,892	670,683	4,491,538	3,617,731	10,619,793	8,356,622

Contract owners’ equity end of period	$534,273	797,640	1,095,280	2,155,892	2,832,586	4,491,538	10,015,870	10,619,793

CHANGES IN UNITS:
Beginning units	54,531	7,796	148,553	65,112	423,329	403,657	368,819	394,370
Units purchased	2,855	54,558	35,042	85,199	16,854	38,246	18,337	38,962
Units redeemed	(18,002)	(7,823)	(101,853)	(1,758)	(152,081)	(18,657)	(72,392)	(64,512)

Ending units	39,384	54,531	81,742	148,553	288,102	423,329	314,764	368,819

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MVFSC		MVIVSC		MSVFI		MSEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$329,754	203,886	971,624	577,847	47,808	68,349	2,119,928	1,602,858
Realized gain (loss) on investments	3,858,805	2,046,774	2,723,214	2,432,380	37,057	36,049	2,955	191,427
Change in unrealized gain (loss) on investments	(2,255,213)	5,368,825	(3,182,137)	8,859,175	43,893	(110,481)	(1,338,232)	(6,111,832)
Reinvested capital gains	917,522	79,614	-	-	-	-	297,415	504,268

Net increase (decrease) in contract owners’ equity resulting from operations	2,850,868	7,699,099	512,701	11,869,402	128,758	(6,083)	1,082,066	(3,813,279)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,020,968	2,616,004	2,111,605	1,735,546	67,373	86,985	259,749	393,550
Transfers between funds	(4,250,767)	(1,603,049)	3,962,787	3,587,206	(70,224)	(414,866)	(134,321)	2,066,712
Surrenders (note 6)	(1,614,621)	(87,363)	(1,939,471)	(429,745)	(52,618)	(173,381)	(505,610)	(837,617)
Death Benefits (note 4)	(56,909)	(197,599)	(163,188)	(160,695)	(7,365)	(4,550)	(133,129)	(171,685)
Net policy repayments (loans) (note 5)	(33,253)	(133,118)	(120,327)	(57,335)	(31,014)	(7,824)	(36,683)	(4,577)
Deductions for surrender charges (note 2d)	-	-	-	-	(47)	(1,575)	(877)	(328)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(439,050)	(385,026)	(666,748)	(561,692)	(72,251)	(82,350)	(476,921)	(521,816)
Asset charges (note 3):
FPVUL & VEL contracts	(6,784)	(5,081)	(3,551)	(2,566)	(6,833)	(7,273)	(16,024)	(18,576)
MSP contracts	-	-	-	-	(528)	(518)	(270)	(270)
SL contracts or LSFP contracts	-	-	-	-	(663)	(861)	(1,216)	(1,685)
Adjustments to maintain reserves	(56)	(884)	(103)	(3,621)	12	(10)	4	(53)

Net equity transactions	(4,380,472)	203,884	3,181,004	4,107,098	(174,158)	(606,223)	(1,045,298)	903,655

Net change in contract owners’ equity	(1,529,604)	7,902,983	3,693,705	15,976,500	(45,400)	(612,306)	36,768	(2,909,624)
Contract owners’ equity beginning of period	29,309,020	21,406,037	56,931,951	40,955,451	1,763,427	2,375,733	38,132,292	41,041,916

Contract owners’ equity end of period	$27,779,416	29,309,020	60,625,656	56,931,951	1,718,027	1,763,427	38,169,060	38,132,292

CHANGES IN UNITS:
Beginning units	2,108,924	2,084,955	2,760,169	2,528,785	119,123	159,977	985,279	977,094
Units purchased	305,222	236,524	388,298	351,001	10,972	8,066	20,572	79,587
Units redeemed	(596,339)	(211,816)	(235,927)	(101,720)	(22,491)	(48,919)	(50,709)	(70,629)

Ending units	1,817,807	2,108,924	2,912,540	2,760,169	107,604	119,123	955,142	985,279

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VKVGR2		MSVMG		MSVEG		MSVRE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$17,834	81,920	(29,279)	17,505	(3,269)	4,851	214,359	205,184
Realized gain (loss) on investments	35,599	285,009	226,531	(104,004)	170,796	143,734	1,092,973	4,818,466
Change in unrealized gain (loss) on investments	444,934	(316,598)	(1,831,183)	3,644,262	(183,638)	393,090	3,397,062	(4,501,707)
Reinvested capital gains	-	-	1,857,615	277,194	86,300	74,256	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	498,367	50,331	223,684	3,834,957	70,189	615,931	4,704,394	521,943

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	612,704	626,074	112,088	267,180	171,145	15,365	168,386	258,687
Transfers between funds	1,027,625	4,575	(93,992)	(1,300,756)	(470,012)	(538,659)	(673,397)	(6,012,360)
Surrenders (note 6)	(150,937)	(33,772)	(239,676)	(322,176)	(6,575)	(18,430)	(575,624)	(1,875,101)
Death Benefits (note 4)	(8,508)	(811)	(31,757)	(26,108)	(1,233)	-	-	(39,675)
Net policy repayments (loans) (note 5)	(29,999)	(49,587)	(31,681)	(91,612)	(884)	(42)	(386)	(1,696)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(65,030)	(53,953)	(153,248)	(148,031)	(48,769)	(48,002)	(193,611)	(273,927)
Asset charges (note 3):
FPVUL & VEL contracts	(430)	(468)	(873)	(791)	(156)	(45)	-	(12)
MSP contracts	-	-	-	-	-	-	6	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	(1)
Adjustments to maintain reserves	(15)	347	(6)	251	(5)	366	(220)	(111)

Net equity transactions	1,385,410	492,405	(439,145)	(1,622,043)	(356,489)	(589,447)	(1,274,846)	(7,944,196)

Net change in contract owners’ equity	1,883,777	542,736	(215,461)	2,212,914	(286,300)	26,484	3,429,548	(7,422,253)
Contract owners’ equity beginning of period	2,913,382	2,370,646	13,482,809	11,269,895	1,566,998	1,540,514	16,994,730	24,416,983

Contract owners’ equity end of period	$4,797,159	2,913,382	13,267,348	13,482,809	1,280,698	1,566,998	20,424,278	16,994,730

CHANGES IN UNITS:
Beginning units	290,891	242,254	785,039	900,392	93,010	135,128	453,779	660,510
Units purchased	169,420	143,854	61,867	39,289	13,571	21,587	16,169	9,701
Units redeemed	(38,615)	(95,071)	(88,063)	(154,721)	(35,007)	(63,826)	(51,992)	(204,624)

Ending units	421,696	290,891	758,843	785,039	71,574	93,010	417,956	453,779

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVIX		NVBX		NCPG		IDPGI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$240,818	-	1,265,653	-	1,140	-	-	-
Realized gain (loss) on investments	(45,074)	-	1,537	-	(4)	-	-	-
Change in unrealized gain (loss) on investments	(1,137,967)	-	(631,757)	-	(1,292)	-	-	-
Reinvested capital gains	-	-	-	-	572	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(942,223)	-	635,433	-	416	-	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	571,085	-	619,853	-	3,976	-	-	-
Transfers between funds	12,109,268	-	56,805,606	-	39,526	-	-	-
Surrenders (note 6)	(35,937)	-	-	-	-	-	-	-
Death Benefits (note 4)	(3,927)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(118,826)	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(135,283)	-	(106,344)	-	(557)	-	-	-
Asset charges (note 3):
FPVUL & VEL contracts	(3,469)	-	(532)	-	(45)	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(20)	-	(8)	-	3	-	-	-

Net equity transactions	12,382,891	-	57,318,575	-	42,903	-	-	-

Net change in contract owners’ equity	11,440,668	-	57,954,008	-	43,319	-	-	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$11,440,668	-	57,954,008	-	43,319	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	1,303,181	-	5,656,095	-	4,356	-	-	-
Units redeemed	(58,002)	-	(10,464)	-	(60)	-	-	-

Ending units	1,245,179	-	5,645,631	-	4,296	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVAMV1		GVAAA2		GVABD2		GVAGG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$806,692	688,922	75,892	89,468	18,967	29,269	47,202	23,328
Realized gain (loss) on investments	1,346,695	870,217	649,323	140,221	16,804	41,213	459,878	228,218
Change in unrealized gain (loss) on investments	(1,640,942)	7,819,670	(349,691)	1,191,311	26,171	(117,435)	(370,537)	1,271,504
Reinvested capital gains	4,487,169	722,334	12,475	1,663	13,492	487	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,999,614	10,101,143	387,999	1,422,663	75,434	(46,466)	136,543	1,523,050

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,673,164	1,858,590	448,499	414,845	93,187	107,171	322,630	277,555
Transfers between funds	(1,074,824)	121,615	341,263	604,008	21,249	(126,329)	(22,224)	686,979
Surrenders (note 6)	(2,540,570)	(2,868,802)	(384,422)	(417,614)	(77,170)	(296,862)	(319,763)	(302,786)
Death Benefits (note 4)	(222,500)	(281,276)	(51,129)	(1,338)	(995)	(31,313)	(6,100)	(74,845)
Net policy repayments (loans) (note 5)	(12,393)	(86,845)	39,857	(148,657)	(1,071)	9,879	(67,103)	(107,746)
Deductions for surrender charges (note 2d)	(2,756)	(11,405)	(14,206)	(1,534)	(1,310)	(8,845)	(2,001)	(2,005)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,491,080)	(1,503,553)	(296,083)	(264,771)	(93,880)	(100,109)	(221,192)	(216,027)
Asset charges (note 3):
FPVUL & VEL contracts	(140,361)	(132,684)	(24,638)	(21,483)	(5,322)	(5,870)	(21,009)	(19,482)
MSP contracts	(6,351)	(5,582)	(5,764)	(5,012)	(747)	(810)	(1,281)	(1,185)
SL contracts or LSFP contracts	(15,990)	(15,900)	(7,524)	(7,402)	(1,613)	(1,648)	(3,144)	(2,789)
Adjustments to maintain reserves	11	(5)	(3)	16	(4)	4	(9)	(1)

Net equity transactions	(3,833,650)	(2,925,847)	45,850	151,058	(67,676)	(454,732)	(341,196)	237,668

Net change in contract owners’ equity	1,165,964	7,175,296	433,849	1,573,721	7,758	(501,198)	(204,653)	1,760,718
Contract owners’ equity beginning of period	39,757,407	32,582,111	7,636,273	6,062,552	1,537,507	2,038,705	6,738,800	4,978,082

Contract owners’ equity end of period	$40,923,371	39,757,407	8,070,122	7,636,273	1,545,265	1,537,507	6,534,147	6,738,800

CHANGES IN UNITS:
Beginning units	1,832,139	1,980,422	487,528	477,179	122,305	158,000	394,540	374,929
Units purchased	86,625	110,539	53,189	77,258	9,372	10,862	26,992	70,655
Units redeemed	(251,598)	(258,822)	(49,981)	(66,910)	(14,584)	(46,557)	(45,870)	(51,044)

Ending units	1,667,166	1,832,139	490,736	487,528	117,093	122,305	375,662	394,540

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAGR2		GVAGI2		HIBF		GEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$42,607	29,209	25,692	27,608	1,225,741	1,087,366	156,824	90,318
Realized gain (loss) on investments	842,576	708,414	160,206	239,093	378,296	430,636	(187,711)	160,811
Change in unrealized gain (loss) on investments	(144,348)	1,620,058	105,627	534,457	(1,117,148)	(296,561)	(492,917)	(213,482)
Reinvested capital gains	-	-	29,410	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	740,835	2,357,681	320,935	801,158	486,889	1,221,441	(523,804)	37,647

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	382,676	635,355	104,926	101,548	446,859	939,562	491,723	154,338
Transfers between funds	(234,904)	519,881	(50,423)	180,064	4,632,729	(5,171,244)	5,859,530	(1,177,553)
Surrenders (note 6)	(749,978)	(784,366)	(91,070)	(321,585)	(757,333)	(383,729)	(458,754)	(1,256,208)
Death Benefits (note 4)	(3,821)	(16,368)	(4,044)	(2,864)	(188,353)	(79,338)	(36,867)	(5,460)
Net policy repayments (loans) (note 5)	(268,797)	(2,205)	(28,491)	(4,823)	(36,273)	(21,470)	(36,821)	(15,072)
Deductions for surrender charges (note 2d)	(3,835)	(13,300)	(919)	(152)	(1,425)	(80)	(1,143)	(537)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(298,114)	(297,944)	(87,757)	(81,783)	(540,562)	(293,445)	(351,033)	(189,435)
Asset charges (note 3):
FPVUL & VEL contracts	(27,939)	(25,828)	(8,310)	(7,622)	(32,183)	(11,647)	(22,595)	(5,987)
MSP contracts	(1,918)	(1,730)	(1,441)	(1,148)	(1,759)	(1,037)	(4,556)	(198)
SL contracts or LSFP contracts	(5,630)	(5,876)	(1,620)	(1,449)	(5,492)	(1,063)	(3,026)	(321)
Adjustments to maintain reserves	5	-	(2)	2	8	70	(30)	275

Net equity transactions	(1,212,255)	7,619	(169,151)	(139,812)	3,516,216	(5,023,421)	5,436,428	(2,496,158)

Net change in contract owners’ equity	(471,420)	2,365,300	151,784	661,346	4,003,105	(3,801,980)	4,912,624	(2,458,511)
Contract owners’ equity beginning of period	10,165,319	7,800,019	3,183,307	2,521,961	17,286,424	21,088,404	9,214,541	11,673,052

Contract owners’ equity end of period	$9,693,899	10,165,319	3,335,091	3,183,307	21,289,529	17,286,424	14,127,165	9,214,541

CHANGES IN UNITS:
Beginning units	660,438	656,818	235,408	247,986	679,469	891,109	347,886	443,026
Units purchased	43,223	80,959	9,158	24,485	561,367	49,949	384,334	8,748
Units redeemed	(120,864)	(77,339)	(20,817)	(37,063)	(424,682)	(261,533)	(174,792)	(103,903)

Ending units	582,797	660,438	223,749	235,408	816,154	679,469	557,428	347,886

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GIG		NVIE6		NVNMO1		NVNSR1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$531,200	51,635	10,101	1,343	151,018	158,847	3,042	6,940
Realized gain (loss) on investments	1,308,154	281,671	6,374	3,850	564,758	546,139	206,595	24,773
Change in unrealized gain (loss) on investments	(2,029,710)	1,584,521	(18,097)	36,191	(2,305,020)	4,123,577	(159,138)	177,700
Reinvested capital gains	-	-	-	-	2,663,751	643,980	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(190,356)	1,917,827	(1,622)	41,384	1,074,507	5,472,543	50,499	209,413

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	615,217	628,083	-	-	606,648	695,127	18,425	23,579
Transfers between funds	3,586,909	1,083,332	(9,207)	(92)	(597,451)	10,519	(449,784)	551,722
Surrenders (note 6)	(903,296)	(795,340)	(4,392)	(8,064)	(697,078)	(1,196,378)	(65,057)	(12,802)
Death Benefits (note 4)	(8,058)	(29,951)	-	-	(132,461)	(74,247)	-	(76,445)
Net policy repayments (loans) (note 5)	(35,621)	(33,963)	(73)	(358)	34,911	26,189	(135,492)	(2,905)
Deductions for surrender charges (note 2d)	(86)	(64)	(32)	(827)	(132)	(731)	-	(162)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(343,312)	(277,201)	(6,157)	(6,415)	(654,791)	(656,579)	(23,035)	(26,075)
Asset charges (note 3):
FPVUL & VEL contracts	(26,008)	(18,319)	(489)	(494)	(57,158)	(54,895)	(1,343)	(1,627)
MSP contracts	(1,184)	(440)	-	-	(1,882)	(1,665)	(27)	(15)
SL contracts or LSFP contracts	(3,182)	(1,848)	(849)	(810)	(4,559)	(3,965)	(645)	(527)
Adjustments to maintain reserves	32	1,551	(4)	(2)	(9)	4	(5)	4

Net equity transactions	2,881,411	555,840	(21,203)	(17,062)	(1,503,962)	(1,256,621)	(656,963)	454,747

Net change in contract owners’ equity	2,691,055	2,473,667	(22,825)	24,322	(429,455)	4,215,922	(606,464)	664,160
Contract owners’ equity beginning of period	13,055,210	10,581,543	270,431	246,109	17,223,307	13,007,385	955,287	291,127

Contract owners’ equity end of period	$15,746,265	13,055,210	247,606	270,431	16,793,852	17,223,307	348,823	955,287

CHANGES IN UNITS:
Beginning units	796,673	758,056	27,530	29,454	1,264,376	1,373,296	63,496	26,852
Units purchased	636,624	145,131	25,931	-	51,916	91,365	3,686	48,483
Units redeemed	(472,575)	(106,140)	(28,072)	(1,924)	(159,769)	(200,285)	(46,219)	(11,839)

Ending units	960,722	796,673	25,389	27,530	1,156,523	1,264,376	20,963	63,496

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCRA1		NVCRB1		NVCCA1		NVCCN1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$86,482	39,606	3,919,302	2,542,198	172,299	101,789	120,707	88,190
Realized gain (loss) on investments	235,539	164,487	604,671	358,570	452,247	177,855	95,343	97,461
Change in unrealized gain (loss) on investments	(343,408)	444,154	(1,470,444)	14,936,440	(517,837)	687,143	(191,744)	(24,553)
Reinvested capital gains	177,391	68,963	4,167,905	3,319,805	208,736	167,023	152,576	66,634

Net increase (decrease) in contract owners’ equity resulting from operations	156,004	717,210	7,221,434	21,157,013	315,445	1,133,810	176,882	227,732

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,013,156	1,005,777	1,592,373	1,766,110	1,478,971	1,726,498	1,077,950	1,381,905
Transfers between funds	245,583	127,992	1,033,112	(186,541)	(846,910)	186,673	136,657	(832,082)
Surrenders (note 6)	(298,974)	(204,340)	(4,163)	(71,606)	(31,658)	(319,670)	(153,112)	(456,239)
Death Benefits (note 4)	(9,501)	(2,237)	(707,942)	(780,808)	(8,083)	-	(4,041)	-
Net policy repayments (loans) (note 5)	(288,511)	(167,656)	(372,307)	(203,236)	(316,109)	(238,293)	(42,255)	(108,437)
Deductions for surrender charges (note 2d)	(464)	(7,216)	-	(3,500)	-	-	(6,033)	(1,395)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(185,761)	(139,555)	(1,635,982)	(1,507,287)	(283,012)	(257,748)	(216,899)	(201,041)
Asset charges (note 3):
FPVUL & VEL contracts	(10,774)	(8,922)	(14,733)	(11,569)	(19,698)	(18,876)	(12,745)	(12,095)
MSP contracts	(241)	(216)	(327)	(559)	(447)	(405)	(545)	(374)
SL contracts or LSFP contracts	(30)	(36)	(864)	(834)	(1,497)	(1,469)	(245)	(150)
Adjustments to maintain reserves	6	278	(16)	84	1	(11)	(6)	1,545

Net equity transactions	464,489	603,869	(110,849)	(999,746)	(28,442)	1,076,699	778,726	(228,363)

Net change in contract owners’ equity	620,493	1,321,079	7,110,585	20,157,267	287,003	2,210,509	955,608	(631)
Contract owners’ equity beginning of period	3,541,688	2,220,609	165,624,736	145,467,469	6,867,707	4,657,198	4,544,807	4,545,438

Contract owners’ equity end of period	$4,162,181	3,541,688	172,735,321	165,624,736	7,154,710	6,867,707	5,500,415	4,544,807

CHANGES IN UNITS:
Beginning units	261,976	213,377	10,209,139	10,264,208	505,936	417,509	357,466	376,288
Units purchased	96,606	102,592	206,435	158,882	118,352	181,666	126,520	127,316
Units redeemed	(64,480)	(54,022)	(190,936)	(213,950)	(121,980)	(93,241)	(65,570)	(146,254)

Ending units	294,102	261,976	10,224,638	10,209,139	502,308	505,936	418,416	357,466

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$181,666	100,085	176,852	98,377	90,189	51,099	27,682	22,467
Realized gain (loss) on investments	80,944	227,565	281,263	178,502	110,618	39,288	(10,997)	5,777
Change in unrealized gain (loss) on investments	(117,258)	517,067	(745,384)	748,466	(154,284)	122,255	23,730	(58,915)
Reinvested capital gains	170,866	144,168	572,239	264,738	95,015	53,849	-	9,684

Net increase (decrease) in contract owners’ equity resulting from operations	316,218	988,885	284,970	1,290,083	141,538	266,491	40,415	(20,987)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,074,902	1,155,454	504,027	461,072	816,784	730,443	40,421	70,236
Transfers between funds	180,840	(650,972)	(446,534)	956,270	47,178	447,119	123,799	83,491
Surrenders (note 6)	(150,493)	(273,923)	(288,093)	(281,385)	(4,494)	(4,352)	(34,166)	(205,521)
Death Benefits (note 4)	(20,221)	(202,323)	(65,732)	-	(8,465)	-	(3,670)	(1,422)
Net policy repayments (loans) (note 5)	111,603	(24,419)	63,452	(94,241)	(116,613)	(191,889)	(11,792)	2,664
Deductions for surrender charges (note 2d)	-	(4,282)	(496)	(3,853)	(33)	-	-	(21)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(320,137)	(291,634)	(191,484)	(170,873)	(163,018)	(130,190)	(20,621)	(29,323)
Asset charges (note 3):
FPVUL & VEL contracts	(16,876)	(14,428)	(19,154)	(17,016)	(7,201)	(5,401)	(1,966)	(2,533)
MSP contracts	(1,662)	(1,033)	(4,120)	(3,577)	(2,062)	(1,371)	(71)	(96)
SL contracts or LSFP contracts	(5,531)	(5,197)	(5,345)	(4,954)	(166)	(153)	(1,230)	(1,257)
Adjustments to maintain reserves	(14)	2	(16)	1,757	4	1	1	5

Net equity transactions	852,411	(312,755)	(453,495)	843,200	561,914	844,207	90,705	(83,777)

Net change in contract owners’ equity	1,168,629	676,130	(168,525)	2,133,283	703,452	1,110,698	131,120	(104,764)
Contract owners’ equity beginning of period	6,256,218	5,580,088	7,290,898	5,157,615	3,134,027	2,023,329	859,611	964,375

Contract owners’ equity end of period	$7,424,847	6,256,218	7,122,373	7,290,898	3,837,479	3,134,027	990,731	859,611

CHANGES IN UNITS:
Beginning units	465,232	489,603	539,732	475,266	234,164	168,356	65,876	72,492
Units purchased	147,028	102,357	58,639	111,241	79,259	91,865	23,340	21,107
Units redeemed	(85,208)	(126,728)	(97,585)	(46,941)	(38,516)	(26,051)	(16,945)	(27,723)

Ending units	527,052	465,232	500,786	539,732	274,907	234,164	72,271	65,876

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVLCP1		TRF		GBF		CAF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$57,910	17,472	1,200,164	1,121,956	1,208,221	1,660,047	56,798	99,824
Realized gain (loss) on investments	(5,830)	(9,191)	1,218,553	1,293,468	(2,603,576)	(3,640,129)	894,053	1,264,030
Change in unrealized gain (loss) on investments	56,522	(33,703)	10,195,924	20,954,580	4,554,110	(4,578,319)	848,874	2,580,640
Reinvested capital gains	-	13,015	-	-	-	1,123,667	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	108,602	(12,407)	12,614,641	23,370,004	3,158,755	(5,434,734)	1,799,725	3,944,494

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	42,491	21,097	2,532,158	2,603,804	1,573,862	2,561,943	1,022,879	1,533,346
Transfers between funds	1,532,872	(150,251)	7,382,732	(2,577,662)	(22,909,144)	(28,691,799)	(195,869)	(379,876)
Surrenders (note 6)	(73,847)	(17,992)	(2,086,513)	(2,643,725)	(2,013,123)	(8,855,432)	(1,134,214)	(1,476,795)
Death Benefits (note 4)	(3,468)	(81,862)	(550,209)	(471,852)	(1,007,774)	(434,973)	(94,292)	(44,077)
Net policy repayments (loans) (note 5)	(33,930)	257	134,290	(196,741)	(5,406)	(90,191)	32,856	35,076
Deductions for surrender charges (note 2d)	-	-	(2,466)	(5,430)	(695)	(3,882)	(203)	(3)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(74,872)	(55,808)	(2,804,038)	(2,648,408)	(3,071,890)	(3,554,515)	(931,332)	(915,262)
Asset charges (note 3):
FPVUL & VEL contracts	(2,677)	(1,145)	(165,262)	(152,604)	(82,232)	(92,631)	(68,109)	(63,493)
MSP contracts	(26)	-	(9,217)	(8,241)	(7,511)	(8,270)	(1,841)	(1,600)
SL contracts or LSFP contracts	(2,444)	(1,004)	(7,731)	(6,978)	(15,585)	(22,187)	(3,201)	(3,082)
Adjustments to maintain reserves	(1)	2	1,961	(1,013)	(15)	(1,008)	(10)	(267)

Net equity transactions	1,384,098	(286,706)	4,425,705	(6,108,850)	(27,539,513)	(39,192,945)	(1,373,336)	(1,316,033)

Net change in contract owners’ equity	1,492,700	(299,113)	17,040,346	17,261,154	(24,380,758)	(44,627,679)	426,389	2,628,461
Contract owners’ equity beginning of period	964,406	1,263,519	96,357,207	79,096,053	88,111,568	132,739,247	16,588,174	13,959,713

Contract owners’ equity end of period	$2,457,106	964,406	113,397,553	96,357,207	63,730,810	88,111,568	17,014,563	16,588,174

CHANGES IN UNITS:
Beginning units	68,382	88,003	5,235,424	5,630,708	4,678,416	6,848,651	1,193,249	1,304,902
Units purchased	111,065	17,407	584,530	202,698	126,964	199,038	78,969	111,493
Units redeemed	(13,662)	(37,028)	(284,863)	(597,985)	(1,567,420)	(2,368,272)	(172,874)	(223,145)

Ending units	165,785	68,382	5,535,091	5,235,424	3,237,960	4,678,416	1,099,344	1,193,249

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIX2		GVIDA		NVDBL2		NVDCA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$183,238	231,789	397,889	401,939	33,429	27,963	11,039	4,866
Realized gain (loss) on investments	1,549,338	240,819	3,350,387	633,966	47,171	13,868	18,725	35,472
Change in unrealized gain (loss) on investments	(1,707,618)	1,128,503	(2,469,109)	4,829,540	(4,838)	143,916	(12,386)	14,125
Reinvested capital gains	-	-	-	-	7,644	14,880	9,215	3,469

Net increase (decrease) in contract owners’ equity resulting from operations	24,958	1,601,111	1,279,167	5,865,445	83,406	200,627	26,593	57,932

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	310,543	1,429,729	1,396,138	1,495,119	33,336	26,710	49,431	24,605
Transfers between funds	(6,830,214)	122,388	(1,893,581)	752,184	213,193	255,815	330,380	38,029
Surrenders (note 6)	(116,291)	(94,573)	(2,782,342)	(1,158,270)	(15,101)	(99,751)	(28,815)	(138,407)
Death Benefits (note 4)	(6,600)	(182,252)	(208,320)	(50,736)	-	-	-	-
Net policy repayments (loans) (note 5)	(12,977)	(201,704)	(36,351)	(135,321)	(26,231)	(12,694)	12,041	(14,676)
Deductions for surrender charges (note 2d)	(1,301)	-	(19,565)	(26,020)	(324)	(540)	(340)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(111,663)	(156,104)	(845,459)	(871,113)	(59,180)	(47,968)	(22,212)	(15,203)
Asset charges (note 3):
FPVUL & VEL contracts	(4,064)	(4,547)	(74,240)	(70,804)	(4,413)	(3,213)	(2,332)	(1,258)
MSP contracts	(45)	-	(5,214)	(5,222)	-	-	(15)	(5)
SL contracts or LSFP contracts	(1,664)	-	(6,989)	(6,214)	(1,246)	(1,178)	(25)	(284)
Adjustments to maintain reserves	8	3	109	(15)	(2)	7	(10)	8

Net equity transactions	(6,774,268)	912,940	(4,475,814)	(76,412)	140,032	117,188	338,103	(107,191)

Net change in contract owners’ equity	(6,749,310)	2,514,051	(3,196,647)	5,789,033	223,438	317,815	364,696	(49,259)
Contract owners’ equity beginning of period	10,179,629	7,665,578	27,694,970	21,905,937	1,744,025	1,426,210	301,222	350,481

Contract owners’ equity end of period	$3,430,319	10,179,629	24,498,323	27,694,970	1,967,463	1,744,025	665,918	301,222

CHANGES IN UNITS:
Beginning units	1,031,670	941,904	1,274,214	1,281,727	109,004	101,106	16,580	23,052
Units purchased	310,114	321,148	74,814	140,292	17,920	19,068	21,049	3,263
Units redeemed	(973,224)	(231,579)	(275,155)	(147,843)	(9,346)	(11,171)	(2,791)	(9,736)

Ending units	368,560	1,031,670	1,073,873	1,274,214	117,578	109,004	34,838	16,580

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIDC		GVIDM		GVDMA		GVDMC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$197,349	182,824	1,171,957	1,145,964	1,425,032	1,245,120	294,639	277,830
Realized gain (loss) on investments	104,948	214,540	2,901,232	1,626,580	42,660	(1,112,567)	593,906	465,216
Change in unrealized gain (loss) on investments	(234,771)	(33,718)	(489,962)	8,319,900	2,507,673	15,501,270	(445,026)	741,655
Reinvested capital gains	335,347	174,807	-	-	-	-	304,000	212,768

Net increase (decrease) in contract owners’ equity resulting from operations	402,873	538,453	3,583,227	11,092,444	3,975,365	15,633,823	747,519	1,697,469

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	517,171	514,139	2,950,087	3,116,137	5,784,771	4,745,558	586,718	707,921
Transfers between funds	369,056	(496,136)	(642,279)	(894,387)	7,208,869	(2,906,650)	(63,703)	(593,263)
Surrenders (note 6)	(935,570)	(419,095)	(5,447,775)	(6,180,059)	(6,467,500)	(7,129,300)	(562,428)	(867,205)
Death Benefits (note 4)	(48,044)	(5,773)	(329,686)	(493,452)	(194,538)	(339,145)	(24,388)	(398,649)
Net policy repayments (loans) (note 5)	276,313	(353,748)	312,590	(228,696)	(232,648)	(105,824)	(93,198)	(44,292)
Deductions for surrender charges (note 2d)	(476)	(2,413)	(13,252)	(94,666)	(62,274)	(245,958)	(4,276)	(3,091)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(411,191)	(473,634)	(2,848,441)	(2,951,711)	(2,865,014)	(2,997,087)	(607,131)	(664,657)
Asset charges (note 3):
FPVUL & VEL contracts	(22,626)	(23,606)	(191,799)	(192,052)	(257,486)	(250,034)	(38,432)	(40,288)
MSP contracts	(6,694)	(6,959)	(36,071)	(35,457)	(20,811)	(20,020)	(18,679)	(18,083)
SL contracts or LSFP contracts	(2,924)	(3,139)	(26,739)	(28,833)	(37,523)	(39,130)	(5,970)	(6,475)
Adjustments to maintain reserves	(1)	(23)	32	991	54	17,128	28	(31)

Net equity transactions	(264,986)	(1,270,387)	(6,273,333)	(7,982,185)	2,855,900	(9,270,462)	(831,459)	(1,928,113)

Net change in contract owners’ equity	137,887	(731,934)	(2,690,106)	3,110,259	6,831,265	6,363,361	(83,940)	(230,644)
Contract owners’ equity beginning of period	10,837,100	11,569,034	72,702,876	69,592,617	79,655,146	73,291,785	16,808,751	17,039,395

Contract owners’ equity end of period	$10,974,987	10,837,100	70,012,770	72,702,876	86,486,411	79,655,146	16,724,811	16,808,751

CHANGES IN UNITS:
Beginning units	675,196	755,925	3,736,779	4,170,660	3,786,951	4,264,890	929,870	1,041,782
Units purchased	96,419	68,663	207,936	243,736	641,167	283,498	71,066	56,292
Units redeemed	(112,640)	(150,243)	(522,600)	(679,783)	(500,823)	(762,532)	(117,494)	(168,110)

Ending units	658,975	675,196	3,422,115	3,736,779	3,927,295	3,786,951	883,442	929,870

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MCIF		SAM		SAM5		NVMIG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$740,511	686,461	(15,321)	(16,584)	(436,405)	(416,398)	179,215	-
Realized gain (loss) on investments	5,556,452	4,480,349	-	-	-	-	(4,042)	-
Change in unrealized gain (loss) on investments	(3,502,944)	12,015,204	-	-	-	-	(1,379,414)	-
Reinvested capital gains	4,079,802	1,750,862	-	-	-	-	880,947	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,873,821	18,932,876	(15,321)	(16,584)	(436,405)	(416,398)	(323,294)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,213,699	4,617,472	5,949,828	6,199,387	68,155,813	66,892,433	512,250	-
Transfers between funds	451,768	821,344	5,710,270	1,763,671	(38,953,656)	(33,242,340)	17,055,281	-
Surrenders (note 6)	(3,010,900)	(3,380,664)	(15,546,623)	(22,796,946)	(77,232,110)	(19,274,258)	(495,883)	-
Death Benefits (note 4)	(791,800)	(215,376)	(2,650,498)	(1,143,052)	(338,905)	(493,091)	(83,088)	-
Net policy repayments (loans) (note 5)	(256,553)	(503,368)	3,214,577	20,537	1,601,197	(978,785)	(35,665)	-
Deductions for surrender charges (note 2d)	(2,190)	(17,291)	(104,085)	(33,720)	-	-	(175)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,648,662)	(1,592,655)	(4,767,631)	(5,085,545)	(5,594,705)	(5,156,502)	(508,205)	-
Asset charges (note 3):
FPVUL & VEL contracts	(107,450)	(100,437)	(235,963)	(262,143)	(44,661)	(38,115)	(39,503)	-
MSP contracts	(1,767)	(1,680)	(13,195)	(15,776)	-	-	(1,768)	-
SL contracts or LSFP contracts	(11,043)	(10,937)	(40,520)	(45,034)	-	-	(3,564)	-
Adjustments to maintain reserves	(93)	1,189	(211)	(27,392)	(707)	3,772	(3)	-

Net equity transactions	(2,164,991)	(382,403)	(8,484,051)	(21,426,013)	(52,407,734)	7,713,114	16,399,677	-

Net change in contract owners’ equity	4,708,830	18,550,473	(8,499,372)	(21,442,597)	(52,844,139)	7,296,716	16,076,383	-
Contract owners’ equity beginning of period	75,996,983	57,446,510	64,524,668	85,967,265	219,396,554	212,099,838	-	-

Contract owners’ equity end of period	$80,705,813	75,996,983	56,025,296	64,524,668	166,552,415	219,396,554	16,076,383	-

CHANGES IN UNITS:
Beginning units	2,137,602	2,141,754	4,607,576	6,108,577	19,129,974	18,461,412	-	-
Units purchased	158,183	194,685	907,444	639,431	6,246,930	7,309,144	1,764,626	-
Units redeemed	(207,270)	(201,919)	(1,514,427)	(2,140,540)	(10,826,043)	(6,682,381)	(123,432)	-

Ending units	2,088,515	2,137,602	4,000,593	4,607,576	14,550,861	19,129,974	1,641,194	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIVI		NVMLG1		NVMLV1		NVMMG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$117,613	15,813	56,064	79,620	96,746	93,451	(198)	(34)
Realized gain (loss) on investments	(162,801)	(60,189)	521,601	554,294	317,657	315,314	1,924,525	1,651,004
Change in unrealized gain (loss) on investments	(471,896)	177,970	(263,944)	1,880,881	(402,869)	1,393,294	(4,727,274)	6,529,519
Reinvested capital gains	-	-	845,125	753,542	753,267	342,142	4,135,968	2,348,925

Net increase (decrease) in contract owners’ equity resulting from operations	(517,084)	133,594	1,158,846	3,268,337	764,801	2,144,201	1,333,021	10,529,414

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	172,581	26	497,980	572,428	316,738	349,877	1,446,168	1,668,866
Transfers between funds	5,400,589	(53,777)	(267,357)	(592,546)	304,216	(100,738)	(1,032,898)	257,443
Surrenders (note 6)	(185,689)	(45,206)	(747,401)	(1,239,143)	(646,329)	(1,236,425)	(1,791,851)	(2,525,413)
Death Benefits (note 4)	(18,868)	-	(22,235)	(45,300)	(13,671)	(43,659)	(167,409)	(210,974)
Net policy repayments (loans) (note 5)	(30,477)	(8,429)	(60,431)	(187,907)	(47,617)	(48,517)	(125,814)	94,178
Deductions for surrender charges (note 2d)	(787)	(60)	(1,417)	(6,782)	(1,839)	(5,372)	(1,459)	(8,758)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(141,134)	(24,430)	(450,355)	(448,423)	(282,139)	(280,190)	(1,444,222)	(1,476,368)
Asset charges (note 3):
FPVUL & VEL contracts	(13,815)	(2,140)	(40,468)	(37,732)	(25,943)	(24,301)	(127,368)	(124,129)
MSP contracts	(214)	(70)	(1,441)	(1,162)	(502)	(450)	(3,457)	(2,852)
SL contracts or LSFP contracts	(1,904)	(187)	(4,746)	(4,563)	(2,901)	(2,681)	(10,096)	(9,707)
Adjustments to maintain reserves	(6)	5	52	2,775	3	1,511	15	130

Net equity transactions	5,180,276	(134,268)	(1,097,819)	(1,988,355)	(399,984)	(1,390,945)	(3,258,391)	(2,337,584)

Net change in contract owners’ equity	4,663,192	(674)	61,027	1,279,982	364,817	753,256	(1,925,370)	8,191,830
Contract owners’ equity beginning of period	681,722	682,396	11,866,467	10,586,485	7,467,794	6,714,538	36,643,379	28,451,549

Contract owners’ equity end of period	$5,344,914	681,722	11,927,494	11,866,467	7,832,611	7,467,794	34,718,009	36,643,379

CHANGES IN UNITS:
Beginning units	32,529	39,531	817,723	983,243	537,399	650,008	2,367,293	2,553,965
Units purchased	300,392	1	41,540	54,128	34,669	41,226	150,159	181,000
Units redeemed	(51,224)	(7,003)	(114,975)	(219,672)	(62,597)	(153,843)	(360,972)	(367,677)

Ending units	281,697	32,529	744,288	817,723	509,471	537,399	2,156,480	2,367,293

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMV1		NVMMV2		SCGF		SCVF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,715	1,274	196,599	141,864	(5,532)	(5,897)	191,100	296,767
Realized gain (loss) on investments	7,215	6,242	663,126	432,989	993,741	885,046	3,193,137	578,986
Change in unrealized gain (loss) on investments	(45,369)	12,701	(1,866,716)	2,452,056	(2,657,653)	3,396,041	(4,239,147)	11,847,815
Reinvested capital gains	77,864	2,652	3,178,359	555,966	2,037,109	737,104	3,638,018	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,425	22,869	2,171,368	3,582,875	367,665	5,012,294	2,783,108	12,723,568

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,942	2,976	418,028	420,822	652,216	589,848	1,302,443	1,693,009
Transfers between funds	773,273	52,398	1,154,118	144,265	128,356	(1,481,639)	(3,498,324)	(3,698)
Surrenders (note 6)	-	(1,675)	(887,744)	(902,497)	(820,168)	(708,118)	(1,960,745)	(2,721,292)
Death Benefits (note 4)	(34,387)	-	(131,819)	(64,193)	(125,887)	(37,744)	(315,085)	(301,274)
Net policy repayments (loans) (note 5)	(108)	(3,928)	(38,342)	34,733	35,647	10,477	(64,798)	34,829
Deductions for surrender charges (note 2d)	-	-	(273)	(900)	(2,740)	(3,106)	(1,034)	(6,742)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,020)	(3,181)	(472,575)	(448,709)	(483,393)	(484,683)	(1,293,913)	(1,327,499)
Asset charges (note 3):
FPVUL & VEL contracts	(225)	(6)	(45,370)	(42,578)	(40,270)	(38,689)	(114,109)	(110,526)
MSP contracts	-	-	(1,678)	(1,474)	(1,267)	(1,167)	(3,728)	(3,303)
SL contracts or LSFP contracts	-	-	(6,871)	(5,582)	(2,735)	(2,536)	(7,067)	(7,335)
Adjustments to maintain reserves	(13)	(3)	1	(7)	22	(146)	(4)	(245)

Net equity transactions	728,462	46,581	(12,525)	(866,120)	(660,219)	(2,157,503)	(5,956,364)	(2,754,076)

Net change in contract owners’ equity	779,887	69,450	2,158,843	2,716,755	(292,554)	2,854,791	(3,173,256)	9,969,492
Contract owners’ equity beginning of period	136,063	66,613	13,040,702	10,323,947	15,276,324	12,421,533	42,786,445	32,816,953

Contract owners’ equity end of period	$915,950	136,063	15,199,545	13,040,702	14,983,770	15,276,324	39,613,189	42,786,445

CHANGES IN UNITS:
Beginning units	8,378	5,559	801,822	861,247	578,414	679,744	982,222	1,047,996
Units purchased	42,831	4,110	85,380	40,319	52,355	43,921	44,053	67,222
Units redeemed	(3,085)	(1,288)	(88,565)	(99,744)	(78,536)	(148,346)	(186,650)	(135,483)

Ending units	48,124	8,378	798,637	801,822	552,233	578,414	839,625	982,222

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCF		MSBF		NVSTB1		NVSTB2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$31,940	14,696	356,005	413,195	236,351	418,755	18,322	20,116
Realized gain (loss) on investments	7,970,575	3,906,486	174,953	373,450	(10,197)	109,720	4,357	5,149
Change in unrealized gain (loss) on investments	(15,184,198)	13,422,303	(108,645)	(938,477)	11,379	(428,836)	(13,312)	(25,553)
Reinvested capital gains	7,427,497	-	-	-	-	30,097	-	1,560

Net increase (decrease) in contract owners’ equity resulting from operations	245,814	17,343,485	422,313	(151,832)	237,533	129,736	9,367	1,272

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,271,649	1,881,403	381,144	495,055	9,607	9,275	54,777	56,267
Transfers between funds	(6,341,525)	(3,644,252)	147,227	(827,788)	(10,141,976)	6,800,061	72,207	(260,582)
Surrenders (note 6)	(2,207,878)	(3,416,925)	(434,239)	(901,355)	-	(53,220)	(51,774)	(172,118)
Death Benefits (note 4)	(390,954)	(209,623)	(95,955)	(54,779)	-	-	(12,195)	(1,156)
Net policy repayments (loans) (note 5)	(13,869)	(80,264)	(147,955)	23,086	(4,008)	(14,322)	842	4,902
Deductions for surrender charges (note 2d)	(3,796)	(9,737)	(119)	(4,383)	-	-	-	(813)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,439,927)	(1,518,907)	(381,732)	(413,373)	(411,680)	(315,040)	(46,112)	(50,304)
Asset charges (note 3):
FPVUL & VEL contracts	(110,406)	(110,049)	(27,007)	(29,741)	(81)	(18)	(3,180)	(3,630)
MSP contracts	(3,210)	(3,006)	(1,628)	(1,604)	-	-	(439)	(462)
SL contracts or LSFP contracts	(10,294)	(10,305)	(4,784)	(5,160)	-	-	(2,426)	(2,810)
Adjustments to maintain reserves	115	(259)	(15)	(49)	(83)	(33)	3	5

Net equity transactions	(9,250,095)	(7,121,924)	(565,063)	(1,720,091)	(10,548,221)	6,426,703	11,703	(430,701)

Net change in contract owners’ equity	(9,004,281)	10,221,561	(142,750)	(1,871,923)	(10,310,688)	6,556,439	21,070	(429,429)
Contract owners’ equity beginning of period	54,890,033	44,668,472	11,694,812	13,566,735	35,644,261	29,087,822	1,873,312	2,302,741

Contract owners’ equity end of period	$45,885,752	54,890,033	11,552,062	11,694,812	25,333,573	35,644,261	1,894,382	1,873,312

CHANGES IN UNITS:
Beginning units	1,549,110	1,779,583	538,896	619,427	3,094,731	2,525,391	163,595	201,309
Units purchased	65,346	75,434	41,125	28,801	64,953	878,330	13,411	5,480
Units redeemed	(352,220)	(306,290)	(65,677)	(109,218)	(969,140)	(308,843)	(12,384)	(43,194)

Ending units	1,262,236	1,549,110	514,344	538,896	2,190,544	3,094,731	164,622	163,595

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVOLG1		NVTIV3		EIF		NVRE1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$946,776	941,915	18,268	8,621	211,750	(625)	1,032,560	462,671
Realized gain (loss) on investments	5,151,205	3,177,553	16,612	(12,971)	339,078	53,465	1,270,084	1,551,607
Change in unrealized gain (loss) on investments	(8,774,176)	33,777,678	(101,576)	78,146	511,336	2,980,295	(2,123,562)	(3,349,784)
Reinvested capital gains	13,853,078	-	21,106	3,617	-	-	8,602,715	2,272,112

Net increase (decrease) in contract owners’ equity resulting from operations	11,176,883	37,897,146	(45,590)	77,413	1,062,164	3,033,135	8,781,797	936,606

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,366,643	5,812,073	37,593	19,620	424,929	463,895	1,466,771	1,607,614
Transfers between funds	(4,325,472)	(2,411,719)	42,414	(56,992)	386,305	1,038,759	1,173,264	(10,147)
Surrenders (note 6)	(7,630,879)	(8,818,251)	(38,298)	(14,669)	(656,667)	(555,048)	(1,295,797)	(2,042,982)
Death Benefits (note 4)	(592,178)	(673,252)	-	-	(156,916)	(57,105)	(444,935)	(123,276)
Net policy repayments (loans) (note 5)	(496,035)	(525,817)	(44,018)	(7,798)	11,170	(87,629)	76,223	(103,412)
Deductions for surrender charges (note 2d)	(10,216)	(50,101)	(110)	(361)	(910)	(6,931)	(4,516)	(10,806)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,323,002)	(5,305,098)	(19,255)	(17,524)	(423,955)	(391,204)	(1,141,143)	(1,176,268)
Asset charges (note 3):
FPVUL & VEL contracts	(487,125)	(453,681)	(1,548)	(1,400)	(38,677)	(35,474)	(94,748)	(94,363)
MSP contracts	(17,454)	(15,248)	-	-	(1,097)	(1,027)	(3,519)	(3,416)
SL contracts or LSFP contracts	(48,710)	(46,287)	(260)	(213)	(4,770)	(3,784)	(10,320)	(10,054)
Adjustments to maintain reserves	(17)	(132)	1,052	(11)	13	(56)	35	(59)

Net equity transactions	(13,564,445)	(12,487,513)	(22,430)	(79,348)	(460,575)	364,396	(278,685)	(1,967,169)

Net change in contract owners’ equity	(2,387,562)	25,409,633	(68,020)	(1,935)	601,589	3,397,531	8,503,112	(1,030,563)
Contract owners’ equity beginning of period	134,827,822	109,418,189	520,525	522,460	11,774,305	8,376,774	30,746,745	31,777,308

Contract owners’ equity end of period	$132,440,260	134,827,822	452,505	520,525	12,375,894	11,774,305	39,249,857	30,746,745

CHANGES IN UNITS:
Beginning units	5,982,076	6,636,497	29,863	35,997	554,935	534,227	2,274,473	2,455,857
Units purchased	277,803	350,504	33,033	3,034	50,789	86,611	191,447	179,331
Units redeemed	(859,001)	(1,004,926)	(34,633)	(9,167)	(68,770)	(65,902)	(233,916)	(360,712)

Ending units	5,400,878	5,982,076	28,263	29,863	536,954	554,935	2,232,004	2,274,473

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVLCAP		NVLMP		NVSIX2		GVEX1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$454	31	25	-	2,062	856	28,126	6,165
Realized gain (loss) on investments	403	3	1	-	1,528	2,193	51,359	1,830
Change in unrealized gain (loss) on investments	(787)	51	(23)	-	(6,587)	5,030	37,399	27,199
Reinvested capital gains	802	4	20	-	8,393	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	872	89	23	-	5,396	8,079	116,884	35,194

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,318	720	1,013	-	29,517	823	84,846	1,513
Transfers between funds	22,726	887	1,188	-	180,446	64,691	1,003,305	488,186
Surrenders (note 6)	-	-	-	-	(31,452)	(972)	(76,611)	(12,010)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	5	1	-	-	1,660	(6,535)	13,847	(835)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,618)	(95)	(26)	-	(6,511)	(1,250)	(18,479)	(3,007)
Asset charges (note 3):
FPVUL & VEL contracts	(92)	(2)	(7)	-	(758)	(131)	(2,863)	(410)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	2	3	-	(2)	1	(1)	(5)

Net equity transactions	23,335	1,513	2,171	-	172,900	56,627	1,004,044	473,432

Net change in contract owners’ equity	24,207	1,602	2,194	-	178,296	64,706	1,120,928	508,626
Contract owners’ equity beginning of period	1,602	-	-	-	64,706	-	508,626	-

Contract owners’ equity end of period	$25,809	1,602	2,194	-	243,002	64,706	1,629,554	508,626

CHANGES IN UNITS:
Beginning units	140	-	-	-	5,103	-	42,973	-
Units purchased	2,205	165	194	-	16,342	5,858	83,596	44,464
Units redeemed	(162)	(26)	(3)	-	(3,115)	(755)	(5,118)	(1,491)

Ending units	2,183	140	191	-	18,330	5,103	121,451	42,973

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NOTMG3		ALVGIA		ALVIVA		ALVSVA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1	27	268,499	128,130	313,311	611,312	117,282	68,662
Realized gain (loss) on investments	195	-	1,506,475	879,806	(68,109)	12,062	914,367	925,456
Change in unrealized gain (loss) on investments	(160)	160	63,603	2,400,528	(845,738)	1,240,492	(1,483,561)	2,237,923
Reinvested capital gains	1	-	-	-	-	-	2,184,267	733,227

Net increase (decrease) in contract owners’ equity resulting from operations	37	187	1,838,577	3,408,464	(600,536)	1,863,866	1,732,355	3,965,268

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	799	720	595,793	839,745	151,521	413,275	1,691,002	379,882
Transfers between funds	(932)	3,196	7,116,899	2,633,224	(2,377,659)	1,306,988	2,569,262	1,156,879
Surrenders (note 6)	-	-	(587,857)	(560,600)	(162,492)	(330)	(246,756)	(628,484)
Death Benefits (note 4)	(2,619)	-	(45,942)	(98,400)	(23,474)	(24,291)	(22,916)	(34,983)
Net policy repayments (loans) (note 5)	-	-	(91,050)	(72,619)	65	(18,234)	(60,210)	(29,247)
Deductions for surrender charges (note 2d)	-	-	(857)	(290)	-	-	(667)	(395)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(584)	(684)	(318,406)	(242,439)	(126,709)	(123,167)	(331,957)	(226,683)
Asset charges (note 3):
FPVUL & VEL contracts	(7)	(9)	(13,034)	(11,129)	(4,842)	(4,870)	(28,402)	(20,593)
MSP contracts	-	-	(8)	(7)	-	-	(1,576)	(1,189)
SL contracts or LSFP contracts	-	-	(1,243)	(1,253)	-	-	(1,801)	(1,873)
Adjustments to maintain reserves	5	1	(10)	(93)	(17)	22	(4)	322

Net equity transactions	(3,338)	3,224	6,654,285	2,486,139	(2,543,607)	1,549,393	3,565,975	593,636

Net change in contract owners’ equity	(3,301)	3,411	8,492,862	5,894,603	(3,144,143)	3,413,259	5,298,330	4,558,904
Contract owners’ equity beginning of period	3,411	-	14,819,195	8,924,592	11,634,412	8,221,153	14,715,273	10,156,369

Contract owners’ equity end of period	$110	3,411	23,312,057	14,819,195	8,490,269	11,634,412	20,013,603	14,715,273

CHANGES IN UNITS:
Beginning units	320	-	575,885	466,391	1,306,206	1,136,094	413,328	393,530
Units purchased	76	387	297,978	155,075	17,680	266,167	145,406	71,249
Units redeemed	(386)	(67)	(42,777)	(45,541)	(303,711)	(96,055)	(43,559)	(51,493)

Ending units	10	320	831,086	575,885	1,020,175	1,306,206	515,175	413,328

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVCA		ACVIG		ACVIP2		ACVI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,724)	-	431,270	408,837	165,181	483,991	55,537	52,642
Realized gain (loss) on investments	1,732	-	307,053	137,812	(267,212)	342,397	500,852	231,827
Change in unrealized gain (loss) on investments	148,118	-	1,782,768	5,152,588	196,472	(4,917,879)	(712,911)	436,898
Reinvested capital gains	-	-	-	-	311,644	1,268,059	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	148,126	-	2,521,091	5,699,237	406,085	(2,823,432)	(156,522)	721,367

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	55,596	-	689,245	724,328	322,061	1,464,509	28,521	42,572
Transfers between funds	1,423,782	-	1,081,536	(227,048)	(725,636)	(14,474,979)	(1,764,052)	(200,322)
Surrenders (note 6)	(767)	-	(1,140,223)	(968,192)	(555,258)	(6,487,362)	(4,304)	(118,231)
Death Benefits (note 4)	-	-	(55,707)	(127,048)	(59,832)	(24,407)	-	-
Net policy repayments (loans) (note 5)	(804)	-	(21,803)	(112,246)	(92,013)	(69,771)	2,685	23
Deductions for surrender charges (note 2d)	-	-	(398)	(2,801)	(1,440)	(11,972)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(18,638)	-	(744,136)	(732,550)	(344,465)	(423,812)	(99,544)	(117,351)
Asset charges (note 3):
FPVUL & VEL contracts	(140)	-	(58,516)	(54,228)	(27,280)	(28,632)	(20)	42
MSP contracts	-	-	(2,646)	(2,403)	(1,069)	(1,587)	-	-
SL contracts or LSFP contracts	-	-	(5,020)	(4,777)	(15,465)	(46,790)	-	-
Adjustments to maintain reserves	(754)	-	52	(56)	(18)	5	(593)	1,954

Net equity transactions	1,458,275	-	(257,616)	(1,507,021)	(1,500,415)	(20,104,798)	(1,837,307)	(391,313)

Net change in contract owners’ equity	1,606,401	-	2,263,475	4,192,216	(1,094,330)	(22,928,230)	(1,993,829)	330,054
Contract owners’ equity beginning of period	-	-	21,067,403	16,875,187	13,601,857	36,530,087	3,853,608	3,523,554

Contract owners’ equity end of period	$1,606,401	-	23,330,878	21,067,403	12,507,527	13,601,857	1,859,779	3,853,608

CHANGES IN UNITS:
Beginning units	-	-	900,940	984,649	880,216	2,163,527	242,842	268,588
Units purchased	166,269	-	82,127	50,862	128,152	128,581	2,017	5,079
Units redeemed	(21,197)	-	(83,433)	(134,572)	(224,824)	(1,411,892)	(125,851)	(30,812)

Ending units	145,072	-	899,634	900,940	783,544	880,216	119,008	242,842

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVMV1		ACVU1		ACVV		DVMCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$128,251	106,219	3,081	4,326	298,729	255,578	16,390	13,423
Realized gain (loss) on investments	762,328	495,255	78,170	131,905	2,603,403	1,418,879	81,392	142,326
Change in unrealized gain (loss) on investments	128,910	1,602,669	55,624	240,942	(302,187)	3,042,559	208,273	241,036
Reinvested capital gains	731,729	117,016	-	-	-	-	11,487	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,751,218	2,321,159	136,875	377,173	2,599,945	4,717,016	317,542	396,785

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,682,734	2,066,256	313	12,343	787,406	786,098	62,577	10,607
Transfers between funds	64,423	1,179,651	68,562	(28,525)	3,127,491	2,014,650	1,445,838	280,110
Surrenders (note 6)	(985,062)	(1,025,398)	(647)	(150,144)	(736,416)	(684,586)	(2,486)	(231,660)
Death Benefits (note 4)	(13,728)	(12,453)	-	-	(18,447)	(16,622)	(360)	-
Net policy repayments (loans) (note 5)	2,847	(98,945)	647	-	(20,581)	(1,668)	(79)	(29,743)
Deductions for surrender charges (note 2d)	(6,788)	(4,780)	-	-	-	(116)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(329,526)	(285,814)	(12,652)	(11,782)	(289,442)	(274,210)	(31,166)	(13,717)
Asset charges (note 3):
FPVUL & VEL contracts	(22,691)	(18,784)	-	4	(5,343)	(4,225)	(9)	-
MSP contracts	(770)	(707)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,642)	(1,202)	-	-	-	(1)	-	-
Adjustments to maintain reserves	(15)	312	46	(91)	343	277	(42)	(88)

Net equity transactions	389,782	1,798,136	56,269	(178,195)	2,845,011	1,819,597	1,474,273	15,509

Net change in contract owners’ equity	2,141,000	4,119,295	193,144	198,978	5,444,956	6,536,613	1,791,815	412,294
Contract owners’ equity beginning of period	11,238,525	7,119,230	1,405,659	1,206,681	20,213,290	13,676,677	1,643,820	1,231,526

Contract owners’ equity end of period	$13,379,525	11,238,525	1,598,803	1,405,659	25,658,246	20,213,290	3,435,635	1,643,820

CHANGES IN UNITS:
Beginning units	482,118	397,347	74,672	87,718	723,483	640,587	55,938	56,449
Units purchased	99,783	117,603	3,848	2,420	154,376	123,693	50,060	10,789
Units redeemed	(89,055)	(32,994)	(1,138)	(15,466)	(64,368)	(40,893)	(1,107)	(11,300)

Ending units	492,846	482,118	77,382	74,672	813,491	723,483	104,891	55,938

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVSCS		DCAP		DSC		DVIV
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$319,855	486,315	528,193	670,501	-	-	158,197	180,059
Realized gain (loss) on investments	4,404,244	3,624,163	4,403,783	2,790,233	177,342	160,779	1,021,463	(153,558)
Change in unrealized gain (loss) on investments	(4,953,887)	16,355,753	(3,422,113)	3,300,259	(154,774)	324,209	(1,585,073)	2,097,621
Reinvested capital gains	4,511,317	729,964	859,878	88,212	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,281,529	21,196,195	2,369,741	6,849,205	22,568	484,988	(405,413)	2,124,122

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,931,848	3,590,814	1,053,538	1,996,635	47,652	55,303	98,043	550,018
Transfers between funds	10,323,316	12,145,881	(8,976,781)	(3,557,260)	(310,476)	269,236	(5,426,944)	(284,251)
Surrenders (note 6)	(2,545,631)	(1,923,321)	(1,075,757)	(3,421,094)	(20,761)	(145,576)	(22,609)	(221,900)
Death Benefits (note 4)	(677,458)	(177,849)	(155,738)	(160,754)	-	(8,372)	(1,080)	-
Net policy repayments (loans) (note 5)	(239,827)	(191,044)	(13,296)	(32,370)	9,721	(172,543)	(1,124)	(727)
Deductions for surrender charges (note 2d)	(2,299)	(13,079)	(566)	(5,215)	-	(243)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,292,923)	(1,048,093)	(882,904)	(1,024,537)	(39,929)	(42,621)	(119,170)	(142,229)
Asset charges (note 3):
FPVUL & VEL contracts	(45,232)	(40,305)	(65,161)	(68,999)	(3,743)	(3,986)	(741)	(691)
MSP contracts	(1,084)	(932)	(1,738)	(1,729)	-	-	-	-
SL contracts or LSFP contracts	(6,493)	(6,112)	(6,245)	(6,601)	(451)	(364)	-	-
Adjustments to maintain reserves	178	(1,660)	12	(98)	(2)	(48)	(1)	(15)

Net equity transactions	8,444,395	12,334,300	(10,124,636)	(6,282,022)	(317,989)	(49,214)	(5,473,626)	(99,795)

Net change in contract owners’ equity	12,725,924	33,530,495	(7,754,895)	567,183	(295,421)	435,774	(5,879,039)	2,024,327
Contract owners’ equity beginning of period	81,233,215	47,702,720	35,692,893	35,125,710	1,362,930	927,156	11,390,676	9,366,349

Contract owners’ equity end of period	$93,959,139	81,233,215	27,937,998	35,692,893	1,067,509	1,362,930	5,511,637	11,390,676

CHANGES IN UNITS:
Beginning units	2,964,896	2,443,618	1,660,176	1,960,552	61,048	61,690	546,235	551,230
Units purchased	583,054	672,688	83,636	111,854	5,498	13,455	13,209	37,356
Units redeemed	(276,718)	(161,483)	(607,945)	(412,465)	(19,481)	(14,097)	(268,241)	(42,359)

Ending units	3,271,232	2,964,896	1,135,867	1,660,176	47,065	61,048	291,203	546,235

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SVSSVB		SVSLVB		FVCA2P		FQB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,673	4,695	1,740	2,428	13,782	7,105	1,065,798	1,217,729
Realized gain (loss) on investments	172,809	149,721	6,054	14,873	841	8,583	588,287	579,177
Change in unrealized gain (loss) on investments	(166,400)	164,592	6,338	26,768	(173,158)	81,546	(598,804)	(1,536,154)
Reinvested capital gains	8,555	-	-	-	150,975	14,532	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,637	319,008	14,132	44,069	(7,560)	111,766	1,055,281	260,752

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	84,587	89,963	590	610	39,820	37,264	934,762	1,265,435
Transfers between funds	(1,121,813)	787,417	(3,833)	(27,382)	48,457	42,104	190,213	(1,317,659)
Surrenders (note 6)	(2,069)	(1,474)	-	-	(61,287)	(53,830)	(946,014)	(908,832)
Death Benefits (note 4)	(9,477)	(2,738)	-	-	-	-	(680,830)	(175,737)
Net policy repayments (loans) (note 5)	(3,743)	(11,024)	-	-	(3,003)	(3,665)	(53,941)	(122,996)
Deductions for surrender charges (note 2d)	-	-	-	-	(51)	-	(1,401)	(3,711)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,795)	(23,135)	(2,972)	(2,872)	(23,387)	(24,819)	(793,660)	(857,643)
Asset charges (note 3):
FPVUL & VEL contracts	(795)	(856)	-	-	(2,237)	(2,087)	(60,013)	(62,681)
MSP contracts	-	-	-	-	-	-	(3,586)	(3,604)
SL contracts or LSFP contracts	-	-	-	-	(505)	(561)	(5,952)	(6,582)
Adjustments to maintain reserves	6	290	13	3	10	(1)	(2)	(19)

Net equity transactions	(1,075,099)	838,443	(6,202)	(29,641)	(2,183)	(5,595)	(1,420,424)	(2,194,029)

Net change in contract owners’ equity	(1,053,462)	1,157,451	7,930	14,428	(9,743)	106,171	(365,143)	(1,933,277)
Contract owners’ equity beginning of period	1,767,021	609,570	147,688	133,260	802,033	695,862	28,352,506	30,285,783

Contract owners’ equity end of period	$713,559	1,767,021	155,618	147,688	792,290	802,033	27,987,363	28,352,506

CHANGES IN UNITS:
Beginning units	124,095	57,937	11,249	13,220	43,232	43,680	1,349,684	1,455,486
Units purchased	11,277	74,954	155	1,600	4,958	4,619	129,007	75,929
Units redeemed	(87,231)	(8,884)	(638)	(3,571)	(5,066)	(5,067)	(194,891)	(181,695)

Ending units	48,141	124,095	10,766	11,249	43,124	43,232	1,283,800	1,349,684

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FCS		FNRS2		FEIS		FF10S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$366,461	461,465	62,586	63,703	1,677,653	1,510,270	37,740	37,805
Realized gain (loss) on investments	7,799,788	6,882,893	514,600	655,824	(76,600)	(1,724,147)	18,067	212,515
Change in unrealized gain (loss) on investments	(2,331,541)	9,195,806	(1,887,387)	1,262,756	3,073,824	11,838,895	11,784	32,108
Reinvested capital gains	1,177,951	17,473	104,674	56,208	896,837	4,303,485	39,338	26,766

Net increase (decrease) in contract owners’ equity resulting from operations	7,012,659	16,557,637	(1,205,527)	2,038,491	5,571,714	15,928,503	106,929	309,194

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	358,091	971,403	675,687	524,695	2,852,893	3,183,359	42,234	76,857
Transfers between funds	(10,866,941)	(3,522,904)	393,615	(636,102)	(8,557,534)	(1,375,633)	(20,369)	176,600
Surrenders (note 6)	(2,477,077)	(3,004,163)	(1,026,397)	(1,016,539)	(3,259,694)	(4,126,150)	(32,020)	(191,000)
Death Benefits (note 4)	(156,322)	(84,093)	(5,199)	(27,157)	(278,036)	(654,612)	(1,289)	(952)
Net policy repayments (loans) (note 5)	(11,971)	(24,465)	2,839	(36,167)	8,152	(337,943)	(2,629)	(31,020)
Deductions for surrender charges (note 2d)	-	(227)	(4,493)	(9,897)	(3,827)	(9,954)	(307)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(654,880)	(684,545)	(349,476)	(366,469)	(2,303,228)	(2,342,530)	(73,573)	(74,891)
Asset charges (note 3):
FPVUL & VEL contracts	(2,155)	(2,053)	(24,972)	(28,897)	(169,456)	(164,437)	(5,307)	(5,292)
MSP contracts	-	-	(2,540)	(2,362)	(7,264)	(7,020)	(3,881)	(3,450)
SL contracts or LSFP contracts	-	(5)	(6,382)	(5,815)	(18,995)	(18,976)	(587)	(558)
Adjustments to maintain reserves	18,022	36,874	23	(4)	352	507	7	(35)

Net equity transactions	(13,793,233)	(6,314,178)	(347,295)	(1,604,714)	(11,736,637)	(5,853,389)	(97,721)	(53,741)

Net change in contract owners’ equity	(6,780,574)	10,243,459	(1,552,822)	433,777	(6,164,923)	10,075,114	9,208	255,453
Contract owners’ equity beginning of period	67,114,985	56,871,526	9,578,003	9,144,226	69,302,459	59,227,345	2,500,653	2,245,200

Contract owners’ equity end of period	$60,334,411	67,114,985	8,025,181	9,578,003	63,137,536	69,302,459	2,509,861	2,500,653

CHANGES IN UNITS:
Beginning units	2,707,495	3,000,033	422,224	500,432	3,053,344	3,341,092	146,853	149,435
Units purchased	33,429	89,431	73,113	29,051	167,159	204,475	5,097	17,712
Units redeemed	(564,551)	(385,322)	(89,799)	(107,258)	(693,043)	(492,280)	(10,619)	(20,195)

Ending units	2,176,373	2,707,495	405,538	422,224	2,527,460	3,053,344	141,331	146,853

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF20S		FF30S		FFINS		FGOS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$322,702	288,013	135,676	114,554	12,454	21,149	(46)	1,233
Realized gain (loss) on investments	933,065	705,517	159,089	197,038	44,702	7,030	91,155	101,349
Change in unrealized gain (loss) on investments	(806,719)	1,082,133	(73,921)	839,514	(30,142)	38,969	170,613	440,928
Reinvested capital gains	356,445	208,534	171,942	92,230	11,517	14,902	2,758	1,028

Net increase (decrease) in contract owners’ equity resulting from operations	805,493	2,284,197	392,786	1,243,336	38,531	82,050	264,480	544,538

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,049,750	706,321	708,602	503,728	44	29	19	936
Transfers between funds	976,075	4,388,117	1,594,334	1,269,264	(681,498)	64,755	577,847	248,442
Surrenders (note 6)	(421,052)	(935,820)	(507,583)	(408,810)	(31,276)	(52,902)	-	(192,059)
Death Benefits (note 4)	(10,248)	(19,959)	(6,753)	(11,029)	(5,790)	(4,854)	-	-
Net policy repayments (loans) (note 5)	(285,246)	(46,366)	(21,165)	17,431	-	-	(140)	(37)
Deductions for surrender charges (note 2d)	(1,241)	(5,181)	(4,590)	(8,215)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(548,320)	(380,641)	(226,375)	(175,146)	(9,106)	(12,502)	(25,457)	(21,119)
Asset charges (note 3):
FPVUL & VEL contracts	(23,035)	(22,197)	(18,682)	(16,245)	-	-	-	-
MSP contracts	(4,120)	(3,948)	(1,623)	(1,472)	-	-	-	-
SL contracts or LSFP contracts	(4,528)	(4,481)	(790)	(671)	-	-	-	-
Adjustments to maintain reserves	(222)	34	(61)	(3)	(4)	(2)	12,859	28,997

Net equity transactions	2,727,813	3,675,879	1,515,314	1,168,832	(727,630)	(5,476)	565,128	65,160

Net change in contract owners’ equity	3,533,306	5,960,076	1,908,100	2,412,168	(689,099)	76,574	829,608	609,698
Contract owners’ equity beginning of period	18,902,163	12,942,087	8,074,425	5,662,257	1,728,409	1,651,835	2,307,620	1,697,922

Contract owners’ equity end of period	$22,435,469	18,902,163	9,982,525	8,074,425	1,039,310	1,728,409	3,137,228	2,307,620

CHANGES IN UNITS:
Beginning units	1,085,182	858,487	443,253	376,771	151,165	151,926	143,931	145,694
Units purchased	296,465	331,683	133,782	105,550	-	12,549	35,379	16,120
Units redeemed	(147,645)	(102,739)	(53,226)	(39,231)	(63,324)	(6,308)	(2,902)	(17,883)

Ending units	1,234,002	1,085,182	523,809	443,253	87,841	151,165	176,408	143,931

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FGS		FHIS		FHISR		FIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$17,245	86,474	718,703	771,817	234,363	240,892	480,797	510,592
Realized gain (loss) on investments	2,544,798	2,414,973	99,956	654,390	12,368	70,255	2,019,039	1,675,919
Change in unrealized gain (loss) on investments	6,313,633	19,140,261	(670,174)	(664,211)	(202,096)	(47,337)	1,952,240	6,071,802
Reinvested capital gains	-	48,908	-	-	-	-	30,656	307,610

Net increase (decrease) in contract owners’ equity resulting from operations	8,875,676	21,690,616	148,485	761,996	44,635	263,810	4,482,732	8,565,923

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,506,167	3,924,676	9,387	72,335	342,536	352,568	3,876	389
Transfers between funds	4,238,663	(601,439)	(416,141)	(1,744,972)	(113,596)	(628,279)	(1,042,489)	(2,589,907)
Surrenders (note 6)	(3,563,417)	(4,357,783)	(400,599)	(773,250)	(206,777)	(368,950)	(1,030,851)	(1,011,259)
Death Benefits (note 4)	(393,202)	(406,670)	(22,494)	(108,054)	(16,039)	(84,269)	(135,156)	(87,215)
Net policy repayments (loans) (note 5)	(241,785)	(104,428)	(29,855)	(28,400)	40,723	(1,635)	-	-
Deductions for surrender charges (note 2d)	(2,918)	(7,789)	(22)	(108)	(158)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,055,954)	(2,880,363)	(276,762)	(323,888)	(196,976)	(232,873)	(265,281)	(231,244)
Asset charges (note 3):
FPVUL & VEL contracts	(219,608)	(196,792)	(14,940)	(16,794)	(14,609)	(15,158)	-	-
MSP contracts	(7,312)	(6,203)	(1,299)	(1,247)	(430)	(404)	-	-
SL contracts or LSFP contracts	(16,817)	(14,371)	(1,280)	(1,393)	(1,277)	(2,066)	-	-
Adjustments to maintain reserves	11,496	26,861	(68)	(19)	10	(7)	39	83

Net equity transactions	255,313	(4,624,301)	(1,154,073)	(2,925,790)	(166,593)	(981,073)	(2,469,862)	(3,919,153)

Net change in contract owners’ equity	9,130,989	17,066,315	(1,005,588)	(2,163,794)	(121,958)	(717,263)	2,012,870	4,646,770
Contract owners’ equity beginning of period	79,884,384	62,818,069	13,537,253	15,701,047	4,157,098	4,874,361	32,780,167	28,133,397

Contract owners’ equity end of period	$89,015,373	79,884,384	12,531,665	13,537,253	4,035,140	4,157,098	34,793,037	32,780,167

CHANGES IN UNITS:
Beginning units	3,923,497	4,158,645	674,793	826,148	272,620	338,588	2,279,769	2,582,139
Units purchased	478,179	309,670	5,315	31,777	28,535	31,681	1	-
Units redeemed	(371,218)	(544,797)	(62,878)	(152,639)	(39,135)	(97,649)	(144,748)	(351,091)

Ending units	4,030,458	3,923,497	617,230	674,793	262,020	272,620	2,135,022	2,279,769

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIGBS		FMCS		FOS		FOSR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,131,768	812,153	40,285	144,765	116,795	116,489	149,760	148,469
Realized gain (loss) on investments	(99,725)	(58,571)	3,043,024	5,633,438	524,334	2,535,002	(41,746)	(225,079)
Change in unrealized gain (loss) on investments	(373,491)	(1,879,303)	(1,293,403)	2,426,696	(1,556,691)	714,615	(1,146,051)	3,129,620
Reinvested capital gains	23,761	461,406	1,149,842	5,761,658	2,851	39,523	3,172	43,740

Net increase (decrease) in contract owners’ equity resulting from operations	2,682,313	(664,315)	2,939,748	13,966,557	(912,711)	3,405,629	(1,034,865)	3,096,750

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	919,955	1,587,522	2,284,157	2,636,515	59,262	53,809	743,941	815,058
Transfers between funds	114,296,368	4,432,213	(273,258)	(3,523,023)	(585,051)	(22,263)	101,466	(224,255)
Surrenders (note 6)	(890,457)	(1,132,262)	(2,534,732)	(3,229,303)	(238,003)	(4,537,825)	(693,243)	(961,428)
Death Benefits (note 4)	(971,673)	(20,836)	(123,685)	(113,148)	(26,843)	(31,882)	(189,589)	(61,338)
Net policy repayments (loans) (note 5)	(54,970)	(9,364)	(116,137)	(354,279)	(31,088)	(47,216)	(6,352)	35,591
Deductions for surrender charges (note 2d)	(2,615)	(8,359)	(5,960)	(17,859)	(38)	(356)	(1,208)	(5,347)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(816,534)	(612,147)	(1,223,722)	(1,220,924)	(306,011)	(337,785)	(478,496)	(486,130)
Asset charges (note 3):
FPVUL & VEL contracts	(27,049)	(30,085)	(94,469)	(87,765)	(15,086)	(16,888)	(45,583)	(43,722)
MSP contracts	(3,986)	(4,337)	(4,207)	(3,628)	(634)	(584)	(769)	(713)
SL contracts or LSFP contracts	(7,934)	(8,908)	(13,150)	(12,580)	(3,051)	(3,017)	(4,235)	(4,012)
Adjustments to maintain reserves	1	16	(810)	151	60	(212)	295	(54)

Net equity transactions	112,441,106	4,193,453	(2,105,973)	(5,925,843)	(1,146,483)	(4,944,219)	(573,773)	(936,350)

Net change in contract owners’ equity	115,123,419	3,529,138	833,775	8,040,714	(2,059,194)	(1,538,590)	(1,608,638)	2,160,400
Contract owners’ equity beginning of period	36,825,540	33,296,402	49,432,238	41,391,524	11,686,468	13,225,058	12,833,053	10,672,653

Contract owners’ equity end of period	$151,948,959	36,825,540	50,266,013	49,432,238	9,627,274	11,686,468	11,224,415	12,833,053

CHANGES IN UNITS:
Beginning units	2,366,422	2,090,637	1,214,517	1,383,310	587,917	898,979	711,787	771,330
Units purchased	7,095,346	487,316	107,483	90,141	21,203	25,808	64,174	61,471
Units redeemed	(224,419)	(211,079)	(157,810)	(256,639)	(82,096)	(336,870)	(97,962)	(121,015)

Ending units	9,237,349	2,366,422	1,164,190	1,214,517	527,024	587,917	677,999	711,787

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FF05S		FF15S		FF25S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$49,912	38,019	1,285	(717)	121,708	109,119	159,075	124,040
Realized gain (loss) on investments	333,311	585,343	28	34,410	554,771	128,424	409,542	484,275
Change in unrealized gain (loss) on investments	(55,378)	600,051	(140)	(127)	(478,667)	436,814	(296,706)	621,525
Reinvested capital gains	-	-	461	95	130,641	85,327	193,642	115,352

Net increase (decrease) in contract owners’ equity resulting from operations	327,845	1,223,413	1,634	33,661	328,453	759,684	465,553	1,345,192

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	357,759	147,365	1	23	517,251	902,503	93,460	30,450
Transfers between funds	1,029	324,964	62,356	18,302	1,396,754	1,461,168	2,701,802	215,355
Surrenders (note 6)	(106,261)	(440,900)	(1,700)	(17,400)	(369,974)	(128,337)	(102,897)	(232,750)
Death Benefits (note 4)	(5,219)	(10,226)	(117)	(1,179)	(3,187)	(3,695)	(4,544)	(14,662)
Net policy repayments (loans) (note 5)	(28,745)	25,154	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(345)	(1,047)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(150,147)	(152,294)	(341)	(3,606)	(160,980)	(113,150)	(161,685)	(122,383)
Asset charges (note 3):
FPVUL & VEL contracts	(13,680)	(12,666)	-	-	(785)	(731)	(929)	(415)
MSP contracts	(151)	(139)	-	-	-	-	-	-
SL contracts or LSFP contracts	(440)	(524)	-	-	-	-	-	-
Adjustments to maintain reserves	596	(41)	8	(7)	(40)	2	(80)	3

Net equity transactions	54,396	(120,354)	60,207	(3,867)	1,379,039	2,117,760	2,525,127	(124,402)

Net change in contract owners’ equity	382,241	1,103,059	61,841	29,794	1,707,492	2,877,444	2,990,680	1,220,790
Contract owners’ equity beginning of period	5,197,182	4,094,123	29,794	-	7,423,685	4,546,241	7,940,480	6,719,690

Contract owners’ equity end of period	$5,579,423	5,197,182	91,635	29,794	9,131,177	7,423,685	10,931,160	7,940,480

CHANGES IN UNITS:
Beginning units	208,874	214,480	2,444	-	560,735	391,232	585,943	593,356
Units purchased	15,303	29,540	4,959	4,900	193,063	203,537	208,671	145,065
Units redeemed	(13,919)	(35,146)	(173)	(1,919)	(93,218)	(36,138)	(24,783)	(150,423)

Ending units	210,258	208,874	7,230	2,444	660,580	560,735	769,831	585,943

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF40S		FTVIS2		FTVRDI		FTVSVI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$71,410	60,787	333,305	384,999	262,919	287,012	92,357	156,845
Realized gain (loss) on investments	347,708	162,837	387,455	207,479	1,134,666	2,033,505	430,393	424,566
Change in unrealized gain (loss) on investments	(248,729)	665,299	(414,549)	201,966	(268,523)	2,000,430	(1,232,457)	2,515,040
Reinvested capital gains	85,456	47,611	-	-	325,868	-	803,503	173,687

Net increase (decrease) in contract owners’ equity resulting from operations	255,845	936,534	306,211	794,444	1,454,930	4,320,947	93,796	3,270,138

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	115,049	17,082	314,504	301,865	891,303	3,622,432	372,691	420,431
Transfers between funds	535,532	940,364	739,090	211,209	(972,305)	836,107	(110,442)	(442,309)
Surrenders (note 6)	(38,169)	(46,216)	(166,259)	(329,867)	(1,779,408)	(3,392,753)	(581,263)	(962,704)
Death Benefits (note 4)	(5,183)	(3,035)	(3,844)	(3,487)	(142,148)	(64,201)	(37,858)	(27,923)
Net policy repayments (loans) (note 5)	-	-	(623,138)	(60)	(290,083)	(125,858)	(82,402)	(92,372)
Deductions for surrender charges (note 2d)	-	-	(997)	(2,994)	(2,250)	(6,297)	(2,081)	(9,727)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(100,311)	(75,054)	(268,960)	(241,173)	(484,520)	(498,917)	(332,354)	(341,266)
Asset charges (note 3):
FPVUL & VEL contracts	(647)	(270)	(17,006)	(14,570)	(54,337)	(53,772)	(34,960)	(35,023)
MSP contracts	-	-	(1,944)	(2,104)	(1,815)	(1,673)	(1,579)	(1,403)
SL contracts or LSFP contracts	-	-	(5,251)	(5,291)	(5,902)	(5,950)	(4,112)	(3,923)
Adjustments to maintain reserves	(13)	13	(1)	5	(2)	3	2	28

Net equity transactions	506,258	832,884	(33,806)	(86,467)	(2,841,467)	309,121	(814,358)	(1,496,191)

Net change in contract owners’ equity	762,103	1,769,418	272,405	707,977	(1,386,537)	4,630,068	(720,562)	1,773,947
Contract owners’ equity beginning of period	4,884,677	3,115,259	6,438,224	5,730,247	18,538,455	13,908,387	11,414,310	9,640,363

Contract owners’ equity end of period	$5,646,780	4,884,677	6,710,629	6,438,224	17,151,918	18,538,455	10,693,748	11,414,310

CHANGES IN UNITS:
Beginning units	324,799	258,702	391,706	397,235	706,879	689,703	314,978	363,138
Units purchased	48,593	76,518	93,606	36,626	28,686	106,944	14,233	15,702
Units redeemed	(14,482)	(9,167)	(95,047)	(42,156)	(135,588)	(89,768)	(36,700)	(63,862)

Ending units	358,910	324,799	390,265	391,706	599,977	706,879	292,511	314,978

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVSV2		FTVMD2		FTVDM2		TIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$47,166	92,819	8,875	5,867	54,255	-	29,394	36,332
Realized gain (loss) on investments	699,439	826,614	6,903	9,576	1,240	-	25,815	9,319
Change in unrealized gain (loss) on investments	(1,516,876)	1,556,526	(27,197)	12,935	(244,573)	-	(205,899)	252,465
Reinvested capital gains	842,839	142,063	30,567	26,905	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,568	2,618,022	19,148	55,283	(189,078)	-	(150,690)	298,116

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	579,124	481,085	7,222	12,926	120,887	-	(9)	-
Transfers between funds	971,453	1,256,391	163,942	97,498	3,552,109	-	(47,186)	(6,635)
Surrenders (note 6)	(404,623)	(359,917)	-	-	(323,181)	-	(40,019)	(58,655)
Death Benefits (note 4)	(628)	(118,863)	-	-	-	-	(11,675)	(2,258)
Net policy repayments (loans) (note 5)	(17,721)	(74,839)	(307)	(19,836)	125,510	-	(19,385)	(17,041)
Deductions for surrender charges (note 2d)	-	-	-	-	(1,106)	-	(326)	(66)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(126,141)	(108,718)	(12,749)	(6,994)	(84,918)	-	(31,160)	(34,851)
Asset charges (note 3):
FPVUL & VEL contracts	(1,848)	(1,688)	(9)	-	(7,515)	-	(4,067)	(4,239)
MSP contracts	-	-	-	-	(548)	-	(587)	(541)
SL contracts or LSFP contracts	-	-	-	-	(1,278)	-	(720)	(691)
Adjustments to maintain reserves	(18)	(1,636)	(2)	(6)	1	-	-	2

Net equity transactions	999,598	1,071,815	158,097	83,588	3,379,961	-	(155,134)	(124,975)

Net change in contract owners’ equity	1,072,166	3,689,837	177,245	138,871	3,190,883	-	(305,824)	173,141
Contract owners’ equity beginning of period	10,229,704	6,539,867	287,147	148,276	-	-	1,534,588	1,361,447

Contract owners’ equity end of period	$11,301,870	10,229,704	464,392	287,147	3,190,883	-	1,228,764	1,534,588

CHANGES IN UNITS:
Beginning units	465,556	404,795	20,950	13,771	-	-	53,511	58,522
Units purchased	101,829	101,398	12,089	9,191	369,641	-	-	-
Units redeemed	(54,602)	(41,831)	(917)	(2,043)	(31,239)	-	(5,430)	(5,011)

Ending units	512,783	465,556	32,122	20,950	338,402	-	48,081	53,511

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF2		FTVGI2		FTVFA2		GVMCE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$423,656	292,935	764,539	1,880,803	20,231	57,618	482,978	358,784
Realized gain (loss) on investments	594,107	572,152	(1,185,673)	(48,562)	(11,436)	14,502	6,162,866	4,490,178
Change in unrealized gain (loss) on investments	(4,501,055)	2,097,163	449,607	(1,715,794)	7,638	(56,023)	(9,413,680)	5,335,962
Reinvested capital gains	-	-	-	499,060	617	84,028	10,364,851	4,657,900

Net increase (decrease) in contract owners’ equity resulting from operations	(3,483,292)	2,962,250	28,473	615,507	17,050	100,125	7,597,015	14,842,824

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	398,507	1,015,174	568,599	1,382,824	28,286	66,145	252,590	369,703
Transfers between funds	12,214,280	44,702	(28,678,998)	1,883,785	129,422	193,073	(2,413,829)	2,681,331
Surrenders (note 6)	(205,476)	(513,201)	(353,017)	(102,818)	(25,789)	(37,422)	(1,963,117)	(1,010,662)
Death Benefits (note 4)	(17,069)	-	(181,466)	(222,812)	(3,411)	(1,257)	(119,400)	(116,713)
Net policy repayments (loans) (note 5)	(100,713)	-	(17,517)	(31,309)	(47,723)	(6,375)	(764,847)	(1,416)
Deductions for surrender charges (note 2d)	(889)	-	(812)	-	-	(585)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(336,496)	(153,662)	(376,575)	(441,968)	(26,507)	(22,554)	(565,821)	(533,579)
Asset charges (note 3):
FPVUL & VEL contracts	(14,051)	-	(19,826)	(3,259)	(3,022)	(2,269)	-	-
MSP contracts	(192)	-	(603)	-	(25)	(57)	-	-
SL contracts or LSFP contracts	(2,257)	-	(2,696)	-	(6)	(2)	-	-
Adjustments to maintain reserves	78	(253)	(11)	180	7	(2)	(32)	(158)

Net equity transactions	11,935,722	392,760	(29,062,922)	2,464,623	51,232	188,695	(5,574,456)	1,388,506

Net change in contract owners’ equity	8,452,430	3,355,010	(29,034,449)	3,080,130	68,282	288,820	2,022,559	16,231,330
Contract owners’ equity beginning of period	16,554,377	13,199,367	42,440,610	39,360,480	672,789	383,969	61,475,627	45,244,297

Contract owners’ equity end of period	$25,006,807	16,554,377	13,406,161	42,440,610	741,071	672,789	63,498,186	61,475,627

CHANGES IN UNITS:
Beginning units	642,739	628,537	2,511,603	2,363,034	50,080	35,375	1,889,614	1,843,696
Units purchased	478,675	70,193	695,062	234,522	11,348	20,675	11,958	114,604
Units redeemed	(34,183)	(57,636)	(2,432,056)	(85,283)	(7,793)	(5,970)	(179,265)	(66,999)

Ending units	1,087,231	642,739	774,609	2,511,603	53,635	50,080	1,722,307	1,889,614

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVCSE		GVGOPS		SBVSG		BNCAI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$265	-	(1,981)	(850)	(16,686)	(7,455)	(1,969)	23,452
Realized gain (loss) on investments	(73)	-	59,857	16,435	534,587	171,098	639,012	3,030,022
Change in unrealized gain (loss) on investments	(4,167)	-	(211,422)	43,842	(1,036,828)	906,060	(249,467)	(267,104)
Reinvested capital gains	5,582	-	239,061	38,983	914,902	390,777	55,379	888,074

Net increase (decrease) in contract owners’ equity resulting from operations	1,607	-	85,515	98,410	395,975	1,460,480	442,955	3,674,444

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(40)	-	124,729	39,295	641,528	507,247	347,111	234,496
Transfers between funds	39,292	-	482,103	474,985	2,153,026	2,253,409	(321,356)	456,748
Surrenders (note 6)	-	-	(25,400)	(32,033)	(169,279)	(73,559)	(697,138)	(3,687,676)
Death Benefits (note 4)	-	-	(5,396)	-	(11,381)	(20,813)	-	(32,310)
Net policy repayments (loans) (note 5)	-	-	22	(2,889)	(8,840)	(11,484)	1,512	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,133)	-	(16,632)	(8,031)	(126,022)	(69,874)	(98,225)	(139,561)
Asset charges (note 3):
FPVUL & VEL contracts	(7)	-	(24)	(15)	(835)	(558)	(83)	(279)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	3	-	4	(6)	(34)	324	(173)	(161)

Net equity transactions	38,115	-	559,406	471,306	2,478,163	2,584,692	(768,352)	(3,168,743)

Net change in contract owners’ equity	39,722	-	644,921	569,716	2,874,138	4,045,172	(325,397)	505,701
Contract owners’ equity beginning of period	-	-	619,638	49,922	6,165,317	2,120,145	10,646,512	10,140,811

Contract owners’ equity end of period	$39,722	-	1,264,559	619,638	9,039,455	6,165,317	10,321,115	10,646,512

CHANGES IN UNITS:
Beginning units	-	-	44,812	4,758	334,875	168,989	303,601	404,574
Units purchased	3,077	-	43,965	51,766	181,747	177,249	20,134	38,076
Units redeemed	(91)	-	(6,275)	(11,571)	(43,686)	(11,513)	(42,351)	(139,319)

Ending units	2,986	-	82,502	44,812	472,936	334,875	281,384	303,601

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMTB		AMGP		AMCG		AMTP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$66,390	76,739	3,206	6,547	(5,978)	(6,511)	7,553	9,816
Realized gain (loss) on investments	(29,536)	(2,344)	105,425	77,627	249,506	546,575	20,837	460,320
Change in unrealized gain (loss) on investments	(14,875)	(51,767)	(183,782)	165,557	(1,131,079)	292,896	72,463	(109,936)
Reinvested capital gains	-	-	174,821	50,106	1,067,675	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,979	22,628	99,670	299,837	180,124	832,960	100,853	360,200

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	207,462	186,327	39	426	1,302	44,401	16,581	44,274
Transfers between funds	374,538	335,597	(176,697)	311,264	(213,755)	(288,184)	51,584	(1,162,995)
Surrenders (note 6)	(210,227)	(350,711)	(10,944)	(232,936)	-	(675,892)	-	(471,358)
Death Benefits (note 4)	(81,355)	(4,383)	-	(3,995)	-	(11,671)	-	-
Net policy repayments (loans) (note 5)	82,179	(33,603)	-	-	76	(163)	(26,299)	(22,999)
Deductions for surrender charges (note 2d)	(338)	(1,319)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(192,609)	(226,366)	(12,406)	(10,556)	(30,531)	(39,050)	(12,540)	(19,035)
Asset charges (note 3):
FPVUL & VEL contracts	(12,420)	(13,126)	-	-	(3)	(8)	(393)	(382)
MSP contracts	(549)	(535)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,723)	(1,810)	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	(1)	32	(61)	99	109	(45)	(180)

Net equity transactions	164,956	(109,930)	(199,976)	64,142	(242,812)	(970,458)	28,888	(1,632,675)

Net change in contract owners’ equity	186,935	(87,302)	(100,306)	363,979	(62,688)	(137,498)	129,741	(1,272,475)
Contract owners’ equity beginning of period	3,565,590	3,652,892	1,174,843	810,864	2,936,405	3,073,903	1,043,828	2,316,303

Contract owners’ equity end of period	$3,752,525	3,565,590	1,074,537	1,174,843	2,873,717	2,936,405	1,173,569	1,043,828

CHANGES IN UNITS:
Beginning units	290,095	299,031	51,556	49,333	147,342	203,445	49,246	144,447
Units purchased	60,633	44,331	1,930	15,543	1,326	2,680	4,215	2,442
Units redeemed	(47,275)	(53,267)	(9,834)	(13,321)	(15,462)	(58,784)	(2,857)	(97,641)

Ending units	303,453	290,095	43,652	51,556	133,206	147,342	50,604	49,246

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMRI		AMFAS		AMSRS		OVGR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$40,717	47,139	(1,989)	(2,404)	8,965	19,210	39,595	127,020
Realized gain (loss) on investments	143,151	162,618	615,917	157,558	437,717	185,853	2,183,808	1,927,411
Change in unrealized gain (loss) on investments	330,527	1,259,192	(749,617)	642,040	(212,015)	658,644	(327,253)	2,378,329
Reinvested capital gains	141,577	-	147,915	-	-	-	412,312	-

Net increase (decrease) in contract owners’ equity resulting from operations	655,972	1,468,949	12,226	797,194	234,667	863,707	2,308,462	4,432,760

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,698	17,477	106,830	34,054	96,287	112,733	74,011	414,505
Transfers between funds	(317,278)	(378,130)	(1,359,258)	798,250	(149,191)	(17,446)	(3,118,740)	(3,678,577)
Surrenders (note 6)	(279,446)	-	(79,063)	(163,700)	(560,029)	(150,626)	(400,040)	(1,220,462)
Death Benefits (note 4)	-	-	(8,113)	-	(78)	(19,715)	(157,820)	(53,132)
Net policy repayments (loans) (note 5)	-	-	(15,965)	(10,863)	(10,848)	(11,156)	1,272	33,867
Deductions for surrender charges (note 2d)	-	-	(26)	(650)	(164)	(3,554)	-	(219)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,883)	(42,833)	(44,828)	(42,003)	(97,132)	(106,877)	(287,004)	(306,610)
Asset charges (note 3):
FPVUL & VEL contracts	(91)	(429)	(3,679)	(3,071)	(8,960)	(9,303)	(116)	(168)
MSP contracts	-	-	(67)	(65)	(494)	(436)	-	-
SL contracts or LSFP contracts	-	-	(339)	(260)	(1,076)	(978)	-	-
Adjustments to maintain reserves	3	368	6	(80)	37	70	3,737	5,131

Net equity transactions	(630,997)	(403,547)	(1,404,502)	611,612	(731,648)	(207,288)	(3,884,700)	(4,805,665)

Net change in contract owners’ equity	24,975	1,065,402	(1,392,276)	1,408,806	(496,981)	656,419	(1,576,238)	(372,905)
Contract owners’ equity beginning of period	5,373,194	4,307,792	3,077,339	1,668,533	3,013,621	2,357,202	17,494,571	17,867,476

Contract owners’ equity end of period	$5,398,169	5,373,194	1,685,063	3,077,339	2,516,640	3,013,621	15,918,333	17,494,571

CHANGES IN UNITS:
Beginning units	347,690	380,913	145,700	115,055	113,615	122,284	1,162,020	1,524,196
Units purchased	4,335	8,343	5,614	42,289	4,347	6,771	14,746	55,349
Units redeemed	(44,329)	(41,598)	(74,940)	(11,644)	(32,007)	(15,440)	(262,243)	(417,496)

Ending units	307,696	347,690	76,374	145,700	85,955	113,615	914,523	1,162,020

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS		OVIG		OVGI		OVSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$749,815	623,081	25,383	(138)	249,777	303,013	54,635	55,301
Realized gain (loss) on investments	4,237,273	1,380,542	3,155	3,455	945,920	799,595	859,479	961,743
Change in unrealized gain (loss) on investments	(6,801,382)	10,477,399	(295,421)	28,836	1,356,012	6,763,774	(1,049,947)	835,090
Reinvested capital gains	3,453,772	-	54,842	-	630,794	-	877,758	72,803

Net increase (decrease) in contract owners’ equity resulting from operations	1,639,478	12,481,022	(212,041)	32,153	3,182,503	7,866,382	741,925	1,924,937

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,583,245	1,733,659	147,618	32,013	1,195,673	1,298,703	481,893	1,347,529
Transfers between funds	17,702,261	1,197,747	2,660,982	533,661	(551,921)	(207,093)	378,253	606,866
Surrenders (note 6)	(1,858,609)	(1,721,610)	(1,737)	-	(1,459,894)	(2,228,756)	(741,741)	(1,370,738)
Death Benefits (note 4)	(252,137)	(143,790)	-	-	(280,682)	(110,658)	(90,513)	(27,022)
Net policy repayments (loans) (note 5)	(275,444)	(415,226)	(11,692)	-	(104,022)	(80,290)	10,157	35,775
Deductions for surrender charges (note 2d)	(2,534)	(1,432)	-	-	(1,126)	(7,549)	(5,131)	(5,662)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,441,915)	(906,372)	(66,191)	(4,234)	(1,216,869)	(1,201,945)	(216,397)	(216,024)
Asset charges (note 3):
FPVUL & VEL contracts	(84,447)	(35,398)	(281)	(70)	(101,691)	(95,297)	(20,952)	(19,720)
MSP contracts	(3,875)	(1,274)	-	-	(4,055)	(3,579)	(533)	(464)
SL contracts or LSFP contracts	(9,844)	(3,907)	-	-	(7,202)	(7,142)	(3,129)	(2,848)
Adjustments to maintain reserves	275	19	-	2	(13)	(104)	25	17

Net equity transactions	16,356,976	(297,584)	2,728,699	561,372	(2,531,802)	(2,643,710)	(208,068)	347,709

Net change in contract owners’ equity	17,996,454	12,183,438	2,516,658	593,525	650,701	5,222,672	533,857	2,272,646
Contract owners’ equity beginning of period	58,406,310	46,222,872	593,525	-	31,396,294	26,173,622	6,667,259	4,394,613

Contract owners’ equity end of period	$76,402,764	58,406,310	3,110,183	593,525	32,046,995	31,396,294	7,201,116	6,667,259

CHANGES IN UNITS:
Beginning units	2,717,740	2,734,473	51,327	-	1,526,979	1,674,156	188,218	174,944
Units purchased	1,474,944	261,477	265,998	51,717	66,625	87,107	26,940	34,709
Units redeemed	(734,774)	(284,021)	(26,722)	(390)	(185,137)	(233,157)	(33,542)	(21,435)

Ending units	3,457,910	2,717,740	290,603	51,327	1,408,467	1,526,979	181,616	188,218

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVAG		OVSB		PMVAAA		PMVRSA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,281)	(9,582)	846,800	181,697	1,433,717	1,218,275	53	-
Realized gain (loss) on investments	1,090,889	1,142,692	(35,539)	(37,649)	95,831	214,098	(3,544)	-
Change in unrealized gain (loss) on investments	372,504	6,622,210	(420,887)	(69,435)	(1,463,732)	(1,479,642)	(6,317)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,450,112	7,755,320	390,374	74,613	65,816	(47,269)	(9,808)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,202,342	1,333,884	6,030,423	161,624	1,488,162	587,800	4,528	-
Transfers between funds	(1,003,108)	(932,027)	2,861,614	11,529,173	312,130	1,405,936	50,302	-
Surrenders (note 6)	(1,576,686)	(2,056,439)	(512,788)	(422,473)	(524,522)	(567,999)	(4,161)	-
Death Benefits (note 4)	(98,971)	(78,916)	(20,127)	(13,104)	(79,156)	(139,080)	-	-
Net policy repayments (loans) (note 5)	(103,119)	34,367	(261,856)	(64,814)	(1,047)	(51,956)	20	-
Deductions for surrender charges (note 2d)	(27)	(89)	(230)	(1,657)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,131,463)	(1,143,708)	(160,413)	(109,829)	(325,960)	(346,510)	(3,664)	-
Asset charges (note 3):
FPVUL & VEL contracts	(88,053)	(84,569)	(7,490)	(7,452)	(3,874)	(4,662)	(80)	-
MSP contracts	(1,577)	(1,388)	(93)	(92)	-	-	-	-
SL contracts or LSFP contracts	(3,845)	(3,791)	(40,040)	(10,609)	-	-	-	-
Adjustments to maintain reserves	4,221	19,123	19	(13)	28	(49)	-	-

Net equity transactions	(2,800,286)	(2,913,553)	7,889,019	11,060,754	865,761	883,480	46,945	-

Net change in contract owners’ equity	(1,350,174)	4,841,767	8,279,393	11,135,367	931,577	836,211	37,137	-
Contract owners’ equity beginning of period	28,081,043	23,239,276	13,001,496	1,866,129	26,438,388	25,602,177	-	-

Contract owners’ equity end of period	$26,730,869	28,081,043	21,280,889	13,001,496	27,369,965	26,438,388	37,137	-

CHANGES IN UNITS:
Beginning units	1,422,801	1,587,180	977,067	140,055	1,466,038	1,420,335	-	-
Units purchased	61,948	111,415	650,508	865,457	114,419	184,123	5,908	-
Units redeemed	(209,147)	(281,686)	(72,456)	(28,445)	(66,582)	(124,232)	(910)	-

Ending units	1,275,602	1,422,801	1,555,119	977,067	1,513,875	1,466,038	4,998	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVFBA		PMVLGA		PMVLDA		PMVRRA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$40,999	53,224	43,384	22,282	600,064	684,185	1,197,973	1,555,178
Realized gain (loss) on investments	(90,952)	(114,267)	(50,276)	(53,157)	347,712	343,633	(375,101)	1,152,924
Change in unrealized gain (loss) on investments	133,478	(150,954)	457,232	(171,211)	(519,240)	(1,169,651)	2,004,889	(14,342,737)
Reinvested capital gains	3,808	29,700	-	81,481	-	-	-	792,718

Net increase (decrease) in contract owners’ equity resulting from operations	87,333	(182,297)	450,340	(120,605)	428,536	(141,833)	2,827,761	(10,841,917)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	66,640	73,596	200,906	178,611	1,758,467	4,034,203	2,759,613	4,360,070
Transfers between funds	(1,532,813)	1,520,632	121,641	1,356,026	3,242,173	10,463,560	(3,268,058)	(9,270,754)
Surrenders (note 6)	(118,673)	(410,086)	-	-	(1,848,861)	(1,921,292)	(1,579,773)	(2,161,408)
Death Benefits (note 4)	(338)	(22,381)	-	-	(150,717)	(59,672)	(524,882)	(192,663)
Net policy repayments (loans) (note 5)	(31,433)	(640)	(1,681)	(6,238)	(867,968)	573,636	(17,060)	(158,584)
Deductions for surrender charges (note 2d)	-	(7,478)	-	-	(34)	(2,285)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(76,203)	(103,498)	(32,718)	(21,028)	(1,063,564)	(953,577)	(1,100,999)	(1,350,464)
Asset charges (note 3):
FPVUL & VEL contracts	(4,820)	(7,930)	-	-	(22,308)	(23,978)	(7,146)	(7,953)
MSP contracts	(32)	(29)	-	-	(1,129)	(1,040)	-	-
SL contracts or LSFP contracts	(590)	(984)	-	-	(3,034)	(3,630)	-	-
Adjustments to maintain reserves	66	(28)	(125)	81	(1,765)	1,115	(1,448)	2,214

Net equity transactions	(1,698,196)	1,041,174	288,023	1,507,452	1,041,260	12,107,040	(3,739,753)	(8,779,542)

Net change in contract owners’ equity	(1,610,863)	858,877	738,363	1,386,847	1,469,796	11,965,207	(911,992)	(19,621,459)
Contract owners’ equity beginning of period	2,986,586	2,127,709	1,798,035	411,188	63,117,103	51,151,896	96,923,936	116,545,395

Contract owners’ equity end of period	$1,375,723	2,986,586	2,536,398	1,798,035	64,586,899	63,117,103	96,011,944	96,923,936

CHANGES IN UNITS:
Beginning units	231,139	154,021	147,258	29,236	4,244,504	3,426,127	5,409,910	5,891,396
Units purchased	11,598	129,914	24,494	120,557	510,125	1,017,122	294,294	234,904
Units redeemed	(136,373)	(52,720)	(3,819)	(2,424)	(438,998)	(187,737)	(496,470)	(723,382)

Ending units	106,364	231,139	167,933	147,258	4,315,631	4,244,504	5,207,734	5,409,910

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVTRA		PIVEMI		PIHYB1		PVGIB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,214,844	8,756,989	5,879	13,799	270,609	362,649	11,151	16,492
Realized gain (loss) on investments	(2,453,928)	1,512,291	41,922	(59,815)	57,018	34,094	115,015	143,773
Change in unrealized gain (loss) on investments	11,902,154	(23,579,056)	(157,367)	24,038	(547,339)	(9,948)	(28,407)	129,299
Reinvested capital gains	-	3,716,337	5,637	-	216,569	413,499	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,663,070	(9,593,439)	(103,929)	(21,978)	(3,143)	800,294	97,759	289,564

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,925,247	10,107,654	42,783	97,846	218,092	381,632	56,136	51,747
Transfers between funds	(260,110,298)	448,202	(557,734)	(107,571)	(607,363)	(1,810,100)	148,785	141,513
Surrenders (note 6)	(5,154,073)	(7,254,435)	(93)	(50,036)	(365,435)	(508,031)	(137,088)	(38,410)
Death Benefits (note 4)	(955,782)	(1,667,669)	-	-	(15,566)	(4,707)	(14,775)	-
Net policy repayments (loans) (note 5)	(3,222,596)	(475,868)	-	-	(13,343)	(8,690)	(3,851)	(163,174)
Deductions for surrender charges (note 2d)	-	(368)	-	-	-	-	(81)	(506)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,333,882)	(4,926,736)	(18,755)	(31,701)	(105,771)	(122,872)	(53,677)	(50,352)
Asset charges (note 3):
FPVUL & VEL contracts	(45,584)	(47,459)	(1,063)	(1,055)	(1,072)	(1,019)	(3,644)	(3,704)
MSP contracts	-	-	-	-	-	-	(46)	(39)
SL contracts or LSFP contracts	-	-	-	-	-	-	(600)	(360)
Adjustments to maintain reserves	(11,618)	24,626	(3)	(5)	44	4,303	14	(10)

Net equity transactions	(267,908,586)	(3,792,053)	(534,865)	(92,522)	(890,414)	(2,069,484)	(8,827)	(63,295)

Net change in contract owners’ equity	(252,245,516)	(13,385,492)	(638,794)	(114,500)	(893,557)	(1,269,190)	88,932	226,269
Contract owners’ equity beginning of period	421,168,048	434,553,540	1,462,804	1,577,304	6,364,135	7,633,325	993,714	767,445

Contract owners’ equity end of period	$168,922,532	421,168,048	824,010	1,462,804	5,470,578	6,364,135	1,082,646	993,714

CHANGES IN UNITS:
Beginning units	22,671,205	22,903,897	198,081	209,227	238,255	320,179	44,765	46,906
Units purchased	687,183	1,055,073	7,267	13,305	17,683	28,768	7,352	12,627
Units redeemed	(14,586,587)	(1,324,153)	(78,067)	(24,453)	(50,986)	(110,980)	(8,073)	(14,768)

Ending units	8,771,801	22,671,205	127,281	198,081	204,952	238,255	44,044	44,765

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVTIGB		PVTSCB		PVTVB		ACGI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$10,438	14,504	392	23	12,777	10,749	78,754	50,776
Realized gain (loss) on investments	46,820	57,724	(8,730)	569	217,303	9,260	520,619	155,776
Change in unrealized gain (loss) on investments	(136,789)	184,489	(46,073)	755	(113,593)	504,027	(713,774)	913,481
Reinvested capital gains	-	-	68,349	54	32,785	-	587,759	35,714

Net increase (decrease) in contract owners’ equity resulting from operations	(79,531)	256,717	13,938	1,401	149,272	524,036	473,358	1,155,747

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,836	36,015	1,672	1,700	84,210	191,969	242,709	59,107
Transfers between funds	127,211	15,704	726,247	4,254	(269,585)	209,851	250,106	(236,972)
Surrenders (note 6)	(39,262)	(50,959)	-	(231)	(262,690)	(56,960)	(22,196)	(54,091)
Death Benefits (note 4)	(14,587)	-	-	-	(1,552)	(153)	-	-
Net policy repayments (loans) (note 5)	(2,335)	(15,227)	-	-	(12,268)	22,022	(1,507)	(98)
Deductions for surrender charges (note 2d)	(72)	(235)	-	-	(56)	(158)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,517)	(50,882)	(15,067)	(161)	(55,944)	(48,938)	(59,975)	(42,763)
Asset charges (note 3):
FPVUL & VEL contracts	(3,450)	(3,237)	(40)	-	(5,514)	(4,782)	(60)	(93)
MSP contracts	(12)	(11)	-	-	(591)	(488)	-	-
SL contracts or LSFP contracts	(431)	(243)	-	-	(821)	(637)	-	-
Adjustments to maintain reserves	10	(15)	6	4	(6)	19	(20)	23

Net equity transactions	49,391	(69,090)	712,818	5,566	(524,817)	311,745	409,057	(274,887)

Net change in contract owners’ equity	(30,140)	187,627	726,756	6,967	(375,545)	835,781	882,415	880,860
Contract owners’ equity beginning of period	1,142,034	954,407	9,931	2,964	1,973,714	1,137,933	4,412,360	3,531,500

Contract owners’ equity end of period	$1,111,894	1,142,034	736,687	9,931	1,598,169	1,973,714	5,294,775	4,412,360

CHANGES IN UNITS:
Beginning units	49,608	53,095	720	299	80,179	66,439	286,045	306,238
Units purchased	8,513	2,453	52,102	615	4,518	19,016	42,885	7,097
Units redeemed	(6,311)	(5,939)	(1,092)	(194)	(25,526)	(5,277)	(16,906)	(27,338)

Ending units	51,810	49,608	51,730	720	59,171	80,179	312,024	286,045

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACEG		AVBVI		AVHY1		AVIE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$457	3,847	7,188	5,809	471,750	426,717	807,529	505,885
Realized gain (loss) on investments	77,339	9,583	47,848	90,525	302,831	444,120	2,262,537	1,374,988
Change in unrealized gain (loss) on investments	8,013	292,019	(20,511)	66,097	(700,699)	(221,996)	(2,963,874)	6,629,746
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,809	305,449	34,525	162,431	73,882	648,841	106,192	8,510,619

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,162	70,638	256	22,642	223,646	146,862	1,763,521	1,943,097
Transfers between funds	(71,191)	137,165	(15,025)	(235,494)	5,360,342	240,536	4,665,540	4,100,632
Surrenders (note 6)	(88,019)	(57,746)	(103)	(98,364)	(459,128)	(281,010)	(2,126,421)	(833,895)
Death Benefits (note 4)	(7,844)	(555)	-	-	(24,298)	(38,287)	(321,634)	(120,825)
Net policy repayments (loans) (note 5)	(531)	(16,602)	103	(1,647)	9,586	(71,820)	(65,527)	(19,413)
Deductions for surrender charges (note 2d)	(569)	(1,653)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,793)	(49,597)	(5,385)	(10,749)	(118,607)	(99,085)	(656,072)	(589,749)
Asset charges (note 3):
FPVUL & VEL contracts	(4,414)	(3,713)	1	-	(695)	(798)	(2,524)	(1,980)
MSP contracts	(234)	(191)	-	-	-	-	-	-
SL contracts or LSFP contracts	(214)	(239)	-	-	-	-	-	-
Adjustments to maintain reserves	-	423	(8)	(29)	(33)	(1,931)	55	(177)

Net equity transactions	(164,647)	77,930	(20,161)	(323,641)	4,990,813	(105,533)	3,256,938	4,477,690

Net change in contract owners’ equity	(78,838)	383,379	14,364	(161,210)	5,064,695	543,308	3,363,130	12,988,309
Contract owners’ equity beginning of period	1,187,662	804,283	529,924	691,134	10,432,057	9,888,749	55,292,311	42,304,002

Contract owners’ equity end of period	$1,108,824	1,187,662	544,288	529,924	15,496,752	10,432,057	58,655,441	55,292,311

CHANGES IN UNITS:
Beginning units	86,923	82,490	25,874	45,186	781,618	791,083	2,336,984	2,122,930
Units purchased	6,168	16,835	478	1,296	433,135	54,035	308,167	327,171
Units redeemed	(18,254)	(12,402)	(1,383)	(20,607)	(71,000)	(57,787)	(169,220)	(128,486)

Ending units	74,837	86,923	24,969	25,874	1,143,753	781,618	2,475,931	2,336,984

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AVMCCI		ROCMC		ROCSC		RVARS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,438)	5,546	(33,142)	56,402	-	(2,663)	-	-
Realized gain (loss) on investments	146,761	24,906	2,086,954	(454,604)	-	382,956	5,608	(10)
Change in unrealized gain (loss) on investments	(245,696)	170,187	(3,532,392)	4,935,996	-	(11,604)	31,979	654
Reinvested capital gains	163,516	83,817	898,163	639,204	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,143	284,456	(580,417)	5,176,998	-	368,689	37,587	644

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,890	57,790	449,355	1,385,704	-	(54)	2,638	108
Transfers between funds	(978,500)	58,964	(13,109,103)	(19,174,429)	-	(2,703,962)	653,181	167,949
Surrenders (note 6)	(824)	(9,470)	(389,245)	(1,519,716)	-	(28,834)	(30,916)	-
Death Benefits (note 4)	-	-	(94,486)	(53,533)	-	(3,612)	(21,296)	-
Net policy repayments (loans) (note 5)	(409)	1	(14,376)	(159)	-	-	1,094	(365)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(15)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,011)	(19,439)	(209,094)	(380,336)	-	(10,914)	(18,621)	(140)
Asset charges (note 3):
FPVUL & VEL contracts	(488)	(184)	(1,888)	(2,508)	-	-	(1,966)	(45)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	9	50	(406)	-	14	9	(5)

Net equity transactions	(973,335)	87,671	(13,368,787)	(19,745,383)	-	(2,747,362)	584,108	167,502

Net change in contract owners’ equity	(911,192)	372,127	(13,949,204)	(14,568,385)	-	(2,378,673)	621,695	168,146
Contract owners’ equity beginning of period	1,353,655	981,528	25,228,360	39,796,745	-	2,378,673	168,146	-

Contract owners’ equity end of period	$442,463	1,353,655	11,279,156	25,228,360	-	-	789,841	168,146

CHANGES IN UNITS:
Beginning units	71,330	66,547	803,412	1,529,776	-	184,649	16,822	-
Units purchased	9,009	8,339	16,674	51,434	-	-	66,059	16,878
Units redeemed	(58,075)	(3,576)	(447,692)	(789,261)	-	(184,327)	(7,380)	(56)

Ending units	22,264	71,330	372,394	803,412	-	-	75,501	16,822

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TREI2		TRHS2		TRLT1		TRMCG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$929,116	693,721	(26,405)	(18,586)	166,791	79,825	(69,963)	(61,346)
Realized gain (loss) on investments	4,887,583	4,603,810	2,472,225	1,391,919	(23,978)	(27,862)	510,221	(91,832)
Change in unrealized gain (loss) on investments	(1,017,940)	10,566,494	1,860,254	4,201,937	(84,132)	84	(426,557)	6,022,061
Reinvested capital gains	-	-	2,200,628	813,844	-	-	3,703,344	2,435,549

Net increase (decrease) in contract owners’ equity resulting from operations	4,798,759	15,864,025	6,506,702	6,389,114	58,681	52,047	3,717,045	8,304,432

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,711,491	2,299,641	478,949	516,924	937,323	876,849	3,459	174,153
Transfers between funds	(681,461)	4,949,688	4,835,940	5,163,404	2,138,300	11,386,611	1,886,981	(817,593)
Surrenders (note 6)	(1,589,117)	(3,701,593)	(788,993)	(1,140,030)	(341,616)	-	(527,845)	(721,634)
Death Benefits (note 4)	(158,581)	(145,356)	(70,422)	(28,005)	(18,730)	(1,357)	(47,003)	(42,490)
Net policy repayments (loans) (note 5)	(617,772)	(58,766)	(194,972)	(144,605)	(254)	(4,913)	(784,182)	-
Deductions for surrender charges (note 2d)	-	-	(175)	(3,455)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(926,505)	(899,116)	(548,869)	(396,174)	(245,700)	(92,492)	(262,964)	(232,369)
Asset charges (note 3):
FPVUL & VEL contracts	(3,828)	(3,637)	(30,329)	(20,503)	(647)	(70)	-	-
MSP contracts	-	-	(1,170)	(569)	-	-	-	-
SL contracts or LSFP contracts	-	-	(7,180)	(4,161)	-	-	-	-
Adjustments to maintain reserves	(35)	(39)	(4)	73	(817)	(390)	(10)	(267)

Net equity transactions	(2,265,808)	2,440,822	3,672,775	3,942,899	2,467,859	12,164,238	268,436	(1,640,200)

Net change in contract owners’ equity	2,532,951	18,304,847	10,179,477	10,332,013	2,526,540	12,216,285	3,985,481	6,664,232
Contract owners’ equity beginning of period	71,406,961	53,102,114	20,956,747	10,624,734	14,598,839	2,382,554	30,393,507	23,729,275

Contract owners’ equity end of period	$73,939,912	71,406,961	31,136,224	20,956,747	17,125,379	14,598,839	34,378,988	30,393,507

CHANGES IN UNITS:
Beginning units	2,898,250	2,782,361	898,513	685,053	1,416,096	230,839	767,584	815,148
Units purchased	186,501	333,397	176,543	299,224	309,917	1,194,900	48,971	6,643
Units redeemed	(276,881)	(215,987)	(56,676)	(79,930)	(71,531)	(9,585)	(45,930)	(59,511)

Ending units	2,807,870	2,898,250	1,018,380	898,513	1,654,482	1,416,096	770,625	767,584

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRNAG1		TRPSB1		TRBCGP		VWEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(82,845)	(77,882)	60,522	42,580	(34,148)	(4,445)	62,435	234,763
Realized gain (loss) on investments	2,964,721	1,813,457	175,013	216,051	799,474	35,795	229,245	1,206,280
Change in unrealized gain (loss) on investments	(5,225,005)	4,278,696	(325,000)	60,941	613,789	1,153,496	(2,083,461)	147,621
Reinvested capital gains	6,100,244	6,309,586	280,636	228,295	-	-	1,689,114	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,757,115	12,323,857	191,171	547,867	1,379,115	1,184,846	(102,667)	1,588,664

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,071,712	2,669,976	163,629	177,625	1,276,292	634,015	282,444	305,443
Transfers between funds	(2,645,102)	(1,245,070)	593,004	(779,772)	17,470,552	6,433,495	35,824	(389,385)
Surrenders (note 6)	(1,225,580)	(4,413,156)	(604,561)	(37,974)	(481,979)	(16,389)	(525,276)	(1,948,973)
Death Benefits (note 4)	(55,835)	(124,790)	-	-	(6,231)	-	(70,577)	(78,540)
Net policy repayments (loans) (note 5)	(1,010,012)	(182,201)	(24,024)	(18,304)	(12,111)	(7,709)	39,183	(55,213)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(100)	(28)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(634,292)	(589,015)	(45,069)	(37,393)	(215,513)	(40,891)	(367,220)	(395,538)
Asset charges (note 3):
FPVUL & VEL contracts	(12,713)	(9,402)	(918)	(850)	(1,068)	(15)	(24,875)	(26,942)
MSP contracts	-	-	-	-	-	-	(458)	(436)
SL contracts or LSFP contracts	-	-	-	-	-	-	(2,719)	(2,961)
Adjustments to maintain reserves	(53)	(25)	(7)	4	(74)	9	295	(278)

Net equity transactions	(3,511,875)	(3,893,683)	82,054	(696,664)	18,029,868	7,002,515	(633,479)	(2,592,851)

Net change in contract owners’ equity	245,240	8,430,174	273,225	(148,797)	19,408,983	8,187,361	(736,146)	(1,004,187)
Contract owners’ equity beginning of period	42,869,299	34,439,125	3,840,044	3,988,841	8,267,392	80,031	14,745,182	15,749,369

Contract owners’ equity end of period	$43,114,539	42,869,299	4,113,269	3,840,044	27,676,375	8,267,392	14,009,036	14,745,182

CHANGES IN UNITS:
Beginning units	1,851,100	2,050,836	250,814	306,888	578,648	7,887	354,185	421,121
Units purchased	182,934	175,102	51,461	23,461	1,339,071	575,917	18,314	13,831
Units redeemed	(328,178)	(374,609)	(46,321)	(79,567)	(141,038)	(5,156)	(36,174)	(82,043)

Ending units	1,705,856	1,851,100	255,954	250,814	1,776,681	578,648	336,325	354,185

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHA		VVB		VVDV		VVI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(16,603)	236,691	120,704	106,590	325,473	292,454	63,250	57,115
Realized gain (loss) on investments	(2,957,193)	(2,083,713)	130,841	91,903	597,417	472,487	169,458	191,009
Change in unrealized gain (loss) on investments	(4,524,491)	5,261,913	896	659,146	(83,044)	3,069,193	(539,502)	776,481
Reinvested capital gains	-	839,369	312,639	102,897	631,646	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,498,287)	4,254,260	565,080	960,536	1,471,492	3,834,134	(306,794)	1,024,605

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,646,479	4,209,550	397	86	1,756	(5)	(381)	420
Transfers between funds	(6,057,078)	(4,980,878)	675,779	863,355	(994,737)	(149,295)	(612,747)	172,599
Surrenders (note 6)	(1,131,020)	(2,524,046)	(188,551)	(187,350)	(486,700)	(504,950)	(147,685)	(161,926)
Death Benefits (note 4)	(149,108)	(131,168)	(24,556)	(15,094)	(65,353)	(43,478)	(20,121)	(13,944)
Net policy repayments (loans) (note 5)	152,039	(118,715)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	(39)	(188)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(674,768)	(721,276)	(48,558)	(41,068)	(124,903)	(113,854)	(38,810)	(36,482)
Asset charges (note 3):
FPVUL & VEL contracts	(29,565)	(28,695)	-	-	-	-	-	-
MSP contracts	(444)	(607)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,768)	(2,117)	-	-	-	-	-	-
Adjustments to maintain reserves	344	(127)	19	12	(7)	39	(9)	5

Net equity transactions	(4,244,928)	(4,298,267)	414,530	619,941	(1,669,944)	(811,543)	(819,753)	(39,328)

Net change in contract owners’ equity	(11,743,215)	(44,007)	979,610	1,580,477	(198,452)	3,022,591	(1,126,547)	985,277
Contract owners’ equity beginning of period	42,783,280	42,827,287	6,138,829	4,558,352	16,598,693	13,576,102	5,423,630	4,438,353

Contract owners’ equity end of period	$31,040,065	42,783,280	7,118,439	6,138,829	16,400,241	16,598,693	4,297,083	5,423,630

CHANGES IN UNITS:
Beginning units	877,892	956,384	418,598	371,867	1,192,808	1,259,787	468,254	471,330
Units purchased	137,648	111,388	41,226	79,574	-	-	-	21,034
Units redeemed	(205,647)	(196,746)	(17,009)	(17,680)	(117,538)	(66,527)	(72,536)	(20,208)

Ending units	809,893	877,892	442,815	418,598	1,075,270	1,192,808	395,718	468,254

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VVMCI		VVREI		VVSTC		VVSCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$118,125	90,115	234,095	32,621	63,367	84,371	3,784	(3,417)
Realized gain (loss) on investments	710,661	378,143	211,471	104,563	(347)	9,592	54,739	8,811
Change in unrealized gain (loss) on investments	642,374	2,698,889	1,338,599	(182,073)	(14,394)	(93,450)	(494,524)	635,604
Reinvested capital gains	600,860	358,399	341,411	47,008	22,419	35,901	565,603	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,072,020	3,525,546	2,125,576	2,119	71,045	36,414	129,602	640,998

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,800	441	534	97	29	41	265	280
Transfers between funds	(897,377)	3,576,158	936,674	5,265,653	479,275	(1,102,440)	(279,229)	3,913,504
Surrenders (note 6)	(477,909)	(406,015)	(268,187)	(117,312)	(145,687)	(137,742)	(120,107)	(69,300)
Death Benefits (note 4)	(65,070)	(31,483)	(30,573)	(5,562)	(18,189)	(14,631)	(16,464)	(4,690)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(124,908)	(87,287)	(64,138)	(21,764)	(37,261)	(34,326)	(33,042)	(10,772)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	22	15	27	(4)	(2)	(1)	9	(6)

Net equity transactions	(1,563,442)	3,051,829	574,337	5,121,108	278,165	(1,289,099)	(448,568)	3,829,016

Net change in contract owners’ equity	508,578	6,577,375	2,699,913	5,123,227	349,210	(1,252,685)	(318,966)	4,470,014
Contract owners’ equity beginning of period	15,943,070	9,365,695	6,973,233	1,850,006	4,708,426	5,961,111	4,470,014	-

Contract owners’ equity end of period	$16,451,648	15,943,070	9,673,146	6,973,233	5,057,636	4,708,426	4,151,048	4,470,014

CHANGES IN UNITS:
Beginning units	1,014,767	802,681	519,163	140,656	384,564	491,102	268,075	-
Units purchased	1	260,837	58,572	393,895	38,410	-	1	273,750
Units redeemed	(91,038)	(36,764)	(23,076)	(10,633)	(16,185)	(98,003)	(26,773)	(5,674)

Ending units	923,730	1,014,767	554,659	519,163	406,789	384,564	241,303	268,075

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VVHGB		WRASP		WRGP		WRHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$193,224	183,066	71,472	191,524	10,939	5,460	2,221,042	878,244
Realized gain (loss) on investments	14,190	(9,148)	374,807	942,727	126,041	121,094	691,815	232,555
Change in unrealized gain (loss) on investments	293,818	(466,959)	(3,378,624)	2,417,541	(443,216)	552,549	(3,088,798)	686,039
Reinvested capital gains	31,188	88,628	2,065,017	-	748,240	183,681	346,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	532,420	(204,413)	(867,328)	3,551,792	442,004	862,784	170,373	1,796,838

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	179	157	1,600,017	1,515,676	90,296	152,221	898,624	1,001,207
Transfers between funds	7,642,486	1,392,415	(395,349)	(1,210,490)	(471,816)	437,243	21,651,550	7,522,418
Surrenders (note 6)	(261,986)	(250,154)	(1,105,842)	(1,575,098)	(25,989)	(49,866)	(862,661)	(364,292)
Death Benefits (note 4)	(33,185)	(21,596)	(46,322)	(18,762)	(2,993)	-	(66,622)	(67,406)
Net policy repayments (loans) (note 5)	-	-	216,682	(114,235)	-	-	(122,993)	(29,033)
Deductions for surrender charges (note 2d)	-	-	(4,391)	(4,750)	-	-	(12)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,076)	(60,099)	(521,311)	(501,770)	(57,052)	(39,794)	(457,269)	(227,621)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(40,359)	(38,746)	(1,330)	(705)	(8,169)	(6,134)
MSP contracts	-	-	(709)	(791)	-	-	-	-
SL contracts or LSFP contracts	-	-	(4,946)	(3,943)	-	-	-	-
Adjustments to maintain reserves	17	(7)	(11)	944	(19)	(77)	(15)	41

Net equity transactions	7,270,435	1,060,716	(302,541)	(1,951,965)	(468,903)	499,022	21,032,433	7,829,180

Net change in contract owners’ equity	7,802,855	856,303	(1,169,869)	1,599,827	(26,899)	1,361,806	21,202,806	9,626,018
Contract owners’ equity beginning of period	8,165,242	7,308,939	16,046,069	14,446,242	3,445,317	2,083,511	22,619,242	12,993,224

Contract owners’ equity end of period	$15,968,097	8,165,242	14,876,200	16,046,069	3,418,418	3,445,317	43,822,048	22,619,242

CHANGES IN UNITS:
Beginning units	754,096	658,202	1,017,541	1,146,952	157,563	129,681	1,882,396	1,192,471
Units purchased	674,510	138,888	97,285	107,295	31,120	52,705	2,710,642	754,429
Units redeemed	(33,061)	(30,701)	(118,064)	(236,754)	(49,115)	(24,936)	(1,011,592)	(63,905)

Ending units	1,395,545	754,096	996,762	1,017,541	139,568	157,563	3,581,446	1,882,396

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRMCG		WRRESP		WRSTP		SVDF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,692)	(1,452)	51,076	33,707	(25,619)	(14,987)	(18,913)	(14,511)
Realized gain (loss) on investments	138,981	42,020	89,230	368,285	2,006,514	459,432	996,564	925,691
Change in unrealized gain (loss) on investments	(49,812)	181,201	1,080,802	(478,952)	(2,971,725)	3,351,161	(2,879,436)	3,076,194
Reinvested capital gains	143,929	28,607	317,731	-	1,491,163	487,507	1,921,854	332,489

Net increase (decrease) in contract owners’ equity resulting from operations	228,406	250,376	1,538,839	(76,960)	500,333	4,283,113	20,069	4,319,863

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	426,684	331,271	694,870	417,887	1,984,836	1,674,102	541,249	385,840
Transfers between funds	2,459,802	795,674	1,764,313	1,456,523	(866,920)	6,080,245	224,573	1,193,820
Surrenders (note 6)	(20,111)	(15,826)	(41,449)	(133,917)	(419,799)	(166,140)	(264,087)	(382,028)
Death Benefits (note 4)	(38,952)	-	(2,543)	(3)	(40,098)	(27,305)	(2,250)	(375)
Net policy repayments (loans) (note 5)	(1,133)	(753)	9,734	(30,170)	(87,947)	(135,780)	(31,844)	(16,042)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,502)	(34,942)	(134,884)	(62,767)	(353,394)	(196,712)	(149,289)	(125,583)
Asset charges (note 3):
FPVUL & VEL contracts	(2,318)	(1,347)	(6,614)	(3,698)	(12,526)	(6,140)	(10,152)	(8,680)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	(12)	(9)	(14)	12	324	(39)	22

Net equity transactions	2,757,471	1,074,065	2,283,418	1,643,841	204,164	7,222,594	308,161	1,046,974

Net change in contract owners’ equity	2,985,877	1,324,441	3,822,257	1,566,881	704,497	11,505,707	328,230	5,366,837
Contract owners’ equity beginning of period	1,876,397	551,956	4,179,060	2,612,179	16,320,668	4,814,961	14,938,000	9,571,163

Contract owners’ equity end of period	$4,862,274	1,876,397	8,001,317	4,179,060	17,025,165	16,320,668	15,266,230	14,938,000

CHANGES IN UNITS:
Beginning units	142,575	54,403	263,504	166,858	800,093	368,902	850,849	782,606
Units purchased	210,294	99,323	139,371	126,747	150,797	495,282	136,424	119,557
Units redeemed	(9,371)	(11,147)	(15,275)	(30,077)	(139,233)	(36,699)	(119,996)	(51,674)

Ending units	343,498	142,575	387,600	263,504	811,657	800,093	867,277	850,849

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SVOF		WFVSCG		OVGS3		FTVDM3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(16,728)	(1,812)	(9,341)	(11,343)	-	242,423	-	87,415
Realized gain (loss) on investments	1,171,379	582,387	331,507	921,804	6,146,666	96,421	(178,966)	84,348
Change in unrealized gain (loss) on investments	(168,935)	1,857,479	(1,095,771)	1,762,039	(6,116,637)	3,957,292	71,446	(271,902)
Reinvested capital gains	-	-	582,586	301,406	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	985,716	2,438,054	(191,019)	2,973,906	30,029	4,296,136	(107,520)	(100,139)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	242	53,001	405,791	453,669	508,370	1,610,215	66,349	192,570
Transfers between funds	(1,272,711)	43,808	(576,049)	(3,450,914)	(19,643,906)	1,051,472	(3,664,829)	89,239
Surrenders (note 6)	(224,383)	(665,930)	(278,690)	(402,545)	(539,824)	(1,583,344)	(63,055)	(326,656)
Death Benefits (note 4)	(102,944)	-	(23,380)	(26,056)	(25,068)	(69,798)	(6,826)	(26,098)
Net policy repayments (loans) (note 5)	-	-	(21,407)	(103,059)	(85,734)	(62,134)	(26,931)	(26,764)
Deductions for surrender charges (note 2d)	-	-	(151)	(1,088)	(891)	(10,461)	(98)	(5,868)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(111,179)	(108,867)	(138,708)	(155,552)	(241,619)	(701,101)	(44,799)	(155,674)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(6,628)	(6,642)	(22,388)	(63,101)	(3,728)	(12,898)
MSP contracts	-	-	(27)	(7)	(1,933)	(4,056)	(263)	(794)
SL contracts or LSFP contracts	-	-	(1,110)	(1,077)	(2,849)	(8,171)	(665)	(2,307)
Adjustments to maintain reserves	(12)	(132)	(27)	718	497	(112)	(1)	8

Net equity transactions	(1,710,987)	(678,120)	(640,386)	(3,692,553)	(20,055,345)	159,409	(3,744,846)	(275,242)

Net change in contract owners’ equity	(725,271)	1,759,934	(831,405)	(718,647)	(20,025,316)	4,455,545	(3,852,366)	(375,381)
Contract owners’ equity beginning of period	9,949,773	8,189,839	7,209,362	7,928,009	20,025,316	15,569,771	3,852,366	4,227,747

Contract owners’ equity end of period	$9,224,502	9,949,773	6,377,957	7,209,362	-	20,025,316	-	3,852,366

CHANGES IN UNITS:
Beginning units	451,113	483,311	431,204	712,536	967,069	957,445	201,488	218,972
Units purchased	398	41,125	50,266	42,128	22,603	138,713	4,474	22,767
Units redeemed	(71,817)	(73,427)	(91,685)	(323,501)	(989,672)	(129,089)	(205,962)	(40,251)

Ending units	379,694	451,113	389,785	431,204	-	967,069	-	201,488

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF3		FTVGI3		CVSSE		HIBF3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	159,967	-	568,963	205	(305)	243,100	695,602
Realized gain (loss) on investments	1,775,372	128,513	(33,906)	190,435	13,924	32,402	128,895	113,059
Change in unrealized gain (loss) on investments	(1,643,703)	1,089,829	134,201	(733,691)	(41,847)	20,898	(21,354)	(90,685)
Reinvested capital gains	-	-	-	148,341	25,252	16,693	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	131,669	1,378,309	100,295	174,048	(2,466)	69,688	350,641	717,976

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	86,421	267,462	75,421	385,136	-	253	149,058	541,309
Transfers between funds	(7,161,819)	1,035,308	(10,989,799)	(227,194)	(284,825)	(19,199)	(10,809,650)	(379,053)
Surrenders (note 6)	(188,743)	(513,558)	(184,499)	(979,530)	-	(7,091)	(296,168)	(568,838)
Death Benefits (note 4)	(6,601)	(180,898)	(2,971)	(80,973)	-	-	(23,683)	(69,642)
Net policy repayments (loans) (note 5)	11,449	16,238	22,772	(122,118)	-	-	68,193	(17,264)
Deductions for surrender charges (note 2d)	(516)	(6,734)	(167)	(3,264)	-	-	(429)	(7,206)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(68,450)	(200,254)	(104,739)	(363,501)	(780)	(2,124)	(141,235)	(438,307)
Asset charges (note 3):
FPVUL & VEL contracts	(6,777)	(18,674)	(8,801)	(29,470)	-	-	(10,657)	(32,936)
MSP contracts	(92)	(266)	(272)	(959)	-	-	(267)	(468)
SL contracts or LSFP contracts	(1,151)	(3,404)	(1,286)	(4,579)	-	-	(2,107)	(6,451)
Adjustments to maintain reserves	(95)	8	5	(6)	7	(34)	12	(17)

Net equity transactions	(7,336,374)	395,228	(11,194,336)	(1,426,458)	(285,598)	(28,195)	(11,066,933)	(978,873)

Net change in contract owners’ equity	(7,204,705)	1,773,537	(11,094,041)	(1,252,410)	(288,064)	41,493	(10,716,292)	(260,897)
Contract owners’ equity beginning of period	7,204,705	5,431,168	11,094,041	12,346,451	288,064	246,571	10,716,292	10,977,189

Contract owners’ equity end of period	$-	7,204,705	-	11,094,041	-	288,064	-	10,716,292

CHANGES IN UNITS:
Beginning units	395,070	366,253	535,931	606,188	11,383	12,766	588,722	644,890
Units purchased	5,003	82,357	3,886	19,511	1,258	1,001	10,343	69,446
Units redeemed	(400,073)	(53,540)	(539,817)	(89,768)	(12,641)	(2,383)	(599,065)	(125,614)

Ending units	-	395,070	-	535,931	-	11,383	-	588,722

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM3		GIG3		GVIX6		NVMIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$38,274	103,268	86,236	19,593	26,047	42,414	194,083	203,534
Realized gain (loss) on investments	143,427	644,378	820,978	247,716	258,867	18,449	5,975,888	547,969
Change in unrealized gain (loss) on investments	(469,408)	(753,364)	(829,620)	353,652	(261,062)	208,279	(5,991,197)	2,417,328
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(287,707)	(5,718)	77,594	620,961	23,852	269,142	178,774	3,168,831

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	176,345	610,799	43,348	178,901	24,173	119,659	250,196	822,569
Transfers between funds	(8,504,376)	(255,428)	(4,227,349)	356,784	(1,757,795)	400,365	(17,120,971)	(154,969)
Surrenders (note 6)	(109,584)	(584,469)	(130,298)	(300,797)	(1,973)	(33,035)	(363,368)	(1,374,241)
Death Benefits (note 4)	(15,161)	(8,931)	(9,858)	(32,989)	-	-	(32,750)	(51,952)
Net policy repayments (loans) (note 5)	29,637	32,935	4,368	2,021	468	8,956	(62,219)	47,494
Deductions for surrender charges (note 2d)	(330)	(10,334)	(13)	(2,108)	-	(4,140)	(142)	(4,248)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(102,112)	(370,262)	(36,950)	(120,620)	(9,335)	(28,227)	(239,683)	(758,820)
Asset charges (note 3):
FPVUL & VEL contracts	(7,945)	(27,706)	(3,638)	(11,529)	(818)	(1,922)	(18,976)	(58,948)
MSP contracts	(2,047)	(6,527)	(260)	(863)	(16)	(57)	(793)	(2,322)
SL contracts or LSFP contracts	(1,214)	(4,480)	(535)	(1,315)	(633)	(1,741)	(1,762)	(5,207)
Adjustments to maintain reserves	278	(2)	1	1	4	1	3	(8)

Net equity transactions	(8,536,509)	(624,405)	(4,361,184)	67,486	(1,745,925)	459,859	(17,590,465)	(1,540,652)

Net change in contract owners’ equity	(8,824,216)	(630,123)	(4,283,590)	688,447	(1,722,073)	729,001	(17,411,691)	1,628,179
Contract owners’ equity beginning of period	8,824,216	9,454,339	4,283,590	3,595,143	1,722,073	993,072	17,411,691	15,783,512

Contract owners’ equity end of period	$-	8,824,216	-	4,283,590	-	1,722,073	-	17,411,691

CHANGES IN UNITS:
Beginning units	452,954	488,948	430,241	425,415	145,428	101,703	1,431,105	1,574,138
Units purchased	12,594	34,579	4,878	60,158	2,150	49,650	23,713	93,743
Units redeemed	(465,548)	(70,572)	(435,119)	(55,332)	(147,578)	(5,925)	(1,454,818)	(236,775)

Ending units	-	452,954	-	430,241	-	145,428	-	1,431,105

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIV3		ACVVS1		OGGO
	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$128,266	118,054	(939)	(2,680)	(7,440)	(5,261)
Realized gain (loss) on investments	417,375	(419,461)	208,032	382,804	245,602	481,260
Change in unrealized gain (loss) on investments	(581,553)	1,316,337	(421,378)	17,162	(1,093,736)	601,579
Reinvested capital gains	-	-	177,380	-	1,263,769	206,668

Net increase (decrease) in contract owners’ equity resulting from operations	(35,912)	1,014,930	(36,905)	397,286	408,195	1,284,246

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	67,956	309,924	36,911	71,452	11,898	34,007
Transfers between funds	(5,511,020)	(101,592)	(1,654,580)	3,904	(4,395,552)	(88,234)
Surrenders (note 6)	(31,743)	(291,643)	-	(530,253)	(20,928)	(273,605)
Death Benefits (note 4)	(4,168)	(18,008)	(19,785)	(8,757)	-	(22,439)
Net policy repayments (loans) (note 5)	(8,032)	(9,875)	-	-	3,188	-
Deductions for surrender charges (note 2d)	(188)	(4,489)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(58,810)	(187,173)	(9,425)	(34,405)	(42,923)	(43,534)
Asset charges (note 3):
FPVUL & VEL contracts	(5,759)	(17,743)	(80)	(152)	-	-
MSP contracts	(61)	(196)	251	(73)	-	-
SL contracts or LSFP contracts	(889)	(2,680)	-	-	-	-
Adjustments to maintain reserves	(116)	17	3	(17)	(42)	(109)

Net equity transactions	(5,552,830)	(323,458)	(1,646,705)	(498,301)	(4,444,359)	(393,914)

Net change in contract owners’ equity	(5,588,742)	691,472	(1,683,610)	(101,015)	(4,036,164)	890,332
Contract owners’ equity beginning of period	5,588,742	4,897,270	1,683,610	1,784,625	4,036,164	3,145,832

Contract owners’ equity end of period	$-	5,588,742	-	1,683,610	-	4,036,164

CHANGES IN UNITS:
Beginning units	437,468	465,460	90,579	124,668	125,039	139,414
Units purchased	6,916	34,634	2,351	8,852	371	7,972
Units redeemed	(444,384)	(62,626)	(92,930)	(42,942)	(125,410)	(22,346)

Ending units	-	437,468	-	90,579	-	125,039

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS

  VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

AMERICAN CENTURY INVESTORS, INC.

  VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

  Asset Allocation Fund - Class 2 (AMVAA2)

  Bond Fund - Class 2 (AMVBD2)

  Global Small Capitalization Fund - Class 2 (AMVGS2)

  Growth Fund - Class 2 (AMVGR2)

  International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

  Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class  I (BRVHYI)

  Large Cap Core V.I. Fund - Class II (MLVLC2)

  Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT GROUP

  VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

  Value Portfolio (DAVVL)

DELAWARE GROUP

  VIP Emerging Markets Series: Service Class (DWVEMS)

  VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

  Stock Index Fund, Inc. - Initial Shares (DSIF)

  Stock Index Fund, Inc. - Service Shares (DSIFS)*

  Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

  Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

  VIP Freedom Fund 2015 Portfolio: Service Class 2 (FF15S2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

  VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

  Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

  Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

  Mid Cap Value Portfolio: Class 1 (JPMMV1)

  Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

  Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

  Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

  Balanced Portfolio: Service Shares (JABS)

  Flexible Bond Portfolio: Service Shares (JAFBS)

  Forty Portfolio: Service Shares (JACAS)

  Global Technology Portfolio: Service Shares (JAGTS)

  Overseas Portfolio: Service Shares (JAIGS)

  Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

  Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)*

  Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)

M FUNDS

  M Large Cap Value Fund (MFBOV)*

  M Capital Appreciation Fund (MFFCA)*

  M International Equity Fund (MFBIE)*

  M Large Cap Growth Fund (MFTCG)*

MASSACHUSETTS FINANCIAL SERVICES CO.

  VIT II - MFS Blended Research Core Equity Portfolio- Service Class  (MVBRES)*

  Investors Growth Stock Series - Initial Class (MIGIC)

  MFS Bond Portfolio - Service Class (MVBDS)*

  Variable Insurance Trust - MFS New Discovery Series - Intital Class  (MNDIC)

  New Discovery Series - Service Class (MNDSC)

  Research International Series - Service Class (MVRISC)

  Value Series - Initial Class (MVFIC)

  Value Series - Service Class (MVFSC)

  Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

  Core Plus Fixed Income Portfolio - Class I (MSVFI)

  Emerging Markets Debt Portfolio - Class I (MSEM)

  Emerging Markets Debt Portfolio - Class II (MSEMB)*

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  Global Real Estate Portfolio - Class II (VKVGR2)

  Mid Cap Growth Portfolio - Class II (MSVMG2)*

  Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I  (MSVMG)

  Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)

  U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

  NVIT International Index Fund Class I (NVIX)

  NVIT Bond Index Fund Class I (NVBX)

  NVIT Cardinal Managed Growth Class I (NCPG)

  NVIT Cardinal Managed Growth and Income Class I (NCPGI)*

  NVIT Investor Destinations Managed Growth Class I (IDPG)*

  NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)

  American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  American Funds NVIT Bond Fund - Class II (GVABD2)

  American Funds NVIT Global Growth Fund - Class II (GVAGG2)

  American Funds NVIT Growth Fund - Class II (GVAGR2)

  American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT International Equity Fund - Class I (GIG)

  Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

  Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

  Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

  Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

  NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

  NVIT Cardinal Balanced Fund - Class I (NVCRB1)

  NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

  NVIT Cardinal Conservative Fund - Class I (NVCCN1)

  NVIT Cardinal Moderate Fund - Class I (NVCMD1)

  NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

  NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

  NVIT Core Bond Fund - Class I (NVCBD1)

  NVIT Core Plus Bond Fund - Class I (NVLCP1)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund - Class I (CAF)

  NVIT International Index Fund - Class II (GVIX2)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)

  NVIT Mid Cap Index Fund - Class II (MCIF2)*

  NVIT Money Market Fund - Class I (SAM)

  NVIT Money Market Fund - Class V (SAM5)

  NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

  NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

  NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

  NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class I (NVSTB1)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Large Cap Growth Fund - Class I (NVOLG1)

  Templeton NVIT International Value Fund - Class III (NVTIV3)

  Invesco NVIT Comstock Value Fund - Class I (EIF)

  NVIT Real Estate Fund - Class I (NVRE1)

  Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

  Loring Ward NVIT Moderate Fund - Class P (NVLMP)

  NVIT Small Cap Index Fund Class II (NVSIX2)

  NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

  TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)*

  TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)*

  TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Growth and Income Portfolio - Class A (ALVGIA)

  VPS Growth and Income Portfolio - Class B (ALVGIB)*

  VPS International Value Portfolio - Class A (ALVIVA)

  VPS International Value Portfolio - Class B (ALVIVB)*

  VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

  VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Capital Appreciation Fund - Class I (ACVCA)

  VP Income & Growth Fund - Class I (ACVIG)

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP International Fund - Class I (ACVI)

  VP International Fund - Class III (ACVI3)*

(Continued)

NATIONWIDE VLI SEPERATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

  VP Mid Cap Value Fund - Class I (ACVMV1)

  VP Mid Cap Value Fund - Class II (ACVMV2)*

  VP Ultra(R) Fund - Class I (ACVU1)

  VP Value Fund - Class I (ACVV)

  VP Value Fund - Class II (ACVV2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  MidCap Stock Portfolio - Initial Shares (DVMCS)

  Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio - Initial Shares (DCAP)

  Appreciation Portfolio - Service Shares (DCAPS)*

  Opportunistic Small Cap Portfolio: Initial Shares (DSC)

  International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

  Small Cap Index VIP - Class A (BISCI)*

  Variable Series II - DWS Small Mid Cap Value VIP - Class B  (SVSSVB)

  Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Managed Tail Risk Fund II: Primary Shares (FVCA2P)

  Quality Bond Fund II - Primary Shares (FQB)

  Quality Bond Fund II - Service Shares (FQBS)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Contrafund(R) Portfolio - Service Class (FCS)

  VIP Energy Portfolio - Service Class 2 (FNRS2)

  VIP Equity-Income Portfolio - Service Class (FEIS)

  VIP Equity-Income Portfolio - Service Class 2 (FEI2)*

  VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

  VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

  VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

  VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

  VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

  VIP Freedom Income Fund Portfolio - Service Class (FFINS)

  VIP Growth & Income Portfolio - Service Class (FGIS)*

  VIP Growth Opportunities Portfolio - Service Class (FGOS)

  VIP Growth Portfolio - Service Class (FGS)

  VIP Growth Portfolio - Service Class 2 (FG2)*

  VIP High Income Portfolio - Service Class (FHIS)

  VIP High Income Portfolio - Service Class R (FHISR)

  VIP Index 500 Portfolio - Initial Class (FIP)

  VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

  VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

  VIP Mid Cap Portfolio - Service Class (FMCS)

  VIP Mid Cap Portfolio - Service Class 2 (FMC2)*

  VIP Overseas Portfolio - Service Class (FOS)

  VIP Overseas Portfolio - Service Class R (FOSR)

  VIP Value Strategies Portfolio - Service Class (FVSS)

  VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)

  VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

  VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

  VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class 2  (FF25S2)*

  VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)

  VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class 2  (FF40S2)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Rising Dividends Securities Fund - Class 1 (FTVRDI)

  Small Cap Value Securities Fund - Class 1 (FTVSVI)

  Small Cap Value Securities Fund - Class 2 (FTVSV2)

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

  Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

  Templeton Foreign Securities Fund - Class 1 (TIF)

  Templeton Foreign Securities Fund - Class 2 (TIF2)

  Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

  Mid Cap Value- Institutional Shares (GVMCE)

  Goldman Sachs Structured Small Cap Equity Fund (GVCSE)

  VIT Growth Opportunities Fund - Service Shares (GVGOPS)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

  Baron Growth Opportunities Fund Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

  Short Duration Bond Portfolio - I Class Shares (AMTB)

  Guardian Portfolio - I Class Shares (AMGP)

  International Portfolio - S Class Shares (AMINS)*

  Mid-Cap Growth Portfolio - I Class Shares (AMCG)

  Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I  (AMRI)

  Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

  Small-Cap Growth Portfolio - S Class Shares (AMFAS)

  Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

  Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

  Global Securities Fund/VA - Non-Service Shares (OVGS)

  Global Securities Fund/VA - Service Class (OVGSS)*

  International Growth Fund/VA - Non-Service Shares (OVIG)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  Main Street Fund(R)/VA - Non-Service Shares (OVGI)

  Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

  Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

  Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Administrative Class (PMVAAA)

  CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

  Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

  Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

  Low Duration Portfolio - Administrative Class (PMVLDA)

  Real Return Portfolio - Administrative Class (PMVRRA)

  Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

  Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)

  Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)

  Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)*

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

  VT Growth & Income Fund: Class IB (PVGIB)

  VT International Equity Fund: Class IB (PVTIGB)

  VT Small Cap Value Fund: Class IB (PVTSCB)

  VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

  VI American Franchise Fund - Series II Shares (ACEG2)*

  VI Growth and Income Fund - Series I Shares (ACGI)

  VI Growth and Income Fund - Series II Shares (VKLGI2)*

  VI American Value Fund: Series I Shares (MSVMV)*

  VI American Franchise Fund - Series I Shares (ACEG)

  VI Value Opportunities Fund - Series I Shares (AVBVI)

  VI High Yield Fund - Series I Shares (AVHY1)

  VI International Growth Fund - Series I Shares (AVIE)

  VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

  VI Small Cap Equity Fund - Series I Shares (AVSCE)*

ROYCE CAPITAL FUNDS

  Micro-Cap Portfolio - Investment Class (ROCMC)

  Small-Cap Portfolio - Investment Class (ROCSC)*

GUGGENHEIM INVESTMENTS

  Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

  Blue Chip Growth Portfolio - II (TRBCG2)*

  Equity Income Portfolio - II (TREI2)

  Health Sciences Portfolio - II (TRHS2)

  Limited-Term Bond Portfolio (TRLT1)

  Limited-Term Bond Portfolio - II (TRLT2)*

  Mid-Cap Growth Portfolio - II (TRMCG2)

  New America Growth Portfolio (TRNAG1)

  Personal Strategy Balanced Portfolio (TRPSB1)

  Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

  VIP Trust Emerging Markets Fund - Initial Class (VWEM)

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

  Variable Insurance Fund - Balanced Portfolio (VVB)

  Variable Insurance Fund - Diversified Value Portfolio (VVDV)

  Variable Insurance Fund - International Portfolio (VVI)

  Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

  Variable Insurance Fund - REIT Index Portfolio (VVREI)

  Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

  Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

  Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

  Variable Insurance Portfolios - Growth (WRGP)

  Variable Insurance Portfolios - High Income (WRHIP)

  Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

  Variable Insurance Portfolios - Real Estate Securities (WRRESP)

  Variable Insurance Portfolios - Science and Technology (WRSTP)

WELLS FARGO FUNDS

  Advantage VT Discovery Fund (SVDF)

  Advantage VT Opportunity Fund - Class 2 (SVOF)

  Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 4.0% to a maximum of 8.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% from each premium payment received.

For Future Executive Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

For the periods ended December 31, 2014 and 2013, total front-end sales charge deductions were $12,292,497 and $ 13,396,183, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For The Best of America® Next Generation, ChoiceLifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge (for ProtectionSM flexible premium contracts this is known as the “monthly expense charge”) of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, there is an additional administrative (per specified amount) charge assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

For The Best of America® ChoiceLifeSM Survivorship II, Next GenerationSM Survivorship Life, The Best of America® Protection Survivorship Life and The Best of America® ChoiceLifeSM Protection contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single preimum contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this monthly charge $5 per policy in all policy years (guaranteed not to exceed $10 per policy). We also deduct a per $1,000 of specified amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total specified amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of specified amount that will not exceed $0.40 per $1,000 of specified amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of specified amount. For Next Generation Corporate Owned Flexible Premium Variable Universal Life and Future Executive Corporate Flexible Premium Variable Universal Life the Company deducts a per $1,000 of specified amount charge that will not exceed $0.40 per $1,000 of specified amount.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts (such as Variable Executive Life), the charge is 100% of the initial surrender charge in the first year, and declines a specified amount in subsequent years to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

For the Corporate Series, contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2014 and 2013, total transfers into the Account from the fixed account were $50,889,251 and $42,629,669, respectively, and total transfers from the Account to the fixed account were $72,081,458 and $80,557,562, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$4,739,479,698	$ -	$ -	$4,739,479,698

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$25,877	$162,980
VP Inflation Protection Fund - Class I (ACVIP1)	540,772	88,144
Asset Allocation Fund - Class 2 (AMVAA2)	1,136,935	1,909,010
Bond Fund - Class 2 (AMVBD2)	72,042,358	142,496
Global Small Capitalization Fund - Class 2 (AMVGS2)	983,722	957,915
Growth Fund - Class 2 (AMVGR2)	4,072,449	3,530,004
International Fund - Class 2 (AMVI2)	2,222,357	853,331
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	508,924	368
Large Cap Core V.I. Fund - Class II (MLVLC2)	849,894	664,673
Global Allocation V.I. Fund - Class II (MLVGA2)	2,591,406	1,112,667
VP S&P 500 Index Portfolio (CVSPIP)	633,490	158,104
Value Portfolio (DAVVL)	1,156,524	499,527
VIP Emerging Markets Series: Service Class (DWVEMS)	930,057	98,844
VIP Small Cap Value Series: Service Class (DWVSVS)	7,692,174	3,388,896
Stock Index Fund, Inc. - Initial Shares (DSIF)	74,625,751	42,977,192
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	1,336,865	1,058,925
Floating-Rate Income Fund (ETVFR)	47,920,307	4,874,656
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	14,256,810	1,858,105
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	29,492	34,474
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	1,209,994	929,909
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	409,421	1,269
Mid Cap Growth Portfolio- Class 1 (obsolete) (OGGO)	1,949,519	5,140,473
Mid Cap Value Portfolio: Class 1 (JPMMV1)	4,822,875	1,413,044
Balanced Portfolio: Service Shares (JABS)	6,401,460	2,675,424
Flexible Bond Portfolio: Service Shares (JAFBS)	5,535,321	1,095,057
Forty Portfolio: Service Shares (JACAS)	18,058,388	9,936,816
Global Technology Portfolio: Service Shares (JAGTS)	2,647,753	2,239,571
Overseas Portfolio: Service Shares (JAIGS)	5,974,134	8,319,294
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	1,308,416	1,196,097
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	9,770,236	4,419,813
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	224,551	718,774
Investors Growth Stock Series - Initial Class (MIGIC)	362,975	812,405
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	293,699	377,450
New Discovery Series - Service Class (MNDSC)	863,494	1,537,481
Research International Series - Service Class (MVRISC)	432,937	1,826,238
Value Series - Initial Class (MVFIC)	1,191,708	2,340,223
Value Series - Service Class (MVFSC)	6,864,759	9,998,023
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	13,638,047	9,485,516
Core Plus Fixed Income Portfolio - Class I (MSVFI)	402,690	529,051
Emerging Markets Debt Portfolio - Class I (MSEM)	3,916,304	2,547,917

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

Global Real Estate Portfolio - Class II (VKVGR2)	$2,448,755	$1,045,498
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	4,732,466	3,347,321
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)	447,814	721,266
U.S. Real Estate Portfolio - Class I (MSVRE)	3,362,314	4,436,453
NVIT International Index Fund Class I (NVIX)	13,709,382	1,085,653
NVIT Bond Index Fund Class I (NVBX)	58,713,953	129,716
NVIT Cardinal Managed Growth Class I (NCPG)	45,427	815
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	15	9
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	6,146,719	4,686,523
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,688,998	1,554,782
American Funds NVIT Bond Fund - Class II (GVABD2)	220,154	255,366
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,349,357	1,643,343
American Funds NVIT Growth Fund - Class II (GVAGR2)	652,313	1,821,967
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	218,276	332,322
Federated NVIT High Income Bond Fund - Class I (HIBF)	17,917,062	13,177,586
NVIT Emerging Markets Fund - Class I (GEM)	10,621,904	5,028,469
NVIT International Equity Fund - Class I (GIG)	10,445,757	7,035,539
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	10,101	21,200
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	3,088,066	1,777,244
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	501,487	1,155,404
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,768,428	1,040,072
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	11,487,617	3,511,233
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,388,894	2,036,302
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	3,500,517	2,448,500
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,825,075	620,119
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	1,544,523	1,248,913
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1,763,296	1,016,181
NVIT Core Bond Fund - Class I (NVCBD1)	476,513	358,126
NVIT Core Plus Bond Fund - Class I (NVLCP1)	2,575,541	1,133,533
NVIT Nationwide Fund - Class I (TRF)	9,178,339	3,742,803
NVIT Government Bond Fund - Class I (GBF)	9,736,910	36,068,907
American Century NVIT Growth Fund - Class I (CAF)	378,269	1,704,377
NVIT International Index Fund - Class II (GVIX2)	4,652,560	11,243,598
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,737,867	6,824,335
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	567,521	386,415
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	445,619	87,251
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	3,015,033	2,748,528
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,324,483	8,430,814
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	11,887,662	7,614,628
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	1,934,178	2,168,644
NVIT Mid Cap Index Fund - Class I (MCIF)	12,835,983	10,192,020
NVIT Money Market Fund - Class I (SAM)	17,947,299	26,490,789
NVIT Money Market Fund - Class V (SAM5)	126,835,198	179,723,448
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	18,343,611	883,769
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	5,720,920	423,026
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,450,976	1,654,138
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,650,791	1,204,209
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	5,223,058	4,346,767
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	876,542	58,488
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	5,128,284	1,765,852
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,314,959	1,947,673
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	6,827,305	8,963,113
NVIT Multi-Manager Small Company Fund - Class I (SCF)	11,705,322	13,515,038
NVIT Multi-Sector Bond Fund - Class I (MSBF)	2,242,504	2,453,764
NVIT Short Term Bond Fund - Class I (NVSTB1)	2,893,643	13,206,689
NVIT Short Term Bond Fund - Class II (NVSTB2)	352,474	322,452
NVIT Large Cap Growth Fund - Class I (NVOLG1)	15,820,631	14,585,214
Templeton NVIT International Value Fund - Class III (NVTIV3)	161,249	144,607
Invesco NVIT Comstock Value Fund - Class I (EIF)	1,238,305	1,491,028
NVIT Real Estate Fund - Class I (NVRE1)	13,116,408	3,759,850
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	33,625	9,031
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	2,245	33
NVIT Small Cap Index Fund Class II (NVSIX2)	259,669	76,311
NVIT S&P 500 Index Fund Class I (GVEX1)	1,463,481	431,309
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	2,771	6,111
VPS Growth and Income Portfolio - Class A (ALVGIA)	10,040,113	3,121,817
VPS International Value Portfolio - Class A (ALVIVA)	1,180,934	3,411,208
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	9,097,898	3,230,366
VP Capital Appreciation Fund - Class I (ACVCA)	1,696,786	239,906
VP Income & Growth Fund - Class I (ACVIG)	2,624,484	2,455,647
VP Inflation Protection Fund - Class II (ACVIP2)	2,716,946	3,740,501
VP International Fund - Class I (ACVI)	367,223	2,153,303
VP Mid Cap Value Fund - Class I (ACVMV1)	4,186,449	2,936,669
VP Ultra(R) Fund - Class I (ACVU1)	265,268	209,862
VP Value Fund - Class I (ACVV)	10,855,006	7,720,044
MidCap Stock Portfolio - Initial Shares (DVMCS)	1,734,706	236,326
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	26,742,322	13,486,207
Appreciation Portfolio - Initial Shares (DCAP)	3,350,447	12,090,954
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	144,061	462,052
International Value Portfolio - Initial Shares (DVIV)	1,268,070	6,584,980
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)	316,954	1,376,831
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)	15,248	19,723
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	239,175	76,611
Quality Bond Fund II - Primary Shares (FQB)	4,813,202	5,169,289
VIP Contrafund(R) Portfolio - Service Class (FCS)	8,082,234	20,370,246
VIP Energy Portfolio - Service Class 2 (FNRS2)	2,523,627	2,703,675
VIP Equity-Income Portfolio - Service Class (FEIS)	6,109,103	15,282,869

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	$147,678	$168,328
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	7,440,199	4,033,224
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	2,834,405	1,011,458
VIP Freedom Income Fund Portfolio - Service Class (FFINS)	125,434	829,088
VIP Growth Opportunities Portfolio - Service Class (FGOS)	775,723	226,529
VIP Growth Portfolio - Service Class (FGS)	7,652,859	7,402,352
VIP High Income Portfolio - Service Class (FHIS)	1,653,437	2,098,525
VIP High Income Portfolio - Service Class R (FHISR)	580,193	512,431
VIP Index 500 Portfolio - Initial Class (FIP)	4,043,014	6,001,428
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	120,031,720	4,437,572
VIP Mid Cap Portfolio - Service Class (FMCS)	7,324,134	8,247,440
VIP Overseas Portfolio - Service Class (FOS)	941,038	1,975,824
VIP Overseas Portfolio - Service Class R (FOSR)	1,126,366	1,547,211
VIP Value Strategies Portfolio - Service Class (FVSS)	786,058	685,477
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)	64,813	2,869
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	5,714,543	4,083,123
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	5,020,342	2,142,504
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)	2,280,530	1,617,390
Franklin Income Securities Fund - Class 2 (FTVIS2)	3,236,042	2,936,541
Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,521,131	3,773,808
Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,369,081	1,287,579
Small Cap Value Securities Fund - Class 2 (FTVSV2)	4,171,987	2,285,013
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	304,901	107,361
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	3,925,863	491,650
Templeton Foreign Securities Fund - Class 1 (TIF)	35,765	161,504
Templeton Foreign Securities Fund - Class 2 (TIF2)	15,422,574	3,072,120
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	13,436,921	41,735,291
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	303,354	231,281
Mid Cap Value- Institutional Shares (GVMCE)	16,500,093	11,237,473
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)	54,985	11,026
VIT Growth Opportunities Fund - Service Shares (GVGOPS)	1,398,093	601,609
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	5,650,158	2,273,746
Baron Growth Opportunities Fund Service Class (BNCAI)	1,804,461	2,528,399
Short Duration Bond Portfolio - I Class Shares (AMTB)	862,415	631,068
Guardian Portfolio - I Class Shares (AMGP)	393,479	419,120
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,491,065	677,767
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	222,334	189,684
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)	574,782	1,023,483
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	596,122	1,857,327
Socially Responsive Portfolio - I Class Shares (AMSRS)	68,333	791,052
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	2,061,602	5,506,993
Global Securities Fund/VA - Non-Service Shares (OVGS)	28,731,921	8,181,727
International Growth Fund/VA - Non-Service Shares (OVIG)	2,929,898	120,974
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,476,696	3,130,902
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,454,284	1,729,985
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	572,711	3,397,705
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	9,637,026	901,219
All Asset Portfolio - Administrative Class (PMVAAA)	7,652,612	5,356,132
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	109,480	62,482
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	532,260	2,185,720
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	741,183	409,652
Low Duration Portfolio - Administrative Class (PMVLDA)	20,664,464	19,024,200
Real Return Portfolio - Administrative Class (PMVRRA)	16,295,700	18,833,311
Total Return Portfolio - Administrative Class (PMVTRA)	33,724,701	295,425,549
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)	790,349	1,313,696
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	1,645,580	2,056,403
VT Growth & Income Fund: Class IB (PVGIB)	344,183	341,874
VT International Equity Fund: Class IB (PVTIGB)	255,479	195,661
VT Small Cap Value Fund: Class IB (PVTSCB)	817,739	36,183
VT Voyager Fund: Class IB (PVTVB)	258,764	738,011
VI Growth and Income Fund - Series I Shares (ACGI)	2,593,360	1,517,768
VI American Franchise Fund - Series I Shares (ACEG)	121,444	285,614
VI Value Opportunities Fund - Series I Shares (AVBVI)	107,173	121,466
VI High Yield Fund - Series I Shares (AVHY1)	9,277,086	3,814,541
VI International Growth Fund - Series I Shares (AVIE)	14,397,900	10,342,019
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	409,596	1,221,860
Micro-Cap Portfolio - Investment Class (ROCMC)	3,100,119	15,618,169
Variable Fund - Multi-Hedge Strategies (RVARS)	903,075	318,976
Equity Income Portfolio - II (TREI2)	12,181,452	13,526,708
Health Sciences Portfolio - II (TRHS2)	11,386,916	5,539,909
Limited-Term Bond Portfolio (TRLT1)	7,367,482	4,732,161
Mid-Cap Growth Portfolio - II (TRMCG2)	10,140,150	6,252,174
New America Growth Portfolio (TRNAG1)	16,319,237	13,819,156
Personal Strategy Balanced Portfolio (TRPSB1)	3,686,439	3,263,219
Blue Chip Growth Portfolio (TRBCGP)	21,917,684	3,921,961
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	3,067,406	1,966,118
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	11,271,012	15,541,223
Variable Insurance Fund - Balanced Portfolio (VVB)	1,608,367	760,505
Variable Insurance Fund - Diversified Value Portfolio (VVDV)	1,585,273	2,298,085
Variable Insurance Fund - International Portfolio (VVI)	208,916	965,407
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	1,386,042	2,230,513
Variable Insurance Fund - REIT Index Portfolio (VVREI)	2,782,526	1,632,707
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	1,331,630	967,677
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)	958,035	837,226
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	8,826,243	1,331,411
Variable Insurance Portfolios - Asset Strategy (WRASP)	5,181,432	3,347,421
Variable Insurance Portfolios - Growth (WRGP)	1,978,306	1,691,469

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Variable Insurance Portfolios - High Income (WRHIP)	$42,118,765	$18,518,943
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	3,753,823	857,116
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	4,945,945	2,294,768
Variable Insurance Portfolios - Science and Technology (WRSTP)	9,112,441	7,442,739
Advantage VT Discovery Fund (SVDF)	4,425,494	2,214,391
Advantage VT Opportunity Fund - Class 2 (SVOF)	2,357,053	4,090,676
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	1,516,964	1,584,057
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	362,428	20,418,238
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)	218,481	3,963,322
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)	354,730	7,691,007
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)	196,641	11,390,980
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)	62,600	323,407
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	675,120	11,498,963
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)	430,557	8,929,074
NVIT International Equity Fund - Class III (obsolete) (GIG3)	145,521	4,420,472
NVIT International Index Fund - Class VI (obsolete) (GVIX6)	788,811	2,508,694
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)	249,228	17,645,615
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)	167,627	5,592,075
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)	229,445	1,701,424

Total	$1,484,950,551	$1,415,580,202

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2014	0.00%	3,808	$12.028742	$45,805	0.26%	4.45%
2013	0.00%	15,430	11.516261	177,696	0.77%	12.31%
2012	0.00%	7	10.254428	72	0.15%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2014	0.00%	4,705	9.934368	46,741	1.51%	3.58%
2014	0.20%	10,211	9.484521	96,846	1.51%	3.37%
2014	0.25%	74,535	9.474252	706,163	1.51%	3.32%
2013	0.20%	227	9.175171	2,083	1.16%	-8.40%
2013	0.25%	43,726	9.169830	400,960	1.16%	-8.44%
Asset Allocation Fund - Class 2 (AMVAA2)
2014	0.00%	55,339	14.600092	807,954	1.29%	5.40%
2014	0.20%	29,493	14.389619	424,393	1.29%	5.19%
2014	0.25%	134,668	14.337468	1,930,798	1.29%	5.13%
2013	0.00%	36,402	13.852640	504,264	1.50%	23.69%
2013	0.20%	32,471	13.680273	444,212	1.50%	23.44%
2013	0.25%	224,248	13.637510	3,058,184	1.50%	23.38%
2012	0.00%	31,141	11.199540	348,765	2.21%	16.19%
2012	0.20%	35,875	11.082315	397,578	2.21%	15.96%
2012	0.25%	183,194	11.053188	2,024,878	2.21%	15.90%
2011	0.00%	28,278	9.638937	272,570	1.73%	1.30%
2011	0.20%	22,659	9.557165	216,556	1.73%	1.09%
2011	0.25%	86,825	9.536838	828,036	1.73%	1.04%
2010	0.00%	42,950	9.515611	408,695	2.01%	12.51%
2010	0.20%	23,921	9.453733	226,143	2.01%	12.28%
2010	0.25%	80,409	9.438323	758,926	2.01%	12.22%
Bond Fund - Class 2 (AMVBD2)
2014	0.00%	3,193	12.577937	40,161	6.95%	5.28%
2014	0.10%	5,682,378	12.486989	70,955,792	6.95%	5.17%
2014	0.20%	874	12.396639	10,835	6.95%	5.07%
2014	0.25%	357	12.351744	4,410	6.95%	5.02%
2013	0.00%	3,878	11.947372	46,332	1.11%	-2.16%
2013	0.20%	2,045	11.798735	24,128	1.11%	-2.35%
2013	0.25%	303	11.761875	3,564	1.11%	-2.40%
2012	0.00%	16,295	12.210902	198,977	1.94%	5.37%
2012	0.20%	1,631	12.083145	19,708	1.94%	5.16%
2012	0.25%	1,138	12.051410	13,715	1.94%	5.11%
2011	0.00%	17,168	11.588210	198,946	2.23%	6.10%
2011	0.20%	10,103	11.489974	116,083	2.23%	5.89%
2011	0.25%	25,540	11.465538	292,830	2.23%	5.84%
2010	0.00%	3,571	10.921671	39,001	3.24%	6.44%
2010	0.20%	68,366	10.850693	741,818	3.24%	6.23%
2010	0.25%	34,481	10.833025	373,534	3.24%	6.18%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Small Capitalization Fund - Class 2 (AMVGS2)
2014	0.00%	12,416	$12.478765	$154,936	0.12%	2.12%
2014	0.20%	97,984	12.306283	1,205,819	0.12%	1.92%
2014	0.25%	93,809	12.263569	1,150,433	0.12%	1.87%
2013	0.00%	7,266	12.219338	88,786	0.98%	28.28%
2013	0.20%	108,515	12.074571	1,310,272	0.98%	28.02%
2013	0.25%	86,391	12.038671	1,040,033	0.98%	27.96%
2012	0.00%	18,949	9.525679	180,502	1.28%	18.18%
2012	0.20%	87,959	9.431647	829,598	1.28%	17.94%
2012	0.25%	69,398	9.408304	652,917	1.28%	17.88%
2011	0.00%	24,198	8.060463	195,047	1.26%	-19.14%
2011	0.20%	109,819	7.996904	878,212	1.26%	-19.31%
2011	0.25%	38,781	7.981109	309,515	1.26%	-19.35%
2010	0.00%	278	9.968859	2,771	1.76%	22.41%
2010	0.20%	103,759	9.910046	1,028,256	1.76%	22.17%
2010	0.25%	19,429	9.895414	192,258	1.76%	22.11%
Growth Fund - Class 2 (AMVGR2)
2014	0.00%	1,594	14.851108	23,673	0.80%	8.51%
2014	0.20%	761,924	14.644767	11,158,199	0.80%	8.29%
2014	0.25%	934,897	14.593599	13,643,512	0.80%	8.24%
2013	0.00%	778	13.686517	10,648	0.96%	30.10%
2013	0.20%	823,588	13.523376	11,137,690	0.96%	29.84%
2013	0.25%	928,036	13.482872	12,512,591	0.96%	29.78%
2012	0.20%	875,328	10.415272	9,116,779	0.83%	17.65%
2012	0.25%	848,137	10.389269	8,811,523	0.83%	17.60%
2011	0.20%	646,898	8.852415	5,726,610	0.80%	-4.47%
2011	0.25%	917,949	8.834746	8,109,846	0.80%	-4.52%
2010	0.20%	200,497	9.266406	1,857,887	0.78%	18.44%
2010	0.25%	28,764	9.252533	266,140	0.78%	18.38%
International Fund - Class 2 (AMVI2)
2014	0.00%	12,421	10.962883	136,170	1.59%	-2.65%
2014	0.20%	39,874	10.882753	433,939	1.59%	-2.85%
2014	0.25%	378,202	10.862833	4,108,345	1.59%	-2.90%
2013	0.00%	8,219	11.261623	92,559	1.63%	21.63%
2013	0.20%	40,692	11.201722	455,820	1.63%	21.39%
2013	0.25%	263,800	11.186800	2,951,078	1.63%	21.33%
2012	0.00%	7,229	9.258582	66,930	2.11%	17.91%
2012	0.20%	23,263	9.227767	214,666	2.11%	17.67%
2012	0.25%	179,592	9.220070	1,655,851	2.11%	17.61%
2011	0.00%	5,126	7.852467	40,252	2.58%	-21.48%	5/2/2011
2011	0.25%	20,132	7.839419	157,823	2.58%	-21.61%	5/2/2011
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)
2014	0.25%	51,392	9.720295	499,545	1.36%	-2.80%	8/29/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Large Cap Core V.I. Fund - Class II (MLVLC2)
2014	0.00%	10,769	$20.175665	$217,272	0.79%	12.19%
2014	0.10%	45,593	19.981620	911,022	0.79%	12.08%
2014	0.20%	7,577	19.789357	149,944	0.79%	11.97%
2014	0.25%	81,631	19.694031	1,607,643	0.79%	11.91%
2013	0.00%	8,585	17.983312	154,387	0.97%	33.32%
2013	0.10%	42,555	17.828165	758,678	0.97%	33.19%
2013	0.20%	10,338	17.674292	182,717	0.97%	33.05%
2013	0.25%	93,225	17.597950	1,640,569	0.97%	32.99%
2012	0.00%	4,756	13.488801	64,153	1.38%	12.59%
2012	0.10%	35,076	13.385802	469,520	1.38%	12.47%
2012	0.20%	11,657	13.283534	154,846	1.38%	12.36%
2012	0.25%	131,505	13.232769	1,740,175	1.38%	12.30%
2011	0.00%	7,595	11.980842	90,994	0.97%	2.20%
2011	0.10%	39,420	11.901270	469,148	0.97%	2.10%
2011	0.20%	11,014	11.822193	130,210	0.97%	2.00%
2011	0.25%	112,361	11.782911	1,323,940	0.97%	1.95%
2010	0.00%	5,769	11.722431	67,627	1.03%	8.98%
2010	0.10%	12,100	11.656201	141,040	1.03%	8.87%
2010	0.20%	8,336	11.590313	96,617	1.03%	8.77%
2010	0.25%	139,601	11.557561	1,613,447	1.03%	8.71%
Global Allocation V.I. Fund - Class II (MLVGA2)
2014	0.00%	665,128	16.596941	11,039,090	2.12%	1.97%
2013	0.00%	640,899	16.276845	10,431,814	1.07%	14.55%
2012	0.00%	680,130	14.209224	9,664,120	1.57%	10.14%
2011	0.00%	642,091	12.900807	8,283,492	2.42%	-3.63%
2010	0.00%	461,464	13.386468	6,177,373	1.39%	9.88%
VP S&P 500 Index Portfolio (CVSPIP)
2014	0.10%	40,910	11.046998	451,933	3.55%	10.47%	4/30/2014
Value Portfolio (DAVVL)
2014	0.00%	119,812	13.269646	1,589,863	0.94%	6.06%
2014	0.20%	3,305	13.078326	43,224	0.94%	5.85%
2014	0.25%	96,351	13.030858	1,255,536	0.94%	5.79%
2013	0.00%	135,251	12.511572	1,692,203	0.81%	33.43%
2013	0.20%	2,401	12.355876	29,666	0.81%	33.16%
2013	0.25%	76,554	12.317182	942,930	0.81%	33.09%
2012	0.00%	153,730	9.377109	1,441,543	1.78%	13.08%
2012	0.20%	5,953	9.278932	55,237	1.78%	12.85%
2012	0.25%	138,899	9.254504	1,285,441	1.78%	12.80%
2011	0.00%	125,820	8.292464	1,043,358	0.86%	-4.17%
2011	0.20%	5,480	8.222110	45,057	0.86%	-4.37%
2011	0.25%	144,786	8.204572	1,187,907	0.86%	-4.41%
2010	0.00%	99,340	8.653758	859,664	1.39%	12.76%
2010	0.20%	560	8.597487	4,815	1.39%	12.54%
2010	0.25%	184,331	8.583442	1,582,194	1.39%	12.48%
VIP Emerging Markets Series: Service Class (DWVEMS)
2014	0.00%	131	10.464258	1,371	0.38%	-8.26%
2014	0.20%	21,740	10.408589	226,283	0.38%	-8.45%
2014	0.25%	88,634	10.394723	921,326	0.38%	-8.49%
2013	0.00%	131	11.406806	1,494	0.19%	9.86%
2013	0.20%	71	11.368864	807	0.19%	9.64%
2013	0.25%	36,847	11.359401	418,560	0.19%	9.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.00%	29,347	$14.400158	$422,601	0.29%	5.62%
2014	0.20%	233,632	14.294974	3,339,763	0.29%	5.41%
2014	0.25%	772,626	14.268792	11,024,440	0.29%	5.35%
2013	0.00%	17,024	13.634102	232,107	0.55%	33.17%
2013	0.20%	233,538	13.561620	3,167,154	0.55%	32.90%
2013	0.25%	553,542	13.543555	7,496,927	0.55%	32.84%
2012	0.00%	980	10.238165	10,033	0.21%	13.63%
2012	0.20%	125,975	10.204105	1,285,462	0.21%	13.41%
2012	0.25%	264,717	10.195601	2,698,949	0.21%	13.35%
2011	0.25%	2,125	8.994847	19,114	0.00%	-10.05%	5/2/2011
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.00%	5,681,066	27.837249	158,145,249	1.78%	13.42%
2014	0.10%	408,608	20.268047	8,281,686	1.78%	13.31%
2014	0.20%	3,213,541	19.388148	62,304,609	1.78%	13.20%
2014	0.25%	10,400,035	19.252062	200,222,119	1.78%	13.14%
2013	0.00%	5,821,538	24.542634	142,875,876	1.87%	32.03%
2013	0.10%	441,577	17.887136	7,898,548	1.87%	31.90%
2013	0.20%	2,738,712	17.127707	46,907,857	1.87%	31.76%
2013	0.25%	9,493,931	17.015995	161,548,682	1.87%	31.70%
2012	0.00%	5,953,531	18.589099	110,670,777	2.05%	15.74%
2012	0.10%	503,752	13.561635	6,831,701	2.05%	15.62%
2012	0.20%	2,648,356	12.998834	34,425,540	2.05%	15.51%
2012	0.25%	9,566,276	12.920511	123,601,174	2.05%	15.45%
2011	0.00%	6,328,796	16.061424	101,649,476	1.82%	1.88%
2011	0.10%	616,800	11.729321	7,234,645	1.82%	1.78%
2011	0.20%	2,636,742	11.253834	29,673,457	1.82%	1.67%
2011	0.25%	10,468,947	11.191630	117,164,581	1.82%	1.62%
2010	0.00%	6,808,183	15.765432	107,333,946	1.82%	14.84%
2010	0.10%	594,473	11.524660	6,851,099	1.82%	14.72%
2010	0.20%	2,162,487	11.068506	23,935,500	1.82%	14.61%
2010	0.25%	12,044,265	11.012818	132,641,298	1.82%	14.55%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.00%	522,401	23.315565	12,180,074	1.04%	13.45%
2014	0.10%	39,951	16.732429	668,477	1.04%	13.34%
2014	0.25%	17,238	15.051972	259,466	1.04%	13.17%
2013	0.00%	563,186	20.550928	11,573,995	1.23%	34.34%
2013	0.10%	28,589	14.763155	422,064	1.23%	34.21%
2013	0.25%	17,450	13.300400	232,092	1.23%	34.01%
2012	0.00%	605,032	15.297331	9,255,375	0.80%	11.97%
2012	0.10%	33,771	11.000110	371,485	0.80%	11.86%
2012	0.25%	18,663	9.925081	185,232	0.80%	11.69%
2011	0.00%	650,578	13.661404	8,887,809	0.89%	0.90%
2011	0.10%	42,011	9.833598	413,119	0.89%	0.80%
2011	0.25%	19,031	8.885914	169,108	0.89%	0.65%
2010	0.00%	715,374	13.539393	9,685,730	0.89%	14.82%
2010	0.10%	34,941	9.755504	340,867	0.89%	14.70%
2010	0.25%	38,070	8.828556	336,103	0.89%	14.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Floating-Rate Income Fund (ETVFR)
2014	0.00%	19,829	$11.179398	$221,676	3.22%	0.57%
2014	0.10%	4,469,010	11.138472	49,777,943	3.22%	0.47%
2014	0.20%	482,917	11.097666	5,359,252	3.22%	0.37%
2014	0.25%	1,050,845	11.077288	11,640,513	3.22%	0.32%
2013	0.00%	5,910	11.115787	65,694	3.51%	3.85%
2013	0.10%	1,958,713	11.086177	21,714,639	3.51%	3.75%
2013	0.20%	71,713	11.056627	792,904	3.51%	3.64%
2013	0.25%	266,198	11.041865	2,939,322	3.51%	3.59%
2012	0.10%	1,433,810	10.685961	15,321,638	3.38%	7.22%
2012	0.20%	3,643	10.668159	38,864	3.38%	7.11%
2012	0.25%	634	10.659243	6,758	3.38%	7.06%
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2014	0.00%	89,731	11.237397	1,008,343	4.04%	2.12%
2014	0.20%	331,848	10.087875	3,347,641	4.04%	0.88%	5/1/2014
2014	0.25%	756,586	10.084509	7,629,798	4.04%	0.85%	5/1/2014
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	0.00%	3,054	12.173521	37,178	0.03%	3.95%
2013	0.00%	3,565	11.711464	41,751	0.10%	13.57%
2012	0.00%	92	10.312479	949	0.00%	3.12%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2014	0.00%	215,582	14.547427	3,136,163	0.00%	8.04%
2014	0.10%	13,861	14.508528	201,103	0.00%	7.93%
2014	0.20%	14,778	14.469727	213,834	0.00%	7.82%
2014	0.25%	97,042	14.450385	1,402,294	0.00%	7.77%
2013	0.00%	209,470	13.465170	2,820,549	0.41%	37.01%
2013	0.10%	13,140	13.442608	176,636	0.41%	36.88%
2013	0.20%	15,404	13.420087	206,723	0.41%	36.74%
2013	0.25%	83,038	13.408843	1,113,444	0.41%	36.67%
2012	0.00%	230,709	9.827596	2,267,315	0.00%	-1.72%	4/27/2012
2012	0.10%	17,866	9.820935	175,461	0.00%	-1.79%	4/27/2012
2012	0.20%	22,241	9.814282	218,279	0.00%	-1.86%	4/27/2012
2012	0.25%	70,975	9.810958	696,333	0.00%	-1.89%	4/27/2012
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2014	0.00%	38,475	10.314426	396,848	0.00%	3.14%	5/1/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	0.00%	25,195	$29.375193	$740,108	0.71%	15.11%
2014	0.20%	174,813	28.755521	5,026,839	0.71%	14.88%
2014	0.25%	172,466	28.602620	4,932,979	0.71%	14.82%
2013	0.00%	16,249	25.519927	414,673	0.96%	32.30%
2013	0.20%	120,203	25.031580	3,008,871	0.96%	32.04%
2013	0.25%	122,145	24.910934	3,042,746	0.96%	31.97%
2012	0.00%	529	19.289344	10,204	0.28%	20.38%
2012	0.20%	88,720	18.958083	1,681,961	0.28%	20.14%
2012	0.25%	10,268	18.876134	193,820	0.28%	20.08%
2011	0.20%	7,723	15.780575	121,873	1.29%	1.96%
2010	0.20%	7,841	15.477647	121,360	1.26%	23.21%
Balanced Portfolio: Service Shares (JABS)
2014	0.00%	194,012	27.548473	5,344,734	1.54%	8.24%
2014	0.10%	78,645	27.211116	2,140,018	1.54%	8.13%
2014	0.20%	119,158	26.877891	3,202,716	1.54%	8.02%
2014	0.25%	541,936	26.712747	14,476,599	1.54%	7.97%
2013	0.00%	196,236	25.451703	4,994,540	2.01%	19.80%
2013	0.10%	69,906	25.165169	1,759,196	2.01%	19.68%
2013	0.20%	92,864	24.881872	2,310,630	2.01%	19.56%
2013	0.25%	462,719	24.741356	11,448,296	2.01%	19.50%
2012	0.00%	207,553	21.244764	4,409,415	2.66%	13.37%
2012	0.10%	70,662	21.026597	1,485,781	2.66%	13.26%
2012	0.20%	102,630	20.810679	2,135,800	2.66%	13.15%
2012	0.25%	322,380	20.703503	6,674,395	2.66%	13.09%
2011	0.00%	194,261	18.738519	3,640,163	2.33%	1.35%
2011	0.10%	104,385	18.564685	1,937,875	2.33%	1.25%
2011	0.20%	39,571	18.392478	727,809	2.33%	1.15%
2011	0.25%	249,377	18.306924	4,565,326	2.33%	1.10%
2010	0.00%	199,120	18.488077	3,681,346	2.48%	8.12%
2010	0.10%	120,166	18.334845	2,203,225	2.48%	8.01%
2010	0.20%	74,749	18.182894	1,359,153	2.48%	7.90%
2010	0.25%	315,673	18.107344	5,716,000	2.48%	7.85%
Flexible Bond Portfolio: Service Shares (JAFBS)
2014	0.20%	91,596	10.093738	924,546	1.29%	0.94%	9/26/2014
2014	0.25%	344,331	10.092410	3,475,130	1.29%	0.92%	9/26/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Forty Portfolio: Service Shares (JACAS)
2014	0.00%	1,612,674	$18.253711	$29,437,285	0.03%	8.47%
2014	0.10%	119,102	17.983216	2,141,837	0.03%	8.36%
2014	0.20%	343,954	17.716740	6,093,744	0.03%	8.25%
2014	0.25%	397,378	17.584980	6,987,884	0.03%	8.20%
2013	0.00%	1,750,090	16.828717	29,451,769	0.59%	30.89%
2013	0.10%	124,679	16.595922	2,069,163	0.59%	30.75%
2013	0.20%	256,265	16.366354	4,194,124	0.59%	30.62%
2013	0.25%	675,697	16.252771	10,981,949	0.59%	30.56%
2012	0.00%	1,995,286	12.857586	25,654,561	0.55%	23.86%
2012	0.10%	187,681	12.692401	2,382,123	0.55%	23.73%
2012	0.20%	326,106	12.529347	4,085,895	0.55%	23.61%
2012	0.25%	793,544	12.448610	9,878,520	0.55%	23.55%
2011	0.00%	2,188,403	10.380944	22,717,689	0.25%	-6.94%
2011	0.10%	278,314	10.257850	2,854,903	0.25%	-7.03%
2011	0.20%	483,760	10.136220	4,903,498	0.25%	-7.13%
2011	0.25%	1,428,699	10.075943	14,395,490	0.25%	-7.17%
2010	0.00%	2,484,331	11.155290	27,713,433	0.23%	6.48%
2010	0.10%	361,943	11.034023	3,993,687	0.23%	6.37%
2010	0.20%	405,847	10.914078	4,429,446	0.23%	6.27%
2010	0.25%	2,211,789	10.854583	24,008,047	0.23%	6.21%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.00%	1,294,419	9.259589	11,985,788	0.00%	9.35%
2014	0.10%	229,529	9.122304	2,093,833	0.00%	9.24%
2014	0.20%	19,878	8.987053	178,645	0.00%	9.13%
2014	0.25%	122,394	8.920175	1,091,776	0.00%	9.07%
2013	0.00%	1,316,465	8.468059	11,147,903	0.00%	35.39%
2013	0.10%	185,093	8.350859	1,545,686	0.00%	35.25%
2013	0.20%	8,704	8.235270	71,680	0.00%	35.12%
2013	0.25%	213,751	8.178071	1,748,071	0.00%	35.05%
2012	0.00%	1,417,703	6.254578	8,867,134	0.00%	19.15%
2012	0.10%	243,213	6.174184	1,501,642	0.00%	19.03%
2012	0.20%	16,163	6.094806	98,510	0.00%	18.91%
2012	0.25%	236,100	6.055509	1,429,706	0.00%	18.85%
2011	0.00%	1,121,336	5.249382	5,886,321	0.00%	-8.66%
2011	0.10%	308,257	5.187105	1,598,961	0.00%	-8.75%
2011	0.20%	4,342	5.125546	22,255	0.00%	-8.84%
2011	0.25%	413,571	5.095046	2,107,163	0.00%	-8.88%
2010	0.00%	1,414,446	5.746904	8,128,685	0.00%	24.40%
2010	0.10%	331,841	5.684397	1,886,316	0.00%	24.27%
2010	0.20%	11,445	5.622552	64,350	0.00%	24.15%
2010	0.25%	413,420	5.591880	2,311,795	0.00%	24.09%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Overseas Portfolio: Service Shares (JAIGS)
2014	0.00%	1,382,995	$15.302065	$21,162,679	5.77%	-12.10%
2014	0.10%	127,397	15.075321	1,920,551	5.77%	-12.19%
2014	0.20%	183,537	14.851839	2,725,862	5.77%	-12.28%
2014	0.25%	233,855	14.741369	3,447,343	5.77%	-12.32%
2013	0.00%	1,583,590	17.408554	27,568,012	3.05%	14.28%
2013	0.10%	113,480	17.167781	1,948,200	3.05%	14.17%
2013	0.20%	193,673	16.930223	3,278,927	3.05%	14.05%
2013	0.25%	441,123	16.812707	7,416,472	3.05%	14.00%
2012	0.00%	1,861,649	15.233105	28,358,695	0.69%	13.18%
2012	0.10%	185,123	15.037449	2,783,778	0.69%	13.07%
2012	0.20%	244,857	14.844207	3,634,708	0.69%	12.95%
2012	0.25%	544,333	14.748538	8,028,116	0.69%	12.90%
2011	0.00%	928,241	13.459012	12,493,207	0.37%	-32.34%
2011	0.10%	282,025	13.299473	3,750,784	0.37%	-32.40%
2011	0.20%	737,438	13.141734	9,691,214	0.37%	-32.47%
2011	0.25%	984,026	13.063595	12,854,917	0.37%	-32.51%
2010	0.00%	1,084,854	19.891294	21,579,150	0.53%	25.02%
2010	0.10%	326,192	19.675174	6,417,884	0.53%	24.89%
2010	0.20%	973,187	19.461274	18,939,459	0.53%	24.77%
2010	0.25%	990,271	19.355227	19,166,920	0.53%	24.70%
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
2014	0.00%	7,217	15.390421	111,073	3.38%	8.44%
2014	0.20%	84,451	15.247583	1,287,674	3.38%	8.22%
2014	0.25%	36,396	15.212055	553,658	3.38%	8.17%
2013	0.00%	3,557	14.192688	50,483	1.00%	25.81%
2013	0.20%	57,650	14.089115	812,237	1.00%	25.56%
2013	0.25%	74,382	14.063317	1,046,058	1.00%	25.49%
2012	0.00%	7,263	11.281179	81,935	0.89%	10.79%
2012	0.20%	61,149	11.221257	686,169	0.89%	10.57%
2012	0.25%	121,309	11.206313	1,359,427	0.89%	10.51%
2011	0.00%	3,347	10.182308	34,080	0.73%	-2.98%
2011	0.20%	45,494	10.148540	461,698	0.73%	-3.18%
2011	0.25%	106,951	10.140120	1,084,496	0.73%	-3.22%
2010	0.20%	183	10.481347	1,918	0.42%	4.81%	5/3/2010
2010	0.25%	46,317	10.477878	485,304	0.42%	4.78%	5/3/2010
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.00%	88,176	10.748588	947,767	1.81%	-4.64%
2014	0.20%	1,180,396	10.648799	12,569,800	1.81%	-4.83%
2014	0.25%	1,263,096	10.623987	13,419,115	1.81%	-4.87%
2013	0.00%	87,427	11.271168	985,404	1.47%	-1.24%
2013	0.20%	1,067,931	11.188897	11,948,970	1.47%	-1.44%
2013	0.25%	974,887	11.168411	10,887,939	1.47%	-1.49%
2012	0.00%	100,164	11.413075	1,143,179	1.71%	22.05%
2012	0.20%	1,098,975	11.352455	12,476,064	1.71%	21.81%
2012	0.25%	782,058	11.337345	8,866,461	1.71%	21.75%
2011	0.00%	37,548	9.351075	351,114	2.45%	-18.00%
2011	0.20%	1,020,922	9.320058	9,515,052	2.45%	-18.16%
2011	0.25%	725,228	9.312320	6,753,555	2.45%	-18.20%
2010	0.00%	18,770	11.403634	214,046	2.49%	14.04%	5/3/2010
2010	0.20%	322,122	11.388546	3,668,501	2.49%	13.89%	5/3/2010
2010	0.25%	363,235	11.384777	4,135,349	2.49%	13.85%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2014	0.00%	566	$19.613313	$11,101	0.34%	11.53%
2014	0.10%	15,880	19.424648	308,463	0.34%	11.42%
2014	0.20%	857	19.237814	16,487	0.34%	11.30%
2014	0.25%	39,971	19.145041	765,246	0.34%	11.25%
2013	0.00%	1,022	17.586030	17,973	0.44%	30.32%
2013	0.10%	26,280	17.434295	458,173	0.44%	30.19%
2013	0.20%	1,051	17.283875	18,165	0.44%	30.06%
2013	0.25%	55,867	17.209128	961,422	0.44%	29.99%
2012	0.00%	984	13.494607	13,279	0.77%	14.54%
2012	0.10%	28,689	13.391551	384,190	0.77%	14.43%
2012	0.20%	2,376	13.289281	31,575	0.77%	14.32%
2012	0.25%	51,148	13.238427	677,119	0.77%	14.26%
2011	0.00%	955	11.781054	11,251	0.18%	-4.01%
2011	0.10%	39,336	11.702808	460,342	0.18%	-4.11%
2011	0.20%	709	11.625075	8,242	0.18%	-4.20%
2011	0.25%	37,912	11.586400	439,264	0.18%	-4.25%
2010	0.00%	984	12.273411	12,077	0.37%	25.43%
2010	0.10%	63,727	12.204067	777,729	0.37%	25.30%
2010	0.20%	1,367	12.135118	16,589	0.37%	25.18%
2010	0.25%	41,890	12.100786	506,902	0.37%	25.12%
Investors Growth Stock Series - Initial Class (MIGIC)
2014	0.00%	129,370	26.831723	3,471,220	0.52%	11.45%
2013	0.00%	156,129	24.074646	3,758,750	0.64%	30.29%
2012	0.00%	172,283	18.477561	3,183,370	0.46%	16.97%
2011	0.00%	192,257	15.796502	3,036,988	0.54%	0.58%
2010	0.00%	216,391	15.705759	3,398,585	0.45%	12.47%
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2014	0.00%	39,384	13.565726	534,273	0.00%	-7.26%
2013	0.00%	54,531	14.627285	797,640	0.00%	41.52%
2012	0.00%	7,796	10.335916	80,579	0.00%	3.36%	5/1/2012
New Discovery Series - Service Class (MNDSC)
2014	0.00%	1,886	13.478411	25,420	0.00%	-7.49%
2014	0.20%	37,903	13.406739	508,156	0.00%	-7.68%
2014	0.25%	41,953	13.388879	561,704	0.00%	-7.72%
2013	0.00%	1,759	14.570258	25,629	0.00%	41.22%
2013	0.20%	26,567	14.521824	385,801	0.00%	40.94%
2013	0.25%	120,227	14.509734	1,744,462	0.00%	40.86%
2012	0.25%	65,112	10.300457	670,683	0.00%	3.00%	5/1/2012
Research International Series - Service Class (MVRISC)
2014	0.00%	11,140	10.014243	111,559	1.20%	-7.09%
2014	0.20%	3,823	9.861777	37,702	1.20%	-7.28%
2014	0.25%	273,139	9.824029	2,683,325	1.20%	-7.32%
2013	0.00%	10,760	10.778566	115,977	1.76%	18.66%
2013	0.20%	62,038	10.635735	659,820	1.76%	18.43%
2013	0.25%	350,531	10.600321	3,715,741	1.76%	18.37%
2012	0.00%	11,403	9.083269	103,577	2.64%	16.41%
2012	0.20%	53,472	8.980840	480,223	2.64%	16.18%
2012	0.25%	338,782	8.955409	3,033,931	2.64%	16.12%
2011	0.00%	7,541	7.802718	58,840	1.62%	-11.06%
2011	0.20%	160	7.730217	1,237	1.62%	-11.23%
2011	0.25%	102,864	7.712183	793,306	1.62%	-11.28%
2010	0.00%	4,927	8.772736	43,223	1.35%	10.47%
2010	0.25%	84,252	8.692628	732,371	1.35%	10.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Initial Class (MVFIC)
2014	0.00%	314,764	$31.820252	$10,015,870	1.51%	10.51%
2013	0.00%	368,819	28.794051	10,619,793	1.21%	35.89%
2012	0.00%	394,370	21.189802	8,356,622	1.70%	16.26%
2011	0.00%	407,456	18.226114	7,426,340	1.45%	-0.30%
2010	0.00%	441,004	18.281385	8,062,164	1.47%	11.53%
Value Series - Service Class (MVFSC)
2014	0.00%	198,866	15.520016	3,086,404	1.33%	10.20%
2014	0.20%	343,960	15.296190	5,261,278	1.33%	9.98%
2014	0.25%	1,274,981	15.240803	19,431,734	1.33%	9.93%
2013	0.00%	255,396	14.083227	3,596,800	1.02%	35.59%
2013	0.20%	323,268	13.907900	4,495,979	1.02%	35.32%
2013	0.25%	1,530,260	13.864468	21,216,241	1.02%	35.26%
2012	0.00%	195,561	10.386254	2,031,146	1.48%	15.88%
2012	0.20%	284,062	10.277471	2,919,439	1.48%	15.65%
2012	0.25%	1,605,332	10.250498	16,455,452	1.48%	15.59%
2011	0.00%	125,373	8.962764	1,123,689	1.19%	-0.47%
2011	0.20%	263,888	8.886694	2,345,092	1.19%	-0.66%
2011	0.25%	1,640,910	8.867804	14,551,268	1.19%	-0.71%
2010	0.00%	78,860	9.004753	710,115	1.25%	11.22%
2010	0.20%	10,967	8.946185	98,113	1.25%	10.99%
2010	0.25%	677,810	8.931612	6,053,936	1.25%	10.94%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.00%	104,105	21.074086	2,193,918	1.84%	1.13%
2014	0.20%	1,336,808	20.836672	27,854,630	1.84%	0.93%
2014	0.25%	1,471,627	20.777757	30,577,108	1.84%	0.88%
2013	0.00%	93,438	20.838059	1,947,067	1.39%	27.63%
2013	0.20%	1,240,116	20.644557	25,601,645	1.39%	27.38%
2013	0.25%	1,426,615	20.596474	29,383,239	1.39%	27.31%
2012	0.00%	63,448	16.326534	1,035,886	1.59%	15.93%
2012	0.20%	1,224,573	16.207264	19,846,978	1.59%	15.70%
2012	0.25%	1,240,764	16.177603	20,072,587	1.59%	15.64%
2011	0.00%	50,951	14.082958	717,541	1.09%	-1.78%
2011	0.20%	714,526	14.008123	10,009,168	1.09%	-1.97%
2011	0.25%	994,671	13.989490	13,914,940	1.09%	-2.02%
2010	0.00%	3,508	14.337712	50,297	1.41%	8.78%
2010	0.20%	520,695	14.290030	7,440,747	1.41%	8.56%
2010	0.25%	916,953	14.278137	13,092,381	1.41%	8.51%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.00%	107,604	15.966198	1,718,027	2.84%	7.85%
2013	0.00%	119,123	14.803414	1,763,427	3.52%	-0.32%
2012	0.00%	159,977	14.850467	2,375,733	4.54%	9.44%
2011	0.00%	186,591	13.569488	2,531,944	3.79%	5.65%
2010	0.00%	190,070	12.844145	2,441,287	6.09%	7.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.00%	116,584	$33.345098	$3,887,505	5.48%	2.93%
2014	0.10%	679,332	42.877705	29,128,197	5.48%	2.82%
2014	0.20%	99,108	32.451024	3,216,156	5.48%	2.72%
2014	0.25%	60,118	32.223332	1,937,202	5.48%	2.67%
2013	0.00%	136,780	32.396627	4,431,211	4.05%	-8.75%
2013	0.10%	683,536	41.699776	28,503,298	4.05%	-8.84%
2013	0.20%	99,023	31.591112	3,128,247	4.05%	-8.93%
2013	0.25%	65,940	31.385145	2,069,536	4.05%	-8.98%
2012	0.00%	160,559	35.502855	5,700,303	2.86%	17.96%
2012	0.10%	635,996	45.743742	29,092,837	2.86%	17.84%
2012	0.20%	113,419	34.689455	3,934,443	2.86%	17.72%
2012	0.25%	67,120	34.480526	2,314,333	2.86%	17.67%
2011	0.00%	176,124	30.097113	5,300,824	3.60%	7.03%
2011	0.10%	644,916	38.817591	25,034,086	3.60%	6.93%
2011	0.20%	102,810	29.466572	3,029,458	3.60%	6.82%
2011	0.25%	56,831	29.303784	1,665,363	3.60%	6.77%
2010	0.00%	212,950	28.119543	5,988,057	3.00%	9.74%
2010	0.10%	644,413	36.303218	23,394,266	3.00%	9.63%
2010	0.20%	81,138	27.585403	2,238,224	3.00%	9.53%
2010	0.25%	60,832	27.446686	1,669,637	3.00%	9.47%
Global Real Estate Portfolio - Class II (VKVGR2)
2014	0.00%	23,630	11.565859	273,301	0.69%	13.85%
2014	0.20%	66,035	11.399066	752,737	0.69%	13.62%
2014	0.25%	332,031	11.357738	3,771,121	0.69%	13.57%
2013	0.00%	20,978	10.158786	213,111	3.58%	2.63%
2013	0.20%	28,295	10.032314	283,864	3.58%	2.43%
2013	0.25%	241,618	10.000939	2,416,407	3.58%	2.38%
2012	0.00%	24,795	9.898065	245,423	0.54%	29.94%
2012	0.20%	36,580	9.794401	358,279	0.54%	29.68%
2012	0.25%	180,879	9.768654	1,766,944	0.54%	29.62%
2011	0.00%	26,783	7.617163	204,010	3.29%	-10.15%
2011	0.20%	17,677	7.552508	133,506	3.29%	-10.33%
2011	0.25%	100,281	7.536433	755,761	3.29%	-10.38%
2010	0.00%	17,979	8.477927	152,425	8.26%	22.32%
2010	0.20%	9,827	8.422781	82,771	8.26%	22.07%
2010	0.25%	120,544	8.409049	1,013,660	8.26%	22.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2014	0.00%	24,449	$18.053453	$441,389	0.00%	1.97%
2014	0.10%	56,373	17.790475	1,002,902	0.00%	1.87%
2014	0.20%	181,537	17.531393	3,182,596	0.00%	1.76%
2014	0.25%	496,484	17.403302	8,640,461	0.00%	1.71%
2013	0.00%	26,706	17.705006	472,830	0.37%	37.49%
2013	0.10%	40,468	17.464563	706,756	0.37%	37.35%
2013	0.20%	174,382	17.227448	3,004,157	0.37%	37.21%
2013	0.25%	543,483	17.110132	9,299,066	0.37%	37.14%
2012	0.00%	23,806	12.877689	306,566	0.00%	8.69%
2012	0.10%	48,845	12.715499	621,089	0.00%	8.58%
2012	0.20%	192,237	12.555398	2,413,612	0.00%	8.47%
2012	0.25%	635,504	12.476126	7,928,628	0.00%	8.42%
2011	0.00%	25,089	11.847974	297,254	0.33%	-7.12%
2011	0.10%	63,621	11.710491	745,033	0.33%	-7.21%
2011	0.20%	309,678	11.574643	3,584,412	0.33%	-7.31%
2011	0.25%	580,598	11.507335	6,681,136	0.33%	-7.35%
2010	0.00%	4,677	12.756351	59,661	0.00%	32.31%
2010	0.10%	64,134	12.620906	809,429	0.00%	32.18%
2010	0.20%	61,988	12.486960	774,042	0.00%	32.05%
2010	0.25%	787,070	12.420541	9,775,835	0.00%	31.98%
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
2014	0.00%	6,103	18.187389	110,998	0.00%	6.36%
2014	0.20%	5,814	17.925168	104,217	0.00%	6.15%
2014	0.25%	59,657	17.860156	1,065,483	0.00%	6.09%
2013	0.00%	3,341	17.099754	57,130	0.53%	48.07%
2013	0.20%	6,972	16.886950	117,736	0.53%	47.78%
2013	0.25%	82,697	16.834126	1,392,132	0.53%	47.70%
2012	0.00%	1,068	11.548298	12,334	0.00%	14.38%
2012	0.20%	8,437	11.427394	96,413	0.00%	14.15%
2012	0.25%	125,623	11.397332	1,431,767	0.00%	14.09%
2011	0.00%	4,822	10.096697	48,686	0.04%	-2.80%
2011	0.20%	3,377	10.011033	33,807	0.04%	-2.99%
2011	0.25%	66,787	9.989709	667,183	0.04%	-3.04%
2010	0.00%	2,539	10.387395	26,374	0.16%	22.86%
2010	0.20%	2,940	10.319840	30,340	0.16%	22.62%
2010	0.25%	8,071	10.302995	83,155	0.16%	22.55%
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	0.10%	59,709	58.907321	3,517,297	1.39%	29.59%
2014	0.20%	32,267	47.496982	1,532,585	1.39%	29.46%
2014	0.25%	325,980	47.163617	15,374,396	1.39%	29.40%
2013	0.10%	49,656	45.456233	2,257,175	1.13%	1.95%
2013	0.20%	32,599	36.687985	1,195,992	1.13%	1.85%
2013	0.25%	371,524	36.448690	13,541,563	1.13%	1.80%
2012	0.10%	83,283	44.585930	3,713,250	0.84%	15.72%
2012	0.20%	167,696	36.021570	6,040,673	0.84%	15.60%
2012	0.25%	409,531	35.804517	14,663,060	0.84%	15.55%
2011	0.10%	101,526	38.529319	3,911,728	0.88%	5.81%
2011	0.20%	189,017	31.159562	5,889,687	0.88%	5.71%
2011	0.25%	472,847	30.987316	14,652,259	0.88%	5.66%
2010	0.10%	100,621	36.412421	3,663,854	2.31%	29.83%
2010	0.25%	555,658	29.328633	16,296,690	2.31%	29.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Index Fund Class I (NVIX)
2014	0.00%	319,484	$9.198938	$2,938,914	2.49%	-8.01%	5/1/2014
2014	0.20%	187,603	9.186635	1,723,440	2.49%	-8.13%	5/1/2014
2014	0.25%	738,092	9.183562	6,778,314	2.49%	-8.16%	5/1/2014
NVIT Bond Index Fund Class I (NVBX)
2014	0.00%	443,358	10.277970	4,556,820	3.92%	2.78%	5/1/2014
2014	0.20%	5,155,962	10.264234	52,922,000	3.92%	2.64%	5/1/2014
2014	0.25%	46,311	10.260803	475,188	3.92%	2.61%	5/1/2014
NVIT Cardinal Managed Growth Class I (NCPG)
2014	0.00%	4,296	10.083558	43,319	3.21%	0.84%	5/1/2014
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2014	0.00%	1	10.196266	10	2.52%	1.96%	5/1/2014
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.00%	1,667,165	24.546677	40,923,361	2.00%	13.12%
2013	0.00%	1,832,139	21.699995	39,757,407	1.86%	31.90%
2012	0.00%	1,980,422	16.452105	32,582,111	0.98%	14.66%
2011	0.00%	2,222,487	14.348277	31,888,859	1.60%	0.65%
2010	0.00%	2,641,103	14.256071	37,651,752	1.97%	13.46%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.00%	490,736	16.444935	8,070,122	0.95%	4.99%
2013	0.00%	487,528	15.663250	7,636,273	1.31%	23.28%
2012	0.00%	477,179	12.704984	6,062,552	1.36%	15.72%
2011	0.00%	433,074	10.979437	4,754,909	1.37%	0.93%
2010	0.00%	483,491	10.878393	5,259,605	1.49%	12.02%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.00%	117,093	13.196903	1,545,265	1.22%	4.98%
2013	0.00%	122,305	12.571090	1,537,507	1.67%	-2.57%
2012	0.00%	158,000	12.903197	2,038,705	2.20%	4.97%
2011	0.00%	174,797	12.292646	2,148,718	2.35%	5.72%
2010	0.00%	229,234	11.627184	2,665,346	2.06%	5.99%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.00%	375,662	17.393687	6,534,147	0.70%	1.84%
2013	0.00%	394,540	17.080144	6,738,800	0.39%	28.64%
2012	0.00%	374,929	13.277399	4,978,082	0.87%	22.09%
2011	0.00%	426,331	10.875437	4,636,536	1.00%	-9.31%
2010	0.00%	473,561	11.991721	5,678,811	0.81%	11.30%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.00%	582,797	16.633406	9,693,899	0.44%	8.07%
2013	0.00%	660,438	15.391784	10,165,319	0.32%	29.61%
2012	0.00%	656,818	11.875465	7,800,019	0.21%	17.40%
2011	0.00%	786,500	10.115272	7,955,661	0.26%	-4.69%
2010	0.00%	773,203	10.612804	8,205,852	0.17%	18.19%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.00%	223,749	14.905501	3,335,091	0.79%	10.23%
2013	0.00%	235,408	13.522509	3,183,307	0.98%	32.97%
2012	0.00%	247,986	10.169772	2,521,961	1.05%	17.06%
2011	0.00%	279,694	8.687464	2,429,832	0.99%	-2.24%
2010	0.00%	293,429	8.886120	2,607,445	0.96%	10.97%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.00%	494,739	$26.309492	$13,016,332	5.48%	2.55%
2014	0.10%	53,100	23.627747	1,254,633	5.48%	2.45%
2014	0.20%	43,817	26.312407	1,152,931	5.48%	2.35%
2014	0.25%	224,498	26.127774	5,865,633	5.48%	2.29%
2013	0.00%	128,661	25.655193	3,300,823	6.14%	7.07%
2013	0.10%	36,676	23.063197	845,866	6.14%	6.97%
2013	0.20%	47,088	25.709396	1,210,604	6.14%	6.86%
2013	0.25%	467,044	25.541772	11,929,131	6.14%	6.80%
2012	0.00%	164,273	23.960670	3,936,091	8.24%	14.56%
2012	0.10%	100,719	21.561437	2,171,646	8.24%	14.44%
2012	0.20%	51,215	24.059374	1,232,201	8.24%	14.33%
2012	0.25%	574,902	23.914452	13,748,466	8.24%	14.27%
2011	0.00%	192,805	20.916000	4,032,709	8.22%	3.82%
2011	0.10%	94,398	18.840517	1,778,507	8.22%	3.71%
2011	0.20%	31,722	21.044304	667,567	8.22%	3.61%
2011	0.25%	618,849	20.928041	12,951,297	8.22%	3.56%
2010	0.00%	217,797	20.146924	4,387,940	8.65%	13.15%
2010	0.10%	96,568	18.165863	1,754,241	8.65%	13.04%
2010	0.20%	97,797	20.310994	1,986,354	8.65%	12.93%
2010	0.25%	722,680	20.208859	14,604,538	8.65%	12.87%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.00%	358,435	25.608009	9,178,807	1.22%	-5.51%
2014	0.10%	56,025	25.245709	1,414,391	1.22%	-5.60%
2014	0.20%	5,527	24.888440	137,558	1.22%	-5.69%
2014	0.25%	137,441	24.711758	3,396,409	1.22%	-5.74%
2013	0.00%	63,515	27.100074	1,721,261	1.10%	0.75%
2013	0.10%	59,951	26.743408	1,603,294	1.10%	0.65%
2013	0.20%	36,400	26.391340	960,645	1.10%	0.54%
2013	0.25%	188,020	26.217108	4,929,341	1.10%	0.49%
2012	0.00%	72,637	26.899413	1,953,893	0.50%	17.22%
2012	0.10%	100,722	26.571947	2,676,380	0.50%	17.10%
2012	0.20%	47,858	26.248380	1,256,195	0.50%	16.98%
2012	0.25%	221,809	26.088139	5,786,584	0.50%	16.92%
2011	0.00%	86,175	22.948246	1,977,565	0.51%	-22.37%
2011	0.10%	135,864	22.691603	3,082,972	0.51%	-22.45%
2011	0.20%	37,968	22.437772	851,917	0.51%	-22.53%
2011	0.25%	208,036	22.311980	4,641,695	0.51%	-22.57%
2010	0.00%	108,618	29.562687	3,211,040	0.06%	16.17%
2010	0.10%	142,172	29.261305	4,160,138	0.06%	16.06%
2010	0.20%	338,600	28.962911	9,806,842	0.06%	15.94%
2010	0.25%	366,617	28.814934	10,564,045	0.06%	15.88%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2014	0.00%	602,146	$16.566460	$9,975,428	3.56%	-0.45%
2014	0.10%	90,986	16.332055	1,485,988	3.56%	-0.55%
2014	0.20%	60,911	16.101032	980,730	3.56%	-0.65%
2014	0.25%	206,679	15.986719	3,304,119	3.56%	-0.70%
2013	0.00%	364,085	16.641029	6,058,666	0.54%	17.83%
2013	0.10%	87,333	16.421986	1,434,181	0.54%	17.71%
2013	0.20%	38,703	16.205894	627,217	0.54%	17.60%
2013	0.25%	306,552	16.098886	4,935,146	0.54%	17.54%
2012	0.00%	399,009	14.122631	5,635,057	0.87%	15.61%
2012	0.10%	105,286	13.950678	1,468,811	0.87%	15.49%
2012	0.20%	23,573	13.780870	324,856	0.87%	15.38%
2012	0.25%	230,188	13.696713	3,152,819	0.87%	15.32%
2011	0.00%	402,975	12.216006	4,922,745	1.35%	-9.76%
2011	0.10%	146,364	12.079365	1,767,984	1.35%	-9.85%
2011	0.20%	21,256	11.944297	253,888	1.35%	-9.94%
2011	0.25%	211,674	11.877298	2,514,115	1.35%	-9.99%
2010	0.00%	263,475	13.537857	3,566,887	0.95%	13.29%
2010	0.10%	80,397	13.399813	1,077,305	0.95%	13.18%
2010	0.20%	5,187	13.263217	68,796	0.95%	13.06%
2010	0.25%	68,531	13.195400	904,294	0.95%	13.01%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.00%	25,389	9.752483	247,606	3.79%	-0.72%
2013	0.00%	27,530	9.823149	270,431	0.53%	17.56%
2012	0.00%	29,454	8.355696	246,109	0.52%	15.23%
2011	0.00%	48,864	7.251572	354,341	0.92%	-10.00%
2010	0.00%	79,753	8.057227	642,588	0.98%	13.00%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.00%	1,156,523	14.520984	16,793,852	0.89%	6.60%
2013	0.00%	1,264,376	13.621982	17,223,307	1.05%	43.82%
2012	0.00%	1,373,296	9.471654	13,007,385	1.47%	16.94%
2011	0.00%	1,522,830	8.099461	12,334,102	0.57%	-11.62%
2010	0.00%	1,705,119	9.164158	15,625,980	0.21%	15.61%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2014	0.00%	20,963	16.639955	348,823	0.40%	10.60%
2013	0.00%	63,496	15.044832	955,287	1.00%	38.77%
2012	0.00%	26,852	10.841924	291,127	0.88%	11.50%
2011	0.00%	59,405	9.723793	577,642	0.72%	-3.18%
2010	0.00%	25,390	10.043115	254,995	0.89%	23.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2014	0.00%	291,687	$14.089818	$4,109,817	2.30%	4.48%
2014	0.20%	192	21.739366	4,174	2.30%	4.27%
2014	0.25%	2,223	21.677860	48,190	2.30%	4.21%
2013	0.00%	260,801	13.486224	3,517,221	1.43%	29.65%
2013	0.20%	536	20.849732	11,175	1.43%	29.39%
2013	0.25%	639	20.801156	13,292	1.43%	29.32%
2012	0.00%	213,197	10.402170	2,217,711	1.16%	16.22%
2012	0.20%	76	16.113951	1,225	1.16%	15.99%
2012	0.25%	104	16.084433	1,673	1.16%	15.93%
2011	0.00%	181,560	8.950086	1,624,978	2.09%	-6.19%
2011	0.20%	10	13.892348	139	2.09%	-6.37%
2011	0.25%	202	13.873846	2,803	2.09%	-6.42%
2010	0.00%	85,305	9.540229	813,829	0.40%	15.00%
2010	0.20%	3	14.837971	45	0.40%	14.77%
2010	0.25%	438	14.825611	6,494	0.40%	14.71%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2014	0.00%	530,422	13.947302	7,397,956	2.41%	4.46%
2014	0.10%	9,676,754	17.055519	165,042,062	2.41%	4.36%
2014	0.25%	17,462	16.911187	295,303	2.41%	4.20%
2013	0.00%	409,479	13.351426	5,467,129	1.74%	14.72%
2013	0.10%	9,799,660	16.343180	160,157,607	1.74%	14.60%
2012	0.00%	345,977	11.638522	4,026,661	1.58%	11.24%
2012	0.10%	9,918,231	14.260689	141,440,808	1.58%	11.13%
2011	0.00%	273,343	10.462826	2,859,940	2.55%	-1.26%
2011	0.10%	10,039,458	12.832969	128,836,053	2.55%	-1.36%
2010	0.00%	171,673	10.596561	1,819,143	0.04%	10.46%
2010	0.10%	10,172,685	13.009970	132,346,327	0.04%	10.35%
2010	0.20%	7	12.988326	91	0.04%	10.24%
2010	0.25%	50	12.977497	649	0.04%	10.18%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2014	0.00%	496,154	14.183683	7,037,291	2.52%	4.70%
2014	0.25%	6,154	19.080050	117,419	2.52%	4.44%
2013	0.00%	502,970	13.546578	6,813,522	1.76%	21.44%
2013	0.25%	2,966	18.268625	54,185	1.76%	21.14%
2012	0.00%	417,509	11.154725	4,657,198	1.55%	13.74%
2011	0.00%	353,307	9.807509	3,465,062	2.31%	-3.37%
2011	0.20%	7	13.310277	93	2.31%	-3.56%
2011	0.25%	8	13.292549	106	2.31%	-3.61%
2010	0.00%	366,215	10.149086	3,716,748	0.64%	12.46%
2010	0.20%	2	13.801379	28	0.64%	12.23%
2010	0.25%	14	13.789878	193	0.64%	12.17%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2014	0.00%	403,620	$13.120260	$5,295,599	2.33%	3.42%
2014	0.20%	14,273	13.844008	197,596	2.33%	3.21%
2014	0.25%	523	13.804832	7,220	2.33%	3.16%
2013	0.00%	343,843	12.686282	4,362,089	1.92%	5.03%
2013	0.20%	13,445	13.412895	180,336	1.92%	4.82%
2013	0.25%	178	13.381633	2,382	1.92%	4.77%
2012	0.00%	375,872	12.078891	4,540,117	2.04%	7.58%
2012	0.20%	317	12.796286	4,056	2.04%	7.36%
2012	0.25%	99	12.772842	1,265	2.04%	7.31%
2011	0.00%	244,720	11.227964	2,747,707	2.65%	1.50%
2011	0.20%	223	11.918680	2,658	2.65%	1.30%
2010	0.00%	132,942	11.062310	1,470,646	1.26%	6.87%
2010	0.20%	107	11.766279	1,259	1.26%	6.65%
2010	0.25%	10	11.756479	118	1.26%	6.60%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2014	0.00%	525,002	14.072360	7,388,017	2.58%	4.66%
2014	0.20%	142	18.013284	2,558	2.58%	4.45%
2014	0.25%	1,908	17.962322	34,272	2.58%	4.40%
2013	0.00%	465,059	13.446120	6,253,239	1.68%	17.98%
2013	0.20%	48	17.246137	828	1.68%	17.74%
2013	0.25%	125	17.205926	2,151	1.68%	17.68%
2012	0.00%	489,603	11.397169	5,580,088	1.47%	12.45%
2011	0.00%	534,729	10.135390	5,419,687	2.45%	-2.25%
2011	0.25%	8	13.034508	104	2.45%	-2.49%
2010	0.00%	346,937	10.368348	3,597,164	0.93%	11.42%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2014	0.00%	492,402	14.122912	6,954,150	2.54%	4.66%
2014	0.20%	772	20.116383	15,530	2.54%	4.45%
2014	0.25%	7,612	20.059477	152,693	2.54%	4.40%
2013	0.00%	538,407	13.494322	7,265,437	1.65%	24.35%
2013	0.20%	38	19.259520	732	1.65%	24.11%
2013	0.25%	1,287	19.214638	24,729	1.65%	24.04%
2012	0.00%	475,205	10.851463	5,156,669	1.27%	14.67%
2012	0.20%	29	15.518526	450	1.27%	14.44%
2012	0.25%	32	15.490103	496	1.27%	14.38%
2011	0.00%	513,993	9.463303	4,864,071	2.42%	-4.57%
2011	0.20%	31	13.560483	420	2.42%	-4.76%
2011	0.25%	35	13.542423	474	2.42%	-4.81%
2010	0.00%	486,915	9.916957	4,828,715	0.73%	13.50%
2010	0.20%	8	14.238938	114	0.73%	13.27%
2010	0.25%	224	14.227081	3,187	0.73%	13.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2014	0.00%	243,977	$13.718708	$3,347,049	2.59%	4.17%
2014	0.20%	9,063	15.887922	143,992	2.59%	3.96%
2014	0.25%	21,867	15.842970	346,438	2.59%	3.91%
2013	0.00%	210,016	13.169178	2,765,738	2.10%	11.33%
2013	0.20%	3,323	15.282040	50,782	2.10%	11.11%
2013	0.25%	20,825	15.246428	317,507	2.10%	11.05%
2012	0.00%	151,616	11.828808	1,793,437	1.97%	10.13%
2012	0.20%	2,766	13.754085	38,044	1.97%	9.91%
2012	0.25%	13,974	13.728890	191,848	1.97%	9.86%
2011	0.00%	114,210	10.740467	1,226,669	2.52%	-0.28%
2011	0.20%	665	12.513661	8,322	2.52%	-0.48%
2010	0.00%	102,837	10.770841	1,107,641	1.12%	9.31%
2010	0.20%	424	12.574113	5,331	1.12%	9.10%
2010	0.25%	38	12.563636	477	1.12%	9.04%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.00%	72,271	13.708553	990,731	3.25%	5.06%
2013	0.00%	65,876	13.048920	859,611	2.38%	-1.91%
2012	0.00%	72,492	13.303193	964,375	3.01%	7.75%
2011	0.00%	80,629	12.345910	995,438	3.32%	6.59%
2010	0.00%	59,061	11.582155	684,054	2.81%	7.06%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2014	0.00%	165,785	14.821038	2,457,106	2.41%	5.09%
2013	0.00%	68,382	14.103213	964,406	2.14%	-1.77%
2012	0.00%	88,003	14.357681	1,263,519	3.10%	7.38%
2011	0.00%	35,901	13.370773	480,024	2.56%	6.37%
2010	0.00%	18,485	12.569892	232,354	2.49%	8.35%
NVIT Nationwide Fund - Class I (TRF)
2014	0.00%	1,650,623	23.498134	38,786,560	1.18%	12.15%
2014	0.10%	3,872,860	19.209740	74,396,634	1.18%	12.04%
2014	0.25%	11,608	18.466505	214,359	1.18%	11.87%
2013	0.00%	1,734,648	20.952837	36,345,797	1.36%	31.10%
2013	0.10%	3,480,031	17.146101	59,668,963	1.36%	30.97%
2013	0.25%	20,745	16.507449	342,447	1.36%	30.77%
2012	0.00%	1,864,535	15.982186	29,799,345	1.42%	14.21%
2012	0.10%	3,747,612	13.091593	49,062,211	1.42%	14.10%
2012	0.20%	2,665	12.699413	33,844	1.42%	13.99%
2012	0.25%	15,896	12.622880	200,653	1.42%	13.93%
2011	0.00%	2,024,151	13.993147	28,324,242	1.15%	0.53%
2011	0.10%	4,619,387	11.473793	53,001,890	1.15%	0.43%
2011	0.20%	3,750	11.141231	41,780	1.15%	0.33%
2011	0.25%	19,700	11.079648	218,269	1.15%	0.28%
2010	0.00%	2,208,854	13.919537	30,746,225	0.79%	13.45%
2010	0.10%	4,747,522	11.424837	54,239,665	0.79%	13.34%
2010	0.20%	58,071	11.104765	644,865	0.79%	13.22%
2010	0.25%	30,679	11.048893	338,969	0.79%	13.17%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class I (GBF)
2014	0.00%	1,213,618	$22.055640	$26,767,122	1.84%	4.57%
2014	0.10%	84,462	20.206888	1,706,714	1.84%	4.46%
2014	0.20%	718,600	18.255441	13,118,360	1.84%	4.36%
2014	0.25%	1,221,280	18.127386	22,138,614	1.84%	4.31%
2013	0.00%	1,336,944	21.091950	28,198,756	1.58%	-4.06%
2013	0.10%	890,350	19.343317	17,222,322	1.58%	-4.15%
2013	0.20%	816,538	17.492749	14,283,494	1.58%	-4.25%
2013	0.25%	1,634,584	17.378731	28,406,996	1.58%	-4.29%
2012	0.00%	1,674,246	21.983438	36,805,683	2.29%	3.06%
2012	0.10%	909,849	20.181071	18,361,727	2.29%	2.95%
2012	0.20%	1,212,740	18.268614	22,155,079	2.29%	2.85%
2012	0.25%	3,051,816	18.158617	55,416,758	2.29%	2.80%
2011	0.00%	1,713,711	21.331346	36,555,762	2.95%	7.25%
2011	0.10%	177,033	19.602079	3,470,215	2.95%	7.15%
2011	0.20%	1,225,833	17.762299	21,773,612	2.95%	7.04%
2011	0.25%	3,176,064	17.664198	56,102,623	2.95%	6.99%
2010	0.00%	1,970,073	19.888530	39,181,856	2.91%	4.78%
2010	0.10%	179,088	18.294455	3,276,317	2.91%	4.68%
2010	0.20%	1,247,423	16.593936	20,699,657	2.91%	4.57%
2010	0.25%	3,252,714	16.510521	53,704,003	2.91%	4.52%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.00%	981,320	15.791950	15,496,956	0.35%	11.33%
2014	0.10%	80,858	11.846425	957,878	0.35%	11.22%
2014	0.20%	32,508	15.073515	490,010	0.35%	11.11%
2014	0.25%	4,658	14.967679	69,719	0.35%	11.05%
2013	0.00%	1,067,343	14.184902	15,140,156	0.68%	29.74%
2013	0.10%	89,080	10.651528	948,838	0.68%	29.61%
2013	0.20%	32,019	13.566675	434,391	0.68%	29.48%
2013	0.25%	4,807	13.478153	64,789	0.68%	29.42%
2012	0.00%	1,163,480	10.933376	12,720,764	0.56%	14.02%
2012	0.10%	107,268	8.218140	881,543	0.56%	13.91%
2012	0.20%	27,007	10.477780	282,973	0.56%	13.79%
2012	0.25%	7,147	10.414612	74,433	0.56%	13.74%
2011	0.00%	1,203,204	9.588872	11,537,369	0.58%	-0.69%
2011	0.10%	127,078	7.214766	916,838	0.58%	-0.79%
2011	0.20%	25,516	9.207740	234,945	0.58%	-0.89%
2011	0.25%	5,000	9.156818	45,784	0.58%	-0.94%
2010	0.00%	1,313,922	9.655570	12,686,666	0.62%	19.25%
2010	0.10%	114,797	7.272204	834,827	0.62%	19.13%
2010	0.20%	21,579	9.290303	200,475	0.62%	19.01%
2010	0.25%	5,239	9.243540	48,427	0.62%	18.95%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Index Fund - Class II (GVIX2)
2014	0.00%	222,311	$9.375800	$2,084,343	2.77%	-6.12%
2014	0.20%	23,168	9.233042	213,911	2.77%	-6.31%
2014	0.25%	123,081	9.197726	1,132,065	2.77%	-6.36%
2013	0.00%	268,735	9.987487	2,683,987	3.02%	21.36%
2013	0.20%	56,128	9.855117	553,148	3.02%	21.12%
2013	0.25%	706,807	9.822334	6,942,494	3.02%	21.06%
2012	0.00%	194,912	8.229456	1,604,020	2.39%	18.29%
2012	0.20%	32,518	8.136631	264,587	2.39%	18.05%
2012	0.25%	714,474	8.113620	5,796,971	2.39%	17.99%
2011	0.00%	130,671	6.957271	909,114	2.62%	-12.72%
2011	0.20%	8,251	6.892598	56,871	2.62%	-12.89%
2011	0.25%	907,509	6.876547	6,240,528	2.62%	-12.94%
2010	0.00%	52,697	7.971131	420,055	2.29%	7.52%
2010	0.20%	7,211	7.912838	57,059	2.29%	7.30%
2010	0.25%	772,390	7.898348	6,100,605	2.29%	7.25%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.00%	799,256	22.936445	18,332,091	1.57%	4.99%
2014	0.10%	126,953	22.641744	2,874,437	1.57%	4.88%
2014	0.20%	87,812	22.350869	1,962,675	1.57%	4.78%
2014	0.25%	59,852	22.206782	1,329,120	1.57%	4.72%
2013	0.00%	949,387	21.847269	20,741,513	1.70%	27.25%
2013	0.10%	139,994	21.588139	3,022,210	1.70%	27.12%
2013	0.20%	93,168	21.332126	1,987,472	1.70%	26.99%
2013	0.25%	91,665	21.205202	1,943,775	1.70%	26.93%
2012	0.00%	970,552	17.169227	16,663,628	1.41%	15.90%
2012	0.10%	128,197	16.982548	2,177,112	1.41%	15.79%
2012	0.20%	90,669	16.797930	1,523,052	1.41%	15.67%
2012	0.25%	92,309	16.706332	1,542,145	1.41%	15.61%
2011	0.00%	1,230,015	14.813448	18,220,763	1.80%	-3.93%
2011	0.10%	162,340	14.667084	2,381,054	1.80%	-4.03%
2011	0.20%	83,626	14.522177	1,214,432	1.80%	-4.12%
2011	0.25%	137,252	14.450227	1,983,323	1.80%	-4.17%
2010	0.00%	1,251,096	15.419576	19,291,370	1.71%	14.63%
2010	0.10%	160,260	15.282480	2,449,170	1.71%	14.51%
2010	0.20%	121,836	15.146603	1,845,402	1.71%	14.40%
2010	0.25%	289,316	15.079089	4,362,622	1.71%	14.34%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.00%	117,578	16.733256	1,967,463	1.72%	4.59%
2013	0.00%	109,004	15.999643	1,744,025	1.76%	13.42%
2012	0.00%	101,106	14.106085	1,426,210	2.24%	9.39%
2011	0.00%	12,871	12.895684	165,980	2.25%	0.88%
2010	0.00%	7,276	12.782641	93,006	1.26%	9.81%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.00%	34,838	19.114689	665,918	2.15%	5.21%
2013	0.00%	16,580	18.167791	301,222	1.53%	19.49%
2012	0.00%	23,052	15.203946	350,481	1.85%	12.25%
2011	0.00%	20,856	13.544740	282,489	2.08%	-0.94%
2010	0.00%	9,246	13.672666	126,417	0.96%	12.03%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.00%	474,185	$16.788858	$7,961,025	1.88%	3.89%
2014	0.10%	4,299	16.573239	71,248	1.88%	3.79%
2014	0.20%	83,998	16.360271	1,374,230	1.88%	3.68%
2014	0.25%	96,493	16.254896	1,568,484	1.88%	3.63%
2013	0.00%	504,094	16.160183	8,146,251	1.63%	4.83%
2013	0.10%	4,260	15.968590	68,026	1.63%	4.73%
2013	0.20%	62,295	15.779171	982,963	1.63%	4.62%
2013	0.25%	104,547	15.685383	1,639,860	1.63%	4.57%
2012	0.00%	535,106	15.415374	8,248,859	1.71%	5.18%
2012	0.10%	8,967	15.247831	136,727	1.71%	5.07%
2012	0.20%	69,257	15.082043	1,044,537	1.71%	4.97%
2012	0.25%	142,595	14.999901	2,138,911	1.71%	4.91%
2011	0.00%	589,915	14.656785	8,646,257	2.50%	2.93%
2011	0.10%	22,883	14.512020	332,079	2.50%	2.83%
2011	0.20%	56,571	14.368627	812,848	2.50%	2.73%
2011	0.25%	143,852	14.297532	2,056,729	2.50%	2.67%
2010	0.00%	634,498	14.239553	9,034,968	2.23%	5.89%
2010	0.10%	25,085	14.112974	354,024	2.23%	5.79%
2010	0.20%	135,026	13.987465	1,888,671	2.23%	5.68%
2010	0.25%	173,444	13.925202	2,415,243	2.23%	5.63%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.00%	2,828,965	20.542646	58,114,427	1.67%	5.18%
2014	0.10%	179,347	20.278734	3,636,930	1.67%	5.08%
2014	0.20%	241,999	20.018180	4,844,380	1.67%	4.97%
2014	0.25%	171,804	19.889138	3,417,033	1.67%	4.92%
2013	0.00%	3,094,770	19.530736	60,442,452	1.61%	16.63%
2013	0.10%	182,069	19.299113	3,513,770	1.61%	16.51%
2013	0.20%	243,997	19.070216	4,653,075	1.61%	16.39%
2013	0.25%	215,943	18.956755	4,093,579	1.61%	16.34%
2012	0.00%	3,467,574	16.746328	58,069,132	1.61%	10.81%
2012	0.10%	164,770	16.564270	2,729,295	1.61%	10.70%
2012	0.20%	250,897	16.384181	4,110,742	1.61%	10.59%
2012	0.25%	287,419	16.294844	4,683,448	1.61%	10.53%
2011	0.00%	3,959,245	15.112388	59,833,118	2.12%	-0.04%
2011	0.10%	218,054	14.963083	3,262,760	2.12%	-0.14%
2011	0.20%	302,677	14.815234	4,484,231	2.12%	-0.24%
2011	0.25%	390,082	14.741846	5,750,529	2.12%	-0.29%
2010	0.00%	4,345,889	15.118520	65,703,410	1.99%	10.91%
2010	0.10%	189,430	14.984107	2,838,439	1.99%	10.80%
2010	0.20%	382,830	14.850857	5,685,354	1.99%	10.69%
2010	0.25%	805,184	14.784666	11,904,377	1.99%	10.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.00%	3,281,884	$22.110620	$72,564,490	1.74%	4.96%
2014	0.10%	165,079	21.826496	3,603,096	1.74%	4.85%
2014	0.20%	261,081	21.546066	5,625,268	1.74%	4.75%
2014	0.25%	219,251	21.407232	4,693,557	1.74%	4.69%
2013	0.00%	3,488,536	21.066347	73,490,710	1.62%	22.38%
2013	0.10%	159,223	20.816452	3,314,458	1.62%	22.25%
2013	0.20%	31,774	20.569550	653,577	1.62%	22.13%
2013	0.25%	107,418	20.447238	2,196,401	1.62%	22.07%
2012	0.00%	3,872,046	17.214305	66,654,581	1.63%	13.76%
2012	0.10%	197,613	17.027115	3,364,779	1.63%	13.65%
2012	0.20%	24,724	16.841984	416,401	1.63%	13.53%
2012	0.25%	170,507	16.750188	2,856,024	1.63%	13.48%
2011	0.00%	4,147,741	15.132127	62,764,144	2.03%	-2.13%
2011	0.10%	250,895	14.982582	3,759,055	2.03%	-2.22%
2011	0.20%	34,628	14.834535	513,690	2.03%	-2.32%
2011	0.25%	217,442	14.761085	3,209,680	2.03%	-2.37%
2010	0.00%	4,382,022	15.460895	67,749,982	1.89%	12.83%
2010	0.10%	291,696	15.323384	4,469,770	1.89%	12.72%
2010	0.20%	67,465	15.187117	1,024,599	1.89%	12.61%
2010	0.25%	400,034	15.119471	6,048,302	1.89%	12.55%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.00%	752,574	18.988951	14,290,591	1.83%	4.74%
2014	0.10%	72,469	18.745008	1,358,432	1.83%	4.63%
2014	0.20%	17,823	18.504179	329,800	1.83%	4.53%
2014	0.25%	40,576	18.384954	745,988	1.83%	4.48%
2013	0.00%	799,670	18.129719	14,497,792	1.67%	10.49%
2013	0.10%	56,461	17.914713	1,011,483	1.67%	10.38%
2013	0.20%	17,974	17.702253	318,180	1.67%	10.27%
2013	0.25%	55,765	17.596985	981,296	1.67%	10.22%
2012	0.00%	886,098	16.407771	14,538,893	1.75%	8.04%
2012	0.10%	51,990	16.229405	843,767	1.75%	7.93%
2012	0.20%	13,819	16.052978	221,836	1.75%	7.82%
2012	0.25%	89,875	15.965491	1,434,899	1.75%	7.77%
2011	0.00%	908,615	15.186765	13,798,922	2.30%	2.06%
2011	0.10%	67,795	15.036737	1,019,416	2.30%	1.96%
2011	0.20%	9,866	14.888185	146,887	2.30%	1.86%
2011	0.25%	78,319	14.814478	1,160,255	2.30%	1.81%
2010	0.00%	953,397	14.879939	14,186,489	2.16%	8.52%
2010	0.10%	81,279	14.747641	1,198,674	2.16%	8.41%
2010	0.20%	30,996	14.616529	453,054	2.16%	8.30%
2010	0.25%	172,671	14.551412	2,512,607	2.16%	8.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.00%	726,102	$48.693949	$35,356,774	1.08%	9.42%
2014	0.10%	64,879	43.927412	2,849,967	1.08%	9.31%
2014	0.20%	332,094	32.925676	10,934,419	1.08%	9.20%
2014	0.25%	965,440	32.694578	31,564,653	1.08%	9.15%
2013	0.00%	770,865	44.501701	34,304,804	1.15%	33.05%
2013	0.10%	67,580	40.185694	2,715,749	1.15%	32.91%
2013	0.20%	308,900	30.151218	9,313,711	1.15%	32.78%
2013	0.25%	990,257	29.954566	29,662,719	1.15%	32.72%
2012	0.00%	775,366	33.448036	25,934,470	1.07%	17.47%
2012	0.10%	82,892	30.234257	2,506,178	1.07%	17.36%
2012	0.20%	268,030	22.707360	6,086,254	1.07%	17.24%
2012	0.25%	1,015,466	22.570532	22,919,608	1.07%	17.18%
2011	0.00%	937,419	28.472984	26,691,116	0.78%	-2.54%
2011	0.10%	110,919	25.763036	2,857,610	0.78%	-2.64%
2011	0.20%	249,840	19.368666	4,839,068	0.78%	-2.74%
2011	0.25%	1,084,345	19.261601	20,886,221	0.78%	-2.79%
2010	0.00%	972,303	29.216232	28,407,030	1.25%	26.20%
2010	0.10%	134,857	26.461933	3,568,577	1.25%	26.07%
2010	0.20%	201,344	19.913978	4,009,560	1.25%	25.95%
2010	0.25%	1,101,218	19.813788	21,819,300	1.25%	25.89%
NVIT Money Market Fund - Class I (SAM)
2014	0.00%	3,527,039	14.293235	50,412,797	0.00%	0.00%
2014	0.20%	872	11.935475	10,408	0.00%	-0.20%
2014	0.25%	472,682	11.851712	5,602,091	0.00%	-0.25%
2013	0.00%	4,055,705	14.293235	57,967,632	0.00%	0.00%
2013	0.20%	915	11.959420	10,943	0.00%	-0.20%
2013	0.25%	550,956	11.881336	6,546,093	0.00%	-0.25%
2012	0.00%	5,544,294	14.293235	79,245,902	0.00%	0.00%
2012	0.20%	1,247	11.983454	14,943	0.00%	-0.20%
2012	0.25%	563,036	11.911174	6,706,420	0.00%	-0.25%
2011	0.00%	5,903,369	14.293235	84,378,240	0.00%	0.00%
2011	0.20%	1,299	12.007617	15,598	0.00%	-0.20%
2011	0.25%	574,205	11.941153	6,856,670	0.00%	-0.25%
2010	0.00%	6,150,810	14.293225	87,914,911	0.00%	0.00%
2010	0.20%	1,348	12.031632	16,219	0.00%	-0.20%
2010	0.25%	588,365	11.970993	7,043,313	0.00%	-0.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class V (SAM5)
2014	0.00%	1,920,128	$11.731137	$22,525,285	0.00%	0.00%
2014	0.20%	4,418,047	11.448195	50,578,664	0.00%	-0.20%
2014	0.25%	8,212,686	11.378551	93,448,466	0.00%	-0.25%
2013	0.00%	1,733,687	11.731137	20,338,120	0.00%	0.00%
2013	0.10%	77,084	11.600379	894,204	0.00%	-0.10%
2013	0.20%	9,408,960	11.471170	107,931,780	0.00%	-0.20%
2013	0.25%	7,910,243	11.407039	90,232,450	0.00%	-0.25%
2012	0.00%	1,186,217	11.731137	13,915,674	0.00%	0.00%
2012	0.10%	657,353	11.612007	7,633,188	0.00%	-0.10%
2012	0.20%	8,815,071	11.494165	101,321,881	0.00%	-0.20%
2012	0.25%	7,802,771	11.435565	89,229,095	0.00%	-0.25%
2011	0.00%	756,286	11.731137	8,872,095	0.00%	0.00%
2011	0.10%	629,615	11.623696	7,318,453	0.00%	-0.10%
2011	0.20%	8,407,521	11.517285	96,831,816	0.00%	-0.20%
2011	0.25%	9,471,462	11.464248	108,583,189	0.00%	-0.25%
2010	0.00%	528,187	11.731129	6,196,230	0.00%	0.00%
2010	0.10%	1,869,173	11.635333	21,748,450	0.00%	-0.10%
2010	0.20%	8,254,159	11.540261	95,255,149	0.00%	-0.20%
2010	0.25%	10,842,157	11.492942	124,608,282	0.00%	-0.25%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.00%	1,641,194	9.795541	16,076,383	1.06%	-2.04%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.00%	281,697	18.973981	5,344,914	2.81%	-9.46%
2013	0.00%	32,529	20.957356	681,722	2.34%	21.41%
2012	0.00%	39,531	17.262313	682,396	0.39%	17.29%
2011	0.00%	43,242	14.717057	636,395	1.75%	-16.24%
2010	0.00%	50,861	17.570720	893,664	2.15%	6.19%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.00%	706,844	16.038508	11,336,723	0.49%	10.44%
2014	0.20%	2,859	15.826062	45,247	0.49%	10.22%
2014	0.25%	34,585	15.773428	545,524	0.49%	10.16%
2013	0.00%	772,029	14.522943	11,212,119	0.75%	34.74%
2013	0.20%	1,774	14.359257	25,473	0.75%	34.47%
2013	0.25%	43,920	14.318656	628,875	0.75%	34.40%
2012	0.00%	864,055	10.778503	9,313,219	0.46%	16.35%
2012	0.10%	45,035	10.728340	483,151	0.46%	16.24%
2012	0.20%	5,198	10.678331	55,506	0.46%	16.12%
2012	0.25%	68,955	10.653460	734,609	0.46%	16.06%
2011	0.00%	993,419	9.263525	9,202,562	0.01%	-2.91%
2011	0.10%	47,450	9.229646	437,947	0.01%	-3.00%
2011	0.20%	35,052	9.195838	322,333	0.01%	-3.10%
2011	0.25%	139,543	9.179010	1,280,867	0.01%	-3.15%
2010	0.00%	1,140,603	9.540808	10,882,274	0.06%	15.51%
2010	0.10%	50,494	9.515403	480,471	0.06%	15.39%
2010	0.20%	17,386	9.490013	164,993	0.06%	15.28%
2010	0.25%	118,763	9.477375	1,125,561	0.06%	15.22%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.00%	472,606	$15.226743	$7,196,250	1.26%	10.52%
2014	0.20%	1,652	17.300502	28,580	1.26%	10.30%
2014	0.25%	35,213	17.260130	607,781	1.26%	10.24%
2013	0.00%	503,503	13.777622	6,937,074	1.34%	35.44%
2013	0.20%	876	15.685351	13,740	1.34%	35.17%
2013	0.25%	33,020	15.656577	516,980	1.34%	35.10%
2012	0.00%	578,776	10.172659	5,887,691	1.34%	17.81%
2012	0.10%	27,689	11.635430	322,173	1.34%	17.69%
2012	0.20%	3,822	11.604387	44,352	1.34%	17.57%
2012	0.25%	39,721	11.588884	460,322	1.34%	17.52%
2011	0.00%	652,862	8.634796	5,637,330	1.10%	-5.83%
2011	0.10%	29,021	9.886324	286,911	1.10%	-5.92%
2011	0.20%	4,675	9.869840	46,142	1.10%	-6.02%
2011	0.25%	48,213	9.861595	475,457	1.10%	-6.06%
2010	0.00%	694,617	9.169345	6,369,183	0.70%	13.05%
2010	0.10%	31,135	10.508835	327,193	0.70%	5.09%	4/30/2010
2010	0.20%	3,506	10.501786	36,819	0.70%	5.02%	4/30/2010
2010	0.25%	58,810	10.498264	617,403	0.70%	4.98%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.00%	2,121,248	16.103721	34,159,986	0.00%	4.04%
2014	0.20%	664	15.890408	10,551	0.00%	3.83%
2014	0.25%	34,568	15.837535	547,472	0.00%	3.78%
2013	0.00%	2,366,861	15.479098	36,636,780	0.00%	38.94%
2013	0.20%	127	15.304647	1,944	0.00%	38.67%
2013	0.25%	305	15.261350	4,655	0.00%	38.60%
2012	0.00%	2,541,741	11.140525	28,316,329	0.00%	14.90%
2012	0.10%	6,819	11.088680	75,614	0.00%	14.79%
2012	0.20%	3,499	11.037007	38,618	0.00%	14.67%
2012	0.25%	1,906	11.011282	20,988	0.00%	14.62%
2011	0.00%	3,047,277	9.695515	29,544,910	0.00%	-4.23%
2011	0.10%	7,012	9.660066	67,736	0.00%	-4.32%
2011	0.20%	623	9.624698	5,996	0.00%	-4.42%
2011	0.25%	5,101	9.607082	49,006	0.00%	-4.47%
2010	0.00%	3,476,447	10.123676	35,194,423	0.00%	26.82%
2010	0.10%	7,478	10.096737	75,503	0.00%	26.69%
2010	0.25%	5,764	10.056395	57,965	0.00%	26.50%
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2014	0.00%	12,260	19.264433	236,182	3.76%	17.15%
2014	0.20%	4,577	19.009205	87,005	3.76%	16.92%
2014	0.25%	31,287	18.945996	592,763	3.76%	16.86%
2013	0.20%	5,093	16.258572	82,805	1.92%	35.58%
2013	0.25%	3,285	16.212600	53,258	1.92%	35.51%
2012	0.00%	678	12.104426	8,207	1.34%	16.65%
2012	0.20%	350	11.991912	4,197	1.34%	16.42%
2012	0.25%	4,531	11.963973	54,209	1.34%	16.36%
2011	0.00%	1,079	10.376788	11,197	1.08%	-2.09%
2011	0.25%	5,310	10.282114	54,598	1.08%	-2.33%
2010	0.25%	6,739	10.527298	70,943	1.08%	19.37%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.00%	798,637	$19.031857	$15,199,545	1.43%	17.02%
2013	0.00%	801,822	16.263836	13,040,702	1.19%	35.68%
2012	0.00%	861,247	11.987208	10,323,947	1.13%	16.35%
2011	0.00%	946,834	10.303092	9,755,318	0.79%	-2.32%
2010	0.00%	1,131,006	10.547920	11,929,761	1.33%	19.63%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.00%	438,208	27.300408	11,963,257	0.00%	2.81%
2014	0.10%	30,685	26.876162	824,695	0.00%	2.71%
2014	0.20%	38,688	26.458295	1,023,619	0.00%	2.61%
2014	0.25%	44,652	26.251887	1,172,199	0.00%	2.55%
2013	0.00%	463,075	26.553796	12,296,399	0.00%	44.29%
2013	0.10%	34,874	26.167303	912,559	0.00%	44.14%
2013	0.20%	40,523	25.786245	1,044,936	0.00%	44.00%
2013	0.25%	39,942	25.597875	1,022,430	0.00%	43.93%
2012	0.00%	496,782	18.403264	9,142,410	0.00%	13.44%
2012	0.10%	49,739	18.153519	902,938	0.00%	13.32%
2012	0.20%	55,773	17.907035	998,729	0.00%	13.21%
2012	0.25%	77,450	17.785105	1,377,456	0.00%	13.15%
2011	0.00%	563,925	16.223239	9,148,690	0.00%	-0.65%
2011	0.10%	61,780	16.019131	989,662	0.00%	-0.75%
2011	0.20%	47,600	15.817461	752,911	0.00%	-0.85%
2011	0.25%	85,864	15.717643	1,349,580	0.00%	-0.90%
2010	0.00%	583,188	16.329069	9,522,917	0.00%	25.45%
2010	0.10%	46,291	16.139729	747,124	0.00%	25.32%
2010	0.20%	27,210	15.952454	434,066	0.00%	25.20%
2010	0.25%	175,315	15.859701	2,780,443	0.00%	25.13%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.00%	642,484	49.666354	31,909,838	0.52%	7.02%
2014	0.10%	19,561	52.961764	1,035,985	0.52%	6.92%
2014	0.20%	87,344	37.680056	3,291,127	0.52%	6.81%
2014	0.25%	90,236	37.415660	3,376,239	0.52%	6.75%
2013	0.00%	702,734	46.407602	32,612,200	0.83%	40.40%
2013	0.10%	24,770	49.536300	1,227,014	0.83%	40.26%
2013	0.20%	86,171	35.278242	3,039,961	0.83%	40.12%
2013	0.25%	168,547	35.048209	5,907,270	0.83%	40.05%
2012	0.00%	772,200	33.054014	25,524,310	0.83%	20.44%
2012	0.10%	36,881	35.317708	1,302,552	0.83%	20.32%
2012	0.20%	73,102	25.177325	1,840,513	0.83%	20.20%
2012	0.25%	165,813	25.025649	4,149,578	0.83%	20.14%
2011	0.00%	880,940	27.443292	24,175,894	0.43%	-5.07%
2011	0.10%	56,153	29.352122	1,648,210	0.43%	-5.16%
2011	0.20%	90,826	20.945547	1,902,400	0.43%	-5.26%
2011	0.25%	192,080	20.829802	4,000,988	0.43%	-5.31%
2010	0.00%	994,468	28.908970	28,749,046	0.59%	26.60%
2010	0.10%	61,312	30.950627	1,897,645	0.59%	26.48%
2010	0.20%	102,771	22.108296	2,272,092	0.59%	26.35%
2010	0.25%	333,494	21.997105	7,335,903	0.59%	26.29%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.00%	685,999	$42.614090	$29,233,223	0.16%	0.82%
2014	0.10%	21,017	42.757292	898,630	0.16%	0.71%
2014	0.20%	97,531	28.539291	2,783,466	0.16%	0.61%
2014	0.25%	457,689	28.338965	12,970,433	0.16%	0.56%
2013	0.00%	771,546	42.269428	32,612,808	0.13%	40.91%
2013	0.10%	24,324	42.453920	1,032,649	0.13%	40.76%
2013	0.20%	98,202	28.365149	2,785,514	0.13%	40.62%
2013	0.25%	655,038	28.180139	18,459,062	0.13%	40.55%
2012	0.00%	861,431	29.998380	25,841,534	0.15%	15.50%
2012	0.10%	39,733	30.159433	1,198,325	0.15%	15.39%
2012	0.20%	139,263	20.170847	2,809,053	0.15%	15.27%
2012	0.25%	739,156	20.049299	14,819,560	0.15%	15.21%
2011	0.00%	990,245	25.972077	25,718,719	0.53%	-5.56%
2011	0.10%	62,029	26.137692	1,621,295	0.53%	-5.65%
2011	0.20%	163,780	17.498608	2,865,922	0.53%	-5.75%
2011	0.25%	838,331	17.401887	14,588,541	0.53%	-5.79%
2010	0.00%	1,145,604	27.500722	31,504,937	0.27%	25.32%
2010	0.10%	82,358	27.703734	2,281,624	0.27%	25.19%
2010	0.20%	354,127	18.565556	6,574,565	0.27%	25.07%
2010	0.25%	1,292,376	18.472172	23,872,992	0.27%	25.01%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.00%	421,651	22.789085	9,609,040	3.14%	3.88%
2014	0.10%	19,482	21.909355	426,838	3.14%	3.78%
2014	0.20%	21,736	20.812445	452,379	3.14%	3.68%
2014	0.25%	51,475	20.666439	1,063,805	3.14%	3.62%
2013	0.00%	459,866	21.937138	10,088,144	3.31%	-1.12%
2013	0.10%	23,955	21.111396	505,723	3.31%	-1.22%
2013	0.20%	19,485	20.074490	391,151	3.31%	-1.32%
2013	0.25%	35,590	19.943635	709,794	3.31%	-1.37%
2012	0.00%	502,846	22.186564	11,156,425	2.47%	12.25%
2012	0.10%	43,545	21.372809	930,679	2.47%	12.14%
2012	0.20%	22,681	20.343390	461,408	2.47%	12.02%
2012	0.25%	50,355	20.220894	1,018,223	2.47%	11.97%
2011	0.00%	570,373	19.765394	11,273,647	4.21%	5.55%
2011	0.10%	102,896	19.059523	1,961,149	4.21%	5.44%
2011	0.20%	19,541	18.159702	354,859	4.21%	5.34%
2011	0.25%	36,977	18.059416	667,783	4.21%	5.28%
2010	0.00%	628,182	18.726591	11,763,707	6.64%	10.59%
2010	0.10%	65,852	18.075827	1,190,329	6.64%	10.48%
2010	0.20%	18,613	17.239635	320,881	6.64%	10.37%
2010	0.25%	358,111	17.152974	6,142,669	6.64%	10.31%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class I (NVSTB1)
2014	0.10%	815,788	$11.637049	$9,493,365	0.90%	0.67%
2014	0.20%	33,789	11.559700	390,591	0.90%	0.57%
2014	0.25%	1,340,967	11.521251	15,449,617	0.90%	0.52%
2013	0.00%	948	11.625509	11,021	1.51%	0.33%
2013	0.10%	1,755,104	11.559851	20,288,741	1.51%	0.23%
2013	0.20%	17,901	11.494507	205,763	1.51%	0.13%
2013	0.25%	1,320,778	11.461984	15,138,736	1.51%	0.08%
2012	0.00%	850	11.587099	9,849	2.62%	3.83%
2012	0.10%	2,046,482	11.533202	23,602,490	2.62%	3.72%
2012	0.20%	15,166	11.479462	174,098	2.62%	3.62%
2012	0.25%	462,893	11.452722	5,301,385	2.62%	3.57%
2011	0.00%	746	11.160218	8,326	1.81%	1.45%
2011	0.20%	9,972	11.078737	110,477	1.81%	1.24%
2011	0.25%	479,653	11.058467	5,304,227	1.81%	1.19%
2010	0.00%	1,405	11.001081	15,457	1.63%	2.68%
2010	0.20%	7,406	10.942569	81,041	1.63%	2.48%
2010	0.25%	499,595	10.927993	5,459,571	1.63%	2.43%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.00%	164,622	11.507465	1,894,382	0.97%	0.49%
2013	0.00%	163,595	11.450912	1,873,312	0.98%	0.11%
2012	0.00%	201,309	11.438838	2,302,741	1.30%	3.52%
2011	0.00%	218,639	11.049485	2,415,848	1.50%	1.30%
2010	0.00%	365,359	10.907906	3,985,302	1.37%	2.42%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.00%	5,400,878	24.521987	132,440,260	0.71%	8.80%
2013	0.00%	5,982,076	22.538634	134,827,822	0.79%	36.70%
2012	0.00%	6,636,497	16.487341	109,418,189	0.70%	18.68%
2011	0.00%	7,462,793	13.891692	103,670,822	0.67%	-2.23%
2010	0.00%	8,648,974	14.209081	122,893,972	0.06%	8.80%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.00%	28,263	16.010507	452,505	3.75%	-8.15%
2013	0.00%	29,863	17.430436	520,525	1.87%	20.09%
2012	0.00%	35,997	14.513999	522,460	2.54%	19.56%
2011	0.00%	35,418	12.139096	429,943	3.30%	-12.43%
2010	0.00%	11,957	13.861453	165,741	2.33%	6.35%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.00%	475,177	23.506089	11,169,553	1.76%	9.17%
2014	0.10%	59,580	19.544819	1,164,480	1.76%	9.06%
2014	0.25%	2,197	19.053909	41,861	1.76%	8.90%
2013	0.00%	506,620	21.531960	10,908,522	0.00%	35.64%
2013	0.10%	48,119	17.921285	862,354	0.00%	35.50%
2013	0.25%	196	17.497385	3,429	0.00%	35.30%
2012	0.00%	495,063	15.874436	7,858,846	1.18%	18.46%
2012	0.10%	39,021	13.225670	516,079	1.18%	18.35%
2012	0.25%	143	12.932205	1,849	1.18%	18.17%
2011	0.00%	610,041	13.400181	8,174,660	1.31%	-2.32%
2011	0.10%	61,552	11.175452	687,871	1.31%	-2.42%
2011	0.25%	156	10.943926	1,707	1.31%	-2.57%
2010	0.00%	667,292	13.719138	9,154,671	1.53%	15.77%
2010	0.10%	61,360	11.452871	702,748	1.53%	15.66%
2010	0.25%	157	11.232402	1,763	1.53%	15.48%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.00%	1,966,709	$15.751218	$30,978,062	3.00%	28.88%
2014	0.20%	57,979	31.248643	1,811,765	3.00%	28.63%
2014	0.25%	207,316	31.160306	6,460,030	3.00%	28.56%
2013	0.00%	2,029,128	12.221280	24,798,541	1.49%	3.05%
2013	0.20%	29,025	24.294127	705,137	1.49%	2.84%
2013	0.25%	216,320	24.237549	5,243,067	1.49%	2.79%
2012	0.00%	2,229,784	11.860098	26,445,457	1.03%	15.79%
2012	0.20%	23,596	23.623351	557,417	1.03%	15.55%
2012	0.25%	202,477	23.580128	4,774,434	1.03%	15.50%
2011	0.00%	2,496,219	10.243095	25,569,008	0.89%	6.50%
2011	0.20%	10,686	20.443475	218,459	0.89%	6.29%
2011	0.25%	208,462	20.416293	4,256,021	0.89%	6.23%
2010	0.00%	2,741,940	9.617905	26,371,718	1.94%	30.18%
2010	0.20%	99	19.234046	1,904	1.94%	29.92%
2010	0.25%	99,872	19.218051	1,919,345	1.94%	29.86%
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2014	0.00%	2,183	11.822850	25,809	2.05%	3.34%
2013	0.00%	140	11.440971	1,602	5.98%	14.41%	5/1/2013
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2014	0.00%	191	11.485747	2,194	1.50%	2.09%
NVIT Small Cap Index Fund Class II (NVSIX2)
2014	0.00%	18,330	13.257084	243,002	1.19%	4.55%
2013	0.00%	5,103	12.679935	64,706	1.58%	26.80%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2014	0.00%	121,451	13.417375	1,629,554	3.36%	13.36%
2013	0.00%	42,973	11.835951	508,626	2.83%	18.36%	5/1/2013
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2014	0.00%	10	10.951171	110	0.10%	2.75%
2013	0.00%	320	10.658086	3,411	0.83%	6.58%	5/1/2013
VPS Growth and Income Portfolio - Class A (ALVGIA)
2014	0.00%	157,691	28.696834	4,525,232	1.55%	9.54%
2014	0.10%	85,342	28.345326	2,419,047	1.55%	9.43%
2014	0.20%	26,350	27.998136	737,751	1.55%	9.32%
2014	0.25%	561,703	27.826142	15,630,027	1.55%	9.27%
2013	0.00%	162,202	26.197145	4,249,229	1.26%	34.96%
2013	0.10%	73,538	25.902147	1,904,792	1.26%	34.83%
2013	0.20%	21,338	25.610480	546,476	1.26%	34.69%
2013	0.25%	318,807	25.465870	8,118,698	1.26%	34.63%
2012	0.00%	162,645	19.410515	3,157,023	1.56%	17.52%
2012	0.10%	72,424	19.211121	1,391,346	1.56%	17.41%
2012	0.20%	5,771	19.013781	109,729	1.56%	17.29%
2012	0.25%	225,551	18.915871	4,266,494	1.56%	17.23%
2011	0.00%	170,800	16.516082	2,820,947	1.24%	6.32%
2011	0.10%	76,305	16.362810	1,248,564	1.24%	6.21%
2011	0.20%	3,854	16.210964	62,477	1.24%	6.10%
2011	0.25%	199,320	16.135567	3,216,141	1.24%	6.05%
2010	0.00%	200,244	15.534777	3,110,746	0.00%	13.09%
2010	0.10%	70,827	15.405969	1,091,159	0.00%	12.98%
2010	0.20%	8,723	15.278240	133,272	0.00%	12.87%
2010	0.25%	451,505	15.214771	6,869,545	0.00%	12.81%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS International Value Portfolio - Class A (ALVIVA)
2014	0.00%	286,615	$8.446277	$2,420,830	3.43%	-6.21%
2014	0.20%	180,956	8.301038	1,502,123	3.43%	-6.40%
2014	0.25%	552,604	8.265079	4,567,316	3.43%	-6.45%
2013	0.00%	517,203	9.005605	4,657,726	6.94%	23.00%
2013	0.20%	183,877	8.868473	1,630,708	6.94%	22.76%
2013	0.25%	605,126	8.834487	5,345,978	6.94%	22.70%
2012	0.00%	304,664	7.321422	2,230,574	1.40%	14.53%
2012	0.20%	168,677	7.224352	1,218,582	1.40%	14.30%
2012	0.25%	662,753	7.200265	4,771,997	1.40%	14.25%
2011	0.00%	267,669	6.392469	1,711,066	3.98%	-19.25%
2011	0.20%	344,180	6.320359	2,175,341	3.98%	-19.41%
2011	0.25%	1,118,669	6.302451	7,050,357	3.98%	-19.45%
2010	0.00%	200,883	7.916459	1,590,282	2.85%	4.59%
2010	0.20%	257,323	7.842837	2,018,142	2.85%	4.38%
2010	0.25%	1,687,168	7.824523	13,201,285	2.85%	4.33%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.00%	327,750	39.225701	12,856,224	0.72%	9.20%
2014	0.20%	75,593	38.320927	2,896,794	0.72%	8.98%
2014	0.25%	111,832	38.098085	4,260,585	0.72%	8.93%
2013	0.00%	261,670	35.921574	9,399,598	0.63%	38.06%
2013	0.20%	60,120	35.163273	2,114,016	0.63%	37.78%
2013	0.25%	91,538	34.976283	3,201,659	0.63%	37.71%
2012	0.00%	246,289	26.019263	6,408,258	0.56%	18.75%
2012	0.20%	69,059	25.520947	1,762,451	0.56%	18.51%
2012	0.25%	78,182	25.397917	1,985,660	0.56%	18.45%
2011	0.00%	255,634	21.911401	5,601,299	0.47%	-8.39%
2011	0.20%	105,642	21.534889	2,274,989	0.47%	-8.57%
2011	0.25%	120,161	21.441818	2,576,470	0.47%	-8.62%
2010	0.00%	276,981	23.918151	6,624,873	0.45%	26.91%
2010	0.20%	11,224	23.554154	264,372	0.45%	26.65%
2010	0.25%	194,464	23.464072	4,562,917	0.45%	26.59%
VP Capital Appreciation Fund - Class I (ACVCA)
2014	0.00%	12,862	11.086033	142,589	0.00%	10.86%	4/25/2014
2014	0.10%	36,389	11.078445	403,134	0.00%	10.78%	4/25/2014
2014	0.20%	57,894	11.070868	640,937	0.00%	10.71%	4/25/2014
2014	0.25%	37,927	11.067076	419,741	0.00%	10.67%	4/25/2014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2014	0.00%	620,823	$28.210605	$17,513,792	2.04%	12.50%
2014	0.10%	73,599	21.379946	1,573,543	2.04%	12.39%
2014	0.20%	95,825	20.756489	1,988,991	2.04%	12.28%
2014	0.25%	109,387	20.610781	2,254,552	2.04%	12.22%
2013	0.00%	666,647	25.075388	16,716,432	2.22%	35.82%
2013	0.10%	58,965	19.022865	1,121,683	2.22%	35.68%
2013	0.20%	76,367	18.486622	1,411,768	2.22%	35.55%
2013	0.25%	98,961	18.366027	1,817,520	2.22%	35.48%
2012	0.00%	710,262	18.462191	13,112,993	2.10%	14.74%
2012	0.10%	74,411	14.019920	1,043,236	2.10%	14.63%
2012	0.20%	98,053	13.638317	1,337,278	2.10%	14.51%
2012	0.25%	101,923	13.556114	1,381,680	2.10%	14.46%
2011	0.00%	786,408	16.089880	12,653,210	1.56%	3.11%
2011	0.10%	93,936	12.230669	1,148,900	1.56%	3.01%
2011	0.20%	118,559	11.909699	1,412,002	1.56%	2.91%
2011	0.25%	99,798	11.843849	1,181,992	1.56%	2.86%
2010	0.00%	850,874	15.604299	13,277,292	1.54%	14.15%
2010	0.10%	88,094	11.873399	1,045,975	1.54%	14.03%
2010	0.20%	139,375	11.573339	1,613,034	1.54%	13.92%
2010	0.25%	93,837	11.515093	1,080,542	1.54%	13.86%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.00%	783,544	15.962763	12,507,527	1.30%	3.30%
2013	0.00%	880,216	15.452863	13,601,857	1.80%	-8.48%
2012	0.00%	2,163,527	16.884507	36,530,087	2.45%	7.39%
2011	0.00%	2,138,750	15.723236	33,628,071	4.02%	11.74%
2010	0.00%	2,220,925	14.070730	31,250,036	1.67%	5.12%
VP International Fund - Class I (ACVI)
2014	0.00%	478	22.531408	10,770	1.93%	-5.51%
2014	0.10%	42,373	18.221565	772,102	1.93%	-5.60%
2014	0.20%	20,376	14.213622	289,617	1.93%	-5.70%
2014	0.25%	55,781	14.113952	787,290	1.93%	-5.74%
2013	0.00%	478	23.844377	11,398	1.66%	22.41%
2013	0.10%	47,393	19.302687	914,812	1.66%	22.29%
2013	0.20%	80,839	15.072019	1,218,407	1.66%	22.17%
2013	0.25%	114,132	14.973813	1,708,991	1.66%	22.10%
2012	0.00%	478	19.479115	9,311	0.95%	21.16%
2012	0.10%	62,568	15.784654	987,614	0.95%	21.04%
2012	0.20%	81,406	12.337365	1,004,336	0.95%	20.92%
2012	0.25%	124,136	12.263107	1,522,293	0.95%	20.86%
2011	0.00%	478	16.077026	7,685	2.03%	-12.04%
2011	0.10%	86,616	13.040872	1,129,548	2.03%	-12.13%
2011	0.20%	82,449	10.203033	841,230	2.03%	-12.22%
2011	0.25%	210,964	10.146695	2,140,587	2.03%	-12.26%
2010	0.00%	478	18.277925	8,737	2.46%	13.29%
2010	0.10%	83,179	14.840952	1,234,456	2.46%	13.18%
2010	0.20%	82,185	11.623003	955,237	2.46%	13.07%
2010	0.25%	657,819	11.564596	7,607,411	2.46%	13.01%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.00%	374,202	$27.298795	$10,215,264	1.17%	16.42%
2014	0.20%	21,248	26.776248	568,942	1.17%	16.19%
2014	0.25%	97,396	26.647083	2,595,319	1.17%	16.13%
2013	0.00%	340,654	23.448028	7,987,665	1.23%	30.11%
2013	0.20%	49,119	23.045206	1,131,957	1.23%	29.85%
2013	0.25%	92,345	22.945511	2,118,903	1.23%	29.79%
2012	0.00%	268,264	18.021035	4,834,395	2.06%	16.33%
2012	0.20%	40,982	17.746877	727,303	2.06%	16.09%
2012	0.25%	88,101	17.678937	1,557,532	2.06%	16.04%
2011	0.00%	243,163	15.491583	3,766,980	1.38%	-0.69%
2011	0.20%	4,491	15.286517	68,652	1.38%	-0.89%
2011	0.25%	90,003	15.235631	1,371,252	1.38%	-0.94%
2010	0.00%	207,868	15.599747	3,242,688	2.38%	19.25%
2010	0.20%	267	15.424007	4,118	2.38%	19.02%
2010	0.25%	75,893	15.380339	1,167,260	2.38%	18.96%
VP Ultra(R) Fund - Class I (ACVU1)
2014	0.10%	48,289	20.808430	1,004,818	0.36%	9.88%
2014	0.25%	29,093	20.416753	593,985	0.36%	9.72%
2013	0.10%	49,193	18.936563	931,546	0.52%	36.94%
2013	0.25%	25,479	18.608010	474,113	0.52%	36.73%
2012	0.10%	58,200	13.828695	804,830	0.00%	13.81%
2012	0.20%	1,879	13.681924	25,708	0.00%	13.70%
2012	0.25%	27,639	13.609145	376,143	0.00%	13.64%
2011	0.10%	96,658	12.150697	1,174,462	0.00%	0.97%
2011	0.20%	1,235	12.033779	14,862	0.00%	0.86%
2011	0.25%	21,670	11.975768	259,515	0.00%	0.81%
2010	0.10%	65,269	12.034525	785,481	0.53%	15.97%
2010	0.20%	720	11.930621	8,590	0.53%	15.85%
2010	0.25%	20,009	11.879037	237,688	0.53%	15.79%
VP Value Fund - Class I (ACVV)
2014	0.00%	98,380	36.207932	3,562,136	1.56%	13.08%
2014	0.10%	106,841	35.306045	3,772,133	1.56%	12.97%
2014	0.20%	83,440	30.308269	2,528,922	1.56%	12.85%
2014	0.25%	524,830	30.095564	15,795,055	1.56%	12.80%
2013	0.00%	88,716	32.019810	2,840,669	1.65%	31.73%
2013	0.10%	93,423	31.253476	2,919,793	1.65%	31.59%
2013	0.20%	52,498	26.856208	1,409,897	1.65%	31.46%
2013	0.25%	488,846	26.681063	13,042,931	1.65%	31.40%
2012	0.00%	76,100	24.307940	1,849,834	1.93%	14.58%
2012	0.10%	104,420	23.749898	2,479,964	1.93%	14.46%
2012	0.20%	39,924	20.428748	815,597	1.93%	14.35%
2012	0.25%	420,143	20.305662	8,531,282	1.93%	14.29%
2011	0.00%	58,917	21.215636	1,249,962	1.94%	1.01%
2011	0.10%	134,565	20.749366	2,792,138	1.94%	0.91%
2011	0.20%	152,212	17.865705	2,719,375	1.94%	0.81%
2011	0.25%	446,252	17.766964	7,928,543	1.94%	0.76%
2010	0.00%	36,231	21.002542	760,943	1.87%	13.42%
2010	0.10%	128,712	20.561475	2,646,509	1.87%	13.31%
2010	0.20%	123,078	17.721598	2,181,139	1.87%	13.20%
2010	0.25%	720,784	17.632449	12,709,187	1.87%	13.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Stock Portfolio - Initial Shares (DVMCS)
2014	0.00%	469	$33.517249	$15,720	0.81%	12.09%
2014	0.10%	39,782	33.106688	1,317,050	0.81%	11.98%
2014	0.20%	10,198	32.701125	333,486	0.81%	11.87%
2014	0.25%	54,442	32.500253	1,769,379	0.81%	11.81%
2013	0.10%	35,855	29.565253	1,060,062	1.18%	34.86%
2013	0.25%	20,083	29.067260	583,758	1.18%	34.66%
2012	0.10%	38,571	21.923330	845,605	0.48%	19.55%
2012	0.25%	17,878	21.586376	385,921	0.48%	19.38%
2011	0.10%	43,424	18.337473	796,286	0.73%	0.29%
2011	0.25%	18,036	18.082797	326,141	0.73%	0.14%
2010	0.10%	47,760	18.283588	873,224	0.78%	26.97%
2010	0.25%	44,864	18.056676	810,095	0.78%	26.78%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.00%	624,778	29.396200	18,366,099	0.55%	5.12%
2014	0.10%	97,766	29.026163	2,837,772	0.55%	5.02%
2014	0.20%	934,202	28.660785	26,774,963	0.55%	4.91%
2014	0.25%	1,614,486	28.479841	45,980,305	0.55%	4.86%
2013	0.00%	651,809	27.964008	18,227,192	0.95%	40.71%
2013	0.10%	89,213	27.639636	2,465,815	0.95%	40.57%
2013	0.20%	878,154	27.319009	23,990,297	0.95%	40.43%
2013	0.25%	1,345,720	27.160116	36,549,911	0.95%	40.36%
2012	0.00%	615,579	19.873008	12,233,406	0.44%	15.74%
2012	0.10%	101,734	19.662128	2,000,307	0.44%	15.63%
2012	0.20%	628,591	19.453459	12,228,269	0.44%	15.51%
2012	0.25%	1,097,714	19.349975	21,240,738	0.44%	15.45%
2011	0.00%	616,559	17.170194	10,586,438	0.58%	0.56%
2011	0.10%	129,294	17.005028	2,198,648	0.58%	0.46%
2011	0.20%	491,347	16.841422	8,274,982	0.58%	0.36%
2011	0.25%	1,140,414	16.760220	19,113,590	0.58%	0.31%
2010	0.00%	595,639	17.074091	10,169,994	0.58%	25.83%
2010	0.10%	136,498	16.926721	2,310,464	0.58%	25.70%
2010	0.20%	484,419	16.780615	8,128,849	0.58%	25.58%
2010	0.25%	890,399	16.708035	14,876,818	0.58%	25.51%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.00%	670,354	$28.328449	$18,990,089	1.81%	8.09%
2014	0.10%	67,043	20.625601	1,382,802	1.81%	7.98%
2014	0.20%	56,673	19.100354	1,082,474	1.81%	7.88%
2014	0.25%	341,797	18.966325	6,482,633	1.81%	7.82%
2013	0.00%	739,540	26.207830	19,381,739	1.96%	21.10%
2013	0.10%	72,101	19.100698	1,377,179	1.96%	20.98%
2013	0.20%	68,038	17.705908	1,204,675	1.96%	20.86%
2013	0.25%	780,497	17.590458	13,729,300	1.96%	20.80%
2012	0.00%	906,682	21.640941	19,621,452	3.70%	10.43%
2012	0.10%	116,955	15.788040	1,846,490	3.70%	10.32%
2012	0.20%	168,235	14.649790	2,464,607	3.70%	10.21%
2012	0.25%	768,680	14.561536	11,193,161	3.70%	10.15%
2011	0.00%	858,429	19.596966	16,822,604	1.65%	9.01%
2011	0.10%	119,200	14.311206	1,705,896	1.65%	8.90%
2011	0.20%	125,298	13.292747	1,665,555	1.65%	8.79%
2011	0.25%	655,712	13.219278	8,668,039	1.65%	8.74%
2010	0.00%	843,704	17.976967	15,167,239	2.23%	15.32%
2010	0.10%	103,883	13.141262	1,365,154	2.23%	15.20%
2010	0.20%	119,634	12.218237	1,461,717	2.23%	15.09%
2010	0.25%	597,689	12.156773	7,265,969	2.23%	15.03%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2014	0.00%	47,065	22.681585	1,067,509	0.00%	1.59%
2013	0.00%	61,048	22.325546	1,362,930	0.00%	48.55%
2012	0.00%	61,690	15.029274	927,156	0.00%	20.56%
2011	0.00%	57,519	12.465849	717,023	0.43%	-13.85%
2010	0.00%	72,500	14.469098	1,049,010	0.70%	31.15%
International Value Portfolio - Initial Shares (DVIV)
2014	0.00%	24,181	19.387863	468,818	2.00%	-9.32%
2014	0.10%	39,503	19.150323	756,495	2.00%	-9.41%
2014	0.20%	78,171	18.915741	1,478,662	2.00%	-9.50%
2014	0.25%	149,348	18.799462	2,807,662	2.00%	-9.55%
2013	0.00%	21,448	21.380338	458,565	2.00%	22.99%
2013	0.10%	35,583	21.139524	752,208	2.00%	22.87%
2013	0.20%	106,577	20.901474	2,227,616	2.00%	22.75%
2013	0.25%	382,627	20.783391	7,952,287	2.00%	22.69%
2012	0.00%	20,685	17.383341	359,574	3.81%	12.67%
2012	0.10%	38,821	17.204731	667,905	3.81%	12.55%
2012	0.20%	101,836	17.028001	1,734,064	3.81%	12.44%
2012	0.25%	389,888	16.940266	6,604,806	3.81%	12.38%
2011	0.00%	13,744	15.429086	212,057	2.15%	-18.48%
2011	0.10%	50,393	15.285871	770,301	2.15%	-18.56%
2011	0.20%	403,332	15.144010	6,108,064	2.15%	-18.64%
2011	0.25%	484,217	15.073543	7,298,866	2.15%	-18.68%
2010	0.00%	10,726	18.926715	203,008	1.87%	4.45%
2010	0.10%	56,264	18.769778	1,056,063	1.87%	4.35%
2010	0.20%	425,859	18.614188	7,927,019	1.87%	4.25%
2010	0.25%	760,614	18.536839	14,099,379	1.87%	4.19%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
2014	0.00%	3,857	$15.040880	$58,013	0.72%	5.09%
2014	0.20%	27,163	14.823987	402,664	0.72%	4.88%
2014	0.25%	17,121	14.770258	252,882	0.72%	4.83%
2013	0.00%	79,541	14.311958	1,138,387	0.53%	34.70%
2013	0.20%	20,031	14.133817	283,114	0.53%	34.43%
2013	0.25%	24,523	14.089630	345,520	0.53%	34.36%
2012	0.00%	11,694	10.625374	124,253	1.21%	13.38%
2012	0.20%	14,154	10.514104	148,817	1.21%	13.15%
2012	0.25%	32,089	10.486475	336,500	1.21%	13.10%
2011	0.00%	9,646	9.371332	90,396	0.59%	-6.33%
2011	0.20%	117,245	9.291802	1,089,417	0.59%	-6.52%
2011	0.25%	68,729	9.272036	637,258	0.59%	-6.57%
2010	0.00%	14,853	10.004800	148,601	0.91%	22.66%
2010	0.20%	105,748	9.939712	1,051,105	0.91%	22.42%
2010	0.25%	66,739	9.923523	662,286	0.91%	22.36%
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
2014	0.20%	2,816	14.474185	40,759	1.40%	10.14%
2014	0.25%	7,950	14.447661	114,859	1.40%	10.08%
2013	0.20%	2,803	13.142143	36,837	1.66%	30.28%
2013	0.25%	8,446	13.124631	110,851	1.66%	30.21%
2012	0.20%	1,318	10.087692	13,296	1.67%	9.22%
2012	0.25%	11,902	10.079282	119,964	1.67%	9.16%
2011	0.20%	2,801	9.236333	25,871	0.00%	-7.64%	5/2/2011
2011	0.25%	15,749	9.233267	145,415	0.00%	-7.67%	5/2/2011
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2014	0.00%	43,124	18.372369	792,290	1.71%	-0.97%
2013	0.00%	43,232	18.551848	802,033	0.96%	16.45%
2012	0.00%	43,680	15.930913	695,862	0.63%	10.17%
2011	0.00%	80,819	14.459762	1,168,624	0.58%	-5.29%
2010	0.00%	55,080	15.267952	840,959	0.87%	13.07%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.00%	760,940	22.121022	16,832,770	3.86%	3.79%
2014	0.10%	49,705	21.777285	1,082,440	3.86%	3.69%
2014	0.20%	44,039	21.438891	944,147	3.86%	3.59%
2014	0.25%	429,116	21.271652	9,128,006	3.86%	3.53%
2013	0.00%	786,537	21.312631	16,763,173	4.25%	1.03%
2013	0.10%	36,888	21.002441	774,738	4.25%	0.93%
2013	0.20%	15,168	20.696773	313,929	4.25%	0.83%
2013	0.25%	511,091	20.545590	10,500,666	4.25%	0.78%
2012	0.00%	838,044	21.094313	17,677,962	4.22%	9.72%
2012	0.10%	43,716	20.808093	909,647	4.22%	9.61%
2012	0.20%	15,627	20.525765	320,756	4.22%	9.50%
2012	0.25%	558,099	20.386022	11,377,418	4.22%	9.45%
2011	0.00%	922,533	19.225225	17,735,904	5.17%	2.27%
2011	0.10%	53,578	18.983394	1,017,092	5.17%	2.17%
2011	0.20%	8,024	18.744605	150,407	5.17%	2.07%
2011	0.25%	765,984	18.626322	14,267,465	5.17%	2.02%
2010	0.00%	1,065,571	18.798086	20,030,695	4.78%	8.50%
2010	0.10%	73,085	18.580145	1,357,930	4.78%	8.40%
2010	0.20%	2,408	18.364732	44,222	4.78%	8.29%
2010	0.25%	852,101	18.257953	15,557,620	4.78%	8.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Contrafund(R) Portfolio - Service Class (FCS)
2014	0.00%	35,690	$41.020883	$1,464,035	0.79%	11.82%
2014	0.10%	244,457	29.336804	7,171,587	0.79%	11.70%
2014	0.20%	614,902	27.393898	16,844,563	0.79%	11.59%
2014	0.25%	1,281,324	27.201727	34,854,226	0.79%	11.54%
2013	0.00%	44,502	36.685914	1,632,597	0.97%	31.14%
2013	0.10%	227,298	26.262819	5,969,486	0.97%	31.01%
2013	0.20%	694,696	24.548020	17,053,411	0.97%	30.88%
2013	0.25%	1,740,999	24.388004	42,459,491	0.97%	30.82%
2012	0.00%	39,228	27.973584	1,097,348	1.22%	16.31%
2012	0.10%	350,542	20.045837	7,026,908	1.22%	16.19%
2012	0.20%	750,624	18.755703	14,078,481	1.22%	16.08%
2012	0.25%	1,859,639	18.642752	34,668,789	1.22%	16.02%
2011	0.00%	12,792	24.051295	307,664	0.87%	-2.64%
2011	0.10%	472,515	17.252407	8,152,021	0.87%	-2.73%
2011	0.20%	843,296	16.158243	13,626,182	0.87%	-2.83%
2011	0.25%	2,116,454	16.068977	34,009,251	0.87%	-2.88%
2010	0.00%	21,505	24.702642	531,230	0.54%	17.11%
2010	0.10%	508,353	17.737330	9,016,825	0.54%	16.99%
2010	0.20%	788,579	16.629006	13,113,285	0.54%	16.87%
2010	0.25%	2,728,984	16.545389	45,152,102	0.54%	16.82%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.00%	405,538	19.788975	8,025,181	0.71%	-12.76%
2013	0.00%	422,224	22.684649	9,578,003	0.68%	24.15%
2012	0.00%	500,432	18.272664	9,144,226	0.74%	4.73%
2011	0.00%	594,575	17.446617	10,373,322	0.83%	-5.20%
2010	0.00%	542,677	18.403422	9,987,114	0.35%	19.16%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.00%	1,768,632	26.625089	47,089,984	2.59%	8.65%
2014	0.10%	84,793	22.992020	1,949,562	2.59%	8.54%
2014	0.20%	172,847	21.025481	3,634,191	2.59%	8.43%
2014	0.25%	501,188	20.877991	10,463,799	2.59%	8.38%
2013	0.00%	1,946,734	24.506129	47,706,915	2.39%	28.01%
2013	0.10%	130,184	21.183368	2,757,736	2.39%	27.88%
2013	0.20%	217,046	19.390917	4,208,721	2.39%	27.76%
2013	0.25%	759,380	19.264514	14,629,087	2.39%	27.69%
2012	0.00%	2,108,689	19.143712	40,368,135	2.97%	17.19%
2012	0.10%	164,157	16.564582	2,719,192	2.97%	17.07%
2012	0.20%	259,357	15.178109	3,936,549	2.97%	16.95%
2012	0.25%	808,889	15.086704	12,203,469	2.97%	16.89%
2011	0.00%	2,387,273	16.335975	38,998,432	2.29%	0.86%
2011	0.10%	201,437	14.149286	2,850,190	2.29%	0.76%
2011	0.20%	265,212	12.977974	3,441,914	2.29%	0.66%
2011	0.25%	729,727	12.906284	9,418,064	2.29%	0.61%
2010	0.00%	2,608,980	16.196839	42,257,229	1.70%	15.09%
2010	0.10%	221,619	14.042784	3,112,148	1.70%	14.97%
2010	0.20%	512,456	12.893153	6,607,174	1.70%	14.86%
2010	0.25%	1,075,614	12.828331	13,798,332	1.70%	14.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.00%	120,351	$17.810892	$2,143,559	1.52%	4.35%
2014	0.20%	18,385	17.469979	321,186	1.52%	4.14%
2014	0.25%	2,595	17.385775	45,116	1.52%	4.09%
2013	0.00%	127,302	17.068509	2,172,855	1.61%	13.39%
2013	0.20%	17,126	16.775321	287,294	1.61%	13.17%
2013	0.25%	2,425	16.702809	40,504	1.61%	13.11%
2012	0.00%	131,678	15.052634	1,982,101	1.75%	11.69%
2012	0.20%	15,546	14.823672	230,449	1.75%	11.46%
2012	0.25%	2,211	14.766979	32,650	1.75%	11.41%
2011	0.00%	147,851	13.477731	1,992,696	2.20%	-0.28%
2011	0.20%	27,132	13.299351	360,838	2.20%	-0.48%
2011	0.25%	3,966	13.255123	52,570	2.20%	-0.53%
2010	0.00%	136,140	13.516167	1,840,091	2.19%	12.74%
2010	0.20%	4,973	13.363919	66,459	2.19%	12.51%
2010	0.25%	714	13.326120	9,515	2.19%	12.46%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.00%	400,798	18.459232	7,398,423	1.76%	4.66%
2014	0.20%	273,844	18.105869	4,958,184	1.76%	4.46%
2014	0.25%	559,360	18.018560	10,078,862	1.76%	4.40%
2013	0.00%	422,314	17.636606	7,448,186	2.00%	15.95%
2013	0.20%	183,456	17.333636	3,179,960	2.00%	15.72%
2013	0.25%	479,412	17.258677	8,274,017	2.00%	15.67%
2012	0.00%	426,569	15.209948	6,488,092	2.06%	13.19%
2012	0.20%	161,122	14.978574	2,413,378	2.06%	12.96%
2012	0.25%	270,796	14.921259	4,040,617	2.06%	12.90%
2011	0.00%	419,318	13.437783	5,634,704	2.27%	-1.12%
2011	0.20%	107,464	13.259920	1,424,964	2.27%	-1.32%
2011	0.25%	254,766	13.215803	3,366,937	2.27%	-1.37%
2010	0.00%	329,369	13.590648	4,476,338	2.28%	14.52%
2010	0.20%	17,386	13.437543	233,625	2.28%	14.29%
2010	0.25%	215,574	13.399524	2,888,589	2.28%	14.23%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.00%	264,765	19.265178	5,100,745	1.60%	4.86%
2014	0.20%	114,348	18.896274	2,160,751	1.60%	4.65%
2014	0.25%	144,696	18.805145	2,721,029	1.60%	4.60%
2013	0.00%	250,440	18.372029	4,601,091	1.87%	21.50%
2013	0.20%	88,333	18.056318	1,594,969	1.87%	21.25%
2013	0.25%	104,480	17.978225	1,878,365	1.87%	21.19%
2012	0.00%	240,346	15.121452	3,634,381	1.99%	15.48%
2012	0.20%	71,930	14.891344	1,071,134	1.99%	15.25%
2012	0.25%	64,495	14.834352	956,742	1.99%	15.19%
2011	0.00%	257,152	13.094199	3,367,199	2.22%	-2.70%
2011	0.20%	89,919	12.920810	1,161,826	2.22%	-2.89%
2011	0.25%	157,867	12.877813	2,032,982	2.22%	-2.94%
2010	0.00%	236,147	13.457007	3,177,832	2.16%	16.00%
2010	0.20%	8,368	13.305353	111,339	2.16%	15.77%
2010	0.25%	52,993	13.267698	703,095	2.16%	15.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
2014	0.20%	77,001	$11.834695	$911,283	1.27%	3.49%
2014	0.25%	10,840	11.810581	128,027	1.27%	3.43%
2013	0.20%	132,461	11.436099	1,514,837	1.48%	5.17%
2013	0.25%	18,704	11.418503	213,572	1.48%	5.12%
2012	0.20%	133,054	10.874034	1,446,834	1.44%	6.21%
2012	0.25%	18,872	10.862729	205,001	1.44%	6.15%
2011	0.20%	157,557	10.238465	1,613,142	1.77%	1.36%
2011	0.25%	22,966	10.232950	235,010	1.77%	1.31%
VIP Growth & Income Portfolio - Service Class (FGIS)
2010	0.20%	7,884	8.550246	67,410	0.70%	14.43%
2010	0.25%	1,131	8.537429	9,656	0.70%	14.38%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2014	0.00%	5,557	21.454903	119,225	0.14%	12.10%
2014	0.10%	134,645	17.188872	2,314,396	0.14%	11.99%
2014	0.25%	36,206	19.433423	703,607	0.14%	11.82%
2013	0.00%	5,557	19.138600	106,353	0.22%	37.78%
2013	0.10%	100,233	15.348474	1,538,424	0.22%	37.64%
2013	0.25%	38,141	17.378745	662,843	0.22%	37.43%
2012	0.00%	5,557	13.890993	77,192	0.29%	19.46%
2012	0.10%	101,294	11.151220	1,129,552	0.29%	19.34%
2012	0.25%	38,843	12.645225	491,178	0.29%	19.16%
2011	0.00%	2	11.627899	23	0.06%	2.18%
2011	0.10%	167,357	9.343842	1,563,757	0.06%	2.08%
2011	0.25%	40,559	10.611629	430,397	0.06%	1.93%
2010	0.00%	2	11.379822	23	0.02%	23.65%
2010	0.10%	120,418	9.153616	1,102,260	0.02%	23.53%
2010	0.25%	41,639	10.411166	433,511	0.02%	23.34%
VIP Growth Portfolio - Service Class (FGS)
2014	0.00%	2,037,432	27.940410	56,926,685	0.10%	11.19%
2014	0.10%	166,327	18.053863	3,002,845	0.10%	11.08%
2014	0.20%	570,491	15.999907	9,127,803	0.10%	10.97%
2014	0.25%	1,256,208	15.887528	19,958,040	0.10%	10.91%
2013	0.00%	2,161,691	25.128956	54,321,038	0.19%	36.20%
2013	0.10%	147,168	16.253466	2,391,990	0.19%	36.07%
2013	0.20%	448,937	14.418752	6,473,111	0.19%	35.93%
2013	0.25%	1,165,701	14.324638	16,698,245	0.19%	35.86%
2012	0.00%	2,363,334	18.449661	43,602,711	0.49%	14.54%
2012	0.10%	187,801	11.945210	2,243,322	0.49%	14.43%
2012	0.20%	365,060	10.607405	3,872,339	0.49%	14.32%
2012	0.25%	1,242,450	10.543440	13,099,697	0.49%	14.26%
2011	0.00%	2,614,645	16.106923	42,113,886	0.25%	0.14%
2011	0.10%	259,344	10.438857	2,707,255	0.25%	0.04%
2011	0.20%	332,626	9.279050	3,086,453	0.25%	-0.06%
2011	0.25%	1,292,625	9.227724	11,927,987	0.25%	-0.11%
2010	0.00%	2,828,191	16.084224	45,489,258	0.17%	24.06%
2010	0.10%	195,448	10.434553	2,039,413	0.17%	23.93%
2010	0.20%	556,067	9.284476	5,162,791	0.17%	23.81%
2010	0.25%	1,894,082	9.237732	17,497,022	0.17%	23.75%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class (FHIS)
2014	0.00%	249,244	$18.477945	$4,605,517	5.59%	1.07%
2014	0.10%	102,569	18.123527	1,858,912	5.59%	0.97%
2014	0.20%	111,476	22.952707	2,558,676	5.59%	0.87%
2014	0.25%	153,941	22.791590	3,508,560	5.59%	0.82%
2013	0.00%	277,170	18.281495	5,067,082	5.53%	5.87%
2013	0.10%	114,927	17.948800	2,062,802	5.53%	5.77%
2013	0.20%	113,321	22.754156	2,578,524	5.53%	5.66%
2013	0.25%	169,375	22.605727	3,828,845	5.53%	5.61%
2012	0.00%	317,308	17.267290	5,479,049	5.66%	14.20%
2012	0.10%	154,446	16.970006	2,620,950	5.66%	14.08%
2012	0.20%	117,282	21.534843	2,525,649	5.66%	13.97%
2012	0.25%	237,112	21.405070	5,075,399	5.66%	13.91%
2011	0.00%	369,835	15.120791	5,592,198	6.65%	3.93%
2011	0.10%	138,594	14.875369	2,061,637	6.65%	3.82%
2011	0.20%	104,993	18.895691	1,983,915	6.65%	3.72%
2011	0.25%	208,631	18.791235	3,920,434	6.65%	3.67%
2010	0.00%	456,051	14.549690	6,635,401	7.61%	13.79%
2010	0.10%	164,151	14.327814	2,351,925	7.61%	13.67%
2010	0.20%	143,953	18.218308	2,622,580	7.61%	13.56%
2010	0.25%	183,998	18.126634	3,335,264	7.61%	13.50%
VIP High Income Portfolio - Service Class R (FHISR)
2014	0.00%	262,020	15.400123	4,035,140	5.61%	0.99%
2013	0.00%	272,620	15.248691	4,157,098	5.27%	5.92%
2012	0.00%	338,588	14.396142	4,874,361	5.95%	14.10%
2011	0.00%	301,013	12.617208	3,797,944	6.95%	3.99%
2010	0.00%	339,656	12.132539	4,120,890	7.97%	13.66%
VIP Index 500 Portfolio - Initial Class (FIP)
2014	0.20%	1,871,207	16.303370	30,506,980	1.59%	13.34%
2014	0.25%	263,815	16.246449	4,286,057	1.59%	13.29%
2013	0.20%	1,997,333	14.384057	28,729,752	1.87%	31.98%
2013	0.25%	282,436	14.341001	4,050,415	1.87%	31.91%
2012	0.20%	2,260,976	10.898766	24,641,848	2.18%	15.68%
2012	0.25%	321,163	10.871578	3,491,549	2.18%	15.63%
2011	0.20%	2,038,925	9.421216	19,209,153	1.86%	1.84%
2011	0.25%	297,628	9.402424	2,798,425	1.86%	1.78%
2010	0.20%	2,378,076	9.251418	22,000,575	6.89%	14.79%
2010	0.25%	341,142	9.237578	3,151,326	6.89%	14.74%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.00%	671,792	$16.750978	$11,253,173	4.79%	5.75%
2014	0.10%	4,337,743	16.556719	71,818,792	4.79%	5.65%
2014	0.20%	972,633	16.364659	15,916,807	4.79%	5.54%
2014	0.25%	3,255,181	16.269506	52,960,187	4.79%	5.49%
2013	0.00%	699,476	15.839600	11,079,420	2.51%	-1.89%
2013	0.10%	51,496	15.671570	807,023	2.51%	-1.99%
2013	0.20%	294,722	15.505270	4,569,744	2.51%	-2.09%
2013	0.25%	1,320,728	15.422822	20,369,353	2.51%	-2.13%
2012	0.00%	803,619	16.144635	12,974,135	2.31%	5.77%
2012	0.10%	108,259	15.989351	1,730,991	2.31%	5.66%
2012	0.20%	196,470	15.835518	3,111,204	2.31%	5.56%
2012	0.25%	982,289	15.759183	15,480,072	2.31%	5.50%
2011	0.00%	966,381	15.264055	14,750,893	3.27%	7.21%
2011	0.10%	89,725	15.132404	1,357,755	3.27%	7.10%
2011	0.20%	79,267	15.001845	1,189,151	3.27%	6.99%
2011	0.25%	903,088	14.937020	13,489,444	3.27%	6.94%
2010	0.00%	1,042,979	14.237787	14,849,713	5.00%	7.68%
2010	0.10%	89,213	14.129064	1,260,496	5.00%	7.57%
2010	0.20%	34,875	14.021133	488,987	5.00%	7.46%
2010	0.25%	1,690,841	13.967499	23,616,820	5.00%	7.41%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.00%	730,974	43.589036	31,862,452	0.16%	6.20%
2014	0.10%	53,133	43.083440	2,289,152	0.16%	6.09%
2014	0.20%	93,579	42.583780	3,984,948	0.16%	5.98%
2014	0.25%	286,504	42.336098	12,129,461	0.16%	5.93%
2013	0.00%	780,720	41.045629	32,045,143	0.40%	36.06%
2013	0.10%	47,653	40.610146	1,935,195	0.40%	35.93%
2013	0.20%	90,859	40.179329	3,650,654	0.40%	35.79%
2013	0.25%	295,285	39.965614	11,801,246	0.40%	35.72%
2012	0.00%	839,496	30.166927	25,325,015	0.50%	14.75%
2012	0.10%	58,544	29.876704	1,749,102	0.50%	14.64%
2012	0.20%	195,159	29.589302	5,774,619	0.50%	14.52%
2012	0.25%	290,111	29.446618	8,542,788	0.50%	14.46%
2011	0.00%	954,537	26.289170	25,093,985	0.14%	-10.72%
2011	0.10%	92,366	26.062360	2,407,276	0.14%	-10.81%
2011	0.20%	179,922	25.837533	4,648,741	0.14%	-10.89%
2011	0.25%	424,274	25.725831	10,914,801	0.14%	-10.94%
2010	0.00%	1,034,040	29.444519	30,446,810	0.28%	28.70%
2010	0.10%	81,078	29.219667	2,369,072	0.28%	28.57%
2010	0.20%	124,610	28.996539	3,613,259	0.28%	28.45%
2010	0.25%	451,307	28.885604	13,036,275	0.28%	28.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class (FOS)
2014	0.00%	245,528	$20.835912	$5,115,800	1.18%	-8.16%
2014	0.10%	64,349	17.621551	1,133,929	1.18%	-8.25%
2014	0.20%	21,075	15.653432	329,896	1.18%	-8.34%
2014	0.25%	196,072	15.543521	3,047,649	1.18%	-8.39%
2013	0.00%	276,825	22.687278	6,280,406	1.01%	30.38%
2013	0.10%	55,959	19.206513	1,074,777	1.01%	30.25%
2013	0.20%	21,884	17.078445	373,745	1.01%	30.12%
2013	0.25%	233,249	16.967020	3,957,540	1.01%	30.05%
2012	0.00%	311,831	17.401474	5,426,319	1.63%	20.54%
2012	0.10%	75,393	14.746394	1,111,775	1.63%	20.42%
2012	0.20%	130,929	13.125608	1,718,523	1.63%	20.30%
2012	0.25%	380,826	13.046486	4,968,441	1.63%	20.24%
2011	0.00%	358,292	14.436160	5,172,361	1.19%	-17.23%
2011	0.10%	120,357	12.245783	1,473,866	1.19%	-17.31%
2011	0.20%	134,279	10.910767	1,465,087	1.19%	-17.39%
2011	0.25%	681,992	10.850436	7,399,911	1.19%	-17.43%
2010	0.00%	444,043	17.440640	7,744,394	1.27%	12.99%
2010	0.10%	127,406	14.809197	1,886,781	1.27%	12.88%
2010	0.20%	120,641	13.207916	1,593,416	1.27%	12.77%
2010	0.25%	1,141,090	13.141451	14,995,578	1.27%	12.71%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.00%	677,999	16.555209	11,224,415	1.22%	-8.18%
2013	0.00%	711,787	18.029345	12,833,053	1.29%	30.30%
2012	0.00%	771,330	13.836689	10,672,653	1.81%	20.67%
2011	0.00%	865,432	11.466618	9,923,578	1.29%	-17.30%
2010	0.00%	901,030	13.865532	12,493,260	1.32%	13.01%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.00%	149,991	26.632186	3,994,588	0.96%	6.69%
2014	0.10%	60,267	26.296890	1,584,835	0.96%	6.59%
2013	0.00%	151,791	24.961619	3,788,949	0.85%	30.44%
2013	0.10%	56,803	24.672018	1,401,445	0.85%	30.31%
2013	0.25%	280	24.243855	6,788	0.85%	30.12%
2012	0.00%	164,712	19.135795	3,151,895	0.49%	27.10%
2012	0.10%	49,718	18.932701	941,296	0.49%	26.97%
2012	0.25%	50	18.632032	932	0.49%	26.78%
2011	0.00%	190,137	15.055580	2,862,623	0.91%	-8.85%
2011	0.10%	64,340	14.910722	959,356	0.91%	-8.94%
2011	0.25%	829	14.695999	12,183	0.91%	-9.07%
2010	0.00%	183,598	16.516915	3,032,473	0.41%	26.45%
2010	0.10%	63,715	16.374356	1,043,292	0.41%	26.33%
2010	0.25%	839	16.162748	13,561	0.41%	26.14%
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
2014	0.20%	6,338	12.677492	80,350	2.81%	3.98%
2014	0.25%	892	12.651661	11,285	2.81%	3.92%
2013	0.20%	2,142	12.192614	26,117	0.05%	9.38%
2013	0.25%	302	12.173858	3,677	0.05%	9.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2014	0.00%	35,710	$14.029245	$500,984	1.73%	4.63%
2014	0.20%	186,893	13.843476	2,587,249	1.73%	4.42%
2014	0.25%	437,977	13.797401	6,042,944	1.73%	4.37%
2013	0.00%	29,469	13.408840	395,145	2.10%	14.24%
2013	0.20%	135,132	13.257768	1,791,549	2.10%	14.02%
2013	0.25%	396,134	13.220251	5,236,991	2.10%	13.96%
2012	0.00%	33,712	11.737104	395,681	2.15%	12.13%
2012	0.20%	109,872	11.628088	1,277,601	2.15%	11.91%
2012	0.25%	247,648	11.600978	2,872,959	2.15%	11.85%
2011	0.00%	10,672	10.467224	111,706	2.38%	-0.41%
2011	0.20%	55,142	10.390805	572,970	2.38%	-0.61%
2011	0.25%	318,600	10.371781	3,304,449	2.38%	-0.66%
2010	0.00%	7,055	10.510490	74,152	2.63%	13.00%
2010	0.20%	20,002	10.454598	209,113	2.63%	12.78%
2010	0.25%	177,928	10.440658	1,857,685	2.63%	12.72%
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2014	0.00%	47,263	14.409981	681,059	1.78%	4.98%
2014	0.20%	211,266	14.219157	3,004,024	1.78%	4.77%
2014	0.25%	511,302	14.171815	7,246,077	1.78%	4.72%
2013	0.00%	24,732	13.726450	339,483	1.91%	19.89%
2013	0.20%	154,136	13.571790	2,091,901	1.91%	19.65%
2013	0.25%	407,075	13.533368	5,509,096	1.91%	19.59%
2012	0.00%	10,423	11.449402	119,337	2.04%	14.97%
2012	0.20%	133,774	11.343045	1,517,405	2.04%	14.74%
2012	0.25%	449,159	11.316590	5,082,948	2.04%	14.68%
2011	0.00%	9,293	9.958561	92,545	2.30%	-2.26%
2011	0.20%	68,449	9.885849	676,676	2.30%	-2.45%
2011	0.25%	390,645	9.867741	3,854,784	2.30%	-2.50%
2010	0.00%	2,126	10.188758	21,661	2.55%	15.70%
2010	0.20%	13,233	10.134563	134,111	2.55%	15.47%
2010	0.25%	107,781	10.121060	1,090,858	2.55%	15.41%
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
2014	0.00%	20,066	15.895413	318,957	1.51%	4.83%
2014	0.20%	113,996	15.747863	1,795,193	1.51%	4.62%
2014	0.25%	224,848	15.711192	3,532,630	1.51%	4.57%
2013	0.00%	10,769	15.162791	163,288	1.68%	25.16%
2013	0.20%	116,880	15.052125	1,759,292	1.68%	24.91%
2013	0.25%	197,150	15.024583	2,962,097	1.68%	24.85%
2012	0.00%	5,672	12.114401	68,713	2.29%	16.88%
2012	0.20%	98,529	12.050049	1,187,279	2.29%	16.65%
2012	0.25%	154,501	12.034012	1,859,267	2.29%	16.59%
2011	0.00%	2,579	10.364685	26,731	2.32%	-4.24%
2011	0.20%	65,750	10.330313	679,218	2.32%	-4.43%
2011	0.25%	9,719	10.321735	100,317	2.32%	-4.48%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.00%	390,265	17.195058	6,710,629	4.91%	4.62%
2013	0.00%	391,706	16.436367	6,438,224	6.32%	13.94%
2012	0.00%	397,235	14.425332	5,730,247	6.26%	12.65%
2011	0.00%	353,498	12.805162	4,526,599	5.79%	2.38%
2010	0.00%	339,445	12.507001	4,245,439	6.43%	12.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2014	0.00%	599,977	$28.587626	$17,151,918	1.53%	9.01%
2013	0.00%	706,879	26.225783	18,538,455	1.74%	30.05%
2012	0.00%	689,703	20.165763	13,908,387	1.82%	12.18%
2011	0.00%	702,870	17.976970	12,635,473	1.70%	6.29%
2010	0.00%	718,728	16.912694	12,155,627	1.78%	20.94%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2014	0.00%	292,511	36.558447	10,693,748	0.83%	0.88%
2013	0.00%	314,978	36.238435	11,414,310	1.50%	36.50%
2012	0.00%	363,138	26.547381	9,640,363	1.03%	18.75%
2011	0.00%	428,826	22.355324	9,586,544	0.90%	-3.53%
2010	0.00%	510,127	23.172621	11,820,980	0.94%	28.49%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2014	0.00%	41,699	22.486870	937,680	0.63%	0.57%
2014	0.10%	57,843	22.270557	1,288,196	0.63%	0.47%
2014	0.20%	50,845	22.056295	1,121,452	0.63%	0.37%
2014	0.25%	362,396	21.949861	7,954,542	0.63%	0.32%
2013	0.00%	51,881	22.359064	1,160,011	1.33%	36.24%
2013	0.10%	53,932	22.166142	1,195,464	1.33%	36.10%
2013	0.20%	33,005	21.974864	725,280	1.33%	35.97%
2013	0.25%	326,738	21.879759	7,148,949	1.33%	35.90%
2012	0.00%	34,591	16.411795	567,700	0.80%	18.39%
2012	0.10%	51,113	16.286455	832,450	0.80%	18.27%
2012	0.20%	37,175	16.162056	600,824	0.80%	18.15%
2012	0.25%	281,916	16.100162	4,538,893	0.80%	18.09%
2011	0.00%	26,725	13.862767	370,482	0.69%	-3.76%
2011	0.10%	59,250	13.770689	815,913	0.69%	-3.86%
2011	0.20%	26,691	13.679206	365,112	0.69%	-3.95%
2011	0.25%	271,775	13.633645	3,705,284	0.69%	-4.00%
2010	0.00%	15,995	14.404363	230,398	0.72%	28.22%
2010	0.10%	54,144	14.322976	775,503	0.72%	28.09%
2010	0.20%	33,435	14.242025	476,182	0.72%	27.97%
2010	0.25%	326,463	14.201682	4,636,324	0.72%	27.90%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2014	0.00%	526	14.707440	7,736	2.43%	5.71%
2014	0.20%	258	14.503192	3,742	2.43%	5.50%
2014	0.25%	31,338	14.452565	452,914	2.43%	5.44%
2013	0.25%	20,950	13.706304	287,147	2.67%	27.30%
2012	0.25%	13,771	10.767244	148,276	1.98%	13.07%
2011	0.25%	21,727	9.522271	206,890	2.22%	-3.20%
2010	0.20%	18,111	9.851892	178,428	1.26%	11.73%
2010	0.25%	2,598	9.837163	25,557	1.26%	11.68%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.00%	338,402	9.429267	3,190,883	1.50%	-5.71%	4/30/2014
Templeton Foreign Securities Fund - Class 1 (TIF)
2014	0.00%	48,081	25.556124	1,228,764	2.07%	-10.89%
2013	0.00%	53,511	28.677989	1,534,588	2.56%	23.27%
2012	0.00%	58,522	23.263845	1,361,447	3.25%	18.60%
2011	0.00%	65,960	19.616024	1,293,873	1.93%	-10.44%
2010	0.00%	73,458	21.903633	1,608,997	2.06%	8.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.00%	283,449	$23.487098	$6,657,394	1.97%	-11.13%
2014	0.10%	53,353	23.199378	1,237,756	1.97%	-11.22%
2014	0.20%	149,945	22.915181	3,436,017	1.97%	-11.31%
2014	0.25%	600,484	22.774362	13,675,640	1.97%	-11.35%
2013	0.10%	48,250	26.131241	1,260,832	2.30%	22.85%
2013	0.20%	140,404	25.836981	3,627,615	2.30%	22.72%
2013	0.25%	454,085	25.691070	11,665,930	2.30%	22.66%
2012	0.10%	66,092	21.271368	1,405,867	3.00%	18.11%
2012	0.20%	123,690	21.052856	2,604,028	3.00%	18.00%
2012	0.25%	438,755	20.944427	9,189,472	3.00%	17.94%
2011	0.10%	85,706	18.009125	1,543,490	1.69%	-10.72%
2011	0.20%	145,538	17.842000	2,596,689	1.69%	-10.81%
2011	0.25%	405,037	17.759014	7,193,058	1.69%	-10.86%
2010	0.10%	76,012	20.172194	1,533,329	1.89%	8.30%
2010	0.20%	106,558	20.004971	2,131,690	1.89%	8.19%
2010	0.25%	402,163	19.921879	8,011,843	1.89%	8.14%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.00%	661,714	17.351083	11,481,455	3.71%	1.83%
2014	0.20%	17,502	17.100997	299,302	3.71%	1.63%
2014	0.25%	95,393	17.039030	1,625,404	3.71%	1.58%
2013	0.00%	84,791	17.038710	1,444,729	4.74%	1.63%
2013	0.10%	1,771,983	16.932405	30,003,934	4.74%	1.53%
2013	0.20%	147,053	16.826761	2,474,426	4.74%	1.43%
2013	0.25%	507,776	16.774170	8,517,521	4.74%	1.38%
2012	0.00%	84,202	16.765591	1,411,696	5.98%	15.07%
2012	0.10%	1,793,425	16.677654	29,910,122	5.98%	14.95%
2012	0.20%	156,660	16.590177	2,599,017	5.98%	14.84%
2012	0.25%	328,747	16.546601	5,439,645	5.98%	14.78%
2011	0.00%	60,786	14.570417	885,677	5.70%	-0.87%
2011	0.10%	1,815,343	14.508523	26,337,946	5.70%	-0.97%
2011	0.20%	410,455	14.446899	5,929,802	5.70%	-1.07%
2011	0.25%	294,980	14.416178	4,252,484	5.70%	-1.12%
2010	0.00%	25,445	14.698405	374,001	0.61%	14.45%
2010	0.10%	1,839,432	14.650582	26,948,749	0.61%	14.33%
2010	0.20%	455,180	14.602909	6,646,952	0.61%	14.22%
2010	0.25%	315,316	14.579135	4,597,035	0.61%	14.16%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.00%	53,635	13.816935	741,071	2.78%	2.85%
2013	0.00%	50,080	13.434293	672,789	11.86%	23.77%
2012	0.00%	35,375	10.854248	383,969	2.65%	15.33%
2011	0.00%	35,227	9.411247	331,530	0.02%	-1.54%
2010	0.00%	37,961	9.558606	362,854	2.37%	10.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value - Institutional Shares (GVMCE)
2014	0.10%	106,860	$37.456078	$4,002,556	1.01%	13.46%
2014	0.20%	420,133	36.997381	15,543,821	1.01%	13.34%
2014	0.25%	1,195,314	36.770095	43,951,809	1.01%	13.29%
2013	0.10%	108,753	33.013548	3,590,322	0.90%	32.76%
2013	0.20%	449,693	32.641878	14,678,824	0.90%	32.63%
2013	0.25%	1,331,168	32.457572	43,206,481	0.90%	32.56%
2012	0.10%	112,359	24.867064	2,794,038	1.16%	18.35%
2012	0.20%	461,980	24.611687	11,370,107	1.16%	18.23%
2012	0.25%	1,269,357	24.484957	31,080,152	1.16%	18.17%
2011	0.10%	153,402	21.011696	3,223,236	0.73%	-6.47%
2011	0.20%	514,075	20.816771	10,701,382	0.73%	-6.56%
2011	0.25%	1,416,909	20.719959	29,358,296	0.73%	-6.61%
2010	0.10%	146,239	22.464900	3,285,245	0.65%	24.88%
2010	0.20%	491,175	22.278722	10,942,751	0.65%	24.75%
2010	0.25%	1,651,372	22.186180	36,637,636	0.65%	24.69%
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
2014	0.00%	614	13.346764	8,195	0.96%	6.93%
2014	0.25%	2,372	13.291252	31,527	0.96%	6.66%
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2014	0.00%	2,197	15.463755	33,974	0.00%	11.10%
2014	0.20%	3,394	15.350803	52,101	0.00%	10.88%
2014	0.25%	76,911	15.322700	1,178,484	0.00%	10.82%
2013	0.00%	488	13.918867	6,792	0.00%	32.20%
2013	0.20%	242	13.844854	3,350	0.00%	31.93%
2013	0.25%	44,082	13.826415	609,496	0.00%	31.87%
2012	0.00%	489	10.529016	5,149	0.00%	19.43%
2012	0.20%	1,279	10.493978	13,422	0.00%	19.19%
2012	0.25%	2,990	10.485241	31,351	0.00%	19.13%
2011	0.20%	125	8.804262	1,101	0.00%	-11.96%	5/2/2011
2011	0.25%	309	8.801350	2,720	0.00%	-11.99%	5/2/2011
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2014	0.00%	20,708	19.438772	402,538	0.00%	4.08%
2014	0.20%	62,670	19.158457	1,200,661	0.00%	3.87%
2014	0.25%	389,558	19.088957	7,436,256	0.00%	3.82%
2013	0.00%	23,978	18.677023	447,838	0.04%	47.05%
2013	0.20%	18,438	18.444555	340,081	0.04%	46.76%
2013	0.25%	292,459	18.386845	5,377,398	0.04%	46.68%
2012	0.00%	10,013	12.701228	127,177	0.55%	19.43%
2012	0.20%	5,439	12.568213	68,359	0.55%	19.19%
2012	0.25%	153,537	12.535151	1,924,609	0.55%	19.13%
2011	0.00%	12,602	10.635081	134,023	0.00%	1.39%
2011	0.20%	1,445	10.544821	15,237	0.00%	1.18%
2011	0.25%	59,758	10.522359	628,795	0.00%	1.13%
2010	0.00%	3,623	10.489595	38,004	0.00%	25.18%
2010	0.20%	129	10.421361	1,344	0.00%	24.93%
2010	0.25%	17,295	10.404348	179,943	0.00%	24.87%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Baron Growth Opportunities Fund Service Class (BNCAI)
2014	0.00%	757	$37.636200	$28,491	0.19%	4.85%
2014	0.10%	50,907	37.175266	1,892,481	0.19%	4.75%
2014	0.20%	73,864	36.719968	2,712,284	0.19%	4.65%
2014	0.25%	155,856	36.494324	5,687,859	0.19%	4.59%
2013	0.00%	4,120	35.893657	147,882	0.43%	40.06%
2013	0.10%	57,453	35.489539	2,038,980	0.43%	39.92%
2013	0.20%	74,980	35.089969	2,631,046	0.43%	39.78%
2013	0.25%	167,048	34.891789	5,828,604	0.43%	39.71%
2012	0.00%	11,944	25.626683	306,085	1.08%	18.24%
2012	0.10%	50,900	25.363489	1,291,002	1.08%	18.12%
2012	0.20%	73,243	25.102977	1,838,617	1.08%	18.01%
2012	0.25%	268,487	24.973675	6,705,107	1.08%	17.95%
2011	0.00%	20,631	21.672931	447,134	0.00%	4.02%
2011	0.10%	52,786	21.471853	1,133,413	0.00%	3.92%
2011	0.20%	76,933	21.272621	1,636,567	0.00%	3.82%
2011	0.25%	337,265	21.173648	7,141,130	0.00%	3.76%
2010	0.00%	17,793	20.834594	370,710	0.00%	26.38%
2010	0.10%	57,988	20.661902	1,198,142	0.00%	26.26%
2010	0.20%	167,060	20.490617	3,423,162	0.00%	26.13%
2010	0.25%	387,606	20.405470	7,909,283	0.00%	26.07%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.00%	303,453	12.366084	3,752,525	1.76%	0.61%
2013	0.00%	290,095	12.291113	3,565,590	2.16%	0.62%
2012	0.00%	299,031	12.215764	3,652,892	2.92%	4.61%
2011	0.00%	328,162	11.677944	3,832,257	3.71%	0.29%
2010	0.00%	348,678	11.644307	4,060,114	5.25%	5.28%
Guardian Portfolio - I Class Shares (AMGP)
2014	0.00%	2	35.810110	72	0.42%	9.03%
2014	0.10%	25,458	25.550826	650,473	0.42%	8.92%
2014	0.25%	18,192	23.306515	423,992	0.42%	8.76%
2013	0.00%	2	32.844952	66	0.89%	38.81%
2013	0.10%	34,493	23.458600	809,157	0.89%	38.68%
2013	0.25%	17,061	21.430183	365,620	0.89%	38.47%
2012	0.00%	2	23.661014	47	0.19%	12.73%
2012	0.10%	32,886	16.916121	556,304	0.19%	12.61%
2012	0.25%	16,445	15.476592	254,513	0.19%	12.44%
2011	0.00%	2	20.989829	42	0.48%	-2.94%
2011	0.10%	77,560	15.021443	1,165,063	0.48%	-3.04%
2011	0.25%	56,791	13.763826	781,661	0.48%	-3.18%
2010	0.00%	2	21.625604	43	0.44%	19.01%
2010	0.10%	72,597	15.491894	1,124,665	0.44%	18.89%
2010	0.25%	52,120	14.216158	740,946	0.44%	18.72%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2014	0.00%	26	$38.985620	$1,014	0.00%	7.58%
2014	0.10%	21,987	28.178168	619,553	0.00%	7.47%
2014	0.25%	111,193	20.263419	2,253,150	0.00%	7.31%
2013	0.00%	26	36.238273	942	0.00%	32.61%
2013	0.10%	20,959	26.218640	549,516	0.00%	32.48%
2013	0.25%	126,357	18.882587	2,385,947	0.00%	32.28%
2012	0.00%	26	27.326502	710	0.00%	12.41%
2012	0.10%	30,281	19.790674	599,281	0.00%	12.30%
2012	0.20%	28,206	14.361118	405,070	0.00%	12.19%
2012	0.25%	144,932	14.274567	2,068,842	0.00%	12.13%
2011	0.00%	26	24.308851	632	0.00%	0.47%
2011	0.10%	34,106	17.622859	601,045	0.00%	0.37%
2011	0.20%	28,457	12.800871	364,274	0.00%	0.27%
2011	0.25%	284,856	12.730096	3,626,244	0.00%	0.22%
2010	0.10%	31,209	17.557221	547,943	0.00%	28.97%
2010	0.20%	28,698	12.765923	366,356	0.00%	28.84%
2010	0.25%	409,150	12.701675	5,196,890	0.00%	28.77%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	0.00%	10,711	24.744866	265,042	0.79%	9.85%
2014	0.10%	31,934	22.851979	729,755	0.79%	9.74%
2014	0.20%	526	22.609799	11,893	0.79%	9.63%
2014	0.25%	7,433	22.451030	166,879	0.79%	9.58%
2013	0.00%	11,809	22.525541	266,004	0.91%	31.14%
2013	0.10%	32,225	20.823234	671,029	0.91%	31.00%
2013	0.20%	62	20.623170	1,279	0.91%	30.87%
2013	0.25%	5,150	20.488601	105,516	0.91%	30.81%
2012	0.00%	23,801	17.177285	408,837	0.37%	16.60%
2012	0.10%	70,527	15.895030	1,121,029	0.37%	16.48%
2012	0.20%	14,947	15.758064	235,536	0.37%	16.37%
2012	0.25%	35,172	15.663052	550,901	0.37%	16.31%
2011	0.00%	67,433	14.731931	993,418	0.00%	-11.36%
2011	0.10%	104,043	13.645891	1,419,759	0.00%	-11.45%
2011	0.20%	10,523	13.541863	142,501	0.00%	-11.53%
2011	0.25%	73,554	13.466974	990,550	0.00%	-11.58%
2010	0.00%	41,486	16.619507	689,477	0.72%	15.67%
2010	0.10%	120,297	15.409693	1,853,740	0.72%	15.55%
2010	0.20%	7,571	15.307500	115,893	0.72%	15.43%
2010	0.25%	90,228	15.230457	1,374,214	0.72%	15.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
2014	0.00%	1,798	$17.923567	$32,227	1.03%	13.84%
2014	0.20%	9,945	17.615410	175,185	1.03%	13.61%
2014	0.25%	295,953	17.539126	5,190,757	1.03%	13.55%
2013	0.00%	7,765	15.745045	122,260	1.23%	37.05%
2013	0.20%	8,149	15.505325	126,353	1.23%	36.78%
2013	0.25%	331,776	15.445906	5,124,581	1.23%	36.71%
2012	0.00%	17,798	11.488526	204,473	0.61%	15.53%
2012	0.20%	18,058	11.336243	204,710	0.61%	15.30%
2012	0.25%	345,057	11.298448	3,898,609	0.61%	15.24%
2011	0.00%	18,864	9.944286	187,589	0.63%	-6.50%
2011	0.20%	18,967	9.832161	186,487	0.63%	-6.68%
2011	0.25%	383,249	9.804295	3,757,486	0.63%	-6.73%
2010	0.00%	26,123	10.635314	277,826	0.77%	26.18%
2010	0.20%	14,683	10.536414	154,706	0.77%	25.93%
2010	0.25%	373,997	10.511809	3,931,385	0.77%	25.87%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.00%	52,697	22.147442	1,167,104	0.00%	3.47%
2014	0.10%	23,677	21.876057	517,959	0.00%	3.37%
2013	0.00%	56,346	21.404466	1,206,056	0.00%	45.83%
2013	0.10%	33,952	21.163352	718,538	0.00%	45.69%
2013	0.25%	55,402	20.806928	1,152,745	0.00%	45.47%
2012	0.00%	46,332	14.677347	680,031	0.00%	8.82%
2012	0.10%	24,811	14.526513	360,417	0.00%	8.71%
2012	0.25%	43,912	14.303271	628,085	0.00%	8.55%
2011	0.00%	72,045	13.487592	971,714	0.00%	-1.06%
2011	0.10%	33,847	13.362369	452,276	0.00%	-1.16%
2011	0.25%	56,153	13.176815	739,918	0.00%	-1.31%
2010	0.00%	64,200	13.632145	875,184	0.00%	19.61%
2010	0.10%	22,218	13.519070	300,367	0.00%	19.49%
2010	0.25%	54,706	13.351308	730,397	0.00%	19.31%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.00%	85,955	29.278575	2,516,640	0.35%	10.38%
2013	0.00%	113,615	26.524850	3,013,621	0.70%	37.60%
2012	0.00%	122,284	19.276454	2,357,202	0.22%	10.98%
2011	0.00%	149,636	17.369356	2,599,081	0.33%	-3.08%
2010	0.00%	146,450	17.921368	2,624,584	0.04%	22.85%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2014	0.00%	1,841	$29.569631	$54,438	0.46%	15.41%
2014	0.10%	96,346	21.942069	2,114,031	0.46%	15.29%
2014	0.20%	164,915	16.938249	2,793,371	0.46%	15.18%
2014	0.25%	651,421	16.819373	10,956,493	0.46%	15.12%
2013	0.00%	5,440	25.621769	139,382	0.96%	29.74%
2013	0.10%	99,103	19.031580	1,886,087	0.96%	29.61%
2013	0.20%	198,892	14.706184	2,924,942	0.96%	29.48%
2013	0.25%	858,585	14.610271	12,544,160	0.96%	29.42%
2012	0.00%	5,166	19.748680	102,022	0.68%	14.12%
2012	0.10%	176,975	14.683780	2,598,662	0.68%	14.00%
2012	0.20%	230,041	11.357880	2,612,778	0.68%	13.89%
2012	0.25%	1,112,014	11.289439	12,554,014	0.68%	13.83%
2011	0.00%	4,576	17.305412	79,190	0.45%	-1.15%
2011	0.10%	243,193	12.880034	3,132,334	0.45%	-1.25%
2011	0.20%	241,095	9.972672	2,404,361	0.45%	-1.35%
2011	0.25%	1,320,255	9.917548	13,093,692	0.45%	-1.40%
2010	0.00%	5,497	17.506620	96,234	0.19%	9.42%
2010	0.10%	251,170	13.042797	3,275,959	0.19%	9.31%
2010	0.20%	400,167	10.108773	4,045,197	0.19%	9.20%
2010	0.25%	2,685,048	10.057917	27,005,990	0.19%	9.14%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.00%	1,535,969	22.500054	34,559,385	1.18%	2.29%
2014	0.10%	147,460	22.172449	3,269,549	1.18%	2.19%
2014	0.20%	535,177	21.849570	11,693,387	1.18%	2.09%
2014	0.25%	1,239,304	21.689951	26,880,443	1.18%	2.04%
2013	0.00%	655,038	21.995829	14,408,104	1.38%	27.31%
2013	0.10%	160,123	21.697248	3,474,228	1.38%	27.18%
2013	0.20%	555,413	21.402683	11,887,328	1.38%	27.05%
2013	0.25%	1,347,166	21.256957	28,636,650	1.38%	26.99%
2012	0.00%	615,521	17.277884	10,634,900	2.20%	21.26%
2012	0.10%	182,390	17.060376	3,111,642	2.20%	21.14%
2012	0.20%	561,713	16.845594	9,462,389	2.20%	21.02%
2012	0.25%	1,374,849	16.739250	23,013,941	2.20%	20.96%
2011	0.00%	655,037	14.248076	9,333,017	1.28%	-8.29%
2011	0.10%	266,961	14.082821	3,759,564	1.28%	-8.38%
2011	0.20%	588,688	13.919457	8,194,217	1.28%	-8.47%
2011	0.25%	1,532,798	13.838516	21,211,650	1.28%	-8.52%
2010	0.00%	722,666	15.535921	11,227,282	1.44%	15.96%
2010	0.10%	261,739	15.371084	4,023,212	1.44%	15.85%
2010	0.20%	632,553	15.207955	9,619,838	1.44%	15.73%
2010	0.25%	1,773,965	15.127070	26,834,893	1.44%	15.68%
International Growth Fund/VA - Non-Service Shares (OVIG)
2014	0.00%	13,154	10.743878	141,325	1.26%	-7.22%
2014	0.20%	42,945	10.708102	459,859	1.26%	-7.40%
2014	0.25%	234,504	10.699175	2,508,999	1.26%	-7.45%
2013	0.00%	8,286	11.579816	95,950	0.00%	15.80%	5/1/2013
2013	0.25%	43,041	11.560498	497,575	0.00%	15.60%	5/1/2013

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.00%	1,135,763	$23.392433	$26,568,260	0.83%	10.70%
2014	0.10%	38,139	21.213986	809,080	0.83%	10.59%
2014	0.20%	101,811	19.987148	2,034,912	0.83%	10.48%
2014	0.25%	132,754	19.846809	2,634,743	0.83%	10.43%
2013	0.00%	1,232,141	21.130785	26,036,107	1.10%	31.77%
2013	0.10%	40,435	19.182117	775,629	1.10%	31.64%
2013	0.20%	103,496	18.090869	1,872,333	1.10%	31.51%
2013	0.25%	150,907	17.972825	2,712,225	1.10%	31.44%
2012	0.00%	1,360,860	16.035812	21,822,495	0.95%	16.87%
2012	0.10%	65,319	14.571543	951,799	0.95%	16.75%
2012	0.20%	104,207	13.756324	1,433,505	0.95%	16.64%
2012	0.25%	143,770	13.673391	1,965,823	0.95%	16.58%
2011	0.00%	1,476,171	13.720956	20,254,477	0.86%	-0.01%
2011	0.10%	78,409	12.480566	978,589	0.86%	-0.11%
2011	0.20%	118,458	11.794128	1,397,109	0.86%	-0.21%
2011	0.25%	149,681	11.728904	1,755,594	0.86%	-0.26%
2010	0.00%	1,678,208	13.722935	23,029,939	1.13%	16.11%
2010	0.10%	66,086	12.494835	825,734	1.13%	15.99%
2010	0.20%	137,581	11.819394	1,626,124	1.13%	15.88%
2010	0.25%	203,050	11.759898	2,387,847	1.13%	15.82%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.00%	181,616	39.650231	7,201,116	0.85%	11.93%
2013	0.00%	188,218	35.423066	6,667,259	0.96%	41.01%
2012	0.00%	174,944	25.120110	4,394,613	0.57%	17.99%
2011	0.00%	194,582	21.290587	4,142,765	0.60%	-2.21%
2010	0.00%	216,746	21.772215	4,719,041	0.66%	23.41%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	0.00%	849,184	24.509933	20,813,443	0.00%	5.78%
2014	0.10%	40,296	19.435116	783,157	0.00%	5.68%
2014	0.20%	124,383	13.360573	1,661,828	0.00%	5.57%
2014	0.25%	261,739	13.266808	3,472,441	0.00%	5.52%
2013	0.00%	936,477	23.169692	21,697,884	0.01%	35.98%
2013	0.10%	44,406	18.390755	816,660	0.01%	35.85%
2013	0.20%	125,659	12.655279	1,590,250	0.01%	35.71%
2013	0.25%	316,259	12.572760	3,976,249	0.01%	35.64%
2012	0.00%	1,048,321	17.038569	17,861,890	0.00%	16.45%
2012	0.10%	88,192	13.537746	1,193,921	0.00%	16.33%
2012	0.20%	111,690	9.325083	1,041,519	0.00%	16.21%
2012	0.25%	338,977	9.268905	3,141,946	0.00%	16.16%
2011	0.00%	1,159,802	14.632020	16,970,246	0.00%	1.10%
2011	0.10%	129,990	11.637321	1,512,735	0.00%	0.99%
2011	0.20%	172,529	8.024067	1,384,384	0.00%	0.89%
2011	0.25%	348,755	7.979723	2,782,968	0.00%	0.84%
2010	0.00%	1,279,230	14.473451	18,514,873	0.00%	27.46%
2010	0.10%	120,175	11.522698	1,384,740	0.00%	27.34%
2010	0.20%	109,183	7.952967	868,329	0.00%	27.21%
2010	0.25%	709,237	7.912957	5,612,162	0.00%	27.15%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.00%	1,555,119	$13.684412	$21,280,889	4.50%	2.84%
2013	0.00%	977,067	13.306658	13,001,496	2.82%	-0.13%
2012	0.00%	140,055	13.324261	1,866,129	6.52%	13.53%
2011	0.20%	164,077	11.642728	1,910,304	2.76%	0.65%
2011	0.25%	23,951	11.619547	278,300	2.76%	0.60%
2010	0.20%	156,222	11.567209	1,807,053	7.99%	14.74%
2010	0.25%	22,412	11.549930	258,857	7.99%	14.68%
All Asset Portfolio - Administrative Class (PMVAAA)
2014	0.00%	72,319	18.472398	1,335,905	5.30%	0.47%
2014	0.10%	67,637	18.276541	1,236,170	5.30%	0.37%
2014	0.20%	892,177	18.082702	16,132,971	5.30%	0.27%
2014	0.25%	481,742	17.986638	8,664,919	5.30%	0.22%
2013	0.00%	76,642	18.385298	1,409,086	4.71%	0.27%
2013	0.10%	67,026	18.208568	1,220,447	4.71%	0.17%
2013	0.20%	884,021	18.033470	15,941,966	4.71%	0.07%
2013	0.25%	438,349	17.946634	7,866,889	4.71%	0.02%
2012	0.00%	69,786	18.335213	1,279,541	6.62%	14.95%
2012	0.10%	113,326	18.177131	2,059,942	6.62%	14.83%
2012	0.20%	819,406	18.020366	14,765,996	6.62%	14.72%
2012	0.25%	417,817	17.942540	7,496,698	6.62%	14.66%
2011	0.00%	19,444	15.951200	310,155	7.54%	1.95%
2011	0.10%	94,917	15.829529	1,502,491	7.54%	1.85%
2011	0.20%	10,041	15.708740	157,731	7.54%	1.75%
2011	0.25%	87,183	15.648744	1,364,304	7.54%	1.70%
2010	0.00%	11,713	15.645399	183,255	8.29%	13.09%
2010	0.10%	41,515	15.541558	645,208	8.29%	12.98%
2010	0.20%	6,904	15.438355	106,586	8.29%	12.87%
2010	0.25%	76,310	15.387057	1,174,186	8.29%	12.81%
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2014	0.00%	4,998	7.430399	37,137	0.16%	-25.70%	5/1/2014
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2014	0.00%	70,194	13.003154	912,743	2.13%	0.40%
2014	0.20%	10,297	12.830742	132,118	2.13%	0.20%
2014	0.25%	25,873	12.787931	330,862	2.13%	0.15%
2013	0.00%	189,931	12.951148	2,459,824	1.83%	-6.47%
2013	0.20%	16,214	12.805034	207,621	1.83%	-6.66%
2013	0.25%	24,994	12.768718	319,141	1.83%	-6.71%
2012	0.00%	120,480	13.847565	1,668,355	5.68%	5.50%
2012	0.20%	8,978	13.718780	123,167	5.68%	5.29%
2012	0.25%	24,563	13.686738	336,187	5.68%	5.24%
2011	0.00%	171,174	13.125598	2,246,761	2.02%	8.52%
2011	0.20%	6,368	13.029662	82,973	2.02%	8.31%
2011	0.25%	28,274	13.005756	367,725	2.02%	8.25%
2010	0.00%	131,526	12.094751	1,590,774	1.34%	9.48%
2010	0.20%	7,458	12.030347	89,722	1.34%	9.26%
2010	0.25%	20,610	12.014282	247,614	1.34%	9.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2014	0.20%	8,460	$15.137243	$128,061	2.26%	23.76%
2014	0.25%	159,473	15.101845	2,408,337	2.26%	23.70%
2013	0.20%	9,699	12.231097	118,629	2.48%	-13.12%
2013	0.25%	137,559	12.208622	1,679,406	2.48%	-13.17%
2012	0.20%	7,044	14.078727	99,171	2.14%	4.23%
2012	0.25%	22,192	14.059896	312,017	2.14%	4.18%
2011	0.20%	83	13.507707	1,121	2.65%	27.59%
2011	0.25%	30,544	13.496420	412,235	2.65%	27.52%
2010	0.00%	707	10.601417	7,495	0.84%	6.01%	4/30/2010
2010	0.25%	2,990	10.583624	31,645	0.84%	5.84%	4/30/2010
Low Duration Portfolio - Administrative Class (PMVLDA)
2014	0.00%	545,813	15.340739	8,373,175	1.13%	0.85%
2014	0.10%	91,354	15.152711	1,384,261	1.13%	0.75%
2014	0.20%	1,232,779	14.966804	18,450,762	1.13%	0.65%
2014	0.25%	2,445,685	14.874647	36,378,701	1.13%	0.60%
2013	0.00%	599,017	15.211610	9,112,013	1.42%	-0.13%
2013	0.10%	64,906	15.040207	976,200	1.42%	-0.23%
2013	0.20%	1,009,790	14.870553	15,016,136	1.42%	-0.33%
2013	0.25%	2,570,791	14.786404	38,012,754	1.42%	-0.38%
2012	0.00%	560,741	15.231801	8,541,095	1.93%	5.86%
2012	0.10%	92,267	15.075249	1,390,948	1.93%	5.75%
2012	0.20%	753,896	14.920147	11,248,239	1.93%	5.64%
2012	0.25%	2,019,223	14.843142	29,971,614	1.93%	5.59%
2011	0.00%	543,092	14.389072	7,814,590	1.68%	1.11%
2011	0.10%	143,040	14.255473	2,039,103	1.68%	1.01%
2011	0.20%	1,287,722	14.122982	18,186,475	1.68%	0.91%
2011	0.25%	2,461,331	14.057158	34,599,319	1.68%	0.86%
2010	0.00%	593,471	14.231338	8,445,886	1.64%	5.29%
2010	0.10%	137,386	14.113277	1,938,967	1.64%	5.19%
2010	0.20%	1,420,531	13.996078	19,881,863	1.64%	5.08%
2010	0.25%	2,948,750	13.937807	41,099,108	1.64%	5.03%
Real Return Portfolio - Administrative Class (PMVRRA)
2014	0.00%	229,487	18.914047	4,340,528	1.42%	3.09%
2014	0.10%	663,184	18.682045	12,389,633	1.42%	2.99%
2014	0.20%	1,304,101	18.452610	24,064,067	1.42%	2.89%
2014	0.25%	3,010,962	18.338895	55,217,716	1.42%	2.83%
2013	0.00%	200,378	18.346890	3,676,313	1.64%	-9.22%
2013	0.10%	635,819	18.139980	11,533,744	1.64%	-9.31%
2013	0.20%	1,459,266	17.935163	26,172,174	1.64%	-9.40%
2013	0.25%	3,114,447	17.833569	55,541,705	1.64%	-9.44%
2012	0.00%	209,319	20.209690	4,230,272	1.08%	8.75%
2012	0.10%	815,660	20.001770	16,314,644	1.08%	8.65%
2012	0.20%	1,601,513	19.795748	31,703,148	1.08%	8.54%
2012	0.25%	3,264,904	19.693483	64,297,331	1.08%	8.48%
2011	0.00%	156,159	18.582806	2,901,872	2.08%	11.67%
2011	0.10%	960,484	18.410083	17,682,590	2.08%	11.56%
2011	0.20%	1,815,470	18.238767	33,111,934	2.08%	11.45%
2011	0.25%	3,258,425	18.153657	59,152,330	2.08%	11.39%
2010	0.00%	46,129	16.641007	767,633	1.44%	8.11%
2010	0.10%	229,063	16.502776	3,780,175	1.44%	8.00%
2010	0.20%	1,617,090	16.365561	26,464,585	1.44%	7.90%
2010	0.25%	3,631,928	16.297330	59,190,729	1.44%	7.84%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.00%	954,265	$19.753234	$18,849,820	1.89%	4.27%
2014	0.10%	170,286	19.510917	3,322,436	1.89%	4.17%
2014	0.20%	2,407,163	19.271323	46,389,216	1.89%	4.06%
2014	0.25%	5,240,087	19.152556	100,361,060	1.89%	4.01%
2013	0.00%	1,229,798	18.944143	23,297,469	2.20%	-1.96%
2013	0.10%	7,535,646	18.730486	141,146,312	2.20%	-2.05%
2013	0.20%	6,310,698	18.519021	116,867,949	2.20%	-2.15%
2013	0.25%	7,595,063	18.414109	139,856,318	2.20%	-2.20%
2012	0.00%	1,063,702	19.322000	20,552,850	2.57%	9.60%
2012	0.10%	7,558,546	19.123203	144,543,610	2.57%	9.49%
2012	0.20%	5,681,063	18.926252	107,521,230	2.57%	9.38%
2012	0.25%	8,600,586	18.828467	161,935,850	2.57%	9.33%
2011	0.00%	607,433	17.629489	10,708,733	2.62%	3.60%
2011	0.10%	7,698,175	17.465627	134,453,453	2.62%	3.50%
2011	0.20%	5,099,199	17.303112	88,232,011	2.62%	3.40%
2011	0.25%	8,572,880	17.222369	147,645,303	2.62%	3.35%
2010	0.00%	335,164	17.016112	5,703,188	2.37%	8.11%
2010	0.10%	7,893,918	16.874773	133,208,074	2.37%	8.01%
2010	0.20%	4,544,093	16.734465	76,042,965	2.37%	7.90%
2010	0.25%	8,614,973	16.664698	143,565,923	2.37%	7.84%
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2014	0.00%	82,712	6.510861	538,526	0.61%	-12.56%
2014	0.20%	22,556	6.416942	144,741	0.61%	-12.73%
2014	0.25%	22,013	6.393641	140,743	0.61%	-12.77%
2013	0.00%	89,831	7.445671	668,852	1.13%	-1.97%
2013	0.20%	21,081	7.352970	155,008	1.13%	-2.16%
2013	0.25%	87,169	7.329950	638,944	1.13%	-2.21%
2012	0.00%	86,867	7.594935	659,749	0.49%	11.97%
2012	0.20%	19,785	7.515397	148,692	0.49%	11.74%
2012	0.25%	102,575	7.495622	768,863	0.49%	11.69%
2011	0.00%	107,824	6.783221	731,394	0.27%	-23.40%
2011	0.20%	466	6.725660	3,134	0.27%	-23.55%
2011	0.25%	129,785	6.711325	871,029	0.27%	-23.59%
2010	0.00%	89,814	8.855229	795,324	0.49%	15.89%
2010	0.20%	6,533	8.797643	57,475	0.49%	15.66%
2010	0.25%	131,029	8.783283	1,150,865	0.49%	15.61%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2014	0.00%	18,863	$27.296605	$514,896	4.72%	0.08%
2014	0.10%	41,898	26.962029	1,129,655	4.72%	-0.02%
2014	0.20%	59,086	26.631228	1,573,533	4.72%	-0.12%
2014	0.25%	85,105	26.467236	2,252,494	4.72%	-0.17%
2013	0.00%	26,218	27.273471	715,056	5.22%	12.05%
2013	0.10%	39,233	26.966149	1,057,963	5.22%	11.94%
2013	0.20%	65,562	26.661993	1,748,014	5.22%	11.83%
2013	0.25%	107,242	26.511090	2,843,102	5.22%	11.77%
2012	0.00%	16,595	24.339598	403,916	5.53%	16.05%
2012	0.10%	43,266	24.089443	1,042,254	5.53%	15.93%
2012	0.20%	103,936	23.841601	2,478,001	5.53%	15.81%
2012	0.25%	156,382	23.718546	3,709,154	5.53%	15.76%
2011	0.00%	12,611	20.973952	264,503	5.26%	-1.67%
2011	0.10%	73,631	20.779227	1,529,995	5.26%	-1.76%
2011	0.20%	166,152	20.586095	3,420,421	5.26%	-1.86%
2011	0.25%	228,056	20.490135	4,672,898	5.26%	-1.91%
2010	0.00%	8,029	21.329223	171,252	5.62%	18.04%
2010	0.10%	65,118	21.152286	1,377,395	5.62%	17.92%
2010	0.20%	264,897	20.976629	5,556,646	5.62%	17.81%
2010	0.25%	266,392	20.889289	5,564,739	5.62%	17.75%
VT Growth & Income Fund: Class IB (PVGIB)
2014	0.00%	44,044	24.581005	1,082,646	1.18%	10.73%
2013	0.00%	44,765	22.198468	993,714	1.71%	35.68%
2012	0.00%	46,906	16.361335	767,445	1.65%	19.14%
2011	0.00%	50,439	13.733218	692,690	1.21%	-4.64%
2010	0.00%	54,238	14.401578	781,113	1.61%	14.38%
VT International Equity Fund: Class IB (PVTIGB)
2014	0.00%	51,810	21.460987	1,111,894	0.87%	-6.78%
2013	0.00%	49,608	23.021172	1,142,034	1.43%	28.07%
2012	0.00%	53,095	17.975464	954,407	2.17%	21.92%
2011	0.00%	59,303	14.744148	874,372	3.34%	-16.93%
2010	0.00%	64,956	17.749703	1,152,950	3.58%	10.03%
VT Small Cap Value Fund: Class IB (PVTSCB)
2014	0.00%	2,851	14.481041	41,285	0.32%	3.43%
2014	0.20%	6,191	14.272216	88,359	0.32%	3.23%
2014	0.25%	42,688	14.220451	607,043	0.32%	3.18%
2013	0.20%	188	13.825972	2,599	0.78%	39.33%
2013	0.25%	532	13.782720	7,332	0.78%	39.26%
2012	0.20%	170	9.923349	1,687	0.38%	17.25%
2012	0.25%	129	9.897245	1,277	0.38%	17.19%
2011	0.00%	2	8.535717	17	0.48%	-4.73%
2011	0.20%	112	8.463270	948	0.48%	-4.92%
2011	0.25%	1,139	8.445238	9,619	0.48%	-4.96%
2010	0.20%	23	8.900840	205	0.25%	25.73%
2010	0.25%	847	8.886315	7,527	0.25%	25.67%
VT Voyager Fund: Class IB (PVTVB)
2014	0.00%	59,171	27.009337	1,598,169	0.74%	9.72%
2013	0.00%	80,179	24.616350	1,973,714	0.75%	43.72%
2012	0.00%	66,439	17.127486	1,137,933	0.33%	14.23%
2011	0.00%	103,328	14.994106	1,549,311	0.00%	-17.85%
2010	0.00%	84,002	18.251644	1,533,175	1.31%	20.80%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI Growth and Income Fund - Series I Shares (ACGI)
2014	0.00%	727	$17.160094	$12,475	1.85%	10.28%
2014	0.20%	58,679	17.000821	997,591	1.85%	10.06%
2014	0.25%	252,618	16.961219	4,284,709	1.85%	10.00%
2013	0.00%	3,812	15.560488	59,317	1.50%	34.08%
2013	0.20%	49,108	15.446928	758,568	1.50%	33.81%
2013	0.25%	233,125	15.418659	3,594,475	1.50%	33.75%
2012	0.00%	3,942	11.605231	45,748	1.77%	14.63%
2012	0.20%	53,399	11.543577	616,415	1.77%	14.40%
2012	0.25%	248,897	11.528209	2,869,337	1.77%	14.35%
2011	0.00%	3,029	10.123727	30,665	1.62%	-2.01%
2011	0.20%	6,745	10.090153	68,058	1.62%	-2.20%
2011	0.25%	167,059	10.081770	1,684,250	1.62%	-2.25%
VI American Franchise Fund - Series I Shares (ACEG)
2014	0.00%	74,837	14.816518	1,108,824	0.04%	8.44%
2013	0.00%	86,923	13.663384	1,187,662	0.43%	40.14%
2012	0.00%	82,490	9.750071	804,283	0.00%	-2.50%	4/27/2012
VI Value Opportunities Fund - Series I Shares (AVBVI)
2014	0.10%	19,122	21.892482	418,628	1.44%	6.51%
2014	0.25%	5,847	21.491385	125,660	1.44%	6.35%
2013	0.10%	20,420	20.553942	419,711	1.18%	33.62%
2013	0.25%	5,454	20.207669	110,213	1.18%	33.42%
2012	0.10%	26,222	15.382303	403,355	1.42%	17.59%
2012	0.20%	7,061	15.224250	107,498	1.42%	17.47%
2012	0.25%	11,903	15.145833	180,281	1.42%	17.41%
2011	0.10%	31,813	13.081814	416,172	0.88%	-3.15%
2011	0.20%	10,120	12.960374	131,159	0.88%	-3.24%
2011	0.25%	12,226	12.900080	157,716	0.88%	-3.29%
2010	0.10%	24,967	13.506772	337,224	0.57%	7.24%
2010	0.20%	5,367	13.394748	71,890	0.57%	7.14%
2010	0.25%	18,585	13.339087	247,907	0.57%	7.08%
VI High Yield Fund - Series I Shares (AVHY1)
2014	0.00%	25,380	13.681814	347,244	4.12%	1.73%
2014	0.20%	804,677	13.554885	10,907,304	4.12%	1.52%
2014	0.25%	313,696	13.523295	4,242,204	4.12%	1.47%
2013	0.00%	27,374	13.449619	368,170	4.58%	7.01%
2013	0.20%	491,572	13.351532	6,563,239	4.58%	6.79%
2013	0.25%	262,672	13.327070	3,500,648	4.58%	6.74%
2012	0.00%	44,319	12.568827	557,038	5.34%	17.17%
2012	0.20%	480,979	12.502127	6,013,261	5.34%	16.94%
2012	0.25%	265,785	12.485469	3,318,450	5.34%	16.88%
2011	0.00%	43,041	10.726705	461,688	4.07%	0.96%
2011	0.20%	391,627	10.691182	4,186,956	4.07%	0.76%
2011	0.25%	215,058	10.682283	2,297,310	4.07%	0.71%
2010	0.00%	885	10.624548	9,403	8.17%	6.25%	5/3/2010
2010	0.25%	63,440	10.606962	672,906	8.17%	6.07%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI International Growth Fund - Series I Shares (AVIE)
2014	0.00%	66,676	$24.249478	$1,616,858	1.60%	0.33%
2014	0.10%	82,501	23.992303	1,979,389	1.60%	0.23%
2014	0.20%	955,052	23.737932	22,670,959	1.60%	0.13%
2014	0.25%	1,371,702	23.611714	32,388,235	1.60%	0.08%
2013	0.00%	54,300	24.169304	1,312,393	1.27%	19.01%
2013	0.10%	70,645	23.936914	1,691,023	1.27%	18.89%
2013	0.20%	885,594	23.706829	20,994,626	1.27%	18.78%
2013	0.25%	1,326,445	23.592587	31,294,269	1.27%	18.72%
2012	0.00%	48,490	20.308142	984,742	1.49%	15.53%
2012	0.10%	81,123	20.132993	1,633,249	1.49%	15.42%
2012	0.20%	840,837	19.959406	16,782,607	1.49%	15.30%
2012	0.25%	1,152,480	19.873147	22,903,404	1.49%	15.24%
2011	0.00%	43,155	17.577932	758,576	1.56%	-6.74%
2011	0.10%	96,833	17.443806	1,689,136	1.56%	-6.83%
2011	0.20%	717,058	17.310748	12,412,810	1.56%	-6.93%
2011	0.25%	1,182,001	17.244564	20,383,092	1.56%	-6.97%
2010	0.00%	39,185	18.848465	738,577	2.26%	12.86%
2010	0.10%	95,102	18.723325	1,780,626	2.26%	12.75%
2010	0.20%	606,955	18.599074	11,288,801	2.26%	12.64%
2010	0.25%	1,385,053	18.537223	25,675,036	2.26%	12.58%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2014	0.00%	6,784	20.177063	136,881	0.04%	4.43%
2014	0.20%	952	19.792988	18,843	0.04%	4.23%
2014	0.25%	14,528	19.737015	286,739	0.04%	4.17%
2013	0.00%	5,832	19.320302	112,676	0.71%	28.81%
2013	0.20%	852	18.990489	16,180	0.71%	28.56%
2013	0.25%	64,646	18.946248	1,224,799	0.71%	28.49%
2012	0.00%	1,022	14.998642	15,329	0.10%	10.96%
2012	0.20%	1,119	14.772087	16,530	0.10%	10.73%
2012	0.25%	64,406	14.745046	949,669	0.10%	10.68%
2011	0.00%	701	13.517743	9,476	0.39%	-6.38%
2011	0.20%	493	13.340285	6,577	0.39%	-6.56%
2011	0.25%	17,689	13.322532	235,662	0.39%	-6.61%
2010	0.00%	547	14.438615	7,898	1.28%	14.11%
2010	0.20%	222	14.277548	3,170	1.28%	13.88%
2010	0.25%	6,608	14.265646	94,267	1.28%	13.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Micro-Cap Portfolio - Investment Class (ROCMC)
2014	0.00%	35,744	$31.036487	$1,109,368	0.00%	-3.58%
2014	0.10%	47,661	30.656252	1,461,108	0.00%	-3.67%
2014	0.20%	62,640	30.280703	1,896,783	0.00%	-3.77%
2014	0.25%	226,349	30.094665	6,811,897	0.00%	-3.82%
2013	0.00%	38,195	32.188216	1,229,429	0.41%	20.99%
2013	0.10%	64,300	31.825701	2,046,393	0.41%	20.87%
2013	0.20%	118,915	31.467281	3,741,932	0.41%	20.74%
2013	0.25%	582,002	31.289594	18,210,606	0.41%	20.68%
2012	0.00%	67,566	26.604902	1,797,587	0.00%	7.60%
2012	0.10%	93,666	26.331578	2,466,374	0.00%	7.50%
2012	0.20%	378,057	26.061067	9,852,569	0.00%	7.39%
2012	0.25%	990,487	25.926857	25,680,215	0.00%	7.34%
2011	0.00%	47,676	24.724626	1,178,771	2.44%	-12.10%
2011	0.10%	129,742	24.495169	3,178,052	2.44%	-12.19%
2011	0.20%	504,985	24.267837	12,254,894	2.44%	-12.28%
2011	0.25%	1,255,233	24.154962	30,320,105	2.44%	-12.32%
2010	0.00%	31,852	28.128399	895,946	1.92%	29.96%
2010	0.10%	126,687	27.895201	3,533,959	1.92%	29.83%
2010	0.20%	343,994	27.663928	9,516,225	1.92%	29.70%
2010	0.25%	1,201,054	27.549005	33,087,843	1.92%	29.64%
Small-Cap Portfolio - Investment Class (ROCSC)
2012	0.20%	161,683	12.886131	2,083,468	0.10%	12.27%
2012	0.25%	22,966	12.853991	295,205	0.10%	12.22%
2011	0.20%	179,386	11.477349	2,058,876	0.51%	-3.48%
2011	0.25%	26,186	11.454460	299,946	0.51%	-3.52%
2010	0.20%	24,253	11.890655	288,384	0.13%	20.28%
2010	0.25%	3,479	11.872859	41,306	0.13%	20.22%
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.00%	75,501	10.461335	789,841	0.00%	4.66%
2013	0.00%	16,822	9.995608	168,146	0.00%	-0.04%	5/1/2013
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.20%	30,509	12.978284	395,954	0.00%	15.77%
2010	0.25%	4,383	12.941568	56,723	0.00%	15.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity Income Portfolio - II (TREI2)
2014	0.00%	90,419	$27.066173	$2,447,296	1.51%	7.10%
2014	0.10%	87,057	26.734651	2,327,439	1.51%	7.00%
2014	0.20%	805,198	26.407148	21,262,983	1.51%	6.89%
2014	0.25%	1,825,196	26.244959	47,902,194	1.51%	6.84%
2013	0.00%	91,799	25.271092	2,319,861	1.33%	29.41%
2013	0.10%	88,850	24.986539	2,220,054	1.33%	29.28%
2013	0.20%	769,502	24.705147	19,010,660	1.33%	29.15%
2013	0.25%	1,948,099	24.565685	47,856,386	1.33%	29.08%
2012	0.00%	86,712	19.528615	1,693,365	1.93%	16.92%
2012	0.10%	120,639	19.328030	2,331,714	1.93%	16.81%
2012	0.20%	731,656	19.129466	13,996,189	1.93%	16.69%
2012	0.25%	1,843,354	19.030987	35,080,846	1.93%	16.63%
2011	0.00%	77,285	16.702169	1,290,827	1.49%	-1.02%
2011	0.10%	170,630	16.547192	2,823,447	1.49%	-1.12%
2011	0.20%	1,220,543	16.393623	20,009,122	1.49%	-1.22%
2011	0.25%	2,081,555	16.317395	33,965,555	1.49%	-1.27%
2010	0.00%	78,807	16.874180	1,329,804	1.59%	14.74%
2010	0.10%	186,234	16.734289	3,116,494	1.59%	14.63%
2010	0.20%	822,711	16.595545	13,653,337	1.59%	14.51%
2010	0.25%	2,576,571	16.526617	42,582,002	1.59%	14.46%
Health Sciences Portfolio - II (TRHS2)
2014	0.00%	459,906	30.816119	14,172,518	0.00%	31.22%
2014	0.20%	489,466	30.388207	14,873,994	0.00%	30.96%
2014	0.25%	69,008	30.282174	2,089,712	0.00%	30.90%
2013	0.00%	400,032	23.483805	9,394,273	0.00%	50.51%
2013	0.20%	436,725	23.204014	10,133,773	0.00%	50.21%
2013	0.25%	61,756	23.134613	1,428,701	0.00%	50.14%
2012	0.00%	284,958	15.602728	4,446,122	0.00%	31.00%
2012	0.20%	350,332	15.447653	5,411,807	0.00%	30.74%
2012	0.25%	49,763	15.409140	766,805	0.00%	30.67%
2011	0.00%	187,535	11.910614	2,233,657	0.00%	10.39%
2011	0.20%	267,658	11.815879	3,162,615	0.00%	10.17%
2011	0.25%	39,071	11.792318	460,738	0.00%	10.11%
2010	0.00%	59,497	10.790053	641,976	0.00%	15.31%
2010	0.20%	148,647	10.725614	1,594,330	0.00%	15.08%
2010	0.25%	21,321	10.709560	228,339	0.00%	15.02%
Limited-Term Bond Portfolio (TRLT1)
2014	0.00%	42,914	10.453199	448,589	1.25%	0.64%
2014	0.20%	102,490	10.368069	1,062,623	1.25%	0.44%
2014	0.25%	1,509,078	10.346826	15,614,167	1.25%	0.39%
2013	0.00%	30,577	10.387051	317,605	1.44%	0.13%
2013	0.20%	32,627	10.323098	336,812	1.44%	-0.07%
2013	0.25%	1,352,892	10.307121	13,944,422	1.44%	-0.12%
2012	0.00%	2,310	10.373567	23,963	2.05%	2.47%
2012	0.20%	25,459	10.330359	263,001	2.05%	2.27%
2012	0.25%	203,070	10.319545	2,095,590	2.05%	2.22%
2011	0.00%	1,539	10.123073	15,579	2.33%	1.60%
2011	0.20%	12,453	10.101163	125,790	2.33%	1.40%
2011	0.25%	25,033	10.095672	252,725	2.33%	1.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - II (TRMCG2)
2014	0.10%	100,601	$45.278398	$4,555,052	0.00%	12.71%
2014	0.20%	152,909	44.723754	6,838,665	0.00%	12.60%
2014	0.25%	517,115	44.449051	22,985,271	0.00%	12.54%
2013	0.10%	60,960	40.172418	2,448,911	0.00%	36.26%
2013	0.20%	160,278	39.720006	6,366,243	0.00%	36.12%
2013	0.25%	546,346	39.495765	21,578,353	0.00%	36.06%
2012	0.10%	89,523	29.482112	2,639,327	0.00%	13.50%
2012	0.20%	171,631	29.179226	5,008,060	0.00%	13.39%
2012	0.25%	553,994	29.028993	16,081,888	0.00%	13.33%
2011	0.10%	117,041	25.974820	3,040,119	0.00%	-1.62%
2011	0.20%	205,268	25.733750	5,282,315	0.00%	-1.72%
2011	0.25%	689,988	25.614079	17,673,407	0.00%	-1.77%
2010	0.10%	106,889	26.402453	2,822,132	0.00%	27.65%
2010	0.20%	157,925	26.183527	4,135,034	0.00%	27.52%
2010	0.25%	589,794	26.074777	15,378,747	0.00%	27.46%
New America Growth Portfolio (TRNAG1)
2014	0.00%	233,907	25.804892	6,035,945	0.00%	9.33%
2014	0.10%	94,932	25.531238	2,423,731	0.00%	9.22%
2014	0.20%	414,559	25.260493	10,471,965	0.00%	9.12%
2014	0.25%	962,458	25.126185	24,182,898	0.00%	9.06%
2013	0.00%	270,582	23.601929	6,386,257	0.00%	38.01%
2013	0.10%	82,829	23.375000	1,936,128	0.00%	37.87%
2013	0.20%	377,638	23.150264	8,742,419	0.00%	37.73%
2013	0.25%	1,120,051	23.038679	25,804,495	0.00%	37.66%
2012	0.00%	180,354	17.101805	3,084,379	0.56%	13.12%
2012	0.10%	111,088	16.954305	1,883,420	0.56%	13.01%
2012	0.20%	373,039	16.808089	6,270,073	0.56%	12.89%
2012	0.25%	1,386,355	16.735434	23,201,253	0.56%	12.84%
2011	0.00%	105,394	15.118123	1,593,359	0.22%	-1.07%
2011	0.10%	110,249	15.002759	1,654,039	0.22%	-1.17%
2011	0.20%	247,318	14.888293	3,682,143	0.22%	-1.27%
2011	0.25%	1,020,263	14.831357	15,131,885	0.22%	-1.32%
2010	0.00%	39,759	15.281652	607,583	0.22%	19.65%
2010	0.10%	74,949	15.180193	1,137,740	0.22%	19.53%
2010	0.20%	150,190	15.079403	2,264,776	0.22%	19.41%
2010	0.25%	1,088,062	15.029245	16,352,750	0.22%	19.35%
Personal Strategy Balanced Portfolio (TRPSB1)
2014	0.00%	37,513	16.343094	613,078	1.68%	5.20%
2014	0.20%	28,527	16.080089	458,717	1.68%	4.99%
2014	0.25%	189,914	16.015007	3,041,474	1.68%	4.94%
2013	0.00%	36,734	15.535370	570,676	1.53%	17.93%
2013	0.20%	39,811	15.315966	609,744	1.53%	17.69%
2013	0.25%	174,269	15.261599	2,659,624	1.53%	17.63%
2012	0.00%	31,059	13.173531	409,157	1.90%	15.14%
2012	0.20%	28,866	13.013475	375,647	1.90%	14.91%
2012	0.25%	246,963	12.973754	3,204,037	1.90%	14.86%
2011	0.00%	26,377	11.440995	301,779	2.23%	-0.32%
2011	0.20%	4,926	11.324676	55,785	2.23%	-0.52%
2011	0.25%	230,100	11.295758	2,599,154	2.23%	-0.57%
2010	0.00%	22,601	11.478195	259,419	2.69%	13.71%
2010	0.20%	275	11.384193	3,131	2.69%	13.48%
2010	0.25%	108,242	11.360802	1,229,716	2.69%	13.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio (TRBCGP)
2014	0.00%	386,335	$15.641455	$6,042,842	0.00%	9.17%
2014	0.20%	222,445	15.573952	3,464,348	0.00%	8.95%
2014	0.25%	1,167,901	15.557128	18,169,185	0.00%	8.89%
2013	0.00%	3,054	14.327937	43,758	0.08%	41.15%
2013	0.20%	58,866	14.294661	841,470	0.08%	40.87%
2013	0.25%	516,728	14.286363	7,382,164	0.08%	40.80%
2012	0.20%	7,713	10.147317	78,266	0.14%	1.47%	11/1/2012
2012	0.25%	174	10.146488	1,765	0.14%	1.46%	11/1/2012
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.00%	183,449	36.831198	6,756,646	0.51%	-0.41%
2014	0.10%	73,835	49.606579	3,662,702	0.51%	-0.51%
2014	0.20%	49,271	45.535927	2,243,601	0.51%	-0.61%
2014	0.25%	29,770	45.216234	1,346,087	0.51%	-0.66%
2013	0.00%	198,610	36.984403	7,345,472	1.64%	12.02%
2013	0.10%	69,802	49.862781	3,480,522	1.64%	11.91%
2013	0.20%	50,086	45.816921	2,294,786	1.64%	11.80%
2013	0.25%	35,687	45.518029	1,624,402	1.64%	11.74%
2012	0.00%	233,193	33.015883	7,699,073	0.00%	29.81%
2012	0.10%	100,026	44.556901	4,456,849	0.00%	29.68%
2012	0.20%	51,472	40.982513	2,109,452	0.00%	29.55%
2012	0.25%	36,430	40.735521	1,483,995	0.00%	29.48%
2011	0.00%	259,894	25.434462	6,610,264	1.02%	-25.74%
2011	0.10%	132,103	34.359714	4,539,021	1.02%	-25.81%
2011	0.20%	61,605	31.635035	1,948,876	1.02%	-25.89%
2011	0.25%	47,069	31.460137	1,480,797	1.02%	-25.92%
2010	0.00%	307,064	34.249232	10,516,706	0.62%	26.84%
2010	0.10%	119,267	46.313968	5,523,728	0.62%	26.71%
2010	0.20%	68,475	42.683992	2,922,786	0.62%	26.59%
2010	0.25%	48,048	42.469224	2,040,561	0.62%	26.52%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.00%	228,126	33.865332	7,725,563	0.10%	-19.10%
2014	0.10%	46,249	46.830973	2,165,886	0.10%	-19.18%
2014	0.20%	295,856	39.616337	11,720,731	0.10%	-19.26%
2014	0.25%	239,662	39.338254	9,427,885	0.10%	-19.30%
2013	0.00%	248,878	41.861897	10,418,505	0.72%	10.53%
2013	0.10%	175,802	57.947139	10,187,223	0.72%	10.42%
2013	0.20%	262,074	49.069131	12,859,743	0.72%	10.31%
2013	0.25%	191,138	48.749119	9,317,809	0.72%	10.26%
2012	0.00%	252,881	37.872414	9,577,214	0.60%	3.39%
2012	0.10%	250,656	52.477156	13,153,714	0.60%	3.28%
2012	0.20%	277,367	44.481659	12,337,744	0.60%	3.18%
2012	0.25%	175,480	44.213670	7,758,615	0.60%	3.13%
2011	0.00%	273,569	36.631842	10,021,336	1.14%	-16.45%
2011	0.10%	374,493	50.809106	19,027,655	1.14%	-16.53%
2011	0.20%	260,697	43.110971	11,238,901	1.14%	-16.62%
2011	0.25%	188,442	42.872735	8,079,024	1.14%	-16.66%
2010	0.00%	273,628	43.844278	11,997,022	0.34%	29.23%
2010	0.10%	373,992	60.873685	22,766,271	0.34%	29.11%
2010	0.20%	277,177	51.702291	14,330,686	0.34%	28.98%
2010	0.25%	184,024	51.442267	9,466,612	0.34%	28.91%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Fund - Balanced Portfolio (VVB)
2014	0.20%	388,098	$16.082364	$6,241,533	2.09%	9.62%
2014	0.25%	54,717	16.026202	876,906	2.09%	9.57%
2013	0.20%	366,739	14.670654	5,380,301	2.15%	19.64%
2013	0.25%	51,859	14.626745	758,528	2.15%	19.59%
2012	0.20%	325,615	12.261822	3,992,633	2.42%	12.34%
2012	0.25%	46,252	12.231242	565,719	2.42%	12.28%
2011	0.20%	278,075	10.915265	3,035,262	2.26%	3.49%
2011	0.25%	40,591	10.893500	442,178	2.26%	3.44%
2010	0.20%	159,013	10.546985	1,677,108	2.90%	10.79%
2010	0.25%	22,808	10.531205	240,196	2.90%	10.74%
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2014	0.20%	942,404	15.258791	14,379,946	2.20%	9.61%
2014	0.25%	132,866	15.205509	2,020,295	2.20%	9.56%
2013	0.20%	1,045,033	13.920807	14,547,703	2.14%	29.14%
2013	0.25%	147,775	13.879141	2,050,990	2.14%	29.07%
2012	0.20%	1,103,096	10.779851	11,891,211	0.80%	16.27%
2012	0.25%	156,691	10.752951	1,684,891	0.80%	16.21%
2011	0.20%	208,325	9.271686	1,931,524	1.77%	3.71%
2011	0.25%	30,410	9.253188	281,389	1.77%	3.66%
2010	0.20%	166,695	8.939847	1,490,228	2.69%	9.11%
2010	0.25%	23,910	8.926459	213,432	2.69%	9.06%
Variable Insurance Fund - International Portfolio (VVI)
2014	0.20%	346,821	10.863639	3,767,738	1.47%	-6.24%
2014	0.25%	48,897	10.825716	529,345	1.47%	-6.29%
2013	0.20%	410,243	11.586961	4,753,470	1.38%	23.01%
2013	0.25%	58,011	11.552291	670,160	1.38%	22.95%
2012	0.20%	412,707	9.419580	3,887,527	2.10%	19.90%
2012	0.25%	58,623	9.396076	550,826	2.10%	19.84%
2011	0.20%	440,376	7.856392	3,459,766	1.43%	-13.71%
2011	0.25%	64,283	7.840712	504,024	1.43%	-13.75%
2010	0.20%	421,970	9.104558	3,841,850	1.67%	15.49%
2010	0.25%	60,536	9.090922	550,328	1.67%	15.43%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2014	0.20%	809,589	17.817703	14,425,016	0.93%	13.37%
2014	0.25%	114,141	17.755513	2,026,632	0.93%	13.31%
2013	0.20%	889,050	15.716890	13,973,101	0.97%	34.66%
2013	0.25%	125,717	15.669871	1,969,969	0.97%	34.59%
2012	0.20%	702,845	11.671636	8,203,351	1.08%	15.58%
2012	0.25%	99,836	11.642534	1,162,344	1.08%	15.53%
2011	0.20%	638,998	10.097955	6,452,573	1.09%	-2.23%
2011	0.25%	93,276	10.077827	940,019	1.09%	-2.28%
2010	0.20%	763,575	10.328493	7,886,579	0.86%	25.12%
2010	0.25%	109,541	10.313041	1,129,701	0.86%	25.06%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Fund - REIT Index Portfolio (VVREI)
2014	0.20%	486,210	$17.444189	$8,481,539	2.98%	29.85%
2014	0.25%	68,449	17.408681	1,191,607	2.98%	29.78%
2013	0.20%	454,927	13.434239	6,111,598	1.23%	2.13%
2013	0.25%	64,236	13.413578	861,635	1.23%	2.08%
2012	0.20%	123,184	13.154393	1,620,411	2.07%	17.22%
2012	0.25%	17,472	13.140722	229,595	2.07%	17.17%
2011	0.20%	121,056	11.221552	1,358,436	2.09%	8.22%
2011	0.25%	17,645	11.215498	197,897	2.09%	8.17%
2010	0.20%	176,817	10.369043	1,833,423	0.00%	3.69%	12/1/2010
2010	0.25%	25,325	10.368617	262,585	0.00%	3.69%	12/1/2010
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2014	0.20%	356,524	12.438437	4,434,601	1.51%	1.55%
2014	0.25%	50,265	12.395005	623,035	1.51%	1.50%
2013	0.20%	336,921	12.248086	4,126,637	2.05%	0.87%
2013	0.25%	47,643	12.211432	581,789	2.05%	0.82%
2012	0.20%	430,019	12.142003	5,221,292	2.42%	4.21%
2012	0.25%	61,083	12.111704	739,819	2.42%	4.16%
2011	0.20%	340,653	11.651689	3,969,183	3.06%	1.81%
2011	0.25%	49,726	11.628465	578,237	3.06%	1.76%
2010	0.20%	271,236	11.444105	3,104,053	2.88%	5.01%
2010	0.25%	38,912	11.426982	444,647	2.88%	4.96%
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2014	0.20%	211,544	17.205378	3,639,694	0.29%	3.17%
2014	0.25%	29,759	17.183180	511,354	0.29%	3.12%
2013	0.20%	234,928	16.676124	3,917,688	0.00%	46.25%
2013	0.25%	33,147	16.662933	552,326	0.00%	46.18%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2014	0.20%	1,223,324	11.445074	14,001,034	2.04%	5.68%
2014	0.25%	172,221	11.421739	1,967,063	2.04%	5.63%
2013	0.20%	660,792	10.829917	7,156,323	2.50%	-2.48%
2013	0.25%	93,304	10.813242	1,008,919	2.50%	-2.53%
2012	0.20%	576,440	11.105835	6,401,848	2.82%	3.82%
2012	0.25%	81,762	11.094288	907,091	2.82%	3.76%
2011	0.20%	505,956	10.697615	5,412,522	4.18%	7.44%
2011	0.25%	73,748	10.691844	788,502	4.18%	7.38%
2010	0.20%	719,981	9.957077	7,168,906	0.00%	-0.43%	12/1/2010
2010	0.25%	103,135	9.956666	1,026,881	0.00%	-0.43%	12/1/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.00%	805,694	$14.973058	$12,063,703	0.49%	-5.26%
2014	0.20%	57,687	14.757217	851,300	0.49%	-5.45%
2014	0.25%	133,381	14.703724	1,961,197	0.49%	-5.50%
2013	0.00%	862,473	15.805085	13,631,459	1.28%	25.13%
2013	0.20%	36,928	15.608472	576,390	1.28%	24.88%
2013	0.25%	118,140	15.559672	1,838,220	1.28%	24.82%
2012	0.00%	877,374	12.630803	11,081,938	1.12%	19.18%
2012	0.20%	115,705	12.498640	1,446,155	1.12%	18.94%
2012	0.25%	153,873	12.465791	1,918,149	1.12%	18.88%
2011	0.00%	748,836	10.598470	7,936,516	1.05%	-7.21%
2011	0.20%	120,081	10.508616	1,261,885	1.05%	-7.39%
2011	0.25%	183,861	10.486248	1,928,012	1.05%	-7.44%
2010	0.00%	503,668	11.421435	5,752,611	1.09%	8.67%
2010	0.20%	1,589	11.347238	18,031	1.09%	8.46%
2010	0.25%	219,804	11.328745	2,490,103	1.09%	8.40%
Variable Insurance Portfolios - Growth (WRGP)
2014	0.00%	41,497	24.835180	1,030,585	0.46%	11.81%
2014	0.10%	27,020	24.596290	664,592	0.46%	11.70%
2014	0.20%	6,840	24.359713	166,620	0.46%	11.59%
2014	0.25%	64,211	24.242285	1,556,621	0.46%	11.53%
2013	0.00%	21,182	22.211723	470,489	0.38%	36.46%
2013	0.10%	31,926	22.020070	703,013	0.38%	36.32%
2013	0.20%	14,932	21.830088	325,967	0.38%	36.19%
2013	0.25%	89,523	21.735728	1,945,848	0.38%	36.12%
2012	0.00%	13,153	16.277308	214,095	0.06%	12.74%
2012	0.10%	42,493	16.152997	686,389	0.06%	12.63%
2012	0.20%	13,236	16.029638	212,168	0.06%	12.52%
2012	0.25%	60,799	15.968332	970,859	0.06%	12.46%
2011	0.00%	14,516	14.437370	209,573	0.43%	2.12%
2011	0.10%	70,006	14.341473	1,003,989	0.43%	2.02%
2011	0.20%	13,379	14.246224	190,600	0.43%	1.92%
2011	0.25%	53,067	14.198847	753,490	0.43%	1.87%
2010	0.00%	10,396	14.137204	146,970	0.58%	12.58%
2010	0.10%	48,419	14.057322	680,641	0.58%	12.47%
2010	0.20%	2,258	13.977904	31,562	0.58%	12.36%
2010	0.25%	43,733	13.938364	609,566	0.58%	12.30%
Variable Insurance Portfolios - High Income (WRHIP)
2014	0.00%	291,172	12.284930	3,577,028	5.21%	1.90%
2014	0.10%	1,805,061	12.252220	22,116,004	5.21%	1.80%
2014	0.20%	275,142	12.219612	3,362,128	5.21%	1.70%
2014	0.25%	1,210,071	12.203324	14,766,888	5.21%	1.65%
2013	0.00%	208,250	12.055335	2,510,524	4.84%	10.50%
2013	0.20%	1,020,247	12.015237	12,258,510	4.84%	10.28%
2013	0.25%	653,899	12.005230	7,850,208	4.84%	10.22%
2012	0.00%	101,745	10.909915	1,110,029	0.10%	9.10%	5/1/2012
2012	0.20%	903,765	10.895380	9,846,863	0.10%	8.95%	5/1/2012
2012	0.25%	186,961	10.891747	2,036,332	0.10%	8.92%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.00%	47,467	$14.235241	$675,704	0.00%	7.87%
2014	0.20%	25,489	14.159561	360,913	0.00%	7.65%
2014	0.25%	270,542	14.140712	3,825,657	0.00%	7.60%
2013	0.00%	46,256	13.196715	610,427	0.00%	29.94%
2013	0.20%	14,260	13.152836	187,559	0.00%	29.68%
2013	0.25%	82,059	13.141897	1,078,411	0.00%	29.61%
2012	0.00%	20,326	10.156251	206,436	0.00%	1.56%	5/1/2012
2012	0.20%	396	10.142723	4,017	0.00%	1.43%	5/1/2012
2012	0.25%	33,681	10.139350	341,503	0.00%	1.39%	5/1/2012
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2014	0.00%	250,067	20.775146	5,195,178	0.90%	30.17%
2014	0.10%	51,354	20.575277	1,056,623	0.90%	30.04%
2014	0.20%	19,205	20.377337	391,347	0.90%	29.91%
2014	0.25%	66,974	20.279051	1,358,169	0.90%	29.84%
2013	0.00%	162,898	15.960563	2,599,944	1.00%	1.13%
2013	0.10%	30,515	15.822817	482,833	1.00%	1.03%
2013	0.20%	23,209	15.686256	364,062	1.00%	0.93%
2013	0.25%	46,882	15.618390	732,221	1.00%	0.88%
2012	0.00%	63,739	15.782147	1,005,938	0.74%	17.72%
2012	0.10%	48,019	15.661595	752,054	0.74%	17.60%
2012	0.20%	18,541	15.541962	288,164	0.74%	17.48%
2012	0.25%	36,559	15.482465	566,023	0.74%	17.42%
2011	0.00%	57,695	13.406856	773,509	0.77%	5.01%
2011	0.10%	63,865	13.317784	850,540	0.77%	4.90%
2011	0.20%	7,016	13.229310	92,817	0.77%	4.80%
2011	0.25%	77,067	13.185267	1,016,149	0.77%	4.75%
2010	0.00%	26,415	12.767438	337,252	2.03%	28.51%
2010	0.10%	27,301	12.695262	346,593	2.03%	28.38%
2010	0.20%	4,295	12.623516	54,218	2.03%	28.25%
2010	0.25%	62,625	12.587772	788,309	2.03%	28.19%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2014	0.00%	293,061	21.190944	6,210,239	0.00%	2.91%
2014	0.20%	304,854	20.885416	6,367,003	0.00%	2.71%
2014	0.25%	213,742	20.809776	4,447,923	0.00%	2.65%
2013	0.00%	254,379	20.591565	5,238,062	0.00%	56.38%
2013	0.20%	314,874	20.335318	6,403,063	0.00%	56.07%
2013	0.25%	230,840	20.271805	4,679,543	0.00%	55.99%
2012	0.00%	98,424	13.167237	1,295,972	0.00%	27.83%
2012	0.20%	119,331	13.029378	1,554,809	0.00%	27.57%
2012	0.25%	151,147	12.995166	1,964,180	0.00%	27.51%
2011	0.00%	36,947	10.300580	380,576	0.00%	-5.77%
2011	0.20%	76,080	10.213184	777,019	0.00%	-5.96%
2011	0.25%	124,700	10.191472	1,270,877	0.00%	-6.00%
2010	0.00%	7,021	10.930985	76,746	0.00%	12.75%
2010	0.20%	132	10.859919	1,434	0.00%	12.53%
2010	0.25%	117,513	10.842237	1,274,104	0.00%	12.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Discovery Fund (SVDF)
2014	0.00%	380,793	$17.763449	$6,764,197	0.00%	0.36%
2014	0.20%	249,813	17.507387	4,373,573	0.00%	0.15%
2014	0.25%	236,671	17.443877	4,128,460	0.00%	0.10%
2013	0.00%	359,392	17.700580	6,361,447	0.01%	43.80%
2013	0.20%	230,118	17.480362	4,022,546	0.01%	43.51%
2013	0.25%	261,339	17.425668	4,554,007	0.01%	43.44%
2012	0.00%	334,846	12.309177	4,121,679	0.00%	17.74%
2012	0.10%	27,690	12.244588	339,053	0.00%	17.62%
2012	0.20%	227,629	12.180346	2,772,600	0.00%	17.50%
2012	0.25%	192,441	12.148301	2,337,831	0.00%	17.44%
2011	0.00%	287,967	10.454971	3,010,687	0.00%	0.42%
2011	0.10%	29,156	10.410540	303,530	0.00%	0.32%
2011	0.20%	755	10.366304	7,827	0.00%	0.22%
2011	0.25%	184,638	10.344211	1,909,934	0.00%	0.17%
2010	0.00%	229,478	10.410941	2,389,082	0.00%	35.54%
2010	0.10%	31,322	10.377053	325,030	0.00%	35.41%
2010	0.20%	346	10.343273	3,579	0.00%	35.27%
2010	0.25%	147,998	10.326390	1,528,285	0.00%	35.20%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	0.00%	4	25.104647	100	0.06%	10.42%
2014	0.10%	47,231	24.739029	1,168,449	0.06%	10.31%
2014	0.20%	57,554	24.378781	1,403,096	0.06%	10.20%
2014	0.25%	274,905	24.200566	6,652,857	0.06%	10.15%
2013	0.00%	4	22.734800	91	0.20%	30.68%
2013	0.10%	54,407	22.426118	1,220,138	0.20%	30.55%
2013	0.20%	90,447	22.121661	2,000,838	0.20%	30.42%
2013	0.25%	306,255	21.970927	6,728,706	0.20%	30.35%
2012	0.00%	4	17.397601	70	0.09%	15.52%
2012	0.10%	98,225	17.178537	1,687,362	0.09%	15.41%
2012	0.20%	110,208	16.962265	1,869,377	0.09%	15.29%
2012	0.25%	274,874	16.855104	4,633,030	0.09%	15.23%
2011	0.00%	4	15.059998	60	0.16%	-5.52%
2011	0.10%	132,129	14.885276	1,966,777	0.16%	-5.61%
2011	0.20%	106,635	14.712613	1,568,879	0.16%	-5.71%
2011	0.25%	312,720	14.626997	4,574,155	0.16%	-5.75%
2010	0.00%	4	15.939710	64	0.78%	23.76%
2010	0.10%	145,576	15.770532	2,295,811	0.78%	23.63%
2010	0.20%	144,720	15.603173	2,258,091	0.78%	23.51%
2010	0.25%	279,659	15.520123	4,340,342	0.78%	23.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.00%	133,868	$16.547252	$2,215,148	0.00%	-1.88%
2014	0.20%	72,398	16.308648	1,180,713	0.00%	-2.07%
2014	0.25%	183,519	16.249523	2,982,096	0.00%	-2.12%
2013	0.00%	183,245	16.863800	3,090,207	0.00%	50.23%
2013	0.20%	49,514	16.653921	824,602	0.00%	49.93%
2013	0.25%	198,445	16.601843	3,294,553	0.00%	49.85%
2012	0.00%	182,930	11.225415	2,053,465	0.00%	7.87%
2012	0.20%	246,982	11.107878	2,743,446	0.00%	7.66%
2012	0.25%	282,624	11.078669	3,131,098	0.00%	7.60%
2011	0.00%	220,980	10.406273	2,299,578	0.00%	-4.60%
2011	0.20%	240,548	10.317983	2,481,970	0.00%	-4.79%
2011	0.25%	506,120	10.296017	5,211,020	0.00%	-4.83%
2010	0.00%	207,689	10.907631	2,265,395	0.00%	26.77%
2010	0.20%	8,178	10.836693	88,622	0.00%	26.52%
2010	0.25%	412,207	10.819018	4,459,675	0.00%	26.46%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	967,069	20.707226	20,025,316	1.37%	27.34%
2012	0.00%	957,445	16.261792	15,569,771	2.16%	21.23%
2011	0.00%	1,097,060	13.414448	14,716,454	1.25%	-8.27%
2010	0.00%	1,191,196	14.623513	17,419,470	1.42%	15.97%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	189,756	10.352942	1,964,533	0.00%	-8.81%
2010	0.00%	151,587	11.352948	1,720,959	0.00%	13.53%	5/3/2010
2011	0.00%	1,571,373	10.783470	16,944,854	0.38%	-32.33%
2010	0.00%	1,903,372	15.936367	30,332,835	0.54%	25.03%
2009	0.00%	1,868,731	12.746144	23,819,114	0.43%	79.07%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	201,488	19.119582	3,852,366	2.07%	-0.97%
2012	0.00%	218,972	19.307248	4,227,747	1.42%	13.16%
2011	0.00%	262,679	17.062376	4,481,928	0.97%	-15.86%
2010	0.00%	278,260	20.278309	5,642,642	1.64%	17.51%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	395,070	18.236527	7,204,705	2.46%	22.98%
2012	0.00%	366,253	14.829007	5,431,168	2.90%	18.30%
2011	0.00%	406,154	12.534749	5,091,038	1.77%	-10.68%
2010	0.00%	389,994	14.033220	5,472,872	1.62%	8.41%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	535,931	20.700503	11,094,041	4.83%	1.64%
2012	0.00%	606,188	20.367363	12,346,451	6.28%	15.06%
2011	0.00%	614,756	17.701343	10,882,007	5.34%	-0.83%
2010	0.00%	535,857	17.849519	9,564,790	1.48%	14.38%
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)
2013	0.10%	4,808	25.555197	122,869	0.08%	30.92%
2013	0.25%	6,575	25.124785	165,195	0.08%	30.72%
2012	0.10%	4,043	19.519575	78,918	0.09%	15.83%
2012	0.25%	8,723	19.219603	167,653	0.09%	15.66%
2011	0.10%	10,885	16.851290	183,426	0.00%	-1.44%
2011	0.25%	7,722	16.617281	128,319	0.00%	-1.59%
2010	0.10%	9,539	17.097854	163,096	0.06%	17.15%
2010	0.25%	5,826	16.885673	98,376	0.06%	16.97%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	588,722	$18.202636	$10,716,292	6.72%	6.94%
2012	0.00%	644,890	17.021800	10,977,189	8.23%	14.71%
2011	0.00%	746,693	14.839228	11,080,348	7.79%	3.81%
2010	0.00%	838,621	14.295077	11,988,152	8.54%	13.16%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	452,954	19.481483	8,824,216	1.14%	0.75%
2012	0.00%	488,948	19.336082	9,454,339	0.40%	17.24%
2011	0.00%	746,323	16.493303	12,309,331	0.71%	-22.39%
2010	0.00%	794,544	21.252025	16,885,669	0.07%	16.21%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	430,241	9.956257	4,283,590	0.51%	17.81%
2012	0.00%	425,415	8.450909	3,595,143	0.79%	15.58%
2011	0.00%	519,645	7.311920	3,799,603	1.34%	-9.76%
2010	0.00%	484,564	8.103077	3,926,459	1.02%	13.27%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	63,786	12.681863	808,925	0.16%	-7.91%
2010	0.00%	69,399	13.771185	955,706	0.73%	15.49%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	128,974	18.079131	2,331,738	0.00%	-7.16%
2011	0.10%	16,279	17.911321	291,578	0.00%	-7.25%
2011	0.20%	6,516	17.745096	115,627	0.00%	-7.34%
2011	0.25%	63,941	17.662531	1,129,360	0.00%	-7.39%
2010	0.00%	137,618	19.473180	2,679,860	0.00%	18.78%
2010	0.10%	17,428	19.311717	336,565	0.00%	18.66%
2010	0.20%	74,958	19.151595	1,435,565	0.00%	18.54%
2010	0.25%	259,349	19.072022	4,946,310	0.00%	18.48%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	145,428	11.841416	1,722,073	3.07%	21.27%
2012	0.00%	101,703	9.764428	993,072	2.68%	18.29%
2011	0.00%	94,205	8.254444	777,610	2.74%	-12.72%
2010	0.00%	71,480	9.456969	675,984	2.11%	7.54%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	1,431,105	12.166606	17,411,691	1.26%	21.34%
2012	0.00%	1,574,138	10.026765	15,783,512	0.59%	15.78%
2011	0.00%	1,756,758	8.660251	15,213,965	1.29%	-9.37%
2010	0.00%	1,926,194	9.555175	18,405,121	0.78%	14.04%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	437,468	12.775201	5,588,742	2.28%	21.42%
2012	0.00%	465,460	10.521355	4,897,270	0.39%	17.24%
2011	0.00%	503,863	8.974574	4,521,956	1.89%	-16.11%
2010	0.00%	512,098	10.698362	5,478,610	2.30%	6.11%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.00%	31,818	12.359941	393,269	5.84%	8.24%
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.00%	27,195	11.345188	308,532	0.11%	12.23%
2010	0.10%	59,479	11.333247	674,090	0.11%	12.12%
2010	0.25%	2,673	11.315359	30,246	0.11%	11.95%
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2010	0.00%	195,615	17.098317	3,344,687	1.02%	11.46%
2010	0.10%	45,228	13.742313	621,537	1.02%	11.35%
2010	0.20%	2,064	13.468298	27,799	1.02%	11.24%
2010	0.25%	14,874	13.400531	199,319	1.02%	11.18%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.00%	264	$14.935320	$3,943	0.79%	11.36%
2011	0.00%	477,390	2.908819	1,388,641	8.67%	-1.88%
2010	0.00%	458,373	2.964546	1,358,868	5.86%	14.68%
2011	0.00%	68,934	4.084054	281,530	9.52%	-2.34%
2010	0.00%	90,495	4.181802	378,432	6.48%	14.81%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.00%	91,046	12.448619	1,133,397	0.26%	14.46%
Variable Series II - Strategic Value VIP - Class B (obsolete) (SVSHEB)
2010	0.20%	8,894	8.241888	73,303	1.79%	11.91%
2010	0.25%	15,449	8.222631	127,031	1.79%	11.85%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.00%	9,168	18.872253	173,021	0.00%	30.17%
2013	0.10%	17,900	18.709418	334,899	0.00%	30.04%
2013	0.20%	34,709	18.547977	643,782	0.00%	29.91%
2013	0.25%	28,802	18.467741	531,908	0.00%	29.85%
2012	0.00%	4,093	14.497885	59,340	0.00%	15.61%
2012	0.10%	51,805	14.387170	745,327	0.00%	15.50%
2012	0.20%	34,171	14.277287	487,869	0.00%	15.38%
2012	0.25%	34,599	14.222632	492,089	0.00%	15.33%
2011	0.00%	6,581	12.539840	82,525	0.00%	-7.89%
2011	0.10%	57,688	12.456554	718,594	0.00%	-7.99%
2011	0.20%	9,490	12.373806	117,427	0.00%	-8.08%
2011	0.25%	68,644	12.332624	846,561	0.00%	-8.12%
2010	0.00%	4,745	13.614679	64,602	0.00%	23.88%
2010	0.10%	58,821	13.537768	796,305	0.00%	23.76%
2010	0.20%	8,529	13.461279	114,811	0.00%	23.63%
2010	0.25%	65,819	13.423172	883,500	0.00%	23.57%
Mid Cap Growth Portfolio - Class 1 (obsolete) (OGGO)
2013	0.10%	36,544	32.667268	1,193,793	0.06%	43.16%
2013	0.25%	88,495	32.118996	2,842,371	0.06%	42.94%
2012	0.10%	37,959	22.818900	866,183	0.00%	15.99%
2012	0.25%	101,455	22.469562	2,279,649	0.00%	15.82%
2011	0.10%	43,643	19.672645	858,573	0.00%	-6.24%
2011	0.25%	117,879	19.400621	2,286,926	0.00%	-6.38%
2010	0.10%	44,475	20.982776	933,209	0.00%	25.51%
2010	0.25%	145,637	20.723653	3,018,131	0.00%	25.32%

2014	Contract owners equity:				$4,739,882,176
2013	Contract owners equity:				$4,637,188,888
2012	Contract owners equity:				$4,083,042,311
2011	Contract owners equity:				$3,792,718,355
2010	Contract owners equity:				$4,097,345,784

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.